HARTFORD LEADERS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON]  1-800-862-6668 (CONTRACT OWNERS)
                  1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]   WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

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This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:

X  AIM Variable Insurance Funds

X  AllianceBernstein Variable Products Series Fund, Inc.

X  Fidelity Variable Insurance Products Funds

X  Franklin Templeton Variable Insurance Products Trust

X  Hartford HLS Series Fund II, Inc.

X  Hartford Series Fund, Inc.

X  Lord Abbett Series Fund, Inc.

X  MFS(R) Variable Insurance Trust

X  Oppenheimer Variable Account Funds

X  Putnam Variable Trust

X  The Universal Institutional Funds, Inc.

X  Van Kampen Life Investment Trust

Please see Appendix C (Fund Data) for additional information. This prospectus refers to several Contract options that differ most significantly in terms of sales charges, if any, and Mortality and Expense Risk Charges. As used throughout this prospectus, the Access contract version has no sales charge; Core has a 7 year contingent deferred sales charge (CDSC); Outlook has a 4 year CDSC; and Plus is a bonus annuity with a 8 year CDSC. The amount of the bonus may be more than offset by additional charges. Because of these higher charges, there could be circumstances where you may be worse off purchasing a bonus Contract than purchasing other Contracts variations. The form of Contract selected will be identified on your application and Contract. Not every contract variation may be available from your Financial Intermediary.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY             [NOT] FDIC
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE              [NOT] BANK

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PROSPECTUS DATED: MAY 1, 2008

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2008

2

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TABLE OF CONTENTS

                                                                        PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                        14
   The Company                                                                14
   The Separate Account                                                       14
   The Funds                                                                  14
   Fixed Accumulation Feature                                                 16
4. PERFORMANCE RELATED INFORMATION                                            16
5. THE CONTRACT                                                               17
   a. Purchases and Contract Value                                            17
   b. Charges and Fees                                                        25
   c. Surrenders                                                              28
   d. Annuity Payouts                                                         30
   e. Standard Death Benefits                                                 33
6. OPTIONAL DEATH BENEFITS                                                    35
   a. MAV Plus                                                                35
7. OPTIONAL WITHDRAWAL BENEFITS                                               37
   a. The Hartford's Lifetime Income Builder Selects
    The Hartford's Lifetime Income Builder Portfolios                         37
   b. The Hartford's Principal First                                          47
8. MISCELLANEOUS                                                              51
   a. Glossary                                                                51
   b. State Variations                                                        54
   c. More Information                                                        55
   d. Legal Proceedings                                                       56
   e. How Contracts Are Sold                                                  56
9. FEDERAL TAX CONSIDERATIONS                                                 58
10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                      64
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      72
APPENDIX A -- EXAMPLES                                                   APP A-1
APPENDIX B -- ACCUMULATION UNIT VALUES                                   APP B-1
APPENDIX C -- COMPARISON AND FUND DATA                                   APP C-1
APPENDIX D -- OPTIONAL BENEFIT COMPARISONS                               APP D-1
APPENDIX E -- THE HARTFORD'S LIFETIME INCOME FOUNDATION                  APP E-1
APPENDIX F -- THE HARTFORD'S LIFETIME INCOME BUILDER II                  APP F-1
APPENDIX G -- EXCHANGE PROGRAMS                                          APP G-1

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1. HIGHLIGHTS

A. OVERVIEW

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity provides:

X  Tax-deferred investing (subject to possible IRS penalty)(Sections 5(c), 9 &
   10)

X  Professional money management (Sections 3, 5(a) & Appendix C)

X  Guaranteed fixed or lifetime withdrawal benefits (Sections 2, 5(d) & 7)

X  Optional death and/or withdrawal benefits (Sections 7, Appendix E & F)

X  Death benefit protection (Sections 2, 5(e) & 6)

B. HOW TO BUY THIS VARIABLE ANNUITY (Sections 5(a) & 8(a))

[Thumbs up]   Choose the contract version right for you. Versions available in this prospectus include:

                                                      SALES CHARGE TYPE
----------------------------------------------------------------------------------------------
ACCESS                                                       None
CORE                                      7 Year - Contingent Deferred Sales Charge
OUTLOOK                                   4 Year - Contingent Deferred Sales Charge
PLUS                                      8 Year - Contingent Deferred Sales Charge

The form of Contract selected will be identified on your application and Contract. Not every variation of this variable annuity may be available from your Financial Intermediary. Other available variations for certain Financial Intermediaries are not described in this prospectus.

[Thumbs up]   Choose an optional feature right for you. Options include:

           OPTIONAL FEATURE                          GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus                             Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects                                  Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios                               Benefit with full annual step-up rights

For The Hartford's Lifetime Income Builder Selects, we reserve the right to limit the Funds into which you may allocate your Contract Value. For The Hartford's Lifetime Income Builder Portfolios, your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold/Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Threshold/Lifetime Benefit Payment.

Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. Other optional features that are not actively sold are referenced in Appendices. For more information, see Sections 6, 7 & Appendices D, E & F.

 [In writing]    Complete our application or order request and submit it to your
                 Financial Intermediary for approval.
       $         Pay the applicable minimum initial Premium Payment.

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                               QUALIFIED CONTRACT      NON-QUALIFIED CONTRACT
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ACCESS                                $2,000                    $10,000
CORE                                  $1,000                     $1,000
OUTLOOK                               $2,000                    $10,000
PLUS                                  $2,000                    $10,000

C. INVESTMENT OPTIONS (Sections 3, 5(a) & Appendix C)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a Fixed Accumulation
   Feature.

D. CHARGES AND FEES (Sections 2, 5(b) & 5(c))

You will pay the following types of fees:

X  Sales charges (vary by Contract version)

X  Contract expenses

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

X Will you use the variable annuity primarily to save for retirement or a similar long-term goal?

X Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?

X Are you willing to take the risk that your Contract Value may decrease if your underlying investment options perform poorly?

X Do you intend to hold this variable annuity long enough to avoid paying any surrender charges if you have to withdraw money?

X If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any surrender charges you might have to pay if you withdraw your money before the end of the surrender charge period for the new annuity?

X  Do you need an optional living or Death Benefit?

X If you are purchasing our "Plus" variable annuity, are you sure that you understand that you are buying a "bonus" annuity? Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that Payment Enhancements may be more than offset by the additional fees and charges associated with the bonus? Do you know that we may take back some or all Payment Enhancements in certain circumstances?

X  Can you cancel your contract? (Section 5(a))

F. COMMISSIONS PAID FOR SELLING THIS VARIABLE ANNUITY (Section 8(f))

We pay a commission for selling this variable annuity to you. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. Maximum up-front commissions are:

ACCESS                                                                        2%
CORE                                                                          7%
OUTLOOK                                                                    5.75%
PLUS                                                                        6.5%

We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

                                       ACCESS      CORE      OUTLOOK     PLUS
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SALES CHARGE IMPOSED ON PURCHASES     None       None       None       None
 (as a percentage of Premium
 Payments)
  $0 - $49,999
  $50,000 - $99,999
  $100,000 - $249,999
  $250,000 - $499,999
  $500,000 - $999,999
  $1,000,000+
CONTINGENT DEFERRED SALES CHARGE (1)  None
(as a percentage of Premium
Payments)
  First Year                                            7%         7%         8%
  Second Year                                           7%         6%         8%
  Third Year                                            7%         5%         8%
  Fourth Year                                           6%         4%         8%
  Fifth Year                                            5%         0%         7%
  Sixth Year                                            4%         0%         6%
  Seventh Year                                          3%         0%         5%
  Eighth Year                                           0%         0%         4%
  Ninth Year                                            0%         0%         0%
SURRENDER FEE (as a percentage of     None       None       None       None
amount Surrendered, if applicable)
TRANSFER FEE                          None       None       None       None

(1)  Each Premium Payment has its own Contingent Deferred Sales Charge schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                       ACCESS      CORE      OUTLOOK     PLUS
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ANNUAL MAINTENANCE FEE (2)               $30        $30        $30        $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as
 a percentage of average daily
 Contract Value)
  Mortality and Expense Risk Charge       1.50%      1.05%      1.45%      1.45%
  Administrative Charge                   0.20%      0.20%      0.20%      0.20%
  Total Separate Account Annual           1.70%      1.25%      1.65%      1.65%
   Expenses
MAXIMUM OPTIONAL CHARGES (as a
percentage of average daily Contract
Value)
  The Hartford's Principal First          0.75%      0.75%      0.75%      0.75%
   Charge (3)(4)

(2)  Fee waived if Contract Value is $50,000 or more on your Contract
     Anniversary.

(3)  You may not own more than one of these optional riders at the same time.

(4) Current charges for new purchases are: The Hartford's Lifetime Income Builder II (0.40%), The Hartford's Principal First (0.50%), The Hartford's Lifetime Income Builder Selects (0.55%) and The Hartford's Lifetime Income Builder Portfolios (0.65%).

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                                       ACCESS      CORE      OUTLOOK     PLUS
  MAV/MAV Plus Charge                     0.30%      0.30%      0.30%      0.30%
  Total Separate Account Annual           2.75%      2.30%      2.70%      2.70%
   Expenses with optional benefit
   separate account charges
MAXIMUM OPTIONAL CHARGES (3) (as a
percentage of Payment Base)
  The Hartford's Lifetime Income          0.30%      0.30%      0.30%      0.30%
   Foundation (3)
  The Hartford's Lifetime Income          0.75%      0.75%      0.75%      0.75%
   Builder II (3)(4)
  The Hartford's Lifetime Income
   Builder Selects (3)(4)
    -- Single Life Option                 1.50%      1.50%      1.50%      1.50%
    -- Joint/Spousal Life Option          1.50%      1.50%      1.50%      1.50%
  The Hartford's Lifetime Income
  Builder Portfolios (3)(4)
    -- Single Life Option                 1.50%      1.50%      1.50%      1.50%
    -- Joint/Spousal Life Option          1.50%      1.50%      1.50%      1.50%

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

Hartford Leaders.

                                                                                                  MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                0.47%              1.83%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses. (5)

(5)  Please see Appendix C for additional information.

THE FOLLOWING TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (As a percentage of net assets)

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                      DISTRIBUTION                            ACQUIRED
                                                         AND/OR                                 FUND
                                    MANAGEMENT       SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                        FEE               FEES*            EXPENSES           EXPENSES
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AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation
  Fund --Series II                      0.610%             0.250%             0.270%             0.000%
 AIM V.I. Capital Development
  Fund --Series II                      0.750%             0.250%             0.310%             0.000%
 AIM V.I. Core Equity Fund --
  Series II                             0.600%             0.250%             0.280%             0.020%
 AIM V.I. International Growth
  Fund -- Series II                     0.710%             0.250%             0.360%             0.010%
 AIM V.I. Small Cap Equity
  Fund -- Series II                     0.750%             0.250%             0.370%             0.010%
ALLIANCEBERNSTEIN VARIABLE
 PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio --
  Class B                               0.550%             0.250%             0.270%               N/A

                                       TOTAL           CONTRACTUAL      MASTER FUND       NET TOTAL
                                      ANNUAL           FEE WAIVER       TOTAL ANNUAL        ANNUAL
                                     OPERATING       AND/OR EXPENSE      OPERATING        OPERATING
UNDERLYING FUND:                     EXPENSES         REIMBURSEMENT       EXPENSES         EXPENSES
-------------------------------  ----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation
  Fund --Series II                      1.130%             0.000%            N/A              1.130% (1)(3)(4)(5)
 AIM V.I. Capital Development
  Fund --Series II                      1.310%             0.010%            N/A              1.300% (1)(2)(3)(4)(5)
 AIM V.I. Core Equity Fund --
  Series II                             1.150%             0.010%            N/A              1.140% (1)(3)(4)(5)
 AIM V.I. International Growth
  Fund -- Series II                     1.330%             0.010%            N/A              1.320% (1)(3)(4)(5)
 AIM V.I. Small Cap Equity
  Fund -- Series II                     1.380%               N/A             N/A              1.380% (3)(4)(5)(6)
ALLIANCEBERNSTEIN VARIABLE
 PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio --
  Class B                               1.070%             0.060%            N/A              1.010% (7)

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                                                      DISTRIBUTION                            ACQUIRED
                                                         AND/OR                                 FUND
                                    MANAGEMENT       SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                        FEE               FEES*            EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
 AllianceBernstein VPS
  International Growth
  Portfolio -- Class B                  0.750%             0.250%             0.450%               N/A
 AllianceBernstein VPS
  International Value Portfolio
  -- Class B                            0.750%             0.250%             0.060%               N/A
 AllianceBernstein VPS
  Small/Mid Cap Value Portfolio
  -- Class B                            0.750%             0.250%             0.080%               N/A
 AllianceBernstein VPS Value
  Portfolio -- Class B                  0.550%             0.250%             0.100%               N/A
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity VIP Contrafund(R)
  Portfolio -- Service Class 2          0.560%             0.250%             0.090%               N/A
 Fidelity VIP Dynamic Capital
  Appreciation Portfolio --
  Service Class 2                       0.560%             0.250%             0.230%               N/A
 Fidelity VIP Growth Portfolio
  -- Service Class 2                    0.560%             0.250%             0.090%               N/A
 Fidelity VIP Mid Cap Portfolio
  -- Service Class 2                    0.560%             0.250%             0.100%               N/A
 Fidelity VIP Value Strategies
  Portfolio --Service Class 2           0.560%             0.250%             0.140%               N/A
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Flex Cap Growth
  Sercurities Fund -- Class 4           0.730%             0.350%             0.310%             0.040%
 Franklin Income Securities
  Fund -- Class 4                       0.450%             0.350%             0.020%               N/A
 Franklin Small Cap Value
  Securities Fund -- Class 4            0.510%             0.350%             0.150%             0.020%
 Franklin Small-Mid Cap Growth
  Securities Fund -- Class 4            0.470%             0.350%             0.280%             0.010%
 Franklin Strategic Income
  Securities Fund -- Class 4            0.370%             0.350%             0.250%               N/A
 Mutual Discovery Securities
  Fund -- Class 4                       0.800%             0.350%             0.170%               N/A
 Mutual Shares Securities Fund
  -- Class 4                            0.590%             0.350%             0.130%               N/A
 Templeton Developing Markets
  Securities Fund -- Class 4            1.230%             0.350%             0.250%               N/A
 Templeton Foreign Securitites
  Fund -- Class 4                       0.630%             0.350%             0.140%             0.020%
 Templeton Global Income
  Securities Fund -- Class 4            0.500%             0.350%             0.140%               N/A
 Templeton Growth Securities
  Fund -- Class 4                       0.730%             0.350%             0.030%               N/A
HARTFORD HLS SERIES FUND II,
INC.
 Hartford Growth Opportunities
  HLS Fund -- Class IA                  0.610%               N/A              0.030%               N/A
 Hartford LargeCap Growth HLS
  Fund --Class IA                       0.650%               N/A              0.030%               N/A
 Hartford MidCap Growth HLS
  Fund -- Class IA                      0.800%               N/A              0.050%               N/A
 Hartford SmallCap Growth HLS
  Fund --Class IA                       0.610%               N/A              0.020%               N/A
 Hartford U.S. Government
  Securities HLS Fund -- Class
  IA                                    0.450%               N/A              0.020%               N/A

                                       TOTAL           CONTRACTUAL      MASTER FUND       NET TOTAL
                                      ANNUAL           FEE WAIVER       TOTAL ANNUAL        ANNUAL
                                     OPERATING       AND/OR EXPENSE      OPERATING        OPERATING
UNDERLYING FUND:                     EXPENSES         REIMBURSEMENT       EXPENSES         EXPENSES
-------------------------------  ----------------------------------------------------------------------
 AllianceBernstein VPS
  International Growth
  Portfolio -- Class B                  1.450%               N/A             N/A              1.450%
 AllianceBernstein VPS
  International Value Portfolio
  -- Class B                            1.060%               N/A             N/A              1.060%
 AllianceBernstein VPS
  Small/Mid Cap Value Portfolio
  -- Class B                            1.080%               N/A             N/A              1.080%
 AllianceBernstein VPS Value
  Portfolio -- Class B                  0.900%               N/A             N/A              0.900%
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity VIP Contrafund(R)
  Portfolio -- Service Class 2          0.900%               N/A             N/A              0.900% (9)
 Fidelity VIP Dynamic Capital
  Appreciation Portfolio --
  Service Class 2                       1.040%               N/A             N/A              1.040% (8)
 Fidelity VIP Growth Portfolio
  -- Service Class 2                    0.900%               N/A             N/A              0.900% (9)
 Fidelity VIP Mid Cap Portfolio
  -- Service Class 2                    0.910%               N/A             N/A              0.910% (9)
 Fidelity VIP Value Strategies
  Portfolio --Service Class 2           0.950%               N/A             N/A              0.950%
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Flex Cap Growth
  Sercurities Fund -- Class 4           1.430%             0.360%            N/A              1.070% (10)(11)(12)
 Franklin Income Securities
  Fund -- Class 4                       0.820%               N/A             N/A              0.820% (13)(14)
 Franklin Small Cap Value
  Securities Fund -- Class 4            1.030%             0.020%            N/A              1.010% (12)(14)
 Franklin Small-Mid Cap Growth
  Securities Fund -- Class 4            1.110%             0.010%            N/A              1.100% (12)(14)
 Franklin Strategic Income
  Securities Fund -- Class 4            0.970%               N/A             N/A              0.970% (14)
 Mutual Discovery Securities
  Fund -- Class 4                       1.320%               N/A             N/A              1.320% (14)
 Mutual Shares Securities Fund
  -- Class 4                            1.070%               N/A             N/A              1.070% (14)
 Templeton Developing Markets
  Securities Fund -- Class 4            1.830%               N/A             N/A              1.830% (14)
 Templeton Foreign Securitites
  Fund -- Class 4                       1.140%             0.020%            N/A              1.120% (12)(14)
 Templeton Global Income
  Securities Fund -- Class 4            0.990%               N/A             N/A              0.990% (13)(14)
 Templeton Growth Securities
  Fund -- Class 4                       1.110%               N/A             N/A              1.110% (13)(14)
HARTFORD HLS SERIES FUND II,
INC.
 Hartford Growth Opportunities
  HLS Fund -- Class IA                  0.640%               N/A             N/A              0.640%
 Hartford LargeCap Growth HLS
  Fund --Class IA                       0.680%               N/A             N/A              0.680%
 Hartford MidCap Growth HLS
  Fund -- Class IA                      0.850%               N/A             N/A              0.850%
 Hartford SmallCap Growth HLS
  Fund --Class IA                       0.630%               N/A             N/A              0.630%
 Hartford U.S. Government
  Securities HLS Fund -- Class
  IA                                    0.470%               N/A             N/A              0.470%

8

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                                                      DISTRIBUTION                            ACQUIRED
                                                         AND/OR                                 FUND
                                    MANAGEMENT       SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                        FEE               FEES*            EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
 Hartford Value Opportunities
  HLS Fund -- Class IA                  0.610%               N/A              0.030%               N/A
HARTFORD SERIES FUND, INC.
 American Funds Asset
  Allocation HLS Fund --Class
  IB                                    0.650%             0.250%             0.050%               N/A
 American Funds Blue Chip
  Income and Growth HLS Fund --
  Class IB                              0.750%             0.250%             0.050%               N/A
 American Funds Bond HLS Fund
  -- Class IB                           0.500%             0.250%             0.050%               N/A
 American Funds Global Bond HLS
  Fund -- Class IB                      0.750%             0.250%             0.050%               N/A
 American Funds Global Growth
  and Income HLS Fund -- Class
  IB                                    0.800%             0.250%             0.050%               N/A
 American Funds Global Growth
  HLS Fund --Class IB                   1.000%             0.250%             0.050%               N/A
 American Funds Global Small
  Capitalization HLS Fund --
  Class IB                              0.800%             0.250%             0.050%               N/A
 American Funds Growth HLS Fund
  -- Class IB                           0.750%             0.250%             0.050%               N/A
 American Funds Growth-Income
  HLS Fund --Class IB                   0.700%             0.250%             0.050%               N/A
 American Funds International
  HLS Fund -- Class IB                  0.850%             0.250%             0.050%               N/A
 American Funds New World HLS
  Fund --Class IB                       1.100%             0.250%             0.050%               N/A
 Hartford Advisers HLS Fund --
  Class IA                              0.600%               N/A              0.030%               N/A
 Hartford Capital Appreciation
  HLS Fund -- Class IA                  0.630%               N/A              0.040%               N/A
 Hartford Disciplined Equity
  HLS Fund --Class IA                   0.670%               N/A              0.030%               N/A
 Hartford Dividend and Growth
  HLS Fund --Class IA                   0.640%               N/A              0.030%               N/A
 Hartford Equity Income HLS
  Fund -- Class IA                      0.800%               N/A              0.040%               N/A
 Hartford Fundamental Growth
  HLS Fund --Class IA                   0.800%               N/A              0.050%               N/A
 Hartford Global Equity HLS
  Fund -- Class IA                      0.950%               N/A              0.100%               N/A
 Hartford Global Growth HLS
  Fund -- Class IA                      0.690%               N/A              0.040%               N/A
 Hartford Growth HLS Fund --
  Class IA                              0.790%               N/A              0.040%               N/A
 Hartford High Yield HLS Fund
  -- Class IA                           0.690%               N/A              0.040%               N/A
 Hartford International Growth
  HLS Fund --Class IA                   0.790%               N/A              0.040%               N/A
 Hartford International
  Opportunities HLS Fund --
  Class IA                              0.670%               N/A              0.040%               N/A
 Hartford Money Market HLS Fund
  -- Class IA                           0.440%               N/A              0.030%               N/A
 Hartford Small Company HLS
  Fund -- Class IA                      0.670%               N/A              0.030%               N/A
 Hartford Stock HLS Fund --
  Class IA                              0.460%               N/A              0.030%               N/A
 Hartford Total Return Bond HLS
  Fund -- Class IA                      0.460%               N/A              0.030%               N/A

                                       TOTAL           CONTRACTUAL      MASTER FUND       NET TOTAL
                                      ANNUAL           FEE WAIVER       TOTAL ANNUAL        ANNUAL
                                     OPERATING       AND/OR EXPENSE      OPERATING        OPERATING
UNDERLYING FUND:                     EXPENSES         REIMBURSEMENT       EXPENSES         EXPENSES
-------------------------------  ----------------------------------------------------------------------
 Hartford Value Opportunities
  HLS Fund -- Class IA                  0.640%               N/A             N/A              0.640%
HARTFORD SERIES FUND, INC.
 American Funds Asset
  Allocation HLS Fund --Class
  IB                                    0.950%             0.400%           0.320%            0.870% (15)
 American Funds Blue Chip
  Income and Growth HLS Fund --
  Class IB                              1.050%             0.500%           0.420%            0.970% (15)
 American Funds Bond HLS Fund
  -- Class IB                           0.800%             0.250%           0.410%            0.960% (15)
 American Funds Global Bond HLS
  Fund -- Class IB                      1.050%             0.500%           0.610%            1.160% (15)
 American Funds Global Growth
  and Income HLS Fund -- Class
  IB                                    1.100%             0.550%           0.710%            1.260% (15)
 American Funds Global Growth
  HLS Fund --Class IB                   1.300%             0.750%           0.550%            1.100% (15)
 American Funds Global Small
  Capitalization HLS Fund --
  Class IB                              1.100%             0.550%           0.730%            1.280% (15)
 American Funds Growth HLS Fund
  -- Class IB                           1.050%             0.500%           0.330%            0.880% (15)
 American Funds Growth-Income
  HLS Fund --Class IB                   1.000%             0.450%           0.270%            0.820% (15)
 American Funds International
  HLS Fund -- Class IB                  1.150%             0.600%           0.520%            1.070% (15)
 American Funds New World HLS
  Fund --Class IB                       1.400%             0.850%           0.820%            1.370% (15)
 Hartford Advisers HLS Fund --
  Class IA                              0.630%               N/A             N/A              0.630%
 Hartford Capital Appreciation
  HLS Fund -- Class IA                  0.670%               N/A             N/A              0.670%
 Hartford Disciplined Equity
  HLS Fund --Class IA                   0.700%               N/A             N/A              0.700%
 Hartford Dividend and Growth
  HLS Fund --Class IA                   0.670%               N/A             N/A              0.670%
 Hartford Equity Income HLS
  Fund -- Class IA                      0.840%               N/A             N/A              0.840%
 Hartford Fundamental Growth
  HLS Fund --Class IA                   0.850%               N/A             N/A              0.850% (16)
 Hartford Global Equity HLS
  Fund -- Class IA                      1.050%               N/A             N/A              1.050% (17)
 Hartford Global Growth HLS
  Fund -- Class IA                      0.730%               N/A             N/A              0.730%
 Hartford Growth HLS Fund --
  Class IA                              0.830%               N/A             N/A              0.830%
 Hartford High Yield HLS Fund
  -- Class IA                           0.730%               N/A             N/A              0.730% (18)
 Hartford International Growth
  HLS Fund --Class IA                   0.830%               N/A             N/A              0.830%
 Hartford International
  Opportunities HLS Fund --
  Class IA                              0.710%               N/A             N/A              0.710%
 Hartford Money Market HLS Fund
  -- Class IA                           0.470%               N/A             N/A              0.470% (19)
 Hartford Small Company HLS
  Fund -- Class IA                      0.700%               N/A             N/A              0.700%
 Hartford Stock HLS Fund --
  Class IA                              0.490%               N/A             N/A              0.490%
 Hartford Total Return Bond HLS
  Fund -- Class IA                      0.490%               N/A             N/A              0.490%

-------------------------------------------------------------------------------

                                                      DISTRIBUTION                            ACQUIRED
                                                         AND/OR                                 FUND
                                    MANAGEMENT       SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                        FEE               FEES*            EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
 Hartford Value HLS Fund --
  Class IA                              0.800%               N/A              0.040%               N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value
  Portfolio -- Class VC                 0.750%               N/A              0.450%               N/A
 Lord Abbett Bond-Debenture
  Portfolio --Class VC                  0.500%               N/A              0.450%               N/A
 Lord Abbett Growth and Income
  Portfolio --Class VC                  0.470%               N/A              0.410%               N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series --
  Service Class                         0.750%             0.250%             0.120%               N/A
 MFS(R) Investors Trust Series
  -- Service Class                      0.750%             0.250%             0.100%               N/A
 MFS(R) Research Bond Series --
  Service Class                         0.600%             0.250%             0.170%               N/A
 MFS(R) Total Return Series --
  Service Class                         0.750%             0.250%             0.080%               N/A
 MFS(R) Value Series --Service
  Class                                 0.750%             0.250%             0.110%               N/A
OPPENHEIMER VARIABLE ACCOUNT
FUNDS
 Oppenheimer Capital
  Appreciation Fund/VA - -
  Service Shares                        0.640%             0.250%             0.020%               N/A
 Oppenheimer Global Securities
  Fund/VA --Service Shares              0.620%             0.250%             0.020%               N/A
 Oppenheimer Main Street
  Fund(R)/VA --Service Shares           0.640%             0.250%             0.010%               N/A
 Oppenheimer Main Street Small
  Cap Fund(R)/VA -- Service
  Shares                                0.700%             0.250%             0.020%               N/A
 Oppenheimer Value Fund/VA --
  Service Shares                        0.750%             0.250%             0.630%               N/A
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income
  Fund -- Class IB                      0.700%             0.250%             0.130%             0.010%
 Putnam VT Global Asset
  Allocation Fund -- Class IB           0.700%             0.250%             0.150%             0.010%
 Putnam VT International Equity
  Fund -- Class IB                      0.730%             0.250%             0.110%             0.010%
 Putnam VT International Growth
  and Income Fund -- Class IB           0.800%             0.250%             0.150%               N/A
 Putnam VT Small Cap Value
  Fund -- Class IB                      0.770%             0.250%             0.100%             0.070%
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 Van Kampen -- UIF Mid Cap
  Growth Portfolio --Class II           0.750%             0.350%             0.340%               N/A
 Van Kampen -- UIF U.S. Mid Cap
  Value Portfolio -- Class II           0.720%             0.350%             0.290%               N/A
VAN KAMPEN LIFE INVESTMENT
TRUST
 Van Kampen LIT Growth and
  Income Portfolio --Class II           0.560%             0.250%             0.040%               N/A

                                       TOTAL           CONTRACTUAL      MASTER FUND       NET TOTAL
                                      ANNUAL           FEE WAIVER       TOTAL ANNUAL        ANNUAL
                                     OPERATING       AND/OR EXPENSE      OPERATING        OPERATING
UNDERLYING FUND:                     EXPENSES         REIMBURSEMENT       EXPENSES         EXPENSES
-------------------------------  ----------------------------------------------------------------------
 Hartford Value HLS Fund --
  Class IA                              0.840%               N/A             N/A              0.840%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value
  Portfolio -- Class VC                 1.200%             0.050%            N/A              1.150% (20)
 Lord Abbett Bond-Debenture
  Portfolio --Class VC                  0.950%             0.100%                             0.850% (21)
 Lord Abbett Growth and Income
  Portfolio --Class VC                  0.880%               N/A             N/A              0.880%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series --
  Service Class                         1.120%               N/A             N/A              1.120% (22)
 MFS(R) Investors Trust Series
  -- Service Class                      1.100%               N/A             N/A              1.100% (23)
 MFS(R) Research Bond Series --
  Service Class                         1.020%               N/A             N/A              1.020% (24)
 MFS(R) Total Return Series --
  Service Class                         1.080%               N/A             N/A              1.080% (25)
 MFS(R) Value Series --Service
  Class                                 1.110%               N/A             N/A              1.110% (26)
OPPENHEIMER VARIABLE ACCOUNT
FUNDS
 Oppenheimer Capital
  Appreciation Fund/VA - -
  Service Shares                        0.910%               N/A             N/A              0.910% (27)
 Oppenheimer Global Securities
  Fund/VA --Service Shares              0.890%               N/A             N/A              0.890% (27)
 Oppenheimer Main Street
  Fund(R)/VA --Service Shares           0.900%               N/A             N/A              0.900% (27)
 Oppenheimer Main Street Small
  Cap Fund(R)/VA -- Service
  Shares                                0.970%               N/A             N/A              0.970% (27)
 Oppenheimer Value Fund/VA --
  Service Shares                        1.630%               N/A             N/A              1.630% (27)(28)
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income
  Fund -- Class IB                      1.090%             0.070%            N/A              1.020% (27)(30)
 Putnam VT Global Asset
  Allocation Fund -- Class IB           1.110%             0.060%            N/A              1.050% (27)(30)(31)
 Putnam VT International Equity
  Fund -- Class IB                      1.100%               N/A             N/A              1.100% (30)
 Putnam VT International Growth
  and Income Fund -- Class IB           1.200%             0.030%            N/A              1.170% (29)(32)
 Putnam VT Small Cap Value
  Fund -- Class IB                      1.190%               N/A             N/A              1.190% (30)
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 Van Kampen -- UIF Mid Cap
  Growth Portfolio --Class II           1.440%               N/A             N/A              1.440% (33)
 Van Kampen -- UIF U.S. Mid Cap
  Value Portfolio -- Class II           1.360%               N/A             N/A              1.360%
VAN KAMPEN LIFE INVESTMENT
TRUST
 Van Kampen LIT Growth and
  Income Portfolio --Class II           0.850%               N/A             N/A              0.850%

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

10

-------------------------------------------------------------------------------

NOTES

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2009.

(2) Through at least April 30, 2009, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds. Fee Waiver reflects this agreement. This waiver agreement is in effect through at least April 30, 2009.

(5) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.

(6) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.40% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. This expenses limitation agreement is in effect through at least April 30, 2009.

(7) Reflects the Adviser's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses. This waiver extends through May 1, 2009 and may be extended by the Adviser for additional one-year terms.

(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.03%.

(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Contrafund(R) Portfolio -- Service Class 2: 0.89%; Fidelity Growth Portfolio -- Service Class 2: 0.89%; and Fidelity VIP Mid Cap Portfolio -- Service Class 2: 0.90%. These offsets may be discontinued at any time.

(10) The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund, excluding acquired fund fees and expenses, so that net annual Fund operating expenses do not exceed 1.03% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2009. This waiver is separate from the waiver related to the Sweep Money Fund.

(11) Operating expenses are estimates based on Class 2 expenses for fiscal year ended December 31, 2007, except for 12b-1 fees which are based on the Class 4 maximum contractual amounts.

(12) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is "the acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. This reduction is not reflected in Net annual Fund operating expenses, which would be lower if it were.

(13) The Fund administration fee is paid indirectly through the management fee.

(14) Operating expenses are estimates based on Class 1 expenses for fiscal year ended December 31, 2007, except for 12b-1 fees which are based on the Class 4 maximum contractual amounts.

(15) Because the Feeder Fund invests all of its assets in the Master Fund, the Feeder Fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund. The amounts shown under "Master Fund Expenses" include the advisory fee (before non-contractual fee waiver). The Annual Fund Operating Expense table and the Examples reflect the estimated expenses of both the Feeder Fund and the Master Fund.

     The Class 1 shares of the Master Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

     HL Advisors has entered into a contractual agreement with Hartford Series Fund, Inc. (the "Company") under which it will waive a portion of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver. Currently, the fund waivers are as follows: American Funds Asset Allocation HLS Fund - 0.40%; American Funds Blue Chip Income and Growth HLS
     - 0.50%; American Funds Bond HLS Fund - 0.25%; American Funds Global Bond HLS - 0.50%; American Funds Global Growth and Income HLS - 0.55%; American Funds Global Growth HLS - 0.75%; American Funds Global Small Capitalization HLS Fund - 0.55%; American Funds Growth HLS Fund - 0.50%; American Funds Growth-Income HLS Fund - 0.45%; American Funds International HLS Fund - 0.60%; American Funds New World HLS Fund - 0.85%.

-------------------------------------------------------------------------------

(16) Effective March 30, 2007, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.85% to 0.80%.

(17) Other expenses are estimated based upon amounts for the current fiscal year.

(18) Effective January 1, 2008, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.73% to 0.69%.

(19) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2008. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.39% and the total annual operating expenses are 0.42%.

(20) For the period May 1, 2008 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the Fund's expenses (excluding management fee) do not exceed an annual rate of 0.40% of average daily net assets.

(21) For the period January 1, 2007 through April 30, 2008, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the Fund's expenses (excluding management fee) do not exceed an annual rate of .40% of average daily net assets. Effective May 1, 2008 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the Fund's expenses (excluding management fee) do not exceed an annual rate of .35% of average daily net assets.

(22) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Service Class shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees" in the Fund's prospectus.

     The fund has entered into an expense offset arrangement that reduce the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.

(23) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Service Class shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees" in the Fund's prospectus.

     The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.

(24) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Service Class shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees" in the Fund's prospectus.

     The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.

     MFS has agreed in writing to reduce its management fee to 0.50% of average daily net assets annually. This written agreement will remain in effect until modified by the fund's Board of Trustees.

(25) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Service Class shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees" in the Fund's prospectus.

     The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.

     MFS has agreed in writing to reduce its management fee to 0.65% annually on average daily net assets in excess of $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees.

(26) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Service Class shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees" in the Fund's prospectus.

     The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.

(27) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2007, the transfer agent fees did not exceed the expense limitation described above.

     The manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. During the fiscal year, these amounts were not material to the above ratios. The Fund also receives certain credits from the Fund's custodian that, during the fiscal year, reduced its custodial expenses for all share classes [by less than 0.01% of average daily net assets].

(28) Effective January 1, 2007, the Manager has voluntarily agreed to an expense waiver of any total expenses over 1.25% of average annual net assets for Non-Service shares and 1.50% of average annual net assets of Service shares. After the waivers the actual "Other Expenses" were 0.50% for the Service Shares and the "Total Annual Operating Expenses" were 1.50% for the Service shares.

(29) Reflects Putnam Management's contractual agreement to limit fund expenses through April 30, 2009.

(30) "Net Total Annual Operating Expenses" includes the amount from "Acquired Fund Fees and Expenses" column, which is an estimate of expenses attributable to the fund's investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund's investments in other investment companies and their operating expenses.

12

-------------------------------------------------------------------------------

(31) In order to further limit expenses, Putnam Management has agreed to waive fees and reimburse expenses of the funds to the extent necessary to ensure that the funds pay total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper Inc. based on the size of the applicable fund. For these purposes, total fund operating expenses of both the applicable fund and the Lipper custom group average are calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce fund expenses. The expense limitation that resulted in the greater reduction in expenses of the funds at the end of each applicable period for each applicable fund was applied to such fund for that period. During the year ended December 31, 2007 this limitation decreased expenses by the following additional amounts:

Putnam VT Capital Opportunities Fund                                   0.03%
Putnam VT The George Putnam Fund of Boston                             0.02%
Putnam VT Global Asset Allocation Fund                                 0.02%
Putnam VT Health Sciences Fund                                         0.02%
Putnam VT Money Market Fund                                            0.03%

(32) "Other Expenses" includes estimated expenses attributable to the fund's investments in other investment companies that the fund bears indirectly.

(33) For the fiscal year ended December 31, 2007, after giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the total annual portfolio operating expenses incurred by investors, including certain investment related expenses, was 1.16% for Class II. The total annual portfolio operating expenses excluding certain investment related expense was 1.15% for Class II.

-------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE. THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING PAYMENT ENHANCEMENTS, IF ANY), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:

(1)  If you do not Surrender, your Contract Value will be:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $574        $1,712   $2,839        $5,603
Core                              $528        $1,582   $2,632        $5,237
Outlook                           $569        $1,698   $2,817        $5,563
Plus                              $569        $1,698   $2,817        $5,563

(2) If you do Surrender at the end of the applicable time period, your Surrender Value is:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $574   $1,712   $2,839        $5,603
Core                                 $1,191   $2,241   $3,099        $5,237
Outlook                              $1,232   $2,164   $2,817        $5,563
Plus                                 $1,326   $2,444   $3,459        $5,563

(3) If you annuitize at the end of the applicable time period, the amount applied will be:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $393        $1,531   $2,658        $5,422
Core                              $346        $1,400   $2,450        $5,055
Outlook                           $387        $1,517   $2,635        $5,382
Plus                              $387        $1,517   $2,635        $5,382

FINANCIAL INFORMATION

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When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B -- Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your Registered Representative or contact us.

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3. GENERAL INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States, Puerto Rico and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, Puerto Rico and the District of Columbia. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. All guarantees under the Contract are our general corporate obligations.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix C. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND (OR FOR ANY FEEDER FUNDS). READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING -- Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

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- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider revenue sharing payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.

As of December 31, 2007, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.25%, respectively, in 2007, and are not expected to exceed 0.50% and 0.35%, respectively, in 2008, of the annual percentage of

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the average daily net assets (for instance, in 2007, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2007, revenue sharing and Rule 12b-1 fees did not exceed $162.2 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS AND IS NOT AVAILABLE IN ALL STATES.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your State's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable State insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in, first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for any applicable CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

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A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

Not all forms of contracts may be available through your Registered Representative or from each issuing company.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See the Highlights section for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash; third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

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Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

Please refer to Appendix G for a description of Contract exchange programs offered to eligible investors.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our actual receipt in-hand at our Administrative Office of both a properly completed application or order request and the Premium Payment; both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. The suitability and good order process can take up to 17 Business Days from when you leave your Premium with your Registered Representative. During this period, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for market losses, gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. Your Financial Institution, and we, may directly or indirectly earn income on your Premium Payments. These circumstances represent a conflict of interest. For more information, contact your Registered Representative.

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For Plus contracts only, we add an additional sum to your Account Value equal to 4% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 5% of the Premium Payment if cumulative Premium Payments are $50,000 or more. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Contract Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges and a larger CDSC extending over a longer period of time. We expect to make a profit from bonus charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Free Look" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

There could be circumstances where you may be worse off purchasing a Plus Contract than other Contract variations. For example, if the Contract is cancelled during the free look period, we recapture any Payment Enhancement(s) that have been credited to your Contract. If state law provides that Contract Value is returned on a free look, and if the performance of the applicable Sub-Accounts has been negative during that period, we will return the Contract Value less the Payment Enhancement(s). The negative performance associated with the Payment Enhancement(s) will reduce the Contract Value more than if the Payment Enhancement(s) had not been applied.

HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

-   INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.

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-   STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, a Money Market sub-account, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   DOLLAR COST AVERAGING

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA Plus -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must elect to make not less than 7 nor more than 12 transfers to fully deplete sums invested in this Program.

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- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make not less than 3 nor more than 6 transfers at any frequency you chose to fully deplete sums invested in this Program.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins in 15 days unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

Earnings/Interest DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

-   AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge, if applicable. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see sections 9 and 10 for more information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

-   OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated -- then your allocations to that Fund will be directed to any available money market Fund.

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  You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

-   WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

-   WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new

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Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

-   WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth          Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number        Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to         Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth           No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

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You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

-   HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

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FIXED ACCUMULATION FEATURE TRANSFERS

For Core contracts only, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY

You may authorize another person or your Registered Representative to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

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During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk -- We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

The following table describes Mortality & Expense Risk Charges:


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Access                                                                 1.50%
Core                                                                   1.05%
Plus                                                                   1.45%
Outlook                                                                1.45%

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat $30 fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include Contracts from our Putnam Hartford line of variable annuity Contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge of 0.20% against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES

We deduct premium taxes, if required, by a state or other government agency. Some states collect these taxes when Premium Payments are made; others collect at Annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

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SALES CHARGES

This charge is designed to recover the expense of distributing the Contracts that are surrendered before distribution expenses have been recouped from revenue generated by these Contracts. Core, Outlook and Plus Contracts are each subject to a CDSC schedule. Each Premium Payment has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. A CDSC will not exceed your total Premium Payments. After the AWA deduction, surrenders will then be taken:

1st - from earnings,

2nd - from Premium Payments not subject to a CDSC,

3rd - from Premium Payments subject to a CDSC on a first-in-first-out basis, and,

4th - from Payment Enhancements (Plus Contracts only).

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount (AWA) -- During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- Benefit Payments or Lifetime Benefit Payments that may exceed the AWA under any optional benefit rider.

- If you are a patient in a certified long-term care facility or other eligible facility -- We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) -- No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization -- The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments -- We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

- Exchanges -- As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

- Settlements -- We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

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CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and the Synopsis.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8(b) (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to optional benefits.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8(b) (State Variations) for additional details.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

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These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests -- To request a partial Surrender by internet; we must have received your completed Internet Partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

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D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

-   LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-   LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-   LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the

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Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

-   JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

-   JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

AUTOMATIC ANNUITY PAYOUTS

If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

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-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

-   FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

-   VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS

Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

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Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

-   COMBINATION ANNUITY PAYOUT

You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. This Death Benefit is the higher of Contract Value (including any Payment Enhancements, if applicable) or total Premium Payments adjusted for partial Surrenders. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The standard Death Benefit is issued at no additional cost. The standard Death Benefit is replaced in certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. See Examples 1 and 2 under Standard Death Benefit in Appendix A.

ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or

-   Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, unless we are otherwise instructed, we may transfer that amount to our General Account and issue the Beneficiary a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the

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lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation -- If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the Contract may continue with the Spouse as Owner through a Spousal Contract continuation election, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract. If you do not name another Beneficiary at the time of continuation, the Beneficiary will default to your estate.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider. See Examples 1 and 2 under MAV Plus in Appendix A.

The MAV Plus Death Benefit is the greatest of A, B, C or D, WHERE:

A    =    Contract Value (including any Payment Enhancements, if applicable) on the date we receive due proof of death.
B    =    Total Premium Payments adjusted for any partial Surrenders (see clause
          D below for a description of this adjustment).
C    =    Maximum Anniversary Value -- The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values,
          Premium Payments and partial Surrenders. We will calculate an
          Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.
          The Anniversary Value is equal to the Contract Value as of a Contract
          Anniversary with the following adjustments: (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the
          Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum
          Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

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          We calculate the adjustment to your Maximum Anniversary Value for any
          Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your
          Maximum Anniversary Value proportionately based on the amount of any
          Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix A for illustrations of this adjustment.
D    =    Earnings Protection Benefit -- The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.
          - If each is aged 69 or younger, the Death Benefit is the Contract
          Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.
          - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of
          Contract gain on that date and the cap.
          We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender.
          The adjustment is the difference between the two, but not less than zero.
          The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:
          - the Contract Value on the date this rider was added to your
          Contract; plus
          - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus
          - any adjustments for partial Surrenders.
          If you elect MAV Plus, the Death Benefit will be the greater of the standard Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

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WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or

-   Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will cause this rider to terminate.

7. OPTIONAL WITHDRAWAL BENEFITS

A. THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS

    THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any

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  Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on the rider chosen:

Lifetime Income                     =   Payment Base or Contract Value, whichever is higher             x   Withdrawal Percent
Builder Selects
                                                                    -or -
Lifetime Income                     =   Payment Base                                                    x   Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

See Optional Benefit Comparison in Appendix D.

WHEN CAN YOU BUY THE RIDERS?

Subject to state availability, you may elect this rider at the time of purchase, or at a later date if you are eligible to participate in a designated Company sponsored exchange program. The benefits comprising either rider may not be purchased separately. The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios riders are sold separately. These riders may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw either or both riders and any options at any time.

When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse as the joint Owner or Beneficiary.

- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. The fee increase will only apply if you are eligible for future automatic Payment Base and/or Withdrawal Percent increases. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider. If we cease sales of either or both riders, we will predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; (b) you notify us in writing of your election to permanently waive automatic Payment Base and Withdrawal Percent increases; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers or the fee we set before we cease offering either or both riders (or options).

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Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes. Your initial Payment Base is equal to your initial Premium Payment (including any Payment Enhancements, if applicable). It will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                                                 THE HARTFORD'S                                       THE HARTFORD'S
                                         LIFETIME INCOME BUILDER SELECTS                    LIFETIME INCOME BUILDER PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------------
New Payment             [(current Anniversary Value (prior to the rider charge being       The higher of current Contract Value
Base                    taken) divided by your prior Payment Base)] multiplied by your     or Payment Base
                        prior Payment Base
Annual Payment          0% - 10%                                                           Unlimited
Base increase
limits

    We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

    Automatic Payment Base increases will cease upon the earliest of:

       -   your Annuity Commencement Date;

       - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80; or

       -   You waive your right to receive automatic Payment Base increases.

Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

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  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

- Covered Life Changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                     WITHDRAWAL PERCENT
                                              SINGLE LIFE         JOINT/SPOUSAL
    RELEVANT COVERED LIFE ATTAINED AGE           OPTION               OPTION
--------------------------------------------------------------------------------
          [LESS THAN]59 1/2 - 64                  5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percentage will increase according to this schedule if:

- You are entitled to an automatic Payment Base increase during the Contract Year when the Relevant Covered Life's birthday coincides with a new age band; and

-   You have not waived your obligation to pay potential rider fee increases.

Your new Withdrawal Percent will take effect on either of the following dates depending on whether a partial Surrender was ever taken:

- If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

- If a partial Surrender HAS been taken, then your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs after the birthday that brought you into a new Withdrawal Percent age band (and not that birthday).

See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" for a description of circumstances when your Withdrawal Percent may change based on a permissible Covered Life change.

See Examples 1-3 and 20 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or

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Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit differs from the standard Death Benefit in terms of how it is reduced by excess withdrawals. The standard Death Benefit is depleted proportionately for partial Surrenders in excess of the Annual Withdrawal Amount whereas the Guaranteed Minimum Death Benefit is depleted proportionately for partial Surrenders in excess of Lifetime Benefit Payments or the Threshold.

The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the Spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE EITHER RIDER?

No. However, a Company-sponsored exchange of either rider will not be considered to be a revocation by you of either rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER EITHER RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract -- generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved investment Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and

-   Lifetime Benefit Payments will continue; and

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under this rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated and the Guaranteed Minimum Death Benefit will be lost.

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See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as either rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then either rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for either rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the oldest Covered Life as of date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

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The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal

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Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue either rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule then in effect (as defined in your Contract), your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

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This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:

Lifetime Income Builder            We reserve the right to limit the Funds into which you may allocate your Contract Value on and
Selects                            after the effective date of any Covered Life change. We may prohibit investment in certain
                                   Funds or require you to allocate your Contract Value only to certain Funds or in accordance with one of a number of model portfolios or Programs.
Lifetime Income Builder            Your Contract Value must be invested in one or more Programs and in an approved model
Portfolios                         portfolio, Funds or other investment vehicles established from time to time. Permissible portfolios, Funds, Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial
                                   Intermediaries.
                                   We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes. Changes may be made on a prospective basis with respect to any additional Premium
                                   Payments received.
                                   While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                                   Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract
                                   Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.

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If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date your Lifetime Withdrawal Feature is revoked. During the reinstatement period if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.

Upon reinstatement of your Lifetime Withdrawal Feature under either rider, Your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. These restriction are not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

The riders may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under either rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the then current maximum Lifetime Benefit Payment or Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of either rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

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- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under either rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- The purchase of an optional withdrawal benefit feature may not be appropriate for Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

B. THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

See Optional Benefit Comparison in Appendix D

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

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- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

You may elect this benefit at any time, provided we are still offering this rider for new sales. Once elected, your choice is irrevocable. If not elected at issue, Plus Contract owners must wait until after the first Contract Anniversary before purchasing this benefit.

The maximum age of any Contract Owner or Annuitant when electing this rider is 85 for non-qualified plans and age 80 for IRA or qualified plans.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future step-ups. Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. (Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments.) Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

See Example 1 under The Hartford's Principal First in Appendix A.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment. See Examples 2 and 3 under The Hartford's Principal First in Appendix A.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

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IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  The Contract Value immediately following the partial Surrender; or

        (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

See Examples 2 and 6 under The Hartford's Principal First in Appendix A.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

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You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Synopsis and this section.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

-   Withdrawals can deplete and even eliminate death benefits.

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8. MISCELLANEOUS

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is:
U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First has been elected.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

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CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available. The assets in the General Account are available to our creditors.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (Lifetime Income Foundation and Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition. For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Builder Selects, a Lifetime Benefit Payment is the greater of
(a) your Withdrawal Percent multiplied by your Payment Base (sometimes referred to as "Guaranteed Withdrawal") or (b) your Withdrawal Percent multiplied by your Contract Value as of the relevant measuring point (sometimes referred to as "Withdrawal Available").

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

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1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation or The Hartford's Lifetime Income Builder II.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end sales charges or Payment Enhancements, etc.).

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be based on the attained age of the oldest Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be based on the attained age of the youngest Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the applicable measuring point.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code. This definition does not currently take into consideration domestic partners pursuant to state civil union laws.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, this percentage used to determine your Threshold amount is 5% (Single Life Election) or 4 1/2% (Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ALABAMA -- The Fixed Accumulation Feature is not available. The DCA Plus Fixed Accumulation Feature is available. The Annuity Commencement Date is the later of age 90 or 12 years from the date of Contract issuance (Plus Contracts).

CALIFORNIA -- If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

CONNECTICUT -- The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply. For Plus Contracts -- The Contingent Deferred Sales Charge is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9. A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

FLORIDA -- The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply. The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply.

GEORGIA -- The Hartford's Lifetime Income Builder Selects is referred to as the Guaranteed Withdrawal and Death Benefit Rider (Limited Automatic Increase Feature) in your Contract. The Hartford's Lifetime Income Builder Portfolios is referred to as Guaranteed Withdrawal and Death Benefit Rider (Unlimited Automatic Increase Feature).

ILLINOIS -- The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply. The rider charge for The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, are only deducted from the Sub-Accounts. The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios.

MARYLAND -- The Annuity Commencement Date is the later of age 90 or 12 years from the date of Contract issuance (Plus Contracts).

MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later (Core Contracts); or until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later (Outlook Contracts). The Nursing Home Waiver is not available. The Annuity Commencement Date is the later of age 90 or 12 years from the date of Contract issuance (Plus Contracts).

MINNESOTA -- MAV Plus is not available. The Maximum Anniversary Value (MAV) Death Benefit is offered instead.

NEW HAMPSHIRE -- A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

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NEW JERSEY -- The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder are not applicable. The Nursing Home Waiver is not available. A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

NEW YORK -- A Contract issued by Hartford Life and Annuity Insurance Company is not available in New York. The rider charge for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are only deducted from the Sub-Accounts. The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. MAV Plus is not available. The Maximum Anniversary Value (MAV) Death Benefit is offered instead. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.

OKLAHOMA -- The only AIRs available are 3% and 5%.

OREGON -- We will accept subsequent Premium Payments during the first three Contract Years (Core and Plus Contracts) or six years (Outlook Contracts). Owners may only sign up for DCA Plus Programs that are 6 months or longer (Core, Outlook, Plus Contracts). You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available. The only AIRs available are 3% and 5%. The Annuity Commencement Date is the later of age 90 or 12 years from the date of Contract issuance (Plus Contracts).

PENNSYLVANIA -- The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available. For Plus Contracts -- The Contingent Deferred Sales Charge is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9.

WASHINGTON -- MAV Plus is not available. Maximum Anniversary Value (MAV) Death Benefit is offered instead. In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year (Core, Outlook and Plus Contracts). The rider charge for The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation (Core, Outlook, and Plus Contracts).

C. MORE INFORMATION

OWNERSHIP CHANGES -- We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

CONTRACT MODIFICATION -- We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Contract Owners through regular mail as an endorsement to their Contract.

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MEDICAID BENEFITS -- Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

D. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.

E. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2007. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

Core Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up"): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

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-   COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

-   ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
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Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/ participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2007, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Capital Analyst Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Bank, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Investacorp, Inc. , Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial

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Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., RDM Investment Svcs Inc., Robert W. Baird & Co. Inc., Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), XCU Capital Corporation, Inc.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

As of December 31, 2007, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

For the fiscal year ended December 31, 2007, Additional Payments did not in the aggregate exceed approximately $66.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $15.8 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.

Financial Intermediaries that received Additional Payments in 2007, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

9. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or

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classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

Except as provided below, upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving spouse of the Contract Owner; (a) or the civil union partner of the Contract Owner in a civil union

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established under applicable state law (or any law succeeding or replacing such statute(s)); or (b) the civil union partner or member of a similar same sex relationship under the law of any state; and the Annuitant or Joint Annuitant, if any, is alive, then such designated beneficiary may continue the Contract as the succeeding Contract Owner. The right of the designated beneficiary (as spouse or civil union partner) to continue the Contract is contingent upon the treatment of the designated beneficiary as the "holder" of the Contract in accordance with the provisions of section 72(s)(3) of the Code (which under current tax law is limited to different sex spouses). In the event that the designated beneficiary continues the Contract, the distribution requirements of Code section 72(s) will only arise upon the death of such designated beneficiary, unless the designated beneficiary elects not to continue the Contract. If the designated beneficiary is not treated as the "holder" under section 72(s)(3) of the Code (as is the case under current federal tax law for a civil union partner), the distribution requirements of Code section 72(s)(1) and
(2) outlined above shall apply at the time of the Contract Owner's death and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election. Contract continuation under this provision may take effect only once with respect to this Contract.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

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        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

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        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 50 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

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In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such

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       a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Section 10 for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

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THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

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    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(K) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

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In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $46,000 in 2008) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. The general annual elective deferral limit for a TSA participant after 2005 is $15,000. In addition, for years after 2006 this $15,000 limit will be indexed for cost-of-living adjustments under Code Section 402(g)(4) at $500 increments. For any such participant age 50 or older, the contribution limit after 2005 generally is increased by an additional $5,000 under Code Section 414(v). For years after 2006 this "over-50 catch-up" $5,000 limit also will be indexed for cost-of-living adjustments under Code Section 414(v)(2)(C) at $500 increments. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

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4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter. The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, with an eligible Deferred Compensation Plan for a governmental employer, the contribution limitation may be increased under Code
Section 457(e)(18) to allow certain "catch-up" contributions for individuals who have attained age 50, but only one "catch-up" may be used in a particular year. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary

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       ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of

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the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

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    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP A-1

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APPENDIX A -- EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
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STANDARD DEATH BENEFIT                                                   APP A-2
THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S        APP A-3
 LIFETIME INCOME BUILDER PORTFOLIOS
THE HARTFORD'S PRINCIPAL FIRST                                          APP A-16
THE HARTFORD'S LIFETIME INCOME FOUNDATION                               APP A-17
THE HARTFORD'S LIFETIME INCOME BUILDER II                               APP A-21
MAV PLUS                                                                APP A-27

APP A-2

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STANDARD DEATH BENEFIT

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in the fourth year immediately before your Surrender was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for dollar adjustment to get $140,000. The proportional factor is 1 - ($50,000/$140,000) = ..64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

                                                                     APP A-3

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

APP A-4

-------------------------------------------------------------------------------

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

                                                                     APP A-5

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $544.50                                    $643.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

APP A-6

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $577.50                                    $682.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                     APP A-7

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $544.50                                    $643.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

APP A-8

-------------------------------------------------------------------------------

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                     APP A-9

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP A-10

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

                                                                    APP A-11

-------------------------------------------------------------------------------

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

APP A-12

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP A-13

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP A-14

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $635.25                                    $760.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)

New Contract Value = $1,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP A-15

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)

New Contract Value = $200

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

APP A-16

-------------------------------------------------------------------------------

THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 6: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP A-17

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME FOUNDATION

This Optional Withdrawal Benefit is closed to new investors if The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios is approved in your state.

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

APP A-18

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

           - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

           - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                    APP A-19

-------------------------------------------------------------------------------

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP A-20

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

                                                                    APP A-21

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THE HARTFORD'S LIFETIME INCOME BUILDER II

This Optional Withdrawal Benefit is closed to new investors if The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios is approved in your state.

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

APP A-22

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.40% of the Payment Base after the automatic increase calculation.

           - $99,000 x 0.40% = $396, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                    APP A-23

-------------------------------------------------------------------------------

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.40% of the Payment Base after the automatic increase calculation.

           - $99,000 x 0.40% = $396, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

APP A-24

-------------------------------------------------------------------------------

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                    APP A-25

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP A-26

-------------------------------------------------------------------------------

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

     Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

     Withdrawal Percent = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

     Lifetime Benefit Payment = $9,000 (Withdrawal Percent x greater of Payment Base or Contract Value on date of continuation)

     Death Benefit = $150,000 (Contract Value on date of continuation)

     Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

                                                                    APP A-27

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MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the standard Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the standard Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273]

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0), which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $106,000.

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under the standard Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and add 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

APP A-28

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EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the standard Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below))

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000]

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

- Add any adjustments for partial Surrenders [$10,000], So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000), which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death (40% of $30,000 is $12,000), and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000

                                                                     APP B-1

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APPENDIX B -- ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us.

There is no information for any of the Sub-Accounts because as of December 31, 2007, none of the Sub-Accounts had commenced operations.

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2009             2010
--------------------------------------------------------------------------------------

                    APP C-1

--------------------------------------------------------------------------------

APPENDIX C -- COMPARISON AND FUND DATA

Presented below are some, but certainly not all, of the differentiating features between the individual deferred variable annuities described in this prospectus. We also offer other individual deferred variable annuities that have different sales charges arrangements, charges (i.e., mortality and expense risk charges and annual fund operating expenses), commission structures and investment options. For instance, The Director variable annuities have different charges and investment options than the comparable Core version of this variable annuity. We also offer another contract variation called "Edge" that includes a front end sales load and different charges. We have not included information regarding our Edge contract because it is offered through a very limited number of Financial Intermediaries.

Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all contract variations are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.
I. COMPARISON TABLE

               MINIMUM INITIAL PREMIUM
             QUALIFIED        QUALIFIED
CONTRACT      CONTRACT         CONTRACT                                   SALES CHARGE
-----------------------------------------------------------------------------------------------------------
ACCESS       $2,000           $10,000                                                             None
CORE         $1,000           $1,000      Year            1           2             3              4
                                          CDSC           7%           7%            7%             6%
OUTLOOK      $2,000           $10,000     Year            1           2             3              4
                                          CDSC           7%           6%            5%             4%
PLUS         $2,000           $10,000     Year            1           2             3              4
                                          CDSC           8%           8%            8%             8%

                                                                   MORTALITY &     MAXIMUM
                                                                  EXPENSE RISK     UP-FRONT
CONTRACT                        SALES CHARGE                        CHARGE(1)     COMMISSION
-----------  --------------------------------------------------------------------------------
ACCESS                                                                1.45%           2%
CORE               5              6         7       8+
                   5%            4%         3%      0%                0.95%           7%
OUTLOOK            5+
                   0%                                                 1.40%         5.75%
PLUS               5              6         7       8       9+
                   7%            6%         5%      4%      0%        1.40%          6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

APP C-2

-------------------------------------------------------------------------------

II. INVESTMENT OPTIONS (STANDARD)

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION FUND --    Growth of capital                         Invesco Aim Advisors, Inc.
  SERIES II                                                                         Sub-adviser: Advisory entities
                                                                                    affiliated with Invesco Aim Advisors,
                                                                                    Inc.
 AIM V.I. CAPITAL DEVELOPMENT FUND --     Long-term growth of capital               Invesco Aim Advisors, Inc.
  SERIES II                                                                         Sub-adviser: Advisory entities
                                                                                    affiliated with Invesco Aim Advisors,
                                                                                    Inc.
 AIM V.I. CORE EQUITY FUND -- SERIES II   Growth of capital                         Invesco Aim Advisors, Inc.
                                                                                    Sub-adviser: Advisory entities
                                                                                    affiliated with Invesco Aim Advisors,
                                                                                    Inc.
 AIM V.I. INTERNATIONAL GROWTH FUND --    Long-term growth of capital               Invesco Aim Advisors, Inc.
  SERIES II                                                                         Sub-adviser: Advisory entities
                                                                                    affiliated with Invesco Aim Advisors,
                                                                                    Inc.
 AIM V.I. SMALL CAP EQUITY FUND --        Long-term growth of capital               Invesco Aim Advisors, Inc.
  SERIES II                                                                         Sub-adviser: Advisory entities
                                                                                    affiliated with Invesco Aim Advisors,
                                                                                    Inc.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH    Maximize total return consistent with     AllianceBernstein L.P.
  STRATEGY PORTFOLIO -- CLASS B           Advisor's determination of reasonable
                                          risk
 ALLIANCEBERNSTEIN VPS INTERNATIONAL      Long-term growth of capital               AllianceBernstein L.P.
  GROWTH PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS INTERNATIONAL      Long-term growth of capital               AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP      Long-term growth of capital               AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO    Long-term growth of capital               AllianceBernstein L.P.
  -- CLASS B
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO --  Long-term capital appreciation            Fidelity Management & Research Company
  SERVICE CLASS 2
 FIDELITY VIP DYNAMIC CAPITAL             Seeks capital appreciation                FMR
  APPRECIATION PORTFOLIO -- SERVICE                                                 Sub-advised by FMR Co., Inc. and
  CLASS 2                                                                           Fidelity Research and Analysis Company
 FIDELITY VIP GROWTH PORTFOLIO --         Capital appreciation                      Fidelity Management & Research Company
  SERVICE CLASS 2
 FIDELITY VIP MID CAP PORTFOLIO --        Long-term growth of capital               Fidelity Management & Research Company
  SERVICE CLASS 2
 FIDELITY VIP VALUE STRATEGIES PORTFOLIO  Seeks capital appreciation                Fidelity Management & Research Company
  -- SERVICE CLASS 2
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN FLEX CAP GROWTH SERCURITIES     Capital appreciation                      Franklin Advisers, Inc.
  FUND -- CLASS 4
 FRANKLIN INCOME SECURITIES FUND --       Maximize income while maintaining         Franklin Advisers, Inc.
  CLASS 4                                 prospects for capital appreciation

                                                                     APP C-3

-------------------------------------------------------------------------------

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 FRANKLIN SMALL CAP VALUE SECURITIES      Seeks a achieve a competitive total       Franklin Advisory Services, LLC
  FUND -- CLASS 4                         return through an actively managed
                                          portfolio of stocks, bonds and money
                                          market instruments which offer income
                                          and capital growth opportunity and which
                                          satisfy the investment and social
                                          criteria
 FRANKLIN SMALL-MID CAP GROWTH            Long-term capital appreciation            Franklin Advisers, Inc.
  SECURITIES FUND -- CLASS 4
 FRANKLIN STRATEGIC INCOME SECURITIES     High level of current income, with        Franklin Advisers, Inc.
  FUND -- CLASS 4                         capital appreciation over the long term
                                          as a secondary goal
 MUTUAL DISCOVERY SECURITIES FUND --      Capital appreciation                      Franklin Mutual Advisers, LLC
  CLASS 4                                                                           Sub-advised by Franklin Templeton
                                                                                    Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS   Capital appreciation, with income as a    Franklin Mutual Advisers, LLC
  4                                       secondary goal
 TEMPLETON DEVELOPING MARKETS SECURITIES  Long-term capital appreciation            Templeton Asset Management Ltd.
  FUND -- CLASS 4
 TEMPLETON FOREIGN SECURITITES FUND --    Long-term capital appreciation            Templeton Investment Counsel, LLC
  CLASS 4                                                                           Sub-advised by Franklin Templeton
                                                                                    Investment Management Limited
 TEMPLETON GLOBAL INCOME SECURITIES FUND  Seeks high current income, consistent     Templeton Global Advisors Limited
  -- CLASS 4                              with preservation of capital, with        Sub-advised by Templeton Asset
                                          capital appreciation as a secondary       Management Ltd.
                                          consideration. The Fund normally invests
                                          mainly in debt securities of governments
                                          and their political subdivisions and
                                          agencies, supranational organizations
                                          and companies located anywhere in the
                                          world, including emerging markets.
 TEMPLETON GROWTH SECURITIES FUND --      Long-term capital appreciation            Templeton Global Advisors Limited
  CLASS 4                                                                           Sub-advised by Templeton Asset
                                                                                    Management Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND   Capital appreciation                      HL Investment Advisors, LLC
  -- CLASS IA                                                                       Sub-advised by Wellington Management
                                                                                    Company, LLP
 HARTFORD LARGECAP GROWTH HLS FUND --     Long-term growth of capital               HL Investment Advisors, LLC
  CLASS IA                                                                          Sub-advised by Hartford Investment
                                                                                    Management Company
 HARTFORD MIDCAP GROWTH HLS FUND --       Long-term growth of capital               HL Investment Advisors, LLC
  CLASS IA                                                                          Sub-advised by Hartford Investment
                                                                                    Management Company
 HARTFORD SMALLCAP GROWTH HLS FUND --     Maximize capital appreciation             HL Investment Advisors, LLC
  CLASS IA                                                                          Sub-advised by Wellington Management
                                                                                    Company, LLP and Hartford Investment
                                                                                    Management Company
 HARTFORD U.S. GOVERNMENT SECURITIES HLS  Maximize total return with a high level   HL Investment Advisors, LLC
  FUND -- CLASS IA                        of current income consistent with         Sub-advised by Hartford Investment
                                          prudent investment risk                   Management Company
 HARTFORD VALUE OPPORTUNITIES HLS FUND    Capital appreciation                      HL Investment Advisors, LLC
  -- CLASS IA                                                                       Sub-advised by Wellington Management
                                                                                    Company, LLP

APP C-4

-------------------------------------------------------------------------------

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
 AMERICAN FUNDS ASSET ALLOCATION HLS      Seeks high total return consistent with   HL Investment Advisors, LLC
  FUND -- CLASS IB                        preservation of capital over the long
                                          term
 AMERICAN FUNDS BLUE CHIP INCOME AND      Seeks to produce income exceeding the     HL Investment Advisors, LLC
  GROWTH HLS FUND -- CLASS IB             average yield on U.S. stocks generally
                                          (as represented by the average yield on
                                          the S&P 500 Index) and to provide an
                                          opportunity for growth of principal
                                          consistent with sound common stock
                                          investing.
 AMERICAN FUNDS BOND HLS FUND -- CLASS    Seeks to maximize current income and      HL Investment Advisors, LLC
  IB                                      preservation of capital
 AMERICAN FUNDS GLOBAL BOND HLS FUND --   Seeks a high level of total return over   HL Investment Advisors, LLC
  CLASS IB                                the long term
 AMERICAN FUNDS GLOBAL GROWTH AND INCOME  Seeks growth of capital and current       HL Investment Advisors, LLC
  HLS FUND -- CLASS IB                    income
 AMERICAN FUNDS GLOBAL GROWTH HLS FUND    Seeks growth of capital                   HL Investment Advisors, LLC
  -- CLASS IB
 AMERICAN FUNDS GLOBAL SMALL              Seeks growth of capital                   HL Investment Advisors, LLC
  CAPITALIZATION HLS FUND -- CLASS IB
 AMERICAN FUNDS GROWTH HLS FUND -- CLASS  Seeks growth of capital                   HL Investment Advisors, LLC
  IB
 AMERICAN FUNDS GROWTH-INCOME HLS FUND    Seeks growth of capital and income over   HL Investment Advisors, LLC
  -- CLASS IB                             time
 AMERICAN FUNDS INTERNATIONAL HLS FUND    Seeks growth of capital                   HL Investment Advisors, LLC
  -- CLASS IB
 AMERICAN FUNDS NEW WORLD HLS FUND --     Seeks growth of capital                   HL Investment Advisors, LLC
  CLASS IB
 HARTFORD ADVISERS HLS FUND -- CLASS IA   Maximum long-term total return            HL Investment Advisors, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND   Growth of capital                         HL Investment Advisors, LLC
  -- CLASS IA                                                                       Sub-advised by Wellington Management
                                                                                    Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND --  Growth of capital                         HL Investment Advisors, LLC
  CLASS IA                                                                          Sub-advised by Wellington Management
                                                                                    Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND    High level of current income consistent   HL Investment Advisors, LLC
  -- CLASS IA                             with growth of capital                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 HARTFORD EQUITY INCOME HLS FUND --       High level of current income consistent   HL Investment Advisors, LLC
  CLASS IA                                with growth of capital                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 HARTFORD FUNDAMENTAL GROWTH HLS FUND --  Long-term capital appreciation            HL Investment Advisors, LLC
  CLASS IA (1)                                                                      Sub-advised by Wellington Management
                                                                                    Company, LLP
 HARTFORD GLOBAL EQUITY HLS FUND --       Seeks long term capital appreciation      HL Investment Advisors, LLC
  CLASS IA                                                                          Sub-advised by Wellington Management
                                                                                    Company, LLP

                                                                     APP C-5

-------------------------------------------------------------------------------

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL GROWTH HLS FUND --       Growth of capital                         HL Investment Advisors, LLC
  CLASS IA (2)                                                                      Sub-advised by Wellington Management
                                                                                    Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IA     Long-term capital appreciation            HL Investment Advisors, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS    High current income with growth of        HL Investment Advisors, LLC
  IA                                      capital as a secondary objective          Sub-advised by Hartford Investment
                                                                                    Management Company
 HARTFORD INTERNATIONAL GROWTH HLS FUND   Capital appreciation                      HL Investment Advisors, LLC
  -- CLASS IA (3)                                                                   Sub-advised by Wellington Management
                                                                                    Company, LLP
 HARTFORD INTERNATIONAL OPPORTUNITIES     Long-term growth of capital               HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                              Sub-advised by Wellington Management
                                                                                    Company, LLP
 HARTFORD MONEY MARKET HLS FUND -- CLASS  Maximum current income consistent with    HL Investment Advisors, LLC
  IA*                                     liquidity and preservation of capital     Sub-advised by Hartford Investment
                                                                                    Management Company
 HARTFORD SMALL COMPANY HLS FUND --       Growth of capital                         HL Investment Advisors, LLC
  CLASS IA                                                                          Sub-advised by Wellington Management
                                                                                    Company, LLP and Hartford Investment
                                                                                    Management Company
 HARTFORD STOCK HLS FUND -- CLASS IA      Long-term growth of capital               HL Investment Advisors, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --   Competitive total return, with income as  HL Investment Advisors, LLC
  CLASS IA                                a secondary objective                     Sub-advised by Hartford Investment
                                                                                    Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA      Long-term total return                    HL Investment Advisors, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT AMERICA'S VALUE PORTFOLIO    Current income and capital appreciation   Lord, Abbett & Co. LLC
  -- CLASS VC
 LORD ABBETT BOND -- DEBENTURE PORTFOLIO  High current income and capital           Lord, Abbett & Co. LLC
  -- CLASS VC                             appreciation to produce a high total
                                          return
 LORD ABBETT GROWTH AND INCOME PORTFOLIO  Long-term growth of capital and income    Lord, Abbett & Co. LLC
  -- CLASS VC                             without excessive fluctuations in market
                                          value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) GROWTH SERIES -- SERVICE CLASS    Capital appreciation                      MFS Investment Management(R)
 MFS(R) INVESTORS TRUST SERIES --         Capital appreciation                      MFS Investment Management(R)
  SERVICE CLASS
 MFS(R) RESEARCH BOND SERIES -- SERVICE   Total return with an emphasis on current  MFS Investment Management(R)
  CLASS                                   income, but also considering capital
                                          appreciation.
 MFS(R) TOTAL RETURN SERIES -- SERVICE    Total return                              MFS Investment Management(R)
  CLASS
 MFS(R) VALUE SERIES -- SERVICE CLASS     Capital appreciation                      MFS Investment Management(R)

APP C-6

-------------------------------------------------------------------------------

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
MTB GROUP OF FUNDS
 MTB LARGE CAP GROWTH FUND II             Capital appreciation                      MTB Investment Advisors, Inc.
 MTB LARGE CAP VALUE FUND II              Capital appreciation with current income  MTB Investment Advisors, Inc.
                                          as a secondary, non-fundamental           Sub-advised by NWQ Investment Management
                                          consideration                             Company, LLC
 MTB MANAGED ALLOCATION FUND --           Capital appreciation                      MTB Investment Advisors, Inc.
  AGGRESSIVE GROWTH II
 MTB MANAGED ALLOCATION FUND --           Capital appreciation and income           MTB Investment Advisors, Inc.
  CONSERVATIVE GROWTH II
 MTB MANAGED ALLOCATION FUND -- MODERATE  Capital appreciation and secondarily,     MTB Investment Advisors, Inc.
  GROWTH II                               income
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION         Seeks to achieve capital appreciation by  OppenheimerFunds, Inc.
  FUND/VA -- SERVICE SHARES               investing in securities of well-known
                                          established companies.
 OPPENHEIMER GLOBAL SECURITIES FUND/VA    Seeks long-term capital appreciation by   OppenheimerFunds, Inc.
  -- SERVICE SHARES                       investing a substantial portion of its
                                          assets in securities of foreign issuers,
                                          "growth-type" companies, cyclical
                                          industries and special situations which
                                          are considered to have appreciation
                                          possibilities, but which may be
                                          considered to be speculative.
 OPPENHEIMER MAIN STREET FUND(R)/VA --    Seeks a high total return (which          OppenheimerFunds, Inc.
  SERVICE SHARES                          includes growth in the value of its
                                          shares as well as current income) from
                                          equity and debt securities. From time to
                                          time the Fund may focus on small to
                                          medium capitalization common stocks,
                                          bonds and convertible securities.
 OPPENHEIMER MAIN STREET SMALL CAP        The Fund seeks capital appreciation from  OppenheimerFunds, Inc.
  FUND(R)/VA -- SERVICE SHARES            small company stocks.
 OPPENHEIMER VALUE FUND/VA -- SERVICE     Seeks long term growth of capital by      OppenheimerFunds, Inc.
  SHARES                                  investing primarily in common stocks
                                          with low price earnings ratios and
                                          better-than-anticipated earnings.
PUTNAM VARIABLE TRUST
 PUTNAM VT DIVERSIFIED INCOME FUND --     As high a level of current income as      Putnam Investment Management, LLC
  CLASS IB                                Putnam Management believes is consistent  Sub-advised by Putnam Investments
                                          with preservation of capital              Limited
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND   High level of long-term total return      Putnam Investment Management, LLC
  -- CLASS IB                             consistent with preservation of capital
 PUTNAM VT INTERNATIONAL EQUITY FUND --   Capital appreciation                      Putnam Investment Management, LLC
  CLASS IB                                                                          Sub-advised by Putnam Investments
                                                                                    Limited
 PUTNAM VT INTERNATIONAL GROWTH AND       Capital growth. Current income is a       Putnam Management
  INCOME FUND -- CLASS IB                 secondary objective                       Sub-advised by Putnam Investments
                                                                                    Limited
 PUTNAM VT SMALL CAP VALUE FUND -- CLASS  Capital appreciation                      Putnam Investment Management, LLC
  IB

                                                                     APP C-7

-------------------------------------------------------------------------------

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF MID CAP GROWTH         Long-term capital growth by investing     Morgan Stanley Investment Management
  PORTFOLIO -- CLASS II                   primarily in common stocks and other      Inc.
                                          equity securities.
 VAN KAMPEN -- UIF U.S. MID CAP VALUE     Above-average total return over a market  Morgan Stanley Investment Management
  PORTFOLIO -- CLASS II                   cycle of three to five years by           Inc.
                                          investing primarily in common stocks and
                                          other equity securities.
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT GROWTH AND                Seeks to provide long-term growth of      Van Kampen Asset Management
  INCOME PORTFOLIO -- CLASS II            capital and income primarily through
                                          investments in common stocks.
FIXED ACCUMULATION FEATURE**              Preservation of Capital                   General Account

NOTES

(1)  Formerly Hartford Focus HLS Fund -- Class IA

(2)  Formerly Hartford Global Leaders HLS Fund -- Class IA

(3)  Formerly Hartford International Capital Appreciation HLS Fund -- Class IA

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may be decreased in value.

** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to Plus and Outlook products.

                    APP D-1

--------------------------------------------------------------------------------

APPENDIX D -- OPTIONAL BENEFIT COMPARISONS

The following information summarizes aspects of the following optional benefits and is qualified in its entirety by the descriptions of these riders elsewhere in this prospectus.

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME            THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS & PORTFOLIOS    PRINCIPAL FIRST
--------------------------------------------------------------------------------------------------------------------
OBJECTIVES            Guaranteed income     - Guaranteed income   THE HARTFORD'S LIFETIME       - Guaranteed income
                      for life              for life              INCOME BUILDER SELECTS:       for a set time
                                            - Potential           - Guaranteed income for life  period (14 years
                                            automatic annual      - Potential automatic annual  estimated)
                                            Payment Base          Payment Base increases (0     - Potential step-ups
                                            increases (0 - 10%)   - 10%)                        every 5 years
                                                                  THE HARTFORD'S LIFETIME       - Principal
                                                                  INCOME BUILDER PORTFOLIOS:    protection
                                                                  - Guaranteed income for life
                                                                  - Potential automatic annual
                                                                  Payment Base increase
DEATH BENEFIT         - Greater of          Same as The           Same as The Hartford's        Not Applicable
                      Contract Value or     Hartford's Lifetime   Lifetime Income Foundation
                      Premium Payments      Income Foundation     for both options
                      adjusted for partial
                      Surrenders
                      - Replaces the
                      Standard Death
                      Benefit
                      - MAV Plus (MAV
                      only) may be
                      purchased with this
                      rider
AVAILABILITY          - Available at        Same as The           Same as The Hartford's        - Available at
                      Contract issue only   Hartford's Lifetime   Lifetime Income Foundation    Contract issue
                      - Available subject   Income Foundation     for both options              or post-issue on
                      to state approval                                                         current products
                                                                                                - Plus contracts
                                                                                                must reach the 1st
                                                                                                anniversary before
                                                                                                adding post-issue.
MAXIMUM               Qualified,            Qualified,            Qualified, Non-Qualified      - Non-Qualified and
ISSUE AGE             Non-Qualified         Non-Qualified         maximum issue age is 80 for   Roth IRA -- age 85
                      maximum issue age is  maximum issue age is  any Covered Life and          - IRA/Qualified --
                      80 for any Covered    75 for any Covered    Annuitant                     age 80
                      Life and Annuitant    Life and Annuitant.
REVOCABILITY          - Only the Lifetime   - Irrevocable         FOR BOTH OPTIONS:             Irrevocable
                      Withdrawal Feature    - We may terminate    - Irrevocable
                      is revocable by       the Rider upon Owner  - We may terminate the Rider
                      client, revocation    default               upon Owner default
                      can be requested in
                      writing anytime
                      after the 5th
                      Contract Year or
                      upon Spousal
                      Continuation
                      - We may terminate
                      the Rider upon Owner
                      default

APP D-2

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME            THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS & PORTFOLIOS    PRINCIPAL FIRST
--------------------------------------------------------------------------------------------------------------------
RIDER                 Cannot be elected     Cannot be elected     THE HARTFORD'S LIFETIME       Cannot be elected
COMPATIBILITY         with any of the       with any of the       INCOME BUILDER SELECTS:       with any of the
                      following:            following:            Cannot be elected with any    following:
                      - The Hartford's      - The Hartford's      of the following:             - The Hartford's
                      Principal First       Principal First       - The Hartford's Principal    Lifetime Income
                      - The Hartford's      - The Hartford's      First                         Builder II
                      Lifetime Income       Lifetime Income       - The Hartford's Lifetime     - The Hartford's
                      Builder II            Foundation            Income Foundation             Lifetime Income
                      - The Hartford's      - The Hartford's      - The Hartford's Lifetime     Foundation
                      Lifetime Income       Lifetime Income       Income Builder II             - The Hartford's
                      Builder Selects       Builder Selects       - The Hartford's Lifetime     Lifetime Income
                      - The Hartford's      - The Hartford's      Income Builder Portfolios     Builder Selects
                      Lifetime Income       Lifetime Income       THE HARTFORD'S LIFETIME       - The Hartford's
                      Builder Portfolios    Builder Portfolios    INCOME BUILDER PORTFOLIOS:    Lifetime Income
                                                                  Cannot be elected with any    Builder Portfolios
                                                                  of the following:
                                                                  - The Hartford's Principal
                                                                  First
                                                                  - The Hartford's Lifetime
                                                                  Income Foundation
                                                                  - The Hartford's Lifetime
                                                                  Income Builder II
                                                                  - The Hartford's Lifetime
                                                                  Income Builder Selects

                    APP D-3

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME            THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS & PORTFOLIOS    PRINCIPAL FIRST
--------------------------------------------------------------------------------------------------------------------
ADDITIONAL            0.30% (30 bps) of     - 0.40% (40 bps) of   THE HARTFORD'S LIFETIME       - Annual charge of
CHARGE                the Payment Base      the Payment Base      INCOME BUILDER SELECTS:       0.50% (50 bps)
                      charged annually on   charged annually on   - 0.55% (55 bps -- Single     assessed daily
                      each Contract         the Contract          Option), 0.55% (55 bps --     - Can increase the
                      Anniversary (flat     Anniversary (flat     Joint/Spousal Option) of the  fee on or after the
                      dollar)               dollar)               Payment Base charged          5th contract
                                            - Can increase the    annually on the Contract      anniversary and then
                                            fee on or after the   Anniversary (flat dollar)     every 5 years
                                            5th anniversary from  - Can increase the fee on or  thereafter only if
                                            the rider effective   after                         step-up elected
                                            date and then every   12 months from the rider      - Maximum charge of
                                            5 years thereafter    effective date or upon        0.75%
                                            or upon Covered Life  Covered Life changes
                                            changes               - Maximum charge of 1.50%
                                            - Maximum charge of   THE HARTFORD'S LIFETIME
                                            0.75%                 INCOME BUILDER PORTFOLIOS:
                                                                  - 0.65% (65 bps -- Single
                                                                  Option),
                                                                  0.65% (65 bps --
                                                                  Joint/Spousal Option) of the
                                                                  Payment Base charged
                                                                  annually on the Contract
                                                                  Anniversary (flat dollar)
                                                                  - Can increase the fee on or
                                                                  after 12 months from the
                                                                  rider effective date or upon
                                                                  Covered Life changes
                                                                  - Maximum charge of 1.50%
BENEFIT               Not applicable        Not applicable        Not applicable                - 100% of Premium
AMOUNT                                                                                          Payment when added
                                                                                                at issue
                                                                                                - Contract Value on
                                                                                                the rider effective
                                                                                                date when added
                                                                                                post-issue
PAYMENT               100% of Premium       100% of Premium       BOTH OPTIONS:                 Not applicable
BASE                  Payment when added    Payment when added    100% of Premium Payment plus
                      at issue              at issue              any Payment Enhancements, if
                                                                  applicable (Plus Contracts)
                                                                  when added at issue.

APP D-4

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME            THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS & PORTFOLIOS    PRINCIPAL FIRST
--------------------------------------------------------------------------------------------------------------------
WITHDRAWAL            - Varies based on:    Same as The           BOTH OPTIONS:                 Not applicable
PERCENTAGE            - attained age of     Hartford's Lifetime   - Varies based on:
                      Relevant Covered      Income Foundation     - attained age of Relevant
                      Life                                        Covered Life
                      - survivor option                           - survivor option chosen
                      chosen                                      - Withdrawal Percent for
                      - date of first                             Single Life Option starts at
                      partial Surrender                           5% and increases by 0.5% for
                      - Withdrawal Percent                        every 5 year increment
                      for Single Life                             between the Relevant Covered
                      Option starts at 5%                         Life's attained ages 59 1/2
                      and increases by                            -80
                      0.5% for every 5                            - Withdrawal Percent for
                      year increment                              Joint/Spousal Life Option
                      between the Relevant                        starts at 4.5% and increases
                      Covered Life's                              by 0.5% for every 5 year
                      attained ages 60 -                          increment between the
                      80                                          Relevant Covered Life's
                      - Withdrawal Percent                        attained ages 59 1/2 - 80
                      for Joint/Spousal                           - The Withdrawal Percent
                      Life Option starts                          will be set at the time of
                      at 4.5% and                                 the first partial Surrender
                      increases by 0.5%                           and is based on the attained
                      for every 5 year                            age of the Relevant Covered
                      increment between                           Life
                      the Relevant Covered                        - Potential to increase WP
                      Life's attained ages                        if a new age band is reached
                      60 - 80                                     and there is an automatic
                      - The Withdrawal                            Payment Base Increase on an
                      Percent will be set                         anniversary.
                      at the time of the
                      first partial
                      Surrender and is
                      based on the
                      attained age of the
                      Relevant Covered
                      Life

                    APP D-5

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME            THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS & PORTFOLIOS    PRINCIPAL FIRST
--------------------------------------------------------------------------------------------------------------------
ANNUAL                PRIOR TO AN ELIGIBLE  Same as The           THE HARTFORD'S LIFETIME       BEGINNING
AMOUNT AVAILABLE FOR  WITHDRAWAL YEAR:      Hartford's Lifetime   INCOME BUILDER SELECTS:       IMMEDIATELY:
SURRENDER             Partial Surrenders    Income Foundation     PRIOR TO THE LIFETIME INCOME  Benefit Payments
                      (1) equal either:                           ELIGIBILITY DATE:             equal 7% of the
                      SINGLE LIFE OPTION                          Partial Surrenders (1) equal  Benefit Amount
                      -- 5% multiplied by                         either:
                      the greater of                              SINGLE LIFE OPTION -- 5%
                      Payment Base or                             multiplied by the greater of
                      Contract Value (on                          Payment Base or Contract
                      the Contract                                Value (on the Contract
                      Anniversary)                                Anniversary)
                      JOINT/SPOUSAL OPTION                        JOINT/SPOUSAL OPTION -- 4.5%
                      -- 4.5% multiplied                          multiplied by the greater of
                      by the greater of                           Payment Base or Contract
                      Payment Base or                             Value (on the Contract
                      Contract Value (on                          Anniversary)
                      the Contract                                ON OR AFTER THE LIFETIME
                      Anniversary)                                INCOME ELIGIBILITY DATE:
                      DURING AN ELIGIBLE                          Lifetime Benefit Payments
                      WITHDRAWAL YEAR:                            equal applicable Withdrawal
                      Lifetime Benefit                            Percent (varies by option
                      Payments equal                              elected, Single Life vs.
                      applicable                                  Joint/ Spousal) multiplied
                      Withdrawal Percent                          by the greater of Payment
                      (varies by option                           Base or Contract Value (on
                      elected, Single Life                        the Contract Anniversary)
                      vs. Joint/ Spousal)                         THE HARTFORD'S LIFETIME
                      multiplied by the                           INCOME BUILDER PORTFOLIOS:
                      greater of Payment                          PRIOR TO THE LIFETIME INCOME
                      Base or Contract                            ELIGIBILITY DATE:
                      Value (on the                               Partial Surrenders (1) equal
                      Contract                                    either:
                      Anniversary)                                SINGLE LIFE OPTION -- 5%
                                                                  multiplied by the Payment
                                                                  Base
                                                                  JOINT/SPOUSAL OPTION -- 4.5%
                                                                  multiplied by the Payment
                                                                  Base
                                                                  ON OR AFTER THE LIFETIME
                                                                  INCOME ELIGIBILITY DATE:
                                                                  Lifetime Benefit Payments
                                                                  equal applicable Withdrawal
                                                                  Percent (varies by option
                                                                  elected, Single Life vs.
                                                                  Joint/ Spousal) multiplied
                                                                  by the Payment Base
RMD RESET             - Contracts enrolled  Same as The           BOTH RIDERS:                  - All partial
                      in automatic RMD      Hartford's Lifetime   Same as The Hartford's        Surrenders that go
                      (AIP) that go over    Income Foundation     Lifetime Income Foundation    over the 7% allowed
                      the annual Lifetime                                                       will result in a
                      Benefit Payment                                                           reset of the Benefit
                      amount will not                                                           Amount and possibly
                      result in a reset of                                                      a reset of the
                      the Lifetime Benefit                                                      Benefit Payment
                      Payment if no other                                                       amount
                      partial Surrenders                                                        - NOT 72t/q friendly
                      have occurred during
                      the Contract Year
                      - NOT 72t/q friendly

(1) As in the case of any partial Surrender, taking partial Surrenders prior to an Eligible Withdrawal Year, will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee and Guaranteed Minimum Death Benefit.

APP D-6

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME            THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS & PORTFOLIOS    PRINCIPAL FIRST
--------------------------------------------------------------------------------------------------------------------
INVESTMENT            - Not currently       Same as The           THE HARTFORD'S LIFETIME       None
RESTRICTIONS          enforced              Hartford's Lifetime   INCOME BUILDER SELECTS:
                      - Can be triggered    Income Foundation     Same as The Hartford's
                      by changes in                               Lifetime Income Foundation
                      Covered Life                                THE HARTFORD'S LIFETIME
                      - If the                                    INCOME BUILDER PORTFOLIOS:
                      restrictions are                            - Contract Value must be
                      violated, the                               invested in an approved
                      Lifetime Withdrawal                         asset allocation model,
                      Benefit of this                             fund-of-funds or
                      rider will be                               Sub-Accounts -- failure to
                      revoked and the                             do so will result in the
                      Death Benefit only                          termination of this rider
                      will continue
OWNERSHIP CHANGES     Refer to Covered      Refer to Covered      Refer to Covered Life Change  - Ownership changes
                      Life Change feature   Life Change feature   feature below                 in the first 12
                      below                 below                                               months from the
                                                                                                effective date of
                                                                                                the rider will have
                                                                                                no impact on the
                                                                                                rider benefits as
                                                                                                long as age
                                                                                                limitation is met.
                                                                                                - Ownership changes
                                                                                                after the first 12
                                                                                                months to someone
                                                                                                other than the
                                                                                                Spouse will cause a
                                                                                                recalculation of the
                                                                                                Benefit Amount
SPOUSAL CONTINUATION  Refer to Covered      Refer to Covered      Refer to Covered Life Change  Spouse may choose to
                      Life Change feature   Life Change feature   feature below                 step up the Benefit
                      below                 below                                               Amount to the
                                                                                                current Contract
                                                                                                Value

                    APP D-7

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME            THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS & PORTFOLIOS    PRINCIPAL FIRST
--------------------------------------------------------------------------------------------------------------------
COVERED LIFE          SINGLE LIFE OPTION    SINGLE LIFE OPTION    BOTH RIDERS:                          N/A
                      - Natural Owner --    - Same as The         SINGLE LIFE OPTION
                      Owner and Joint       Hartford's Lifetime   - Same as The Hartford's
                      Owner (if any) on     Income Foundation     Lifetime Income Foundation
                      rider effective date
                      - Non-Natural Owner
                      -- the Annuitant on
                      rider effective date
                      - All age based
                      benefit provisions
                      based on the
                      attained age of the
                      OLDER Covered Life
                      JOINT/SPOUSAL OPTION  JOINT/SPOUSAL OPTION  JOINT/SPOUSAL OPTION
                      - Natural Owner --    - Same as The         - Same as The Hartford's
                      The Covered Life is   Hartford's Lifetime   Lifetime Income Foundation
                      both spouses (as      Income Foundation
                      defined by Federal
                      Law)
                      - Non-Natural Owner
                      -- the Annuitant on
                      rider effective date
                      - All age based
                      provisions based on
                      the attained age of
                      the YOUNGER Covered
                      Life
ISSUE RULES           SINGLE LIFE OPTION    SINGLE LIFE OPTION    BOTH RIDERS:                          N/A
                      - No Additional       - Same as The         SINGLE LIFE OPTION
                      Requirements          Hartford's Lifetime   - Same as The Hartford's
                                            Income Foundation     Lifetime Income Foundation
                      JOINT/SPOUSAL OPTION  JOINT/SPOUSAL OPTION  JOINT/SPOUSAL OPTION
                      - The sole primary    - Same as The         - Same as The Hartford's
                      beneficiary (defined  Hartford's Lifetime   Lifetime Income Foundation
                      as the individual to  Income Foundation
                      receive the Death
                      Benefit) must be the
                      Owner's Spouse. If
                      the Joint Owner is
                      the Spouse, the
                      primary beneficiary
                      can be someone other
                      than the Spouse
                      - A joint Owner who
                      is not the Owner's
                      Spouse is not
                      allowed.
                      - We reserve the
                      right to prohibit
                      non-natural entities
                      from being listed as
                      Owner

APP D-8

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME            THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS & PORTFOLIOS    PRINCIPAL FIRST
--------------------------------------------------------------------------------------------------------------------
COVERED LIFE CHANGE   SINGLE LIFE OPTION    SINGLE LIFE OPTION    BOTH RIDERS:                          N/A
                      - Covered Life        - Same as The         SINGLE LIFE OPTION
                      changes within the    Hartford's Lifetime   - Same as The Hartford's
                      first 6 months have   Income Foundation     Lifetime Income Foundation
                      no impact to the
                      Death Benefit or
                      Payment Base,
                      however, the
                      Withdrawal Percent,
                      Threshold, if
                      applicable, and
                      Lifetime Benefit
                      Payment may change
                      based on the
                      attained age of the
                      new Relevant Covered
                      Life
                      - After the first 6
                      months:
                      - Covered Life
                      changes will cause a
                      reset in the
                      benefits
                      - Allow us to impose
                      investment
                      restrictions
                      - May cause an
                      increase in rider
                      charge
                      Joint/Spousal Option  JOINT/SPOUSAL OPTION  JOINT/SPOUSAL OPTION
                      - Covered Life        - Same as The         - Same as The Hartford's
                      changes within the    Hartford's Lifetime   Lifetime Income Foundation
                      first 6 months have   Income Foundation --
                      no impact to the      Joint/Spousal Option
                      Death Benefit or      except in addition,
                      Payment Base,         Covered Life changes
                      however, the          within the first 6
                      Withdrawal Percent,   months have no
                      Threshold, if         impact to the
                      applicable, and       Maximum Contract
                      Lifetime Benefit      Value
                      Payment may change
                      based on the
                      attained age of new
                      Relevant Covered
                      Life
                      - If Owner and their
                      Spouse are no longer
                      married, for reasons
                      other than death,
                      Covered Life changes
                      may occur:
                      - If Surrenders have
                      not been taken,
                      Owner may remove
                      their Spouse and
                      replace with new
                      Spouse (both events
                      do not need to occur
                      at the same time)(1)
                      - If Surrenders have
                      been taken, Owner
                      may remove their
                      Spouse but may not
                      add a new Spouse
                      - Any other
                      contractual change
                      which causes a
                      change in the
                      Covered Life will
                      cause the Withdrawal
                      Feature to terminate

(1) The Covered Life will be reset at time of removal and time of replacement. The Withdrawal Percent scale will be based on the younger Covered Life.

                    APP D-9

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME            THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS & PORTFOLIOS    PRINCIPAL FIRST
--------------------------------------------------------------------------------------------------------------------
SPOUSAL CONTRACT      SINGLE LIFE OPTION    SINGLE LIFE OPTION    BOTH RIDERS:                  - Spouse may choose
CONTINUATION          - We will increase    - Same as The         SINGLE LIFE OPTION            to step up the
                      the Contract Value    Hartford's Lifetime   - Same as The Hartford's      Benefit Amount to
                      to the Death Benefit  Income Foundation     Lifetime Income Foundation    the current Contract
                      value                                                                     Value
                      - The Relevant
                      Covered Life will be
                      re-determined on the
                      date of the
                      continuation
                      - The Payment Base
                      and Death Benefit
                      will be set equal to
                      the Contract Value,
                      and the Threshold,
                      if applicable,
                      Lifetime Benefit
                      Payment and
                      Withdrawal Percent
                      will be recalculated
                      on the continuation
                      date
                      - If Relevant
                      Covered Life is
                      greater than or
                      equal to 81 at the
                      time of
                      continuation, the
                      Rider will
                      terminate. The Death
                      Benefit will be
                      equal to the
                      Contract Value
                      JOINT/SPOUSAL OPTION  JOINT/SPOUSAL OPTION  THE HARTFORD'S LIFETIME
                      - We will increase    - Same as The         INCOME BUILDER SELECTS:
                      the Contract Value    Hartford's Lifetime   JOINT/SPOUSAL OPTION
                      to the Death Benefit  Income Foundation --  - We will increase the
                      value                 Joint/Spousal Option  Contract Value to the Death
                      - The Spouse may      except the Maximum    Benefit Value
                      elect to either:      Contract Value will   - The spouse does not have
                      A) Continue the       be the greater of     the option under Spousal
                      Contract and rider;   Contract Value or     Contract continuation to
                      or                    Payment Base on the   revoke the rider
                      B) Continue the       continuation date
                      contract and revoke
                      the Withdrawal
                      Feature of the rider

APP D-10

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME            THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS & PORTFOLIOS    PRINCIPAL FIRST
--------------------------------------------------------------------------------------------------------------------
                      If the Spouse elects                        The spouse will continue the
                      to continue the                             Contract and rider:
                      Contract and rider:                         - The Payment Base will be
                      - The Payment Base                          set equal to the greater of
                      will be set equal to                        Contract Value or Payment
                      the greater of                              Base on the continuation
                      Contract Value or                           date
                      Payment Base on the                         - The Withdrawal Percent
                      continuation date                           will remain frozen at the
                      - The Withdrawal                            current Withdrawal Percent
                      Percent will remain                         if there have been partial
                      frozen at the                               Surrenders since the rider
                      current Withdrawal                          effective date. If not, the
                      Percent if there                            Withdrawal Percent will be
                      have been partial                           based on the attained age of
                      Surrenders since the                        the remaining Covered Life
                      rider effective                             on the continuation date.
                      date. If not, the                           - The Lifetime Benefit
                      Withdrawal Percent                          Payment or Threshold, if
                      will be based on the                        applicable, will be
                      attained age of the                         recalculated to equal the
                      remaining Covered                           Withdrawal Percent
                      Life on the Contract                        multiplied by the greater of
                      Anniversary prior to                        Contract Value or Payment
                      the first partial                           Base on the continuation
                      Surrender                                   date
                      - The Lifetime
                      Benefit Payment will
                      be recalculated to
                      equal the Withdrawal
                      Percent multiplied
                      by the greater of
                      Contract Value or
                      Payment Base on the
                      continuation date
                                                                  THE HARTFORD'S LIFETIME
                                                                  INCOME BUILDER PORTFOLIOS:
                                                                  JOINT/SPOUSAL OPTION
                                                                  - We will increase the
                                                                  Contract Value to the Death
                                                                  Benefit Value
                                                                  - The spouse does not have
                                                                  the option under Spousal
                                                                  Contract continuation to
                                                                  revoke the rider
                                                                  The spouse will continue the
                                                                  Contract and rider:
                                                                  - The Payment Base will be
                                                                  set equal to the greater of
                                                                  Contract Value or Payment
                                                                  Base on the continuation
                                                                  date
                                                                  - The Withdrawal Percent
                                                                  will remain frozen at the
                                                                  current Withdrawal Percent
                                                                  if there have been partial
                                                                  Surrenders since the rider
                                                                  effective date. If not, the
                                                                  Withdrawal Percent will be
                                                                  based on the attained age of
                                                                  the remaining Covered Life
                                                                  on the continuation date.

                    APP D-11

--------------------------------------------------------------------------------

FEATURES                 THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST
                           FOUNDATION            BUILDER II        BUILDER SELECTS &
                                                                       PORTFOLIOS
                                                                  - The Lifetime
                                                                  Benefit Payment or
                                                                  Threshold, if
                                                                  applicable, will be
                                                                  recalculated to
                                                                  equal the Withdrawal
                                                                  Percent multiplied
                                                                  by the Payment Base
                                                                  on the continuation
                                                                  date

                                                                     APP E-1

-------------------------------------------------------------------------------

APPENDIX E -- THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT. See Examples 1-14 under The Hartford's Lifetime Income Foundation in Appendix A.

WHEN CAN YOU BUY THIS RIDER?

Subject to State approval of The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Foundation is closed to new investors. If available, you may elect this rider at the time of purchase, or at a later date, if you are eligible to participate in a designated company sponsored exchange program. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP E-2

-------------------------------------------------------------------------------

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. See Examples 1-14 under The Hartford's Lifetime Income Foundation in Appendix A.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary

                                                                     APP E-3

-------------------------------------------------------------------------------

receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. See Examples 4, 6-8 and 11-14 under The Hartford's Lifetime Income Foundation in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the

APP E-4

-------------------------------------------------------------------------------

Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

                                                                     APP E-5

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The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime

APP E-6

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Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

                                                                     APP E-7

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If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

APP E-8

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We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

                                                                     APP F-1

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APPENDIX F -- THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT. See Examples 1-16 under The Hartford's Lifetime Income Builder II in Appendix A.

See Optional Benefit Comparisons in Appendix C.

WHEN CAN YOU BUY THIS RIDER?

Subject to State approval of The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II is closed to new investors. If available, you may elect this rider at the time of purchase, may exchange the rider, if you are eligible to participate in a designated company sponsored exchange program described in Appendix G. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation

APP F-2

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Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future automatic Payment Base increases. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers or the fee we set before we cease offering this rider. In no event will this charge exceed 0.75% annually.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

See Examples 15 and 16 under The Hartford's Lifetime Income Builder II in Appendix A.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10% provided; however, there is no cap on Automatic Payment Base increases if you allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts designated by us. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

See Examples 9 and 10 under The Hartford's Lifetime Income Builder II in Appendix A.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

                                                                     APP F-3

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Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. See Examples 4, 6-8 and 11-14 under The Hartford's Lifetime Income Builder II in Appendix A.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years. See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse. See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

APP F-4

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WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. See Examples 7, 8 and 10 - 14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

                                                                     APP F-5

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The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal

APP F-6

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continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

See Example 17 under The Hartford's Lifetime Income Builder II in Appendix A.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the

                                                                     APP F-7

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greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. If there is a Covered Life change, we may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

See Examples 9 and 10 under The Hartford Lifetime Income Builder II in Appendix
A.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

APP F-8

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OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the Standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for this rider may increase if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis and this section.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

                                                                     APP G-1

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APPENDIX G -- EXCHANGE PROGRAMS

TABLE OF CONTENTS

                                                                                                                PAGE
------------------------------------------------------------------------------------------------------------------------
A.    The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios       APP G-2
B.    Contract Exchange Programs:                                                                                APP G-3
      Union Security Offer                                                                                       APP G-3

APP G-2

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A. THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS CONVERSION PROGRAMS

We reserve the right, in our sole discretion, to offer Eligible Contract Owners the opportunity to exchange The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation for the currently issued version of either The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios.

The availability of our conversion program is at the discretion and may be withdrawn in whole, or in part, at any time without notice. The opportunity to convert your rider to The Hartford's Lifetime Income Builder Portfolios will expire 90 days after the effective date of this rider exchange program. You should convert your rider only if it is appropriate for your needs and financial considerations. Please read this prospectus carefully and discuss this conversion with your Registered Representative prior to electing to participate in this conversion program.

I.   WHO IS ELIGIBLE TO PARTICIPATE IN THIS CONVERSION PROGRAM?

     This conversion program is available to Owners who meet ALL of the following qualifications ("Eligible Contract Owners"):

     You must:

           - If electing The Hartford's Lifetime Income Builder Portfolios, you must have purchased a deferred individual annuity contract from us between 1/1/08 - 5/3/08 (later if The Hartford's Lifetime Income Builder Portfolios was not approved in your State). If electing The Hartford's Lifetime Income Builder Selects, you must have purchased a deferred individual annuity contract from us after 8/14/06 (each, an "Eligible Contract"). You must still own such Contract as of the conversion date (defined below); and

           - Have previously elected The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation at the time of purchase or as a result of a Company-sponsored exchange program; and

           - Be a customer of a Financial Intermediary that has approved the sale of The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios; and

           - The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are approved for sale in your state.

     You must not be age 81 or older as of the conversion date (including any other Covered Life).

II. WHAT ARE KEY DIFFERENCES BETWEEN THE NEW RIDERS AND MY CURRENT RIDER?

     Please refer to Appendix D for a table describing some of the key differences between The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

III. HOW DOES THE CONVERSION PROCESS WORK?

       - You must complete a Conversion Program Form to exchange your The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation rider. The date that you comply with all our requirements to exchange your existing rider ("conversion date") will be the date we use to set your benefits under your The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios rider selected. We will also use the conversion date for establishing your eligibility for this conversion program. Your request for conversion will not be in good order until the requisite fund transfers are made.

       - If you elect either The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios, you must abide by all restrictions applicable to these riders, including, but not limited to, investment restrictions described in this prospectus.

       - Except as modified by this election, your existing Contract and all other features and functions previously selected will be and remain in full force and effect after the conversion date.

       -   You may not cancel your election after the conversion date.

       - A prorated final rider charge for your pre-conversion rider will be assessed as of the conversion date. There are no exchange or transfer fees associated with making this election.

       - Your Contract Value as of the conversion date will become your new Payment Base. Your Payment Base under your existing rider will not carry over as your new Payment Base.

       - Your Withdrawal Percent under The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios is based on the attained age of the relevant Covered Life on the effective date of the conversion. If the Withdrawal

                                                                     APP G-3

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       Percent had been locked in under The Hartford Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, it will be unlocked and reset upon conversion.

       - Your new death benefit will equal your Contract Value on the effective date of the conversion and thereafter may operate under the terms of the Guaranteed Minimum Death Benefit. A conversion of your rider may result in a reduction of your death benefit.

       - Your Lifetime Benefit Payment will be equal to your Payment Base multiplied by your Withdrawal Percent for the remainder of the rider year. Your Lifetime Benefit Payment will reset upon the next Contract Anniversary according to the terms of the rider you selected.

       -   All Joint Owners and the Annuitant must consent to this conversion.

       - Any changes in Covered Lives will affect your benefits under your new riders.

       - The survivorship option selected under your existing riders may not be amended in connection with your exercising your conversion privileges.

IV. WHAT OTHER THINGS SHOULD BE CONSIDERED?

       - Please refer to section 7(a) of this prospectus, and in particular the sub-section entitled "OTHER INFORMATION," as well as Appendix D, for pertinent risks associated with electing The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios.

       - YOUR PAYMENT BASE, GUARANTEED MINIMUM DEATH BENEFIT AND LIFETIME BENEFIT PAYMENTS MAY BE LOWER AND RIDER CHARGES MAY BE HIGHER THAN THOSE AVAILABLE UNDER YOUR CURRENT RIDER.

       - You should discuss with your Registered Representative whether or not converting your rider is suitable for you and your particular needs, investment horizon and financial plans. You should discuss your particular circumstances and the tax consequences of this conversion with your tax advisor, as we make no representation regarding the tax consequences of an exchange of these riders.

       - We are not obligated to offer rider conversion privileges if and once this offer is withdrawn.

       - These conversion privileges may not be available through all Financial Intermediaries.

B. CONTRACT EXCHANGE PROGRAMS

UNION SECURITY

Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company (collectively, "we" or "our") are offering Eligible Contract Owners (as defined below) the opportunity to exchange an Eligible Contract (as defined below) for a then currently issued Core version of this variable annuity Contract ("Hartford Leaders Series IV"). This offer may be withdrawn at any time without notice in our sole and absolute discretion. All initial capitalized terms shall have such meaning as provided in the applicable prospectus.

I. WHO IS ELIGIBLE TO PARTICIPATE IN THIS EXCHANGE PROGRAM?

This exchange program is available to Contract Owners who meet ALL of the following qualifications ("Eligible Contract Owners"):

- You must own one or more Eligible Contracts as of the exchange date (as defined below). Eligible Contracts are:

       X all versions of the Masters, Masters+, Opportunity or Opportunity+ variable annuities issued by Union Security Insurance Company or Union Security Life Insurance Company of New York (collectively, "Union Security"). Please check your Contract to verify the version owned.

       X The Owner(s) and Annuitant must be the same in all Eligible Contracts that will be surrendered.

- The Contract Value of all Eligible Contracts surrendered must be at least $25,000 in the aggregate as of the exchange date.

- You must be a customer of a Financial Intermediary that is authorized to sell The Hartford Leaders Series IV variable annuity Contract.

-   You must not:

       X Be age 81 or older as of the exchange date (including any other Contract Owner(s) and the Annuitant).

       X Have any Premium Payments that are any longer subject to contingent deferred sales charges (CDSC).

       X Be a group or trust, that is: (a) any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Internal Revenue Code ("Code"); (b) annuity purchase plans adopted by public school systems or tax-exempt

APP G-4

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          organizations according to Section 403(b) of the Code; (c) an employee pension plan established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and/or (d) a deferred compensation plan as defined in Section 457 of the Code.

II. WHAT ARE SOME KEY DIFFERENCES BETWEEN THESE CONTRACTS?

             MORTALITY &
               EXPENSE                                  ANNUAL
                 RISK               ADMIN.            MAINTENANCE
CONTRACT     CHARGE(8)(9)          CHARGES                FEE
---------------------------------------------------------------------
Hartford         1.05%                0.20%             $30(10)
 Leaders
 Series
 IV
Opportunity      1.25%                0.10%             $35(11)
Masters          1.25%                0.10%              None


                                                     SALES CHARGE
CONTRACT  YEAR              1          2          3          4          5          6          7          8+
--------  --------------------------------------------------------------------------------------------------
Hartford     CDSC(1)         7%         7%         7%         6%         5%         4%         3%         0%
 Leaders
 Series
 IV
Opportun     CDSC(1)         5%         5%         5%         5%         5%         0%         0%         0%
Masters      CDSC(1)         7%         7%         6%         6%         5%         3%         1%         0%

- Optional Guaranteed Minimum Withdrawal Benefits (12). For an additional fee, Eligible Contract Owners electing to exchange their Contract(s) will be entitled to elect any of the optional guaranteed minimum withdrawal benefits; including lifetime guaranteed minimum withdrawal benefits, as described in The Hartford Leaders Series IV prospectus.

- Funds Available. Eligible Contract Owners electing to exchange their Contract(s) will have access to the Funds offered in The Hartford Leaders Series IV prospectus. These generally include all Funds currently offered under your existing Contract but also include a wide array of Funds managed by unaffiliated portfolio managers. Not all Funds currently offered in your existing Contract will be available in your replacement Contract.

- Standard Guaranteed Minimum Death Benefits (13). Eligible Contract Owners electing to exchange their Contract(s) will automatically receive the standard Death Benefit. Differences between the standard Death Benefit offered under existing contracts and the standard Death Benefit provided in The Hartford Leaders Series IV are highlighted below:

CONTRACT            STANDARD DEATH BENEFIT
--------------------------------------------------------------------------------
Hartford Leaders    The higher of Contract Value or total Premium Payments
Series IV (14)      adjusted for partial Surrenders.
Opportunity I, II,  Contracts issued before 5/1/97, Without Enhanced Death
IV, V,              Benefit Rider, OWNER OR ANNUITANT LESS THAN AGE 75 AT DEATH,
Opportunity+        highest of: (A) Total Premiums less partial Surrenders; (B)
                    Contract Value or (C) Contract Value on the last five-year
                    Contract Anniversary before the earlier of the decedent's
                    death or age 75, minus any partial Surrenders since that
                    anniversary.
                    Contracts issued after 5/1/97, With Enhanced Death Benefit
                    Rider, OWNER OR ANNUITANT LESS THAN AGE 75 AT DEATH, highest of: (A) total Premiums less partial Surrenders, compounded annually at 3%, capped at 200% of total Premium minus
                    partial Surrenders ("Rollup Amount"); (B) Contract Value or
                    (C) Contract Value on the last five-year Contract
                    Anniversary before death; minus any partial Surrenders since that anniversary.
                    Contracts issued after 5/1/97, with Enhanced Death Benefit
                    Rider, OWNER OF ANNUITANT AGE 75 OR OLDER AT DEATH, highest of: (A) The Rollup Amount on the earlier of the Contract
                    Owner or Annuitant's 75th birthday plus any Premium Payments made since that birthday, minus partial Surrenders since
                    that birthday; (B) Contract Value or (C) Contract Value on the last five-year Contract Anniversary before the decedent reached age 75; minus any partial Surrenders since that
                    anniversary.
Opportunity III     The highest of: (A) total Premiums less partial Surrenders,
                    (B) Contract Value or (C) Contract Value on the last
                    five-year Contract Anniversary before the earlier of the
                    decedent's death or age 75, minus any partial Surrenders
                    since that anniversary.
Masters I           Contracts issued before 5/1/97 without the Enhanced Death
                    Benefit Rider and the OWNER OR ANNUITANT LESS THAN AGE 75 AT
                    DEATH, the highest of: (A) total Premiums less partial
                    Surrenders; (B) Contract Value adjusted for any applicable
                    Market Value Adjustment or (C) Contract Value on the last
                    seven-year Contract Anniversary before the earlier of the
                    date of death, or the Contract Owner or Annuitant's 75th
                    birthday, adjusted for any applicable Market Value
                    Adjustment, minus any partial Surrenders since that Seven
                    Year Anniversary.
                    Contracts issued after 5/1/97 with the Enhanced Death
                    Benefit Rider and the OWNER OR ANNUITANT LESS THAN AGE 75 AT
                    DEATH, the highest of: (A) total Premiums less partial
                    Surrenders, compounded annually at 3%, capped at 200% of
                    total Premium minus partial Surrenders (B) Contract Value
                    adjusted for any applicable Market Value Adjustment, or (C)
                    Contract Value on the last seven-year Contract Anniversary before the earlier of the date of death, or the Contract
                    Owner or Annuitant's 75th birthday, adjusted for any
                    applicable Market Value Adjustment, minus any partial
                    Surrenders since that Seven Year Anniversary.

                                                                     APP G-5

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CONTRACT            STANDARD DEATH BENEFIT
--------------------------------------------------------------------------------
                    Contracts issued after 5/1/97 with the Enhanced Death
                    Benefit Rider and the OWNER OR ANNUITANT AGE 75 OR OLDER AT
                    DEATH, the highest of: (A) The Rollup Amount on the earlier of the Contract Owner or Annuitant's 75th birthday plus any
                    Premium Payments made since that birthday, minus partial
                    Surrenders since that birthday; (B) Contract Value adjusted for any applicable Market Value Adjustment; or (C) Contract
                    Value on the last seven-year Contract Anniversary before the earlier of the date of death, or the Contract Owner or
                    Annuitant's 75th birthday, adjusted for any applicable
                    Market Value Adjustment, minus any partial Surrenders since that Seven Year Anniversary.
Masters+            Contracts issued before 5/1/97 without the Enhanced Death
                    Benefit Rider and the OWNER OR ANNUITANT WERE LESS THAN AGE
                    75 AT DEATH, the highest of: (A) total Premiums less partial
                    Surrenders; (B) Contract Value adjusted for any applicable
                    Market Value Adjustment; or (C) Contract Value on the last seven-year Contract Anniversary before the earlier of the
                    date of death, or the Contract Owner or Annuitant's 75th
                    birthday, adjusted for any applicable Market Value
                    Adjustment, minus any partial Surrenders since that Seven
                    Year Anniversary.
                    Contracts issued after 5/1/97 with the Enhanced Death
                    Benefit Rider and the OWNER OR ANNUITANT WERE LESS THAN AGE
                    75 AT DEATH, the highest of: (A) total Premiums less partial
                    Surrenders, compounded annually at 5%, capped at 200% of
                    total Premium minus partial Surrenders; (B) Contract Value adjusted for any applicable Market Value Adjustment; or (C)
                    Contract Value on the last seven-year Contract Anniversary before the earlier of the date of death, or the Contract
                    Owner or Annuitant's 75th birthday, adjusted for any
                    applicable Market Value Adjustment, minus any partial
                    Surrenders since that Seven Year Anniversary.
                    Contracts issued after 5/1/97 with the Enhanced Death
                    Benefit Rider and the OWNER OR ANNUITANT AGE 75 OR OLDER AT
                    DEATH, the highest of: (A) The Rollup Amount on the earlier of the Contract Owner or Annuitant's 75th birthday plus any
                    Premium Payments made since that birthday, minus partial
                    Surrenders since that birthday; (B) Contract Value adjusted for any applicable Market Value Adjustment; or (C) Contract
                    Value on the last seven-year Contract Anniversary before the earlier of the date of death, or the Contract Owner or
                    Annuitant's 75th birthday, adjusted for any applicable
                    Market Value Adjustment, minus any partial Surrenders since that Seven Year Anniversary.

(8)  Varies based on contract version. Maximum charge is shown.

(9) Mortality and Expense Risk charges also vary based on the contract version selected. Premium taxes (0 - 3.5%) and optional benefit fees excluded.

(10) Annual Maintenance Fees are waived if the Contract Value is greater than or equal to $50,000 on any Contract Anniversary or upon Surrender.

(11) Annual Maintenance Fees are waived if the Contract Value is greater than or equal to $25,000 on any Contract Anniversary or upon Surrender.

(12) Taxable distributions (and certain deemed distributions) are subject to ordinary income tax, and if made prior to age 59 1/2 may also be subject to a 10% federal income tax penalty.

(13) Death Benefits may be subject to ordinary income tax.

(14) The Standard Death benefit is replaced by the Guaranteed Minimum Death Benefit upon election of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios.

-   Other Differences. Some of the other differences include:

       X Partial Surrenders: Partial surrenders reduce Opportunity and Masters death benefits on a dollar-for-dollar basis, and reduce Opportunity+ and Masters+ death benefits on a proportionate basis and a Market Value Adjustment may be applicable, whereas in The Hartford Leaders Series IV, partial Surrenders reduce Death Benefits on a proportionate basis.

       X Death Benefit Aggregate Limit: Death Benefits are unlimited in Masters Contracts whereas death benefits are subject to aggregate limits of $500,000 (Opportunity) and in The Hartford Leaders Series IV, death benefits are limited to $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or Contract Value plus $1 million.

       X Miscellaneous. Hartford Leaders Series IV Contracts may also differ from your existing Contract in terms of (a) access to a Fixed Accumulation Feature; (b) AIR rates used for the variable Annuity Payout (subject to state variations); and (c) ability to allocate investments to earn guaranteed interest rates for predetermined guarantee periods (Masters only).

- State Variations. The foregoing discussion does not take into consideration state variations, if any.

APP G-6

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III. HOW DOES THE EXCHANGE PROCESS WORK?

- THIS EXCHANGE WILL CONSTITUTE A FULL SURRENDER (REPLACEMENT) OF YOUR ELIGIBLE CONTRACT(S). YOU MAY SURRENDER MORE THAN ONE ELIGIBLE CONTRACT(S) AS PART OF THIS PROGRAM. PARTIAL SURRENDERS WILL NOT BE PERMITTED.

- The Contract Value of your Eligible Contract(s) as of the exchange date will be considered to be the initial Premium payment for your replacement Hartford Leaders Series IV Contract. This amount will be used to establish your benefits under your replacement Hartford Leaders Series IV Contract. No exchange or transfer fees will be charged when electing to make this exchange.

- The date that you comply with all requirements to exchange your Eligible Contract(s) ("exchange date") will be the date we use to set your benefits under your replacement Hartford Leaders Series IV Contract. We will use the exchange date for establishing your eligibility for this program and various age-sensitive optional riders under your replacement Hartford Leaders Series IV Contract.

- We will credit you for the time that you owned your oldest Eligible Contract(s) for the purposes of establishing any CDSC applicable for any Premium Payments made on or as of the exchange date. Any Premium Payments made on or after the exchange date will be subject to the applicable CDSC schedule. YOUR REPLACEMENT, THE HARTFORD LEADERS SERIES IV CONTRACT, MAY HAVE A LONGER CDSC PERIOD THAN YOUR EXISTING CONTRACT.

- Certain optional guaranteed minimum withdrawal benefits may ONLY be elected at the exchange date.

- The Contract Owner(s) and Annuitant must be the same in your replacement Hartford Leaders Series IV Contract as they are in your Eligible Contract(s).

-   All Contract Owners must consent to this exchange.

- Subject to the laws of your state, you may cancel your replacement Hartford Leaders Series IV Contract for any reason within ten (10) days of receipt of your Contract in accordance with the cancellation privileges described in your replacement Hartford Leaders Series IV prospectus.

IV. WHAT OTHER THINGS SHOULD BE CONSIDERED?

- YOUR STANDARD AND OPTIONAL DEATH AND WITHDRAWAL BENEFITS UNDER YOUR ELIGIBLE CONTRACT(S) WILL NOT CARRY OVER TO YOUR REPLACEMENT HARTFORD LEADERS SERIES IV CONTRACT. This can result in a diminution in death and/or withdrawal benefits.

- Surrendering a replacement Hartford Leaders Series IV Contract soon after buying it may leave you in a worse financial position than if you never accepted this exchange offer.

- You should discuss the merits of this exchange with your Registered Representative to be sure that a replacement Hartford Leaders Series IV Contract is suitable for you and your particular circumstances. You should discuss your particular circumstances and the tax consequences of this exchange with your tax advisor, as we make no representation regarding the tax consequences of an exchange.

- The information provided is a summary of certain pertinent information. You should read the replacement Hartford Leaders Series IV prospectus and those of the underlying Funds before investing. These prospectuses contain other information including risks that you should carefully consider. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. These variable annuities are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC.

- The foregoing discussion does not take into consideration state variations, if any.

- We have no duty to offer exchange privileges if and once this offer is withdrawn or to extend these privileges to other contract variations.

- Contracts issued by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract will be treated as a new contract for this purpose.

To obtain a Statement of Additional Information, please complete the form below and mail to:

     The Hartford
     Attn: U.S. Wealth Management
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to The Hartford, Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2008
Date of Statement of Additional Information: May 1, 2008

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                5
  Total Return for all Sub-Accounts                                            5
  Yield for Sub-Accounts                                                       5
  Money Market Sub-Accounts                                                    6
  Additional Materials                                                         6
  Performance Comparisons                                                      6
ACCUMULATION UNIT VALUES                                                       7
FINANCIAL STATEMENTS                                                        SA-2

2

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 27, 2008 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is city Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2007: $355,689,241; 2006: $303,267,865; and 2005: $354,296,774.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial In-termediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2007 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

1st Discount Brokerage, Inc., AIM Distributors, Inc., A.P.P.S. Financial Group, Inc., Abacus Investments, Inc., ABN AMRO, Inc., Advantage Capital Corporation, Advisory Group Equity Services Ltd., AFA Financial Group LLC, AFS Brokerage, Inc., AIG Equity Sales Corp., AIG Financial Advisors Inc., AIG Retirement Advisors, Inc., AIG SunAmerica, Inc., Alexander Investment Services Co., Allegheny Investments, Ltd., Allen & Company LLC, Allen & Company of Florida, Inc., Allen Douglas Securities, Inc., Alliance Bank, AllianceBerstein Investments, Inc., AMCORE Investment Services, Inc., American Classic Securities Inc., American Diversified Financial Group LLC, American Funds & Trusts Inc., American Funds Distributors, Inc., American General Securities, Inc., American Investors Company, American Portfolios Financial Services, Inc., Ameriprise Financial, Inc., Ameritas Investment Corp., AMTrust Investment Services, Inc., AMVest Securities, Inc., Anderson & Strudwick, Inc., Andrew Garrett, Inc., Anthony Financial Management LLC, Arizona State Savings & Credit Union, Arvest Asset Management, Askar Corp., Asset Management Securities Corp., Associated Financial Services, Inc., Associated Investment Services, Inc., Associated Securities Corp., Atlantic Coast Securities Corp., AUL Equity Sales Corp., AXA Advisors LLC, AYRE Investments, Inc., B.C. Ziegler and Company, Banc of America Investment Services, Inc.,

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BancNorth Investment Group, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank Insurance & Securities Association, Bank Iowa, Bank of the West, Bankers & Investors Co., Banknorth, N.A., Bannon Ohanesian & Lecours, Inc., Banorte Securities International, Ltd., Bates Securities, Inc., BB&T Investment Services, Inc., BBVA Investments Inc., BCG Securities, Inc., Beaconsfield Financial Services, Inc., Bedrock Capital Management, Inc., Bernard Herold & Co., Inc., Berthel Fisher & Company Financial Services, Inc., BI Investments LLC, Bodell Overcash Anderson & Co., Inc., Boone County National Bank, BOSC, Inc., Brecek & Young Advisors, Inc., Brighton Securities Corp., Broker Dealer Financial Services Corp., Brokers International Financial, Brokers International Financial Services LLC, Brooke Securities, Inc., Brookstreet Securities Corporation, Brown Advisory Securities LLC, Brown Lisle Cummings, Inc., Bruce A. Lefavi Securities, Inc., Buckman Buckman & Reid, Inc., Butler Freeman Tally Financial Group LLC, Butler Wick & Co., Inc., Cadaret Grant & Co., Inc., Calton & Associates, Inc., Cambridge Investment Research, Inc., Cambridge Legacy Securities LLC, Cantella & Co., Inc., Cantella & Company, Capital Analysts, Inc., Capital Brokerage Corp., Capital Choice Financial Services, Capital City Bank, Capital Concepts Investment Corp., Capital Financial Services, Inc., Capital Growth Securities LLC, Capital Investment Group, Inc., Capital Investment Services, Inc., Capital Management Securities, Inc., Capital One Bank, Capital One Investments LLC, Capital Securities of America, Inc., Capital Select I Corp., Capitol Securities Management, Inc., Carey Thomas Hoover, & Breault, Inc., Carolinas Investment Consulting LLC, CBIZ Financial Solutions, Inc., CCF Investments, Inc., CCO Investment Services Corp., Cebert Wealth Management Group, Inc., Centaurus Financial, Inc., Centennial Securities Company LLC, Central Bank, Century Securities Associates, Inc., CFD Investments, Inc., CFG Financial Associates, Inc., Charter One Financial, Inc., Chase Investments Services, Corp., Chemical Bank & Trust Co., Chemical Bank West, Chicago Investment Group LLC, CIG Securities, Citicorp Financial Services Corporation, Citigroup Global Markets Inc., Citizens Bank, Citizens Financial Services FSB, Citizens Investment Services Corp., Citizens National Bank, City Bank, City Securities Corporation, Clearing Services of America, Inc., Coburn & Meredith, Inc., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Investment Services, Inc., Community Bank, Community Bankers Securities LLC, Community Investment Services, Inc., Community National Bank, Compak Securities, Inc., Compass Brokerage, Inc., Comprehensive Asset Management Servicing, Inc., Contemporary Financial Solutions, Coordinated Capital Securities, Inc., Cornerstone Financial Services, Inc., Country Club Financial Services, Inc., Countrywide Investment Services, Inc., Crews & Associates, Inc., Cri Securities LLC, Crowell, Weedon & Co., Crown Capital Securities LLP, CUE Financial Group, Inc., Cuna Brokerage Services, Inc., CUSO Financial Services LP, Cutter & Company, Inc., CW Securities LLC, D.A. Davidson & Co., Daiwa Securities America Inc., Davenport & Company LLC, David A. Noyes & Company, Delta Equity Services Corporation, Delta Trust Investments, Inc., Dempsey Financial Network, Inc., Deutsche Bank Securities Inc., DFC Investor Services, Diversified Securities, Inc., Dominion Investor Services, Inc., Dorn & Co., Inc., Dortch Securities & Investments, Inc., Dougherty & Company LLC, Duerr Financial Corporation, Eagle One Investments LLC, Economy Securities, Inc., EDI Financial, Inc., Edward Jones, Effingham State Bank, EK Riley Investments LLC, Emergent Financial Group, Inc., Emerson Equity LLC, Empire Financial Group, Inc., Empire Securities Corp., Ensemble Financial Services, Inc., EPlanning Securities, Inc., Equable Securities Corp., Equitas America LLC, Equity Services, Inc., Essex Financial Services, Inc., Essex National Securities, Inc., Essex Securities LLC, Excel Securities & Associates, Inc., Fairport Capital, Inc., Farmers National Bank, Feltl & Company, Fenwick Securities, Inc., Ferris, Baker, Watts, Inc., FFP Securities, Inc., Fidelity Bank, Fidelity Brokerage Services LLC, Fidelity Federal Bank & Trust, Fiducial Investments Advisors, Inc., Fifth Third Securities, Inc., Financial Design, Inc., Financial Network Investment Corp., Financial Planning Consultants, Inc., Financial Security Management, Inc., Financial Telesis, Inc., Financial West Group, Fintegra LLC, First Allied Securities, Inc., First American Bank, First Bank, First Bank & Trust, First Brokerage America, First Brokerage America LLC, First Busy Securities, Inc., First Citizens Bank, First Citizens Financial Plus, Inc., First Citizens Investor Services, Inc., First Citizens National Bank, First Coast Financial Advisors LLC, First Colonial Group Inc., First Community Bank, N.A., First Dallas Securities Inc., First Federal Bank, First Fidelity Securities, First Financial Equity Corp., First Global Securities, Inc., First Heartland Capital, Inc., First Independent Financial Services, Inc., First MidAmerica Investment Corp., First Montauk Securities Corp., First National Bank, First National Investment Services Company LLC, First Northern Bank, First Place Bank, First Security Bank, First Southeast Investor Services, Inc., First Southwest Company, First St.Louis Securities, Inc., First Tennessee Brokerage, Inc., First Wall Street Corp., First Western Securities, Inc., FirstMerit Securities, Inc., Fiserv Brokerage Services, Inc., Fiserv, Inc., Florida Investment Advisers, FNB Brokerage Services, Inc., FNIC FID Div., Focused Investments, Folger Nolan Fleming Douglas Inc., Foothill Securities, Inc., Foresters Equity Services, Inc., Fortune Financial Services, Inc., Founders Financial Securities LLC, Fox & Company Investments Inc., Franklin Templeton Financial Services Corp., Frost Brokerage Services, Inc., FSC Securities Corp., FSIC, Fulcrum Securities, Inc., G & W Equity Sales, Inc., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., GIA Financial Group LLC, Girard Securities Inc., Glencrest Insurance Services, Global Brokerage Services, Inc., GMS Group LLC, Gold Coast Securities, Inc., Granite Securities LLC, Grant Bettingen, Inc., Great American Advisors, Inc., Great American Investors, Inc., Great Lakes Capital Financial Service Inc., Great Northern Financial Services, Gregory J. Schwartz & Co., Inc., Gunnallen Financial, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H.D.Vest Investment Services., HAAS Financial Products, Inc., Hagar Financial Corporation, Hancock Bank, Hancock Investment Services, Inc., Harbor Financial Services LLC, Harbour Investments, Inc., Harger and Company, Inc., Harold Dance Investments, Harris Investor Services, Inc., Hartford Equity Sales Company Inc., Hartford Investment Financial Services LLC, Harvest Capital LLC, Hawthorne Securities Corporation, Hazard & Siegel, Inc., HBW Securities LLC, Heartland Bank, Heartland Investment Associates, Inc., Hefren-Tillotson, Inc., Heim Young & Associates, Inc., Heritage Bank, Hibernia National Bank, Home Savings Bank

4

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Hornor Townsend & Kent, Inc., Horwitz & Associates, Inc., HSBC Bank International, HSBC Securities (USA) Inc., Huntington Securities Corp., Huntington Investment Co., Huntington National Bank, Huntleigh Securities Corporation, IBC Bank, IBC Investments, IBN Financial Services, Inc., ICBA Financial Services Corporation, IFC Holdings, IFG Network Securities, Inc., IFMG Securities, Inc., IMS Securities, Inc., Independent Bank, Independent Financial Group LLC, Independent Financial Securities, Inc., INFINEX Investments, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., Innovative Solutions Insurance Services, Intercarolina Financial Services, Inc., Interlink Securities Corp., International Assets Advisory LLC, International Research Securities, Inc., Intersecurities, Inc., Intrust Brokerage Inc., Invesmart Securities LLC, Invest Financial Corporation, Investacorp, Inc., Investment Centers Of America, Inc., Investment Management Service, Inc., Investment Planners, Inc., Investment Professionals Inc., Investment Security Corporation, Investors Capital Corp., Investors Security Company, Inc., Iowa State Bank, Iron Street Securities, Inc., Ironstone Securities, Inc., J.B. Hanauer & Co., J.P. Morgan Securities, Inc., J.P. Turner & Company LLC, J.W. Cole Financial, Inc., Jack V. Butterfield Investment Company, James I. Black & Company, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Jesup & Lamont Securities Corp., Joseph Stevens & Co., Inc., K.W. Brown Investments, Kalos Capital, Inc., Kaplan & Co., Securities Inc., KCD Financial, Inc., Key Investment Services LLC, Kinecta Financial & Insurance Services LLC, KMS Financial Services, Inc., Kovack Securities Inc., Lara, Shull & May, Ltd., Lasalle Financial Services, Inc., Lasalle St Securities LLC, Legacy Asset Securities, Inc., Legacy Financial Services, Inc., Legend Equities Corporation, Legg Mason Investor Services LLC, Leigh Baldwin & Co., LLC, Leonard & Company, Lesko Securities Inc., Lexington Investment Company, Inc., Liberty Group LLC, Lifemark Securities Corp., Lincoln Financial Advisors Corporation, Lincoln Investment Planning, Inc., Linsco/Private Ledger/Bank Div., Long Island Financial Group, Inc., Lord Abbett Distributor LLC, LPL Financial Corporation, M Holdings Securities, Inc., M&I Brokerage Services, Inc., M&T Securities, Inc., M. Griffith Investment Services, Inc., M.L. Stern & Co., LLC, Main Street Securities LLC, Manarin Securities Corporation, Marketing One Securities, Marquette Capital Partners, Inc., MBM Securities, Inc., McGinn, Smith & Co., Inc., McGrath Financial & Retirement Services, Inc., Means Investment Co., Inc., Medallion Investment Services, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Merrimac Corporate Securities, Inc., Merrimack Valley Investment, Inc., Mesirow Financial, Inc., Metlife Securities Inc., MFS Fund Distributors, Inc., Mid Atlantic Capital Corporation, MidAmerica Financial Services, Inc., Milestone Financial Services, Inc., Milkie/Ferguson Investments, Inc., MML Investors Services, Inc., Maloney Securities Co., Inc., Money Concepts Capital Corp., Money Management Advisory, Inc., Moors & Cabot, Inc., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Inc., Morris Group, Inc., MSCS Financial Services LLC, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Funds Associates Inc., Mutual Of Omaha Investor Services, Inc., Mutual Securities, Inc., Mutual Services Corp., MWA Financial Services Inc., NAST, NatCity Investments, Inc., National Advisers Trust Company FSB, National Financial Services LLC, National Investor Service Corporation, National Planning Corporation, National Securities Corporation, Nations Financial Group, Inc., NAVA, Navy Federal Brokerage Services LLC, Navy Federal Credit Union, NBC Securities, Inc., Neidiger Tucker Bruner, Inc., Nelson Securities Inc., New England Securities, NewAlliance Investments, Inc., Newbridge Securities Corporation, Next Financial Group, Inc., NFB Investment Services Corp., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northern Trust Securities, Inc., Northwestern Mutual Investment Services LLC, Nutmeg Securities, Ltd., O Bee Credit Union, Oak Tree Securities, Inc., Oberlin Financial Corporation, OFG Financial Services, Inc., Ogilvie Security Advisors Corporation, Ohio National Equities, Inc., Ohio Savings Securities, Inc., Olde Economie Financial Consultants, Ltd., Omega Securities, Inc., Omni Brokerage, Inc., ONE Investment Services, Inc., OneAmerica Securities, Inc., Online Brokerage Services, Oppenheimer & Co. Inc., Orange County Teachers Federal Credit Union, P & A Financial Securities, Inc., Pacific Financial Associates, Inc., Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Park Avenue Securities LLC, Partners Investment Network, Inc., Partnervest Securities, Inc., Paulson Investment Company Inc., Paychex Securities Corporation, Penn Plaza Brokerage, Ltd., Pension Planners Securities, Inc., Pension Financial Services, Inc., Peoples Bank, Peoples Securities, Inc., Perryman Securities, Inc., Pershing LLC, PFIC Securities Corp., Planmember Securities Corp., Planned Investment Co., Inc., PMK Securities & Research Inc., PNC Investments LLC, Pointe Capital, Inc., Pratt, Kutzke & Associates LLP, Preferred Financial Group, Premier Credit Union, Prime Capital Services, Inc., Primesolutions Securities, Inc., Primevest Financial Services, Inc., Princor Financial, Service Corp., Private Consulting Group, Inc., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Inc., Protected Investors of America, Provident Bank, PTS Brokerage LLC, Purshe Kaplan Sterling Investments, Putnam Retail Management Limited Partnership, Pyramid Funds, Corp., QA3 Financial Corp., Quest Capital Strategies, Inc., Quest Securities, Inc., Questar Capital Corporation, R. Seelaus & Company Inc., R.M. Stark & Co., Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, Inc., RBC Centura Securities, Inc., RBC Dain Rauscher Inc., Regal Securities, Inc., Reliance Securities LLC, Resource Horizons Group LLC, Rhodes Securities, Inc., Rice Pontes Capital, Inc., Ridgeway & Conger, Inc., River City Bank, Riverstone Wealth Management, Inc., RNR Securities LLC, Robert B. Ausdal & Co., Inc., Robert W. Baird & Co. Inc., Robinson & Robinson, Inc., Rogan & Associates, Inc., Rogan, Rosenberg & Associates, Inc., Royal Alliance Associates, Inc., Royal Securities Company, Rydex Distributors, Inc., S.C. Parker & Co., Inc., S.G. Long & Company, Safe Credit Union, Sage, Rutty & Co., Inc., Sammons Securities Company LLC, San Mateo Credit Union, Sanders Morris Harris Group Inc., Saxony Securities, Inc., SCF Securities, Inc., Scott & Stringfellow, Inc., Seacoast Investor Services Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., SEI Financial Services, Inc., Sentinel Securities, Inc., Sentra Securities Corp., Shepard & Vrbanac Sec., Inc., Shields & Company, SIG Brokerage, L.P., Sigma Financial Corporation, Signal Securities, Inc., Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., SII Investments, Inc., Sisk Investment Services, Inc., Smith Hayes Financial Services Corp., Sorrento Pacific Financial LLC, Source Capital Group, Inc., South Valley Wealth Management, Southeast Investments, N.C., Inc., Southwest

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Securities, Inc., Spectrum Capital, Inc., Spelman & Co., Inc., Spina Financial, Stanford Group Company, Stephen A. Kohn & Associates, Ltd., Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, Inc., Steven L. Falk & Assoc., Inc., Stifel Nicolaus & Co., Inc., Strand Atkinson Williams & York, Inc., Strategic Alliance Corp., Stuart Securities Corp., Summark Financial Services, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Sunset Financial Services, Inc., SunStreet Securities LLC, SunTrust Investment Services, Inc., SWBC Investment Services LLC, SWS Financial Services, Symetra Investment Services Inc., Synergy Investment Group LLC, Synovus Securities, Inc., T.J. Raney & Sons, Inc., T.S. Phillips Investments, Inc., TD Ameritrade, Inc., Teckmeyer Financial Services LLC, TFS Securities, Inc., The Concord Equity Group LLC, The Huntington Investment Company, The O.N. Equity Sales Company, Thoroughbred Financial Services LLC, Thrasher & Company, Inc., Thrivent Investment Management Inc., Thurston Springer Miller, Herd & Titak, Inc., TimeCapital Securities Corp., Touchstone Financial Group LLC, Tower Square Securities, Inc., Traderight Securities, Inc., Transamerica Financial Advisors, Inc., Triad Advisors, Inc., Trustfirst, Trustmark Securities, Inc., Trustmont Financial Group, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc., UBS Financial Services, Inc., UBS International, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Unified Financial Securities, Inc., Union Capital Company, UnionBanc Investment Services, UnionBanc Investment Services LLC, United Bank, United Brokerage Services, Inc., United Community Bank, United Financial Group, Ltd., United Global Securities, Inc., United Heritage Financial Group, United Planners' Financial Services of America A Limited Partner, United Securities Alliance, Inc., Univest Investments, Inc., USA Financial Securities, Corp., USLIFE Equity Sales, UVEST Financial Services Group, Inc., Valmark Securities, Inc., Van Kampen Funds, Inc., Vanderbilt Securities LLC, VBC Securities LLC, Venture Bank, Veritrust Financial LLC, VFinance Investments, Inc., Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., W. R. Taylor & Company LLC, Wachovia Securities LSG, Wachovia Securities LLC, Wadsworth Investment Co., Inc., Wall Street Financial Group, Inc., Wallstreet Electronica, Inc., Wamu Investments, Inc., Wasserman & Associates, Inc., Waterstone Financial Group, Inc., Waveland Capital Partners LLC, Wayne Hummer Investments LLC, Webster Bank, Webster Investment Services, Inc., Wedbush Morgan Securities, Inc., Weiss Capital Securities, Inc., Weitzel Financial Services, Inc., Wells Fargo Investments LLC, Wells Fargo Securities LLC, Wellstone Securities LLC, Wesbanco Securities, Inc., Wescom Financial Services, Western International Securities, Inc., Westminster Financial Securities, Inc., WFB Wealth Management Group, WFG Investments, Inc., WFP Securities, Whitney Securities LLC, Wiley Bros.-Aintree Capital LLC, William
C. Burnside & Company, Inc., Wilmington Brokerage Services Company, Woodbury Financial Services, Inc., Woodlands Securities, Corp., Woodmen Financial Services, Inc., Woodstock Financial Group, Inc., Workman Securities, Corp., World Choice Securities, Inc., World Financial Group, Inc., World Group Securities, Inc., Worth Financial Group, Inc., WRP Investments, Inc., Wunderlich Securities, Inc., XCU Capital Corp., Inc., Zions Direct, Inc., Zions Investment Securities, Inc.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

6

-------------------------------------------------------------------------------

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

There is no information for any of the Sub-Accounts because as of December 31, 2007, none of the Sub-Accounts had commenced operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account"), as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2007, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                    AIM V.I. CAPITAL
                                AIM V.I. BASIC        APPRECIATION        AIM V.I. CORE
                                  VALUE FUND              FUND             EQUITY FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  18,338,339            3,951,206           11,664,952
                                ==============       ==============       ==============
  Cost                            $177,981,475          $91,012,449         $292,690,273
                                ==============       ==============       ==============
  Market Value                    $233,447,053         $116,047,052         $339,565,897
 Due from Hartford Life and
  Annuity Insurance Company                 --                   --                   --
 Receivable from fund shares
  sold                                  20,837               73,144              111,450
 Other assets                               --                   --                   --
                                --------------       --------------       --------------
 Total Assets                      233,467,890          116,120,196          339,677,347
                                --------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             20,837               73,144              111,450
 Payable for fund shares
  purchased                                 --                   --                   --
 Other liabilities                           8                1,027                6,717
                                --------------       --------------       --------------
 Total Liabilities                      20,845               74,171              118,167
                                --------------       --------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $233,447,045         $116,046,025         $339,559,180
                                ==============       ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AIM V.I.             AIM V.I.         AIM V.I. MID CAP      AIM V.I. SMALL
                                      GOVERNMENT         INTERNATIONAL         CORE EQUITY           CAP EQUITY
                                   SECURITIES FUND        GROWTH FUND              FUND                 FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      65,033,075            6,713,115           26,861,576            7,159,370
                                    ==============       ==============       ==============       ==============
  Cost                                $789,813,940         $179,355,169         $312,880,266         $104,053,287
                                    ==============       ==============       ==============       ==============
  Market Value                        $783,648,552         $225,762,062         $391,373,152         $111,185,020
 Due from Hartford Life and
  Annuity Insurance Company                796,229              502,974               85,458              315,130
 Receivable from fund shares
  sold                                          --                   --                   --                   --
 Other assets                                   --                   --                   --                   --
                                    --------------       --------------       --------------       --------------
 Total Assets                          784,444,781          226,265,036          391,458,610          111,500,150
                                    --------------       --------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                   --                   --                   --
 Payable for fund shares
  purchased                                796,229              502,974               85,458              315,130
 Other liabilities                              60                   12                   42                    1
                                    --------------       --------------       --------------       --------------
 Total Liabilities                         796,289              502,986               85,500              315,131
                                    --------------       --------------       --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $783,648,492         $225,762,050         $391,373,110         $111,185,019
                                    ==============       ==============       ==============       ==============

                                 AIM V.I.      AIM V.I. CAPITAL      AMERICAN
                                 LARGE CAP        DEVELOPMENT      FUNDS GLOBAL
                                GROWTH FUND          FUND            BOND FUND
                                SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT
-----------------------------  -------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 3,776,879           3,814           7,756,743
                               =============       =========       =============
  Cost                           $47,992,871         $75,392         $82,622,717
                               =============       =========       =============
  Market Value                   $59,863,584         $71,893         $83,850,394
 Due from Hartford Life and
  Annuity Insurance Company            6,940             603             495,956
 Receivable from fund shares
  sold                                    --              --                  --
 Other assets                             --              --                   1
                               -------------       ---------       -------------
 Total Assets                     59,870,524          72,496          84,346,351
                               -------------       ---------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --              --                  --
 Payable for fund shares
  purchased                            6,940             603             495,956
 Other liabilities                       282              --                  --
                               -------------       ---------       -------------
 Total Liabilities                     7,222             603             495,956
                               -------------       ---------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $59,863,302         $71,893         $83,850,395
                               =============       =========       =============

(a)  From inception, November 12, 2007 to December 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   AMERICAN                        AMERICAN FUNDS
                                 FUNDS GLOBAL    AMERICAN FUNDS      BLUE CHIP
                                  GROWTH AND    ASSET ALLOCATION     INCOME AND
                                 INCOME FUND          FUND          GROWTH FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  50,624,167       108,887,126       116,227,391
                                ==============  ================  ================
  Cost                            $561,460,936    $1,602,858,756    $1,037,299,043
                                ==============  ================  ================
  Market Value                    $594,833,964    $2,002,434,248    $1,330,803,623
 Due from Hartford Life and
  Annuity Insurance Company          2,371,427                --                --
 Receivable from fund shares
  sold                                      --             8,030           448,208
 Other assets                               --                --               161
                                --------------  ----------------  ----------------
 Total Assets                      597,205,391     2,002,442,278     1,331,251,992
                                --------------  ----------------  ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --             8,030           448,208
 Payable for fund shares
  purchased                          2,371,427                --                --
 Other liabilities                           1                10                --
                                --------------  ----------------  ----------------
 Total Liabilities                   2,371,428             8,040           448,208
                                --------------  ----------------  ----------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $594,833,963    $2,002,434,238    $1,330,803,784
                                ==============  ================  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      AMERICAN FUNDS                          AMERICAN FUNDS
                                AMERICAN FUNDS        GLOBAL GROWTH         AMERICAN FUNDS    GROWTH-INCOME
                                  BOND FUND                FUND              GROWTH FUND           FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  112,684,552           33,597,000             67,664,796       106,643,817
                               ================       ==============       ================  ================
  Cost                           $1,224,725,054         $573,301,619         $3,398,213,041    $3,609,857,704
                               ================       ==============       ================  ================
  Market Value                   $1,242,910,606         $839,924,998         $4,514,595,184    $4,506,767,688
 Due from Hartford Life and
  Annuity Insurance Company             310,265              349,524                889,723         1,093,661
 Receivable from fund shares
  sold                                       --                   --                     --                --
 Other assets                                --                   --                     --                --
                               ----------------       --------------       ----------------  ----------------
 Total Assets                     1,243,220,871          840,274,522          4,515,484,907     4,507,861,349
                               ----------------       --------------       ----------------  ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                   --                     --                --
 Payable for fund shares
  purchased                             310,265              349,524                889,723         1,093,661
 Other liabilities                            4                    4                     --                 2
                               ----------------       --------------       ----------------  ----------------
 Total Liabilities                      310,269              349,528                889,723         1,093,663
                               ----------------       --------------       ----------------  ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,242,910,602         $839,924,994         $4,514,595,184    $4,506,767,686
                               ================       ==============       ================  ================

                                                                                AMERICAN FUNDS
                                AMERICAN FUNDS                                   GLOBAL SMALL
                                INTERNATIONAL         AMERICAN FUNDS            CAPITALIZATION
                                     FUND             NEW WORLD FUND                 FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   56,019,983           21,808,338                24,043,959
                               ================       ==============            ==============
  Cost                             $931,845,960         $349,674,866              $426,063,199
                               ================       ==============            ==============
  Market Value                   $1,384,813,959         $560,474,262              $647,984,690
 Due from Hartford Life and
  Annuity Insurance Company             351,032              489,137                   183,187
 Receivable from fund shares
  sold                                       --                   --                        --
 Other assets                                --                   --                         1
                               ----------------       --------------            --------------
 Total Assets                     1,385,164,991          560,963,399               648,167,878
                               ----------------       --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                   --                        --
 Payable for fund shares
  purchased                             351,032              489,137                   183,187
 Other liabilities                            9                   --                        --
                               ----------------       --------------            --------------
 Total Liabilities                      351,041              489,137                   183,187
                               ----------------       --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,384,813,950         $560,474,262              $647,984,691
                               ================       ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)

DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                FRANKLIN RISING                          FRANKLIN LARGE
                                   DIVIDENDS      FRANKLIN INCOME          CAP GROWTH
                                SECURITIES FUND   SECURITIES FUND       SECURITIES FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    53,422,448       152,738,602           12,890,214
                                ================  ================       ==============
  Cost                              $962,393,955    $2,361,671,418         $185,430,596
                                ================  ================       ==============
  Market Value                    $1,029,450,557    $2,643,905,192         $222,356,187
 Due from Hartford Life and
  Annuity Insurance Company            1,154,600         2,199,999                   --
 Receivable from fund shares
  sold                                        --                --               68,176
 Other assets                                  7                --                   --
                                ----------------  ----------------       --------------
 Total Assets                      1,030,605,164     2,646,105,191          222,424,363
                                ----------------  ----------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                --               68,176
 Payable for fund shares
  purchased                            1,154,600         2,199,999                   --
 Other liabilities                            --                11                    2
                                ----------------  ----------------       --------------
 Total Liabilities                     1,154,600         2,200,010               68,178
                                ----------------  ----------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $1,029,450,564    $2,643,905,181         $222,356,185
                                ================  ================       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FRANKLIN GLOBAL          FRANKLIN SMALL-          FRANKLIN SMALL             FRANKLIN
                                     REAL ESTATE             MID CAP GROWTH            CAP VALUE            STRATEGIC INCOME
                                   SECURITIES FUND          SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                   SUB-ACCOUNT (B)            SUB-ACCOUNT           SUB-ACCOUNT (A)           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        876,061                17,162,472                42,104                56,639,270
                                    =============            ==============            ==========            ==============
  Cost                                $15,335,413              $302,994,943              $719,028              $675,210,360
                                    =============            ==============            ==========            ==============
  Market Value                        $21,875,241              $393,192,223              $719,986              $723,849,868
 Due from Hartford Life and
  Annuity Insurance Company                13,367                     4,229                15,562                   453,399
 Receivable from fund shares
  sold                                         --                        --                    --                        --
 Other assets                                  --                        --                    --                        --
                                    -------------            --------------            ----------            --------------
 Total Assets                          21,888,608               393,196,452               735,548               724,303,267
                                    -------------            --------------            ----------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                        --                    --                        --
 Payable for fund shares
  purchased                                13,367                     4,229                15,562                   453,399
 Other liabilities                             --                         2                    --                         7
                                    -------------            --------------            ----------            --------------
 Total Liabilities                         13,367                     4,231                15,562                   453,406
                                    -------------            --------------            ----------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $21,875,241              $393,192,221              $719,986              $723,849,861
                                    =============            ==============            ==========            ==============

                                                        TEMPLETON                 TEMPLETON
                                MUTUAL SHARES       DEVELOPING MARKETS             FOREIGN
                               SECURITIES FUND       SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   98,007,173           18,508,521                37,854,085
                               ================       ==============            ==============
  Cost                           $1,588,641,692         $176,928,376              $519,709,362
                               ================       ==============            ==============
  Market Value                   $1,978,764,809         $299,282,782              $766,545,213
 Due from Hartford Life and
  Annuity Insurance Company             642,462               37,652                        --
 Receivable from fund shares
  sold                                       --                   --                   157,580
 Other assets                                 3                   --                        --
                               ----------------       --------------            --------------
 Total Assets                     1,979,407,274          299,320,434               766,702,793
                               ----------------       --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                   --                   157,580
 Payable for fund shares
  purchased                             642,462               37,652                        --
 Other liabilities                           --                    2                        11
                               ----------------       --------------            --------------
 Total Liabilities                      642,462               37,654                   157,591
                               ----------------       --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,978,764,812         $299,282,780              $766,545,202
                               ================       ==============            ==============

(a)  From inception, November 12, 2007 to December 31, 2007.

(b) Formerly Franklin Real Estate Fund. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       TEMPLETON            TEMPLETON
                                     GLOBAL ASSET             GROWTH           MUTUAL DISCOVERY
                                    ALLOCATION FUND      SECURITIES FUND       SECURITIES FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         980,167             73,165,470           32,241,796
                                     =============       ================       ==============
  Cost                                 $17,179,910           $943,245,569         $610,033,727
                                     =============       ================       ==============
  Market Value                         $14,232,032         $1,129,674,853         $763,808,131
 Due from Hartford Life and
  Annuity Insurance Company                     --                478,058              704,400
 Receivable from fund shares
  sold                                      15,876                     --                   --
 Other assets                                   --                     --                   --
                                     -------------       ----------------       --------------
 Total Assets                           14,247,908          1,130,152,911          764,512,531
                                     -------------       ----------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 15,876                     --                   --
 Payable for fund shares
  purchased                                     --                478,058              704,400
 Other liabilities                              --                      7                   --
                                     -------------       ----------------       --------------
 Total Liabilities                          15,876                478,065              704,400
                                     -------------       ----------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $14,232,032         $1,129,674,846         $763,808,131
                                     =============       ================       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FRANKLIN FLEX           FRANKLIN LARGE          HARTFORD
                                     CAP GROWTH                CAP VALUE          MONEY MARKET          MFS CORE
                                   SECURITIES FUND          SECURITIES FUND         HLS FUND          EQUITY SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (C)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      4,767,768                2,470,514          645,114,362           2,530,797
                                    =============            =============       ==============       =============
  Cost                                $53,261,754              $27,758,165         $645,114,362         $44,939,576
                                    =============            =============       ==============       =============
  Market Value                        $60,646,009              $28,732,072         $645,114,362         $43,479,094
 Due from Hartford Life and
  Annuity Insurance Company               126,030                       --                   --                  --
 Receivable from fund shares
  sold                                         --                    7,934            3,234,565               1,051
 Other assets                                   1                       --                  500                  --
                                    -------------            -------------       --------------       -------------
 Total Assets                          60,772,040               28,740,006          648,349,427          43,480,145
                                    -------------            -------------       --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                    7,934            3,234,565               1,051
 Payable for fund shares
  purchased                               126,031                       --                   --                  --
 Other liabilities                             --                       --                   --                  --
                                    -------------            -------------       --------------       -------------
 Total Liabilities                        126,031                    7,934            3,234,565               1,051
                                    -------------            -------------       --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $60,646,009              $28,732,072         $645,114,862         $43,479,094
                                    =============            =============       ==============       =============


                                    MFS EMERGING         MFS GLOBAL       MFS HIGH
                                    GROWTH SERIES       EQUITY SERIES  INCOME SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      2,809,193           2,573,211      21,497,302
                                    =============       =============  ==============
  Cost                                $67,279,715         $30,579,892    $201,802,926
                                    =============       =============  ==============
  Market Value                        $70,257,927         $39,807,568    $204,654,315
 Due from Hartford Life and
  Annuity Insurance Company                33,403                  --              --
 Receivable from fund shares
  sold                                         --               4,378          54,219
 Other assets                                  --                  --              --
                                    -------------       -------------  --------------
 Total Assets                          70,291,330          39,811,946     204,708,534
                                    -------------       -------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --               4,378          54,219
 Payable for fund shares
  purchased                                33,403                  --              --
 Other liabilities                             --                  --               1
                                    -------------       -------------  --------------
 Total Liabilities                         33,403               4,378          54,220
                                    -------------       -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $70,257,927         $39,807,568    $204,654,314
                                    =============       =============  ==============

(c)  Formerly MFS Capital Opportunities Series. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     MFS INVESTORS
                                     GROWTH STOCK        MFS INVESTORS    MFS MID CAP
                                        SERIES            TRUST SERIES   GROWTH SERIES
                                      SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       8,140,321           22,316,401      17,332,699
                                     =============       ==============  ==============
  Cost                                 $85,077,525         $409,420,823    $114,315,956
                                     =============       ==============  ==============
  Market Value                         $96,218,603         $524,881,734    $132,768,468
 Due from Hartford Life and
  Annuity Insurance Company                     --              239,427              --
 Receivable from fund shares
  sold                                      17,751                   --         188,457
 Other assets                                   --                   --               1
                                     -------------       --------------  --------------
 Total Assets                           96,236,354          525,121,161     132,956,926
                                     -------------       --------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 17,751                   --         188,457
 Payable for fund shares
  purchased                                     --              239,427              --
 Other liabilities                              --                   10              --
                                     -------------       --------------  --------------
 Total Liabilities                          17,751              239,437         188,457
                                     -------------       --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $96,218,603         $524,881,724    $132,768,469
                                     =============       ==============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MFS NEW              MFS TOTAL        MFS VALUE          MFS RESEARCH
                                   DISCOVERY SERIES       RETURN SERIES        SERIES            BOND SERIES
                                     SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      18,930,863             70,946,087      18,031,781           7,726,485
                                    ==============       ================  ==============       =============
  Cost                                $279,167,740         $1,384,048,699    $237,094,437         $87,910,608
                                    ==============       ================  ==============       =============
  Market Value                        $314,820,242         $1,538,111,163    $274,984,653         $89,627,222
 Due from Hartford Life and
  Annuity Insurance Company                  5,644                506,893         531,796             244,680
 Receivable from fund shares
  sold                                          --                     --              --                  --
 Other assets                                   --                     --              --                  --
                                    --------------       ----------------  --------------       -------------
 Total Assets                          314,825,886          1,538,618,056     275,516,449          89,871,902
                                    --------------       ----------------  --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                     --              --                  --
 Payable for fund shares
  purchased                                  5,644                506,893         531,796             244,680
 Other liabilities                               1                      5               1                  --
                                    --------------       ----------------  --------------       -------------
 Total Liabilities                           5,645                506,898         531,797             244,680
                                    --------------       ----------------  --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $314,820,241         $1,538,111,158    $274,984,652         $89,627,222
                                    ==============       ================  ==============       =============

                                    MFS RESEARCH
                                    INTERNATIONAL            MFS RESEARCH           BLACKROCK GLOBAL
                                       SERIES                   SERIES              GROWTH V.I. FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      3,662,966                2,108,816                  85,586
                                    =============            =============            ============
  Cost                                $53,546,243              $39,412,980                $909,157
                                    =============            =============            ============
  Market Value                        $59,047,010              $42,766,780              $1,542,262
 Due from Hartford Life and
  Annuity Insurance Company               212,009                  182,087                      --
 Receivable from fund shares
  sold                                         --                       --                   1,298
 Other assets                                  --                       --                      --
                                    -------------            -------------            ------------
 Total Assets                          59,259,019               42,948,867               1,543,560
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                   1,298
 Payable for fund shares
  purchased                               212,008                  182,087                      --
 Other liabilities                             --                       --                      --
                                    -------------            -------------            ------------
 Total Liabilities                        212,008                  182,087                   1,298
                                    -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $59,047,011              $42,766,780              $1,542,262
                                    =============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      BLACKROCK            INTERNATIONAL
                                   LARGE CAP GROWTH            GROWTH                U.S. MID
                                      V.I. FUND                EQUITY               CAP VALUE
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        169,795                64,405                 171,609
                                     ============            ==========            ============
  Cost                                 $1,467,102              $725,507              $3,378,841
                                     ============            ==========            ============
  Market Value                         $2,158,102              $779,947              $3,267,435
 Due from Hartford Life and
  Annuity Insurance Company                    --                    --                   5,228
 Receivable from fund shares
  sold                                      1,304                    38                      --
 Other assets                                  --                    --                      --
                                     ------------            ----------            ------------
 Total Assets                           2,159,406               779,985               3,272,663
                                     ------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 1,304                    38                      --
 Payable for fund shares
  purchased                                    --                    --                   5,228
 Other liabilities                             --                    --                      --
                                     ------------            ----------            ------------
 Total Liabilities                          1,304                    38                   5,228
                                     ------------            ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,158,102              $779,947              $3,267,435
                                     ============            ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            CAPITAL               DEVELOPING
                                   FOCUS GROWTH          OPPORTUNITIES              GROWTH           FLEXIBLE INCOME
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      38,666                 243,341                20,577               124,634
                                    ==========            ============            ==========            ==========
  Cost                                $731,278              $3,157,999              $585,169              $900,923
                                    ==========            ============            ==========            ==========
  Market Value                        $810,822              $3,599,010              $651,659              $884,903
 Due from Hartford Life and
  Annuity Insurance Company                 --                  11,349                    --                    --
 Receivable from fund shares
  sold                                     124                      --                   357                   121
 Other assets                               --                      --                    --                    --
                                    ----------            ------------            ----------            ----------
 Total Assets                          810,946               3,610,359               652,016               885,024
                                    ----------            ------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                124                      --                   357                   121
 Payable for fund shares
  purchased                                 --                  11,349                    --                    --
 Other liabilities                          --                      --                    --                    --
                                    ----------            ------------            ----------            ----------
 Total Liabilities                         124                  11,349                   357                   121
                                    ----------            ------------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $810,822              $3,599,010              $651,659              $884,903
                                    ==========            ============            ==========            ==========

                                                                              JENNISON 20/20
                                 DIVIDEND GROWTH        GLOBAL EQUITY        FOCUS PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      23,779                32,548                39,960
                                    ==========            ==========            ==========
  Cost                                $423,505              $600,918              $450,895
                                    ==========            ==========            ==========
  Market Value                        $442,520              $604,421              $630,577
 Due from Hartford Life and
  Annuity Insurance Company                 --                   290                    --
 Receivable from fund shares
  sold                                  24,079                    --                    78
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          466,599               604,711               630,655
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             24,079                    --                    78
 Payable for fund shares
  purchased                                 --                   290                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                      24,079                   290                    78
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $442,520              $604,421              $630,577
                                    ==========            ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                              PRUDENTIAL SERIES
                                      JENNISON             PRUDENTIAL           INTERNATIONAL
                                     PORTFOLIO          VALUE PORTFOLIO             GROWTH
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (D)(E)
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        6,603                17,709                  --
                                     ==========            ==========                ====
  Cost                                 $142,701              $320,510                $ --
                                     ==========            ==========                ====
  Market Value                         $153,002              $416,338                $ --
 Due from Hartford Life and
  Annuity Insurance Company                  --                    --                  --
 Receivable from fund shares
  sold                                        9                    21                  --
 Other assets                                --                    --                  --
                                     ----------            ----------                ----
 Total Assets                           153,011               416,359                  --
                                     ----------            ----------                ----
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   9                    21                  --
 Payable for fund shares
  purchased                                  --                    --                  --
 Other liabilities                           --                    --                  --
                                     ----------            ----------                ----
 Total Liabilities                            9                    21                  --
                                     ----------            ----------                ----
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $153,002              $416,338                $ --
                                     ==========            ==========                ====

(d) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

(e)  Sub-Account option not funded at December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           WELLS FARGO             WELLS FARGO
                                                                           ADVANTAGE VT            ADVANTAGE VT
                                GROWTH AND                               ASSET ALLOCATION          TOTAL RETURN
                                  INCOME             COMSTOCK                  FUND                 BOND FUND
                                SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   551,755            289,674                 146,522                 753,090
                               =============       ============            ============            ============
  Cost                           $11,824,779         $4,180,346              $1,852,445              $7,605,021
                               =============       ============            ============            ============
  Market Value                   $11,757,904         $3,997,505              $2,145,075              $7,485,715
 Due from Hartford Life and
  Annuity Insurance Company           31,160                 --                      --                     775
 Receivable from fund shares
  sold                                    --             33,807                     114                      --
 Other assets                             --                 --                      --                      87
                               -------------       ------------            ------------            ------------
 Total Assets                     11,789,064          4,031,312               2,145,189               7,486,577
                               -------------       ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --             33,807                     114                      --
 Payable for fund shares
  purchased                           31,160                 --                      --                     775
 Other liabilities                        --                 --                      --                      --
                               -------------       ------------            ------------            ------------
 Total Liabilities                    31,160             33,807                     114                     775
                               -------------       ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $11,757,904         $3,997,505              $2,145,075              $7,485,802
                               =============       ============            ============            ============

                                    WELLS FARGO             WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT           ADVANTAGE VT
                                   EQUITY INCOME           C&B LARGE CAP          LARGE COMPANY
                                        FUND                 VALUE FUND             CORE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       176,698                 115,078                21,100
                                    ============            ============            ==========
  Cost                                $2,983,203              $1,174,187              $311,638
                                    ============            ============            ==========
  Market Value                        $3,311,325              $1,264,708              $336,762
 Due from Hartford Life and
  Annuity Insurance Company                  842                      --                    --
 Receivable from fund shares
  sold                                        --                     430                    18
 Other assets                                 --                      --                    --
                                    ------------            ------------            ----------
 Total Assets                          3,312,167               1,265,138               336,780
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                     430                    18
 Payable for fund shares
  purchased                                  842                      --                    --
 Other liabilities                            --                      --                    --
                                    ------------            ------------            ----------
 Total Liabilities                           842                     430                    18
                                    ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,311,325              $1,264,708              $336,762
                                    ============            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                  INTERNATIONAL CORE        LARGE COMPANY
                                         FUND                GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        299,972                 358,775
                                     ============            ============
  Cost                                 $2,585,616              $3,095,064
                                     ============            ============
  Market Value                         $3,107,713              $3,702,563
 Due from Hartford Life and
  Annuity Insurance Company                   756                     363
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           3,108,469               3,702,926
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                      --
 Payable for fund shares
  purchased                                   756                     363
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            756                     363
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $3,107,713              $3,702,563
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT           WELLS FARGO
                                    MONEY MARKET             SMALL CAP             ADVANTAGE VT
                                        FUND                GROWTH FUND           DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     3,310,149                 362,068                40,177
                                    ============            ============            ==========
  Cost                                $3,310,149              $3,059,171              $684,795
                                    ============            ============            ==========
  Market Value                        $3,310,614              $3,508,436              $807,953
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                    --
 Receivable from fund shares
  sold                                        98                      99                    42
 Other assets                                 --                      --                    --
                                    ------------            ------------            ----------
 Total Assets                          3,310,712               3,508,535               807,995
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   98                      99                    42
 Payable for fund shares
  purchased                                   --                      --                    --
 Other liabilities                           461                      --                    --
                                    ------------            ------------            ----------
 Total Liabilities                           559                      99                    42
                                    ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,310,153              $3,508,436              $807,953
                                    ============            ============            ==========

                                    WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO
                                   SMALL/MID CAP           ADVANTAGE VT
                                     VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        79,132                 2,467
                                    ============             =========
  Cost                                $1,050,185               $58,577
                                    ============             =========
  Market Value                          $876,782               $54,346
 Due from Hartford Life and
  Annuity Insurance Company                   --                    --
 Receivable from fund shares
  sold                                        44                     3
 Other assets                                 --                    --
                                    ------------             ---------
 Total Assets                            876,826                54,349
                                    ------------             ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   44                     3
 Payable for fund shares
  purchased                                   --                    --
 Other liabilities                            --                    --
                                    ------------             ---------
 Total Liabilities                            44                     3
                                    ------------             ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $876,782               $54,346
                                    ============             =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                   UNITS          MINIMUM            MAXIMUM
                                                                  OWNED BY          UNIT               UNIT          CONTRACT
                                                                PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
AIM V.I. Basic Value Fund -- Class S1                              158,970,637     $1.415834   to     $1.555421      $233,322,673
AIM V.I. Capital Appreciation Fund -- Class S1                      76,607,050      1.462664   to      1.606895       115,964,221
AIM V.I. Core Equity Fund -- Class S1                               27,258,379     12.230262   to     12.834710       339,365,934
AIM V.I. Government Securities Fund -- Class S1                    689,321,895      1.094766   to      1.202707       783,296,921
AIM V.I. International Growth Fund -- Class S1                      97,624,630      2.219333   to      2.438012       225,620,466
AIM V.I. Mid Cap Core Equity Fund -- Class S1                      224,777,977      1.676212   to      1.841460       391,230,719
AIM V.I. Small Cap Equity Fund -- Class S1                           7,603,058     14.206294   to     15.190835       111,171,804
AIM V.I. Large Cap Growth Fund -- Class S1                           4,645,128      1.298570   to     13.278265        59,843,946
AIM V.I. Capital Development Fund -- Class S1                            7,359      9.765867   to      9.802841            71,893
American Funds Global Bond Fund -- Class 2                           7,657,245     10.836338   to     11.067360        83,816,449
American Funds Global Growth and Income Fund -- Class 2             49,235,681     11.888755   to     12.245550       594,676,971
American Funds Asset Allocation Fund -- Class 2                    141,984,532     13.225208   to     15.800420     2,001,528,029
American Funds Blue Chip Income and Growth Fund -- Class 2       1,110,731,693      1.145462   to      1.294501     1,330,330,423
American Funds Bond Fund -- Class 2                                 90,385,321     12.828250   to     14.978942     1,242,356,154
American Funds Global Growth Fund -- Class 2                        53,007,937     11.950746   to     18.321256       839,529,973
American Funds Growth Fund -- Class 2                              337,270,716     10.427125   to     17.055820     4,512,821,153
American Funds Growth-Income Fund -- Class 2                       310,976,529     13.579092   to     16.732187     4,504,061,478
American Funds International Fund -- Class 2                        82,727,073     12.656410   to     19.487761     1,384,359,837
American Funds New World Fund -- Class 2                            20,324,398     25.310667   to     31.290989       560,438,213
American Funds Global Small Capitalization Fund --
 Class 2                                                            30,050,469     17.296552   to     25.466973       647,846,006
Franklin Rising Dividends Securities Fund -- Class 2                70,042,455     14.200576   to     15.286933     1,029,241,205
Franklin Income Securities Fund -- Class 2                         167,741,494     15.145488   to     16.906515     2,641,999,613
Franklin Large Cap Growth Securities Fund -- Class 2                18,116,566     11.848456   to     12.929961       222,265,433
Franklin Global Real Estate Securities Fund -- Class 2               1,025,277     18.884833   to     26.430064        21,856,828
Franklin Small-Mid Cap Growth Securities Fund --
 Class 2                                                            35,526,069      7.996026   to     14.893018       393,042,004
Franklin Small Cap Value Securities Fund -- Class 2                     77,925      9.231379   to      9.266350           719,986
Franklin Strategic Income Securities Fund -- Class 1                46,394,086     14.668907   to     17.207347       723,516,645
Mutual Shares Securities Fund -- Class 2                           114,112,381     16.064485   to     20.466750     1,978,006,925
Templeton Developing Markets Securities Fund --
 Class 1                                                            10,786,580     24.519357   to     31.103787       299,147,918
Templeton Foreign Securities Fund -- Class 2                        50,758,434     14.128636   to     16.996920       766,018,374
Templeton Global Asset Allocation Fund -- Class 2                      821,585     15.895323   to     18.832232        14,229,317
Templeton Growth Securities Fund -- Class 2                         71,999,873     14.495551   to     17.732277     1,129,393,620
Mutual Discovery Securities Fund -- Class 2                         35,031,185     21.030000   to     22.904210       763,439,509
Franklin Flex Cap Growth Securities Fund -- Class 2                  5,008,284     11.858630   to     12.444192        60,642,829
Franklin Large Cap Value Securities Fund -- Class 2                  2,498,184     11.245329   to     11.800600        28,732,072
Hartford Money Market HLS Fund -- Class IA                         583,103,156      1.034643   to      1.202293       644,774,168
MFS Core Equity Series -- Class INIT                                 4,624,263      7.322856   to     11.440100        43,451,859
MFS Emerging Growth Series -- Class INIT                             8,188,139      6.398442   to     10.675267        70,246,240
MFS Global Equity Series -- Class INIT                               2,505,186     14.258638   to     18.200638        39,787,634
MFS High Income Series -- Class INIT                                16,199,558     12.139484   to     13.721501       204,512,619
MFS Investors Growth Stock Series -- Class INIT                     11,529,985      6.847257   to     10.027472        96,135,034

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   UNITS          MINIMUM            MAXIMUM
                                                                  OWNED BY          UNIT               UNIT          CONTRACT
                                                                PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series -- Class INIT                            50,009,326     $9.957578   to    $12.459472      $524,693,000
MFS Mid Cap Growth Series -- Class INIT                             20,106,363      6.201280   to      6.980478       132,693,463
MFS New Discovery Series -- Class INIT                              27,745,514      8.740299   to     15.853017       314,529,418
MFS Total Return Series -- Class INIT                              107,413,096     13.170810   to     16.421375     1,537,090,478
MFS Value Series -- Class INIT                                      15,107,104     17.585857   to     18.930846       274,933,310
MFS Research Bond Series -- Class INIT                               8,562,144     10.244550   to     10.746443        89,523,401
MFS Research International Series -- Class INIT                      3,617,570     16.005105   to     16.749135        59,047,011
MFS Research Series -- Class INIT                                    3,333,539     12.491769   to     13.109180        42,766,780
BlackRock Global Growth V.I. Fund -- Class I                            88,561     15.208557   to     19.680286         1,542,262
BlackRock Large Cap Growth V.I. Fund -- Class I                        181,577     10.242180   to     12.955864         2,158,102
International Growth Equity -- Class II                                 59,567     13.013987   to     13.181607           779,947
U.S. Mid Cap Value -- Class II                                         253,970     12.008550   to     13.831448         3,267,435
Focus Growth -- Class Y                                                 96,139      8.152510   to      8.525023           810,822
Capital Opportunities -- Class Y                                       673,776      5.185166   to      5.422083         3,599,010
Developing Growth -- Class Y                                            57,697     10.998815   to     11.462786           651,659
Flexible Income -- Class Y                                              74,873     11.445540   to     11.968451           884,903
Dividend Growth -- Class Y                                              34,456     12.494023   to     13.021131           442,520
Global Equity -- Class Y                                                49,293     11.975692   to     12.522786           604,421
Jennison 20/20 Focus Portfolio -- Class II                             414,492      1.486316   to      1.533635           630,577
Jennison Portfolio -- Class II                                         154,205      0.972493   to      1.015125           153,002
Prudential Value Portfolio -- Class II                                 301,653      1.358682   to      1.390767           416,338
Prudential Series International Growth -- Class II                          --      1.315240   to      1.408201                --
Growth and Income -- Class II                                          694,007     16.476878   to     17.229559        11,757,904
Comstock -- Class II                                                   247,434     15.738155   to     16.364834         3,997,505
Wells Fargo Advantage VT Asset Allocation Fund                       1,587,638      1.318773   to      1.401139         2,145,075
Wells Fargo Advantage VT Total Return Bond Fund                      6,240,535      1.169807   to      1.242914         7,485,802
Wells Fargo Advantage VT Equity Income Fund                          2,389,664      1.340829   to      1.424572         3,311,325
Wells Fargo Advantage VT C&B Large Cap Value Fund                    1,011,605      1.214070   to      1.289885         1,264,708
Wells Fargo Advantage VT Large Company Core Fund                       307,104      1.069914   to      1.129967           336,762
Wells Fargo Advantage VT International Core Fund                     1,979,629      1.518073   to      1.612897         3,107,713
Wells Fargo Advantage VT Large Company Growth
 Fund                                                                3,370,444      1.068652   to      1.135401         3,702,563
Wells Fargo Advantage VT Money Market Fund                           3,211,047      0.996925   to      1.059206         3,310,153
Wells Fargo Advantage VT Small Cap Growth Fund                       2,287,632      1.486979   to      1.579875         3,508,436
Wells Fargo Advantage VT Discovery Fund                                 53,343     15.030356   to     15.364252           807,953
Wells Fargo Advantage VT Small/Mid Cap Value Fund                       65,624     13.139235   to     13.535596           876,782
Wells Fargo Advantage VT Opportunity Fund                                4,347     12.366753   to     12.641519            54,346
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
AIM V.I. Basic Value Fund -- Class S1                                   82,299      1.483873   to      1.555421           124,372
AIM V.I. Capital Appreciation Fund -- Class S1                          51,937      1.562107   to      1.606895            81,804
AIM V.I. Core Equity Fund -- Class S1                                   15,308     12.546644   to     12.653902           193,246
AIM V.I. Government Securities Fund -- Class S1                        300,618      1.147407   to      1.202707           351,571
AIM V.I. International Growth Fund -- Class S1                          59,581      2.325936   to      2.379485           141,584
AIM V.I. Mid Cap Core Equity Fund -- Class S1                           80,073      1.756771   to      1.841460           142,391
AIM V.I. Small Cap Equity Fund -- Class S1                                 870     15.190835   to     15.190835            13,215
AIM V.I. Large Cap Growth Fund -- Class S1                               7,719      1.372811   to     13.091210            19,356
American Funds Global Bond Fund -- Class 2                               3,086     10.998917   to     10.998917            33,946

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                   UNITS          MINIMUM            MAXIMUM
                                                                  OWNED BY          UNIT               UNIT          CONTRACT
                                                                PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth and Income Fund -- Class 2                 12,933    $12.065842   to    $12.224275          $156,992
American Funds Asset Allocation Fund -- Class 2                         62,384     13.836431   to     15.800420           906,209
American Funds Blue Chip Income and Growth Fund -- Class 2             388,710      1.201428   to      1.261333           473,361
American Funds Bond Fund -- Class 2                                     38,896     13.481566   to     14.978942           554,448
American Funds Global Growth Fund -- Class 2                            23,519     13.691482   to     18.321256           395,021
American Funds Growth Fund -- Class 2                                  120,347     10.917173   to     17.055820         1,774,031
American Funds Growth-Income Fund -- Class 2                           180,178     14.206709   to     16.732187         2,706,208
American Funds International Fund -- Class 2                            26,656     14.549325   to     19.459913           454,113
American Funds New World Fund -- Class 2                                 1,295     26.599359   to     30.412135            36,049
American Funds Global Small Capitalization Fund --
 Class 2                                                                 5,721     18.415499   to     25.430467           138,685
Franklin Rising Dividends Securities Fund -- Class 2                    14,071     14.760825   to     15.218488           209,359
Franklin Income Securities Fund -- Class 2                             118,604     15.839475   to     16.527450         1,905,568
Franklin Large Cap Growth Securities Fund -- Class 2                     7,230     12.391579   to     12.646295            90,752
Franklin Global Real Estate Securities Fund -- Class 2                     830     22.193451   to     22.193451            18,413
Franklin Small-Mid Cap Growth Securities Fund --
 Class 2                                                                13,188      8.441157   to     14.871642           150,217
Franklin Strategic Income Securities Fund -- Class 1                    20,906     15.323642   to     17.207347           333,216
Mutual Shares Securities Fund -- Class 2                                40,478     16.781561   to     20.466750           757,887
Templeton Developing Markets Securities Fund --
 Class 1                                                                 4,625     25.652295   to     30.230111           134,862
Templeton Foreign Securities Fund -- Class 2                            32,656     14.848232   to     16.519366           526,828
Templeton Global Asset Allocation Fund -- Class 2                          154     17.633846   to     17.633846             2,715
Templeton Growth Securities Fund -- Class 2                             17,028     15.582668   to     17.732277           281,226
Mutual Discovery Securities Fund -- Class 2                             16,727     21.859465   to     22.638429           368,622
Franklin Flex Cap Growth Securities Fund -- Class 2                        259     12.269046   to     12.269046             3,180
Hartford Money Market HLS Fund -- Class IA                             291,571      1.145485   to      1.170091           340,694
MFS Core Equity Series -- Class INIT                                     2,610     10.433334   to     10.433334            27,235
MFS Emerging Growth Series -- Class INIT                                 1,140     10.254739   to     10.254739            11,687
MFS Global Equity Series -- Class INIT                                   1,330     14.984782   to     14.984782            19,934
MFS High Income Series -- Class INIT                                    10,934     12.700434   to     13.721501           141,695
MFS Investors Growth Stock Series -- Class INIT                          8,793      9.316867   to      9.745673            83,569
MFS Investors Trust Series -- Class INIT                                16,177     10.402183   to     12.109375           188,724
MFS Mid Cap Growth Series -- Class INIT                                 11,478      6.479096   to      6.637575            75,006
MFS New Discovery Series -- Class INIT                                  20,559      9.185641   to     15.407442           290,823
MFS Total Return Series -- Class INIT                                   67,506     13.758760   to     16.421375         1,020,680
MFS Value Series -- Class INIT                                           2,765     18.279450   to     18.580629            51,342
MFS Research Bond Series -- Class INIT                                   9,804     10.492523   to     10.596343           103,821

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        AIM V.I. CAPITAL
                                AIM V.I. BASIC            APPRECIATION        AIM V.I. CORE
                                  VALUE FUND                  FUND             EQUITY FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $1,450,296                     $ --          $3,832,011
                                --------------            -------------       -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges        (4,936,050)              (2,160,312)         (6,906,810)
                                --------------            -------------       -------------
  Net investment income (loss)      (3,485,754)              (2,160,312)         (3,074,799)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             12,379,431                2,142,646           6,403,776
 Net realized gain on
  distributions                     13,519,881                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (22,291,140)              10,213,085          18,174,798
                                --------------            -------------       -------------
  Net gain (loss) on
   investments                       3,608,172               12,355,731          24,578,574
                                --------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $122,418              $10,195,419         $21,503,775
                                ==============            =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AIM V.I.            AIM V.I.             AIM V.I. MID CAP          AIM V.I. SMALL
                                      GOVERNMENT         INTERNATIONAL             CORE EQUITY              CAP EQUITY
                                   SECURITIES FUND        GROWTH FUND                 FUND                     FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $30,690,596            $882,217                 $869,086                  $45,816
                                    --------------       -------------            -------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (13,017,062)         (2,880,829)              (7,492,009)              (1,624,648)
                                    --------------       -------------            -------------            -------------
  Net investment income
   (loss)                               17,673,534          (1,998,612)              (6,622,923)              (1,578,832)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     74,323             221,106                5,917,988                   15,571
 Net realized gain on
  distributions                                 --                  --                5,668,993                3,065,634
 Net unrealized appreciation
  (depreciation) of
  investments during the year           13,331,907          16,505,105               23,071,586                   56,372
                                    --------------       -------------            -------------            -------------
  Net gain (loss) on
   investments                          13,406,230          16,726,211               34,658,567                3,137,577
                                    --------------       -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $31,079,764         $14,727,599              $28,035,644               $1,558,745
                                    ==============       =============            =============            =============

                                 AIM V.I.           AIM V.I. CAPITAL          AMERICAN
                                 LARGE CAP            DEVELOPMENT           FUNDS GLOBAL
                                GROWTH FUND               FUND               BOND FUND
                                SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $17,461                $ --              $2,146,091
                               -------------            --------            ------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges      (1,001,417)               (155)               (623,188)
                               -------------            --------            ------------
  Net investment income
   (loss)                           (983,956)               (155)              1,522,903
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              904,669              (2,467)                 19,201
 Net realized gain on
  distributions                           --               6,479                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,730,160              (3,499)              1,261,676
                               -------------            --------            ------------
  Net gain (loss) on
   investments                     7,634,829                 513               1,280,877
                               -------------            --------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $6,650,873                $358              $2,803,780
                               =============            ========            ============

(a)  From inception, November 12, 2007 to December 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  AMERICAN                                         AMERICAN FUNDS
                                FUNDS GLOBAL             AMERICAN FUNDS              BLUE CHIP
                                 GROWTH AND             ASSET ALLOCATION             INCOME AND
                                 INCOME FUND                  FUND                  GROWTH FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $9,120,408               $43,458,769               $35,273,934
                                -------------            --------------            --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges       (6,537,490)              (34,492,245)              (24,798,016)
                                -------------            --------------            --------------
  Net investment income (loss)      2,582,918                 8,966,524                10,475,918
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (42,340)               18,360,226                26,182,204
 Net realized gain on
  distributions                    18,217,851                65,857,700                43,866,344
 Net unrealized appreciation
  (depreciation) of
  investments during the year      15,626,762                (4,327,921)              (74,994,862)
                                -------------            --------------            --------------
  Net gain (loss) on
   investments                     33,802,273                79,890,005                (4,946,314)
                                -------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $36,385,191               $88,856,529                $5,529,604
                                =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS                                AMERICAN FUNDS
                                  AMERICAN FUNDS          GLOBAL GROWTH         AMERICAN FUNDS          GROWTH-INCOME
                                     BOND FUND                FUND                GROWTH FUND               FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $91,096,132            $21,463,926            $34,543,512            $69,584,519
                                   -------------          -------------          -------------          -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges         (20,992,492)           (13,618,292)           (78,535,797)           (79,827,481)
                                   -------------          -------------          -------------          -------------
  Net investment income
   (loss)                             70,103,640              7,845,634            (43,992,285)           (10,242,962)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,545,336             15,692,080             75,969,824             64,424,315
 Net realized gain on
  distributions                               --             31,836,893            296,855,337            147,876,597
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (54,422,607)            38,029,655             87,902,270            (64,307,657)
                                   -------------          -------------          -------------          -------------
  Net gain (loss) on
   investments                       (52,877,271)            85,558,628            460,727,431            147,993,255
                                   -------------          -------------          -------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $17,226,369            $93,404,262           $416,735,146           $137,750,293
                                   =============          =============          =============          =============

                                                                                AMERICAN FUNDS
                                  AMERICAN FUNDS                                 GLOBAL SMALL
                                   INTERNATIONAL         AMERICAN FUNDS         CAPITALIZATION
                                       FUND              NEW WORLD FUND              FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $19,497,630            $15,004,931            $17,849,260
                                   -------------          -------------          -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges         (22,863,683)            (8,086,453)           (10,975,534)
                                   -------------          -------------          -------------
  Net investment income
   (loss)                             (3,366,053)             6,918,478              6,873,726
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               22,952,807              2,986,011              9,838,761
 Net realized gain on
  distributions                       61,815,411             28,364,928             46,005,686
 Net unrealized appreciation
  (depreciation) of
  investments during the year        126,057,449             78,626,946             35,747,741
                                   -------------          -------------          -------------
  Net gain (loss) on
   investments                       210,825,667            109,977,885             91,592,188
                                   -------------          -------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $207,459,614           $116,896,363            $98,465,914
                                   =============          =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    FRANKLIN RISING                                     FRANKLIN LARGE
                                       DIVIDENDS              FRANKLIN INCOME             CAP GROWTH
                                    SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $23,644,812               $82,206,372               $1,787,042
                                     --------------            --------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (18,174,375)              (44,240,546)              (4,400,869)
                                     --------------            --------------            -------------
  Net investment income (loss)            5,470,437                37,965,826               (2,613,827)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   3,495,250                 5,939,541                2,602,976
 Net realized gain on
  distributions                          14,502,343                15,245,447                1,759,400
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (73,621,219)              (28,112,988)               8,121,955
                                     --------------            --------------            -------------
  Net gain (loss) on
   investments                          (55,623,626)               (6,928,000)              12,484,331
                                     --------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(50,153,189)              $31,037,826               $9,870,504
                                     ==============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FRANKLIN GLOBAL           FRANKLIN SMALL-        FRANKLIN SMALL            FRANKLIN
                                     REAL ESTATE             MID CAP GROWTH           CAP VALUE           STRATEGIC INCOME
                                   SECURITIES FUND           SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                   SUB-ACCOUNT (B)             SUB-ACCOUNT         SUB-ACCOUNT (A)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $691,172                     $ --               $ --                $34,752,389
                                    --------------            -------------             ------             --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges              (489,067)              (7,286,452)              (823)               (12,238,803)
                                    --------------            -------------             ------             --------------
  Net investment income
   (loss)                                  202,105               (7,286,452)              (823)                22,513,586
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,199,326                9,378,068                 26                    642,873
 Net realized gain on
  distributions                          2,142,787               28,535,333                 --                  1,908,014
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (11,586,300)               2,360,921                958                  2,401,769
                                    --------------            -------------             ------             --------------
  Net gain (loss) on
   investments                          (7,244,187)              40,274,322                984                  4,952,656
                                    --------------            -------------             ------             --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(7,042,082)             $32,987,870               $161                $27,466,242
                                    ==============            =============             ======             ==============

                                                                TEMPLETON                TEMPLETON
                                    MUTUAL SHARES          DEVELOPING MARKETS             FOREIGN
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $27,741,414               $6,175,867               $14,761,826
                                    --------------            -------------            --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (35,268,632)              (4,632,351)              (13,934,066)
                                    --------------            -------------            --------------
  Net investment income
   (loss)                               (7,527,218)               1,543,516                   827,760
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 17,589,365                4,401,546                12,014,316
 Net realized gain on
  distributions                         67,919,883               18,519,844                33,669,939
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (56,002,504)              33,364,764                45,516,798
                                    --------------            -------------            --------------
  Net gain (loss) on
   investments                          29,506,744               56,286,154                91,201,053
                                    --------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $21,979,526              $57,829,670               $92,028,813
                                    ==============            =============            ==============

(a)  From inception, November 12, 2007 to December 31, 2007.

(b) Formerly Franklin Real Estate Fund. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       TEMPLETON                TEMPLETON
                                     GLOBAL ASSET                 GROWTH               MUTUAL DISCOVERY
                                    ALLOCATION FUND          SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,686,064               $14,490,907                $9,524,913
                                     -------------            --------------            --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges              (232,250)              (20,195,415)              (11,789,300)
                                     -------------            --------------            --------------
  Net investment income (loss)           2,453,814                (5,704,508)               (2,264,387)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    177,350                 4,962,253                   737,797
 Net realized gain on
  distributions                          3,522,136                46,236,071                 7,835,462
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,923,068)              (44,152,963)               48,800,901
                                     -------------            --------------            --------------
  Net gain (loss) on
   investments                          (1,223,582)                7,045,361                57,374,160
                                     -------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,230,232                $1,340,853               $55,109,773
                                     =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                FRANKLIN FLEX          FRANKLIN LARGE             HARTFORD
                                  CAP GROWTH              CAP VALUE             MONEY MARKET               MFS CORE
                               SECURITIES FUND         SECURITIES FUND            HLS FUND              EQUITY SERIES
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (C)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $52,695               $465,153              $24,566,717                $168,153
                                 ------------            -----------            -------------            ------------
EXPENSES:
 Mortality and Expense
  Risk and Administrative
  Charges                            (865,215)              (430,026)              (9,511,949)               (800,045)
                                 ------------            -----------            -------------            ------------
  Net investment income
   (loss)                            (812,520)                35,127               15,054,768                (631,892)
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            316,804                  1,113                       --                (453,515)
 Net realized gain on
  distributions                            --                 13,741                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              5,360,690               (758,521)                      --               5,526,472
                                 ------------            -----------            -------------            ------------
  Net gain (loss) on
   investments                      5,677,494               (743,667)                      --               5,072,957
                                 ------------            -----------            -------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $4,864,974              $(708,540)             $15,054,768              $4,441,065
                                 ============            ===========            =============            ============


                                 MFS EMERGING              MFS GLOBAL           MFS HIGH
                                 GROWTH SERIES           EQUITY SERIES       INCOME SERIES
                                  SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $809,575          $16,081,578
                                 -------------            ------------       --------------
EXPENSES:
 Mortality and Expense
  Risk and Administrative
  Charges                           (1,026,042)               (742,075)          (4,212,229)
                                 -------------            ------------       --------------
  Net investment income
   (loss)                           (1,026,042)                 67,500           11,869,349
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          (1,125,030)                532,451              648,484
 Net realized gain on
  distributions                             --               2,542,995                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              11,854,253                (453,093)         (12,758,435)
                                 -------------            ------------       --------------
  Net gain (loss) on
   investments                      10,729,223               2,622,353          (12,109,951)
                                 -------------            ------------       --------------
  Net increase (decrease)
   in net assets resulting
   from operations                  $9,703,181              $2,689,853            $(240,602)
                                 =============            ============       ==============

(c)  Formerly MFS Capital Opportunities Series. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     MFS INVESTORS
                                     GROWTH STOCK             MFS INVESTORS             MFS MID CAP
                                        SERIES                TRUST SERIES             GROWTH SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $340,414               $3,924,103                 $277,776
                                     -------------            -------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (1,763,359)              (9,069,170)              (2,744,875)
                                     -------------            -------------            -------------
  Net investment income (loss)          (1,422,945)              (5,145,067)              (2,467,099)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,446,119                3,628,323                5,314,659
 Net realized gain on
  distributions                                 --                3,980,082                5,912,068
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,190,650               35,658,612                2,875,988
                                     -------------            -------------            -------------
  Net gain (loss) on
   investments                          10,636,769               43,267,017               14,102,715
                                     -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $9,213,824              $38,121,950              $11,635,616
                                     =============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MFS NEW             MFS TOTAL            MFS VALUE              MFS RESEARCH
                                   DISCOVERY SERIES      RETURN SERIES           SERIES                 BOND SERIES
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --          $37,571,551          $1,997,934               $1,530,120
                                    --------------       --------------       -------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (6,211,869)         (27,017,843)         (4,101,943)              (1,082,756)
                                    --------------       --------------       -------------            -------------
  Net investment income
   (loss)                               (6,211,869)          10,553,708          (2,104,009)                 447,364
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,393,656            9,822,519             395,831                   31,947
 Net realized gain on
  distributions                         23,026,480           35,922,871           3,421,567                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (19,049,833)         (24,341,825)          9,416,766                1,135,122
                                    --------------       --------------       -------------            -------------
  Net gain (loss) on
   investments                           7,370,303           21,403,565          13,234,164                1,167,069
                                    --------------       --------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,158,434          $31,957,273         $11,130,155               $1,614,433
                                    ==============       ==============       =============            =============

                                    MFS RESEARCH
                                   INTERNATIONAL            MFS RESEARCH         BLACKROCK GLOBAL
                                       SERIES                  SERIES            GROWTH V.I. FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                $156,140               $14,663
                                    ------------            ------------            ----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (598,620)               (443,182)              (24,933)
                                    ------------            ------------            ----------
  Net investment income
   (loss)                               (598,620)               (287,042)              (10,270)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   38,899                 332,758               345,595
 Net realized gain on
  distributions                          262,232                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,141,585               2,555,722                67,617
                                    ------------            ------------            ----------
  Net gain (loss) on
   investments                         3,442,716               2,888,480               413,212
                                    ------------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,844,096              $2,601,438              $402,942
                                    ============            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      BLACKROCK
                                   LARGE CAP GROWTH        INTERNATIONAL           U.S. MID
                                      V.I. FUND            GROWTH EQUITY           CAP VALUE
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $6,189                $1,087                $12,486
                                      ----------             ---------            -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges             (44,893)               (8,551)               (37,400)
                                      ----------             ---------            -----------
  Net investment income (loss)           (38,704)               (7,464)               (24,914)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  267,421                (1,856)                (2,604)
 Net realized gain on
  distributions                               --                16,140                216,752
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (74,886)               46,742               (163,965)
                                      ----------             ---------            -----------
  Net gain (loss) on
   investments                           192,535                61,026                 50,183
                                      ----------             ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $153,831               $53,562                $25,269
                                      ==========             =========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          CAPITAL             DEVELOPING
                                  FOCUS GROWTH         OPPORTUNITIES            GROWTH           FLEXIBLE INCOME
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                  $ --                 $470              $44,017
                                    ---------            ----------            ---------            ---------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (6,268)              (41,156)              (6,202)             (11,923)
                                    ---------            ----------            ---------            ---------
  Net investment income
   (loss)                              (6,268)              (41,156)              (5,732)              32,094
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   697                 7,939                 (689)                  12
 Net realized gain on
  distributions                            --                    --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          72,561               402,587               58,421              (18,703)
                                    ---------            ----------            ---------            ---------
  Net gain (loss) on
   investments                         73,258               410,526               57,732              (18,691)
                                    ---------            ----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $66,990              $369,370              $52,000              $13,403
                                    =========            ==========            =========            =========

                                                                            JENNISON 20/20
                                 DIVIDEND GROWTH        GLOBAL EQUITY       FOCUS PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,153                $1,990                 $741
                                     --------             ---------            ---------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (7,460)               (8,865)             (11,578)
                                     --------             ---------            ---------
  Net investment income
   (loss)                              (3,307)               (6,875)             (10,837)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (4,051)               (4,371)              19,099
 Net realized gain on
  distributions                            --                63,354               58,596
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,414                (4,614)             (17,104)
                                     --------             ---------            ---------
  Net gain (loss) on
   investments                          5,363                54,369               60,591
                                     --------             ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,056               $47,494              $49,754
                                     ========             =========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                            PRUDENTIAL SERIES
                                     JENNISON            PRUDENTIAL           INTERNATIONAL
                                     PORTFOLIO         VALUE PORTFOLIO            GROWTH
                                    SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (D)(E)
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $4,331                  $ --
                                     ---------            ---------              --------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (3,078)              (8,202)                  (25)
                                     ---------            ---------              --------
  Net investment income (loss)          (3,078)              (3,871)                  (25)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 43,675               14,998                 1,245
 Net realized gain on
  distributions                             --               49,119                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (26,645)             (53,235)               (1,395)
                                     ---------            ---------              --------
  Net gain (loss) on
   investments                          17,030               10,882                  (150)
                                     ---------            ---------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $13,952               $7,011                 $(175)
                                     =========            =========              ========

(d) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

(e)  Sub-Account option not funded at December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 WELLS FARGO            WELLS FARGO
                                                                                 ADVANTAGE VT          ADVANTAGE VT
                                    GROWTH AND                                 ASSET ALLOCATION        TOTAL RETURN
                                      INCOME                COMSTOCK                 FUND                BOND FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $81,682                $40,285               $47,100               $312,378
                                    -----------            -----------            ----------            -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (147,239)               (56,673)              (41,207)              (136,457)
                                    -----------            -----------            ----------            -----------
  Net investment income
   (loss)                               (65,557)               (16,388)                5,893                175,921
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (9,830)                (7,860)                4,253                 (9,522)
 Net realized gain on
  distributions                         219,984                 56,068                32,387                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (253,414)              (263,277)               67,148                116,118
                                    -----------            -----------            ----------            -----------
  Net gain (loss) on
   investments                          (43,260)              (215,069)              103,788                106,596
                                    -----------            -----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(108,817)             $(231,457)             $109,681               $282,517
                                    ===========            ===========            ==========            ===========

                                    WELLS FARGO           WELLS FARGO         WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT         ADVANTAGE VT
                                   EQUITY INCOME         C&B LARGE CAP       LARGE COMPANY
                                       FUND               VALUE FUND           CORE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $51,202              $13,171                $ --
                                    -----------            ---------            --------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (62,438)             (25,343)             (4,196)
                                    -----------            ---------            --------
  Net investment income
   (loss)                               (11,236)             (12,172)             (4,196)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  12,992               38,463                 583
 Net realized gain on
  distributions                         227,559                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (207,589)             (67,769)             (2,433)
                                    -----------            ---------            --------
  Net gain (loss) on
   investments                           32,962              (29,306)             (1,850)
                                    -----------            ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $21,726             $(41,478)            $(6,046)
                                    ===========            =========            ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO
                                     ADVANTAGE VT           ADVANTAGE VT
                                  INTERNATIONAL CORE       LARGE COMPANY
                                         FUND               GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $413                   $ --
                                      ----------             ----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges             (57,279)               (75,074)
                                      ----------             ----------
  Net investment income (loss)           (56,866)               (75,074)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   24,619                 60,504
 Net realized gain on
  distributions                          226,770                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            109,050                221,642
                                      ----------             ----------
  Net gain (loss) on
   investments                           360,439                282,146
                                      ----------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $303,573               $207,072
                                      ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT
                                   MONEY MARKET            SMALL CAP
                                       FUND               GROWTH FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $113,233                   $ --
                                    ----------            -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (45,673)               (62,469)
                                    ----------            -----------
  Net investment income
   (loss)                               67,560                (62,469)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     --                 32,132
 Net realized gain on
  distributions                             --                515,879
 Net unrealized appreciation
  (depreciation) of
  investments during the year              465               (151,782)
                                    ----------            -----------
  Net gain (loss) on
   investments                             465                396,229
                                    ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $68,025               $333,760
                                    ==========            ===========

                                                          WELLS FARGO
                                   WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                   ADVANTAGE VT          SMALL/MID CAP          ADVANTAGE VT
                                  DISCOVERY FUND          VALUE FUND          OPPORTUNITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $169                 $286
                                    ----------            -----------             --------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (10,860)               (15,865)                (799)
                                    ----------            -----------             --------
  Net investment income
   (loss)                              (10,860)               (15,696)                (513)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,712                  4,159                   60
 Net realized gain on
  distributions                             --                141,462                6,708
 Net unrealized appreciation
  (depreciation) of
  investments during the year          105,240               (150,863)              (4,229)
                                    ----------            -----------             --------
  Net gain (loss) on
   investments                         106,952                 (5,242)               2,539
                                    ----------            -----------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $96,092               $(20,938)              $2,026
                                    ==========            ===========             ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        AIM V.I. CAPITAL
                                AIM V.I. BASIC            APPRECIATION       AIM V.I. CORE
                                  VALUE FUND                  FUND            EQUITY FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(3,485,754)             $(2,160,312)       $(3,074,799)
 Net realized gain (loss) on
  security transactions            12,379,431                2,142,646          6,403,776
 Net realized gain on
  distributions                    13,519,881                       --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (22,291,140)              10,213,085         18,174,798
                                 ------------             ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          122,418               10,195,419         21,503,775
                                 ------------             ------------       ------------
UNIT TRANSACTIONS:
 Purchases                         12,569,626                6,101,505          8,173,565
 Net transfers                    (23,986,907)              (3,045,460)       (22,262,060)
 Surrenders for benefit
  payments and fees               (30,786,750)             (14,625,309)       (30,489,552)
 Net annuity transactions              82,798                   59,801             65,965
                                 ------------             ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (42,121,233)             (11,509,463)       (44,512,082)
                                 ------------             ------------       ------------
 Net increase (decrease) in
  net assets                      (41,998,815)              (1,314,044)       (23,008,307)
NET ASSETS:
 Beginning of year                275,445,860              117,360,069        362,567,487
                                 ------------             ------------       ------------
 End of year                     $233,447,045             $116,046,025       $339,559,180
                                 ============             ============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.           AIM V.I.             AIM V.I. MID CAP     AIM V.I. SMALL
                                     GOVERNMENT        INTERNATIONAL            CORE EQUITY          CAP EQUITY
                                  SECURITIES FUND       GROWTH FUND                 FUND                FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $17,673,534        $(1,998,612)             $(6,622,923)        $(1,578,832)
 Net realized gain (loss) on
  security transactions                   74,323            221,106                5,917,988              15,571
 Net realized gain on
  distributions                               --                 --                5,668,993           3,065,634
 Net unrealized appreciation
  (depreciation) of
  investments during the year         13,331,907         16,505,105               23,071,586              56,372
                                    ------------       ------------             ------------        ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          31,079,764         14,727,599               28,035,644           1,558,745
                                    ------------       ------------             ------------        ------------
UNIT TRANSACTIONS:
 Purchases                           118,031,004         66,016,983               24,800,715          30,679,857
 Net transfers                        93,479,563         54,482,729                2,893,857          14,960,292
 Surrenders for benefit
  payments and fees                  (60,488,637)       (11,945,647)             (40,940,962)         (6,840,056)
 Net annuity transactions                161,816            129,666                   81,920              (2,334)
                                    ------------       ------------             ------------        ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  151,183,746        108,683,731              (13,164,470)         38,797,759
                                    ------------       ------------             ------------        ------------
 Net increase (decrease) in
  net assets                         182,263,510        123,411,330               14,871,174          40,356,504
NET ASSETS:
 Beginning of year                   601,384,982        102,350,720              376,501,936          70,828,515
                                    ------------       ------------             ------------        ------------
 End of year                        $783,648,492       $225,762,050             $391,373,110        $111,185,019
                                    ============       ============             ============        ============

                                AIM V.I.         AIM V.I. CAPITAL     AMERICAN
                                LARGE CAP           DEVELOPMENT     FUNDS GLOBAL
                               GROWTH FUND             FUND          BOND FUND
                               SUB-ACCOUNT        SUB-ACCOUNT (A)   SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(983,956)             $(155)       $1,522,903
 Net realized gain (loss) on
  security transactions            904,669             (2,467)           19,201
 Net realized gain on
  distributions                         --              6,479                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    6,730,160             (3,499)        1,261,676
                               -----------            -------       -----------
 Net increase (decrease) in
  net assets resulting from
  operations                     6,650,873                358         2,803,780
                               -----------            -------       -----------
UNIT TRANSACTIONS:
 Purchases                       3,033,964              8,625        21,060,985
 Net transfers                   4,254,797             64,353        54,506,741
 Surrenders for benefit
  payments and fees             (5,737,945)            (1,443)       (2,587,846)
 Net annuity transactions           (1,931)                --            32,073
                               -----------            -------       -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              1,548,885             71,535        73,011,953
                               -----------            -------       -----------
 Net increase (decrease) in
  net assets                     8,199,758             71,893        75,815,733
NET ASSETS:
 Beginning of year              51,663,544                 --         8,034,662
                               -----------            -------       -----------
 End of year                   $59,863,302            $71,893       $83,850,395
                               ===========            =======       ===========

(a)  From inception, November 12, 2007 to December 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   AMERICAN                                  AMERICAN FUNDS
                                 FUNDS GLOBAL         AMERICAN FUNDS           BLUE CHIP
                                  GROWTH AND         ASSET ALLOCATION          INCOME AND
                                 INCOME FUND               FUND               GROWTH FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $2,582,918             $8,966,524            $10,475,918
 Net realized gain (loss) on
  security transactions                (42,340)            18,360,226             26,182,204
 Net realized gain on
  distributions                     18,217,851             65,857,700             43,866,344
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              15,626,762             (4,327,921)           (74,994,862)
                                --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        36,385,191             88,856,529              5,529,604
                                --------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                         180,698,905            140,108,093             94,018,302
 Net transfers                     186,242,144             73,582,056            (19,419,192)
 Surrenders for benefit
  payments and fees                (18,137,698)          (185,172,324)          (135,146,446)
 Net annuity transactions              131,911                134,450                 48,811
                                --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                348,935,262             28,652,275            (60,498,525)
                                --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                       385,320,453            117,508,804            (54,968,921)
NET ASSETS:
 Beginning of year                 209,513,510          1,884,925,434          1,385,772,705
                                --------------       ----------------       ----------------
 End of year                      $594,833,963         $2,002,434,238         $1,330,803,784
                                ==============       ================       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS                               AMERICAN FUNDS
                                AMERICAN FUNDS             GLOBAL GROWTH         AMERICAN FUNDS         GROWTH-INCOME
                                  BOND FUND                     FUND              GROWTH FUND                FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $70,103,641                $7,845,634           $(43,992,284)          $(10,242,962)
 Net realized gain (loss) on
  security transactions               1,545,335                15,692,080             75,969,824             64,424,315
 Net realized gain on
  distributions                              --                31,836,893            296,855,336            147,876,597
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              (54,422,607)               38,029,655             87,902,270            (64,307,657)
                               ----------------            --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         17,226,369                93,404,262            416,735,146            137,750,293
                               ----------------            --------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           99,862,224                76,124,822            466,759,159            439,563,750
 Net transfers                      146,892,859                21,359,371                527,203             37,863,073
 Surrenders for benefit
  payments and fees                (120,414,933)              (70,437,814)          (401,245,009)          (422,808,359)
 Net annuity transactions                40,401                    53,278                236,187                 84,331
                               ----------------            --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 126,380,551                27,099,657             66,277,540             54,702,795
                               ----------------            --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                        143,606,920               120,503,919            483,012,686            192,453,088
NET ASSETS:
 Beginning of year                1,099,303,682               719,421,075          4,031,582,498          4,314,314,598
                               ----------------            --------------       ----------------       ----------------
 End of year                     $1,242,910,602              $839,924,994         $4,514,595,184         $4,506,767,686
                               ================            ==============       ================       ================

                                                                                     AMERICAN FUNDS
                                AMERICAN FUNDS                                        GLOBAL SMALL
                                INTERNATIONAL              AMERICAN FUNDS            CAPITALIZATION
                                     FUND                  NEW WORLD FUND                 FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(3,366,053)               $6,918,478                $6,873,726
 Net realized gain (loss) on
  security transactions              22,952,807                 2,986,011                 9,838,761
 Net realized gain on
  distributions                      61,815,411                28,364,928                46,005,686
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              126,057,449                78,626,946                35,747,741
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        207,459,614               116,896,363                98,465,914
                               ----------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          139,178,445                69,584,747                69,875,788
 Net transfers                        9,397,135                44,731,030                20,288,542
 Surrenders for benefit
  payments and fees                (108,673,098)              (34,838,148)              (53,850,509)
 Net annuity transactions                79,913                    (5,154)                   (5,716)
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  39,982,395                79,472,475                36,308,105
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets                        247,442,009               196,368,838               134,774,019
NET ASSETS:
 Beginning of year                1,137,371,941               364,105,424               513,210,672
                               ----------------            --------------            --------------
 End of year                     $1,384,813,950              $560,474,262              $647,984,691
                               ================            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                FRANKLIN RISING                                    FRANKLIN LARGE
                                   DIVIDENDS           FRANKLIN INCOME               CAP GROWTH
                                SECURITIES FUND        SECURITIES FUND            SECURITIES FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $5,470,437            $37,965,826               $(2,613,827)
 Net realized gain (loss) on
  security transactions                3,495,250              5,939,541                 2,602,976
 Net realized gain on
  distributions                       14,502,343             15,245,447                 1,759,400
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               (73,621,219)           (28,112,988)                8,121,955
                                ----------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (50,153,189)            31,037,826                 9,870,504
                                ----------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           215,997,328            474,365,207                22,854,102
 Net transfers                        54,376,368            255,867,822                (5,655,972)
 Surrenders for benefit
  payments and fees                  (70,375,785)          (172,861,101)              (17,042,167)
 Net annuity transactions                102,483                869,172                    63,991
                                ----------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  200,100,394            558,241,100                   219,954
                                ----------------       ----------------            --------------
 Net increase (decrease) in
  net assets                         149,947,205            589,278,926                10,090,458
NET ASSETS:
 Beginning of year                   879,503,359          2,054,626,255               212,265,727
                                ----------------       ----------------            --------------
 End of year                      $1,029,450,564         $2,643,905,181              $222,356,185
                                ================       ================            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FRANKLIN GLOBAL           FRANKLIN SMALL-          FRANKLIN SMALL             FRANKLIN
                                     REAL ESTATE              MID CAP GROWTH            CAP VALUE            STRATEGIC INCOME
                                   SECURITIES FUND           SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                   SUB-ACCOUNT (B)             SUB-ACCOUNT           SUB-ACCOUNT (A)           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $202,105               $(7,286,452)                $(823)              $22,513,586
 Net realized gain (loss) on
  security transactions                  2,199,326                 9,378,068                    26                   642,873
 Net realized gain on
  distributions                          2,142,787                28,535,333                    --                 1,908,014
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 (11,586,300)                2,360,921                   958                 2,401,769
                                    --------------            --------------            ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (7,042,082)               32,987,870                   161                27,466,242
                                    --------------            --------------            ----------            --------------
UNIT TRANSACTIONS:
 Purchases                                  84,291                37,371,231               472,247                75,682,169
 Net transfers                          (3,367,490)               (7,161,531)              248,949                82,194,669
 Surrenders for benefit
  payments and fees                     (4,471,202)              (40,855,706)               (1,371)              (63,236,779)
 Net annuity transactions                    7,911                    28,953                    --                    70,534
                                    --------------            --------------            ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (7,746,490)              (10,617,053)              719,825                94,710,593
                                    --------------            --------------            ----------            --------------
 Net increase (decrease) in
  net assets                           (14,788,572)               22,370,817               719,986               122,176,835
NET ASSETS:
 Beginning of year                      36,663,813               370,821,404                    --               601,673,026
                                    --------------            --------------            ----------            --------------
 End of year                           $21,875,241              $393,192,221              $719,986              $723,849,861
                                    ==============            ==============            ==========            ==============

                                                             TEMPLETON                 TEMPLETON
                                MUTUAL SHARES            DEVELOPING MARKETS             FOREIGN
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(7,527,218)               $1,543,515                  $827,760
 Net realized gain (loss) on
  security transactions              17,589,365                 4,401,546                12,014,316
 Net realized gain on
  distributions                      67,919,883                18,519,845                33,669,939
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              (56,002,504)               33,364,764                45,516,798
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         21,979,526                57,829,670                92,028,813
                               ----------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          262,861,722                27,959,406                60,544,586
 Net transfers                      106,686,735                12,662,544               (24,488,524)
 Surrenders for benefit
  payments and fees                (160,088,605)              (20,744,347)              (61,039,461)
 Net annuity transactions               124,249                    27,757                   101,104
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 209,584,101                19,905,360               (24,882,295)
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets                        231,563,627                77,735,030                67,146,518
NET ASSETS:
 Beginning of year                1,747,201,185               221,547,750               699,398,684
                               ----------------            --------------            --------------
 End of year                     $1,978,764,812              $299,282,780              $766,545,202
                               ================            ==============            ==============

(a)  From inception, November 12, 2007 to December 31, 2007.

(b) Formerly Franklin Real Estate Fund. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       TEMPLETON            TEMPLETON
                                     GLOBAL ASSET             GROWTH                MUTUAL DISCOVERY
                                    ALLOCATION FUND      SECURITIES FUND            SECURITIES FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,453,814            $(5,704,508)              $(2,264,387)
 Net realized gain (loss) on
  security transactions                    177,350              4,962,253                   737,797
 Net realized gain on
  distributions                          3,522,136             46,236,071                 7,835,462
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,923,068)           (44,152,963)               48,800,901
                                     -------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,230,232              1,340,853                55,109,773
                                     -------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  88,805            166,210,370               137,229,001
 Net transfers                            (214,769)            49,525,301                96,022,257
 Surrenders for benefit
  payments and fees                     (2,454,190)           (75,620,030)              (38,136,660)
 Net annuity transactions                     (266)                45,851                   273,653
                                     -------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,580,420)           140,161,492               195,388,251
                                     -------------       ----------------            --------------
 Net increase (decrease) in
  net assets                            (1,350,188)           141,502,345               250,498,024
NET ASSETS:
 Beginning of year                      15,582,220            988,172,501               513,310,107
                                     -------------       ----------------            --------------
 End of year                           $14,232,032         $1,129,674,846              $763,808,131
                                     =============       ================            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FRANKLIN FLEX           FRANKLIN LARGE          HARTFORD
                                  CAP GROWTH                CAP VALUE          MONEY MARKET                 MFS CORE
                                SECURITIES FUND          SECURITIES FUND         HLS FUND                EQUITY SERIES
                                  SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT (C)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(812,520)                 $35,127           $15,054,768                 $(631,892)
 Net realized gain (loss)
  on security transactions             316,804                    1,113                    --                  (453,515)
 Net realized gain on
  distributions                             --                   13,741                    --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               5,360,690                 (758,521)                   --                 5,526,472
                                 -------------            -------------       ---------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                    4,864,974                 (708,540)           15,054,768                 4,441,065
                                 -------------            -------------       ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                          11,226,134                9,042,361           141,940,510                   361,288
 Net transfers                      12,526,736                4,056,747           453,038,257                (3,752,372)
 Surrenders for benefit
  payments and fees                 (2,479,884)              (1,576,892)         (341,311,221)               (7,612,370)
 Net annuity transactions                3,020                       --               (71,010)                   (1,810)
                                 -------------            -------------       ---------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            21,276,006               11,522,216           253,596,536               (11,005,264)
                                 -------------            -------------       ---------------            --------------
 Net increase (decrease)
  in net assets                     26,140,980               10,813,676           268,651,304                (6,564,199)
NET ASSETS:
 Beginning of year                  34,505,029               17,918,396           376,463,558                50,043,293
                                 -------------            -------------       ---------------            --------------
 End of year                       $60,646,009              $28,732,072          $645,114,862               $43,479,094
                                 =============            =============       ===============            ==============


                                 MFS EMERGING         MFS GLOBAL            MFS HIGH
                                 GROWTH SERIES       EQUITY SERIES       INCOME SERIES
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                           $(1,026,042)            $67,500          $11,869,349
 Net realized gain (loss)
  on security transactions          (1,125,030)            532,451              648,484
 Net realized gain on
  distributions                             --           2,542,995                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              11,854,253            (453,093)         (12,758,435)
                                 -------------       -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from operations                    9,703,181           2,689,853             (240,602)
                                 -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                           4,048,348           4,066,652           14,425,372
 Net transfers                       8,847,617          (1,219,797)         (12,467,810)
 Surrenders for benefit
  payments and fees                 (6,991,720)         (4,064,109)         (25,704,583)
 Net annuity transactions               (1,868)             (7,043)              25,269
                                 -------------       -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             5,902,377          (1,224,297)         (23,721,752)
                                 -------------       -------------       --------------
 Net increase (decrease)
  in net assets                     15,605,558           1,465,556          (23,962,354)
NET ASSETS:
 Beginning of year                  54,652,369          38,342,012          228,616,668
                                 -------------       -------------       --------------
 End of year                       $70,257,927         $39,807,568         $204,654,314
                                 =============       =============       ==============

(c)  Formerly MFS Capital Opportunities Series. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                MFS INVESTORS
                                 GROWTH STOCK        MFS INVESTORS         MFS MID CAP
                                    SERIES            TRUST SERIES        GROWTH SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,422,945)         $(5,145,067)         $(2,467,099)
 Net realized gain (loss) on
  security transactions              2,446,119            3,628,323            5,314,659
 Net realized gain on
  distributions                             --            3,980,082            5,912,068
 Net unrealized appreciation
  (depreciation) of
  investments during the year        8,190,650           35,658,612            2,875,988
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         9,213,824           38,121,950           11,635,616
                                --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           1,918,805           65,525,263            8,099,718
 Net transfers                      (6,358,890)          17,118,547          (11,883,353)
 Surrenders for benefit
  payments and fees                (14,011,829)         (40,772,773)         (17,524,344)
 Net annuity transactions               33,852               72,941               63,972
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (18,418,062)          41,943,978          (21,244,007)
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets                        (9,204,238)          80,065,928           (9,608,391)
NET ASSETS:
 Beginning of year                 105,422,841          444,815,796          142,376,860
                                --------------       --------------       --------------
 End of year                       $96,218,603         $524,881,724         $132,768,469
                                ==============       ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      MFS NEW            MFS TOTAL           MFS VALUE            MFS RESEARCH
                                 DISCOVERY SERIES      RETURN SERIES          SERIES              BOND SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(6,211,869)         $10,553,708        $(2,104,009)             $447,364
 Net realized gain (loss) on
  security transactions                3,393,656            9,822,519            395,831                31,947
 Net realized gain on
  distributions                       23,026,480           35,922,871          3,421,567                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (19,049,833)         (24,341,825)         9,416,766             1,135,122
                                   -------------      ---------------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,158,434           31,957,273         11,130,155             1,614,433
                                   -------------      ---------------      -------------          ------------
UNIT TRANSACTIONS:
 Purchases                            39,844,238          175,494,958         55,721,816            22,609,883
 Net transfers                       (15,027,646)          59,725,255         47,069,209            33,670,778
 Surrenders for benefit
  payments and fees                  (28,444,007)        (139,660,661)       (15,488,544)           (3,532,613)
 Net annuity transactions                 81,049              338,503              8,825               (42,357)
                                   -------------      ---------------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (3,546,366)          95,898,055         87,311,306            52,705,691
                                   -------------      ---------------      -------------          ------------
 Net increase (decrease) in
  net assets                          (2,387,932)         127,855,328         98,441,461            54,320,124
NET ASSETS:
 Beginning of year                   317,208,173        1,410,255,830        176,543,191            35,307,098
                                   -------------      ---------------      -------------          ------------
 End of year                        $314,820,241       $1,538,111,158       $274,984,652           $89,627,222
                                   =============      ===============      =============          ============

                                   MFS RESEARCH
                                  INTERNATIONAL          MFS RESEARCH       BLACKROCK GLOBAL
                                      SERIES                SERIES          GROWTH V.I. FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(598,620)            $(287,042)            $(10,270)
 Net realized gain (loss) on
  security transactions                  38,899               332,758              345,595
 Net realized gain on
  distributions                         262,232                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         3,141,585             2,555,722               67,617
                                   ------------          ------------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          2,844,096             2,601,438              402,942
                                   ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                           17,758,435             8,435,384                  308
 Net transfers                       17,152,859            18,379,042              254,129
 Surrenders for benefit
  payments and fees                  (1,649,867)             (780,751)            (542,424)
 Net annuity transactions                    --                    --                   --
                                   ------------          ------------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  33,261,427            26,033,675             (287,987)
                                   ------------          ------------          -----------
 Net increase (decrease) in
  net assets                         36,105,523            28,635,113              114,955
NET ASSETS:
 Beginning of year                   22,941,488            14,131,667            1,427,307
                                   ------------          ------------          -----------
 End of year                        $59,047,011           $42,766,780           $1,542,262
                                   ============          ============          ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      BLACKROCK
                                   LARGE CAP GROWTH        INTERNATIONAL             U.S. MID
                                      V.I. FUND            GROWTH EQUITY            CAP VALUE
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(38,704)              $(7,464)               $(24,914)
 Net realized gain (loss) on
  security transactions                   267,421                (1,856)                 (2,604)
 Net realized gain on
  distributions                                --                16,140                 216,752
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (74,886)               46,742                (163,965)
                                     ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              153,831                53,562                  25,269
                                     ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  4,058               408,831               2,073,046
 Net transfers                            (45,714)              229,708                 505,661
 Surrenders for benefit
  payments and fees                      (552,064)               (1,742)                (74,178)
 Net annuity transactions                      --                    --                      --
                                     ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (593,720)              636,797               2,504,529
                                     ------------            ----------            ------------
 Net increase (decrease) in
  net assets                             (439,889)              690,359               2,529,798
NET ASSETS:
 Beginning of year                      2,597,991                89,588                 737,637
                                     ------------            ----------            ------------
 End of year                           $2,158,102              $779,947              $3,267,435
                                     ============            ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            CAPITAL               DEVELOPING
                                   FOCUS GROWTH          OPPORTUNITIES              GROWTH           FLEXIBLE INCOME
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(6,268)               $(41,156)              $(5,732)              $32,094
 Net realized gain (loss) on
  security transactions                    697                   7,939                  (689)                   12
 Net realized gain on
  distributions                             --                      --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           72,561                 402,587                58,421               (18,703)
                                    ----------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            66,990                 369,370                52,000                13,403
                                    ----------            ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             432,537               1,753,734               457,885               139,742
 Net transfers                         152,852                 371,417                13,259               260,560
 Surrenders for benefit
  payments and fees                     (3,933)                (36,413)              (24,487)               (5,311)
 Net annuity transactions                   --                      --                    --                    --
                                    ----------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    581,456               2,088,738               446,657               394,991
                                    ----------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets                           648,446               2,458,108               498,657               408,394
NET ASSETS:
 Beginning of year                     162,376               1,140,902               153,002               476,509
                                    ----------            ------------            ----------            ----------
 End of year                          $810,822              $3,599,010              $651,659              $884,903
                                    ==========            ============            ==========            ==========

                                                                              JENNISON 20/20
                                 DIVIDEND GROWTH        GLOBAL EQUITY        FOCUS PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,307)              $(6,875)             $(10,837)
 Net realized gain (loss) on
  security transactions                 (4,051)               (4,371)               19,099
 Net realized gain on
  distributions                             --                63,354                58,596
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,414                (4,614)              (17,104)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,056                47,494                49,754
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             195,275               380,107                30,644
 Net transfers                         (75,400)              (43,742)              (46,288)
 Surrenders for benefit
  payments and fees                    (26,064)               (6,507)              (47,317)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     93,811               329,858               (62,961)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            95,867               377,352               (13,207)
NET ASSETS:
 Beginning of year                     346,653               227,069               643,784
                                    ----------            ----------            ----------
 End of year                          $442,520              $604,421              $630,577
                                    ==========            ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                               PRUDENTIAL SERIES
                                      JENNISON             PRUDENTIAL            INTERNATIONAL
                                     PORTFOLIO          VALUE PORTFOLIO              GROWTH
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (D)(E)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,078)              $(3,871)                  $(25)
 Net realized gain (loss) on
  security transactions                  43,675                14,998                  1,245
 Net realized gain on
  distributions                              --                49,119                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (26,645)              (53,235)                (1,395)
                                     ----------            ----------               --------
 Net increase (decrease) in
  net assets resulting from
  operations                             13,952                 7,011                   (175)
                                     ----------            ----------               --------
UNIT TRANSACTIONS:
 Purchases                                   --                     5                     --
 Net transfers                              907               (33,634)                (8,026)
 Surrenders for benefit
  payments and fees                     (25,483)              (21,941)                    --
 Net annuity transactions                    --                    --                     --
                                     ----------            ----------               --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (24,576)              (55,570)                (8,026)
                                     ----------            ----------               --------
 Net increase (decrease) in
  net assets                            (10,624)              (48,559)                (8,201)
NET ASSETS:
 Beginning of year                      163,626               464,897                  8,201
                                     ----------            ----------               --------
 End of year                           $153,002              $416,338                   $ --
                                     ==========            ==========               ========

(d) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

(e)  Sub-Account option not funded at December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          WELLS FARGO          WELLS FARGO
                                                                         ADVANTAGE VT         ADVANTAGE VT
                                GROWTH AND                             ASSET ALLOCATION       TOTAL RETURN
                                  INCOME              COMSTOCK               FUND               BOND FUND
                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(65,557)            $(16,388)              $5,893             $175,921
 Net realized gain (loss) on
  security transactions              (9,830)              (7,860)               4,253               (9,522)
 Net realized gain on
  distributions                     219,984               56,068               32,387                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (253,414)            (263,277)              67,148              116,118
                               ------------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                       (108,817)            (231,457)             109,681              282,517
                               ------------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                        4,699,898            1,928,314                9,292              256,071
 Net transfers                    3,250,227              859,191              172,160            1,464,412
 Surrenders for benefit
  payments and fees                (217,213)             (96,939)             (64,666)            (475,628)
 Net annuity transactions                --                   --                   --                   --
                               ------------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               7,732,912            2,690,566              116,786            1,244,855
                               ------------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets                      7,624,095            2,459,109              226,467            1,527,372
NET ASSETS:
 Beginning of year                4,133,809            1,538,396            1,918,608            5,958,430
                               ------------          -----------          -----------          -----------
 End of year                    $11,757,904           $3,997,505           $2,145,075           $7,485,802
                               ============          ===========          ===========          ===========

                                   WELLS FARGO          WELLS FARGO         WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT        ADVANTAGE VT
                                  EQUITY INCOME        C&B LARGE CAP       LARGE COMPANY
                                      FUND              VALUE FUND           CORE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(11,236)            $(12,172)           $(4,196)
 Net realized gain (loss) on
  security transactions                 12,992               38,463                583
 Net realized gain on
  distributions                        227,559                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (207,589)             (67,769)            (2,433)
                                   -----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            21,726              (41,478)            (6,046)
                                   -----------          -----------          ---------
UNIT TRANSACTIONS:
 Purchases                             217,785              344,134              2,535
 Net transfers                         258,322              128,085            174,965
 Surrenders for benefit
  payments and fees                   (242,068)            (131,008)            (4,561)
 Net annuity transactions                   --                   --                 --
                                   -----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    234,039              341,211            172,939
                                   -----------          -----------          ---------
 Net increase (decrease) in
  net assets                           255,765              299,733            166,893
NET ASSETS:
 Beginning of year                   3,055,560              964,975            169,869
                                   -----------          -----------          ---------
 End of year                        $3,311,325           $1,264,708           $336,762
                                   ===========          ===========          =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                  INTERNATIONAL CORE        LARGE COMPANY
                                         FUND                GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(56,866)               $(75,074)
 Net realized gain (loss) on
  security transactions                    24,619                  60,504
 Net realized gain on
  distributions                           226,770                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             109,050                 221,642
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              303,573                 207,072
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                201,923                 119,680
 Net transfers                             43,189                  29,766
 Surrenders for benefit
  payments and fees                      (194,874)               (247,048)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        50,238                 (97,602)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              353,811                 109,470
NET ASSETS:
 Beginning of year                      2,753,902               3,593,093
                                     ------------            ------------
 End of year                           $3,107,713              $3,702,563
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT           WELLS FARGO
                                    MONEY MARKET             SMALL CAP             ADVANTAGE VT
                                        FUND                GROWTH FUND           DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $67,560                $(62,469)             $(10,860)
 Net realized gain (loss) on
  security transactions                       --                  32,132                 1,712
 Net realized gain on
  distributions                               --                 515,879                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                465                (151,782)              105,240
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              68,025                 333,760                96,092
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,036,004                 467,204                87,802
 Net transfers                         1,263,145                  75,635               216,318
 Surrenders for benefit
  payments and fees                     (120,104)               (220,514)              (13,824)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,179,045                 322,325               290,296
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                           2,247,070                 656,085               386,388
NET ASSETS:
 Beginning of year                     1,063,083               2,852,351               421,565
                                    ------------            ------------            ----------
 End of year                          $3,310,153              $3,508,436              $807,953
                                    ============            ============            ==========

                                    WELLS FARGO
                                   ADVANTAGE VT            WELLS FARGO
                                   SMALL/MID CAP          ADVANTAGE VT
                                    VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(15,696)                $(513)
 Net realized gain (loss) on
  security transactions                   4,159                    60
 Net realized gain on
  distributions                         141,462                 6,708
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (150,863)               (4,229)
                                    -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (20,938)                2,026
                                    -----------             ---------
UNIT TRANSACTIONS:
 Purchases                               86,847                17,881
 Net transfers                          (78,206)                6,672
 Surrenders for benefit
  payments and fees                     (12,808)                 (315)
 Net annuity transactions                    --                    --
                                    -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (4,167)               24,238
                                    -----------             ---------
 Net increase (decrease) in
  net assets                            (25,105)               26,264
NET ASSETS:
 Beginning of year                      901,887                28,082
                                    -----------             ---------
 End of year                           $876,782               $54,346
                                    ===========             =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                         AIM V.I. CAPITAL
                                AIM V.I. BASIC             APPRECIATION             AIM V.I. CORE
                                  VALUE FUND                   FUND                  EQUITY FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT (A)(B)         SUB-ACCOUNT (C)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(4,132,394)              $(2,233,647)              $(1,092,558)
 Net realized gain (loss) on
  security transactions              8,811,725                18,669,947                46,451,982
 Net realized gain on
  distributions                     11,554,497                 3,457,086                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       12,221,275               (13,382,531)               (3,146,279)
                                --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        28,455,103                 6,510,855                42,213,145
                                --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          18,468,044                 9,006,413                36,564,893
 Net transfers                     (21,293,684)               (3,804,817)              (11,299,509)
 Surrenders for benefit
  payments and fees                (30,433,366)              (15,030,180)              (25,021,770)
 Net annuity transactions                2,246                    (5,139)                   49,518
                                --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (33,256,760)               (9,833,723)                  293,132
                                --------------            --------------            --------------
 Net increase (decrease) in
  net assets                        (4,801,657)               (3,322,868)               42,506,277
NET ASSETS:
 Beginning of year                 280,247,517               120,682,937               320,061,210
                                --------------            --------------            --------------
 End of year                      $275,445,860              $117,360,069              $362,567,487
                                ==============            ==============            ==============

(a) Effective April 28, 2006, AIM V.I. Aggressive Growth merged with AIM V.I. Capital Appreciation Fund.

(b) Effective November 6, 2006 AIM V.I. Demographic Trends Fund merged with AIM V.I. Capital Appreciation Fund.

(c) Effective April 28, 2006, AIM V.I. Premier Equity Fund and AIM V.I. Core Stock Fund merged with AIM V.I. Core Equity Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AIM V.I.             AIM V.I.              AIM V.I. MID CAP          AIM V.I. SMALL
                                      GOVERNMENT         INTERNATIONAL              CORE EQUITY               CAP EQUITY
                                   SECURITIES FUND        GROWTH FUND                   FUND                     FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $13,240,166            $(511,130)              $(3,634,652)               $(953,898)
 Net realized gain (loss) on
  security transactions                   (147,783)             498,940                 5,020,245                  138,023
 Net realized gain on
  distributions                                 --                   --                37,090,646                2,729,630
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,683,613)          17,211,863                (6,021,746)               3,906,465
                                    --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,408,770           17,199,673                32,454,493                5,820,220
                                    --------------       --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                             130,724,882           21,025,660                29,452,877               15,296,372
 Net transfers                          10,475,452           12,276,013               (26,355,604)              22,882,032
 Surrenders for benefit
  payments and fees                    (49,999,199)          (6,678,319)              (39,204,610)              (3,635,951)
 Net annuity transactions                   71,559                7,378                    (8,301)                  (2,299)
                                    --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     91,272,694           26,630,732               (36,115,638)              34,540,154
                                    --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets                           100,681,464           43,830,405                (3,661,145)              40,360,374
NET ASSETS:
 Beginning of year                     500,703,518           58,520,315               380,163,081               30,468,141
                                    --------------       --------------            --------------            -------------
 End of year                          $601,384,982         $102,350,720              $376,501,936              $70,828,515
                                    ==============       ==============            ==============            =============

                                                                                        AMERICAN
                                      AIM V.I.                 AMERICAN               FUNDS GLOBAL
                                      LARGE CAP              FUNDS GLOBAL              GROWTH AND
                                     GROWTH FUND              BOND FUND               INCOME FUND
                                   SUB-ACCOUNT (D)         SUB-ACCOUNT (E)          SUB-ACCOUNT (E)
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(805,173)                $26,777                  $(68,686)
 Net realized gain (loss) on
  security transactions                 7,207,302                     417                    13,431
 Net realized gain on
  distributions                                --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,026,882)                (34,000)               17,746,266
                                    -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,375,247                  (6,806)               17,691,011
                                    -------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                              7,177,258               1,445,558                80,738,073
 Net transfers                         (5,949,496)              6,656,214               113,452,886
 Surrenders for benefit
  payments and fees                    (6,486,066)                (60,304)               (2,383,008)
 Net annuity transactions                   7,650                      --                    14,548
                                    -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,250,654)              8,041,468               191,822,499
                                    -------------            ------------            --------------
 Net increase (decrease) in
  net assets                           (1,875,407)              8,034,662               209,513,510
NET ASSETS:
 Beginning of year                     53,538,951                      --                        --
                                    -------------            ------------            --------------
 End of year                          $51,663,544              $8,034,662              $209,513,510
                                    =============            ============            ==============

(d) Effective June 12, 2006, AIM V.I. Blue Chip Fund merged with AIM V.I. Large Cap Growth Fund.

(e)  From inception, November 6, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        AMERICAN FUNDS
                                 AMERICAN FUNDS           BLUE CHIP
                                ASSET ALLOCATION          INCOME AND           AMERICAN FUNDS
                                      FUND               GROWTH FUND             BOND FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $8,868,180            $(8,040,869)           $21,645,331
 Net realized gain (loss) on
  security transactions               13,437,688             21,790,661              1,136,137
 Net realized gain on
  distributions                       22,840,439             67,075,912                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        163,522,405            104,308,570             29,599,848
                                ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         208,668,712            185,134,274             52,381,316
                                ----------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           147,631,462            102,616,695             92,716,522
 Net transfers                        71,103,923              6,816,189             64,336,947
 Surrenders for benefit
  payments and fees                 (161,850,223)          (139,966,849)          (108,915,234)
 Net annuity transactions                 67,211                 40,369                (63,071)
                                ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   56,952,373            (30,493,596)            48,075,164
                                ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                         265,621,085            154,640,678            100,456,480
NET ASSETS:
 Beginning of year                 1,619,304,349          1,231,132,027            998,847,202
                                ----------------       ----------------       ----------------
 End of year                      $1,884,925,434         $1,385,772,705         $1,099,303,682
                                ================       ================       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                AMERICAN FUNDS         AMERICAN FUNDS
                                     GLOBAL GROWTH         AMERICAN FUNDS         GROWTH-INCOME          INTERNATIONAL
                                         FUND               GROWTH FUND                FUND                   FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,594,078)          $(37,604,496)           $(7,009,345)             $(706,331)
 Net realized gain (loss) on
  security transactions                  12,207,672             68,863,741             41,757,990             11,039,499
 Net realized gain on
  distributions                                  --             23,262,480             93,169,693              8,938,448
 Net unrealized appreciation
  (depreciation) of
  investments during the year           101,917,827            245,388,233            366,448,781            135,649,909
                                    ---------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                            108,531,421            299,909,958            494,367,119            154,921,525
                                    ---------------       ----------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                               73,517,204            492,605,516            458,151,203            151,555,381
 Net transfers                           33,512,521             37,859,047             38,442,907             53,512,995
 Surrenders for benefit
  payments and fees                     (61,728,295)          (356,775,732)          (361,885,629)           (77,565,004)
 Net annuity transactions                    42,537                150,060                157,448                 59,913
                                    ---------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      45,343,967            173,838,891            134,865,929            127,563,285
                                    ---------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                            153,875,388            473,748,849            629,233,048            282,484,810
NET ASSETS:
 Beginning of year                      565,545,687          3,557,833,649          3,685,081,550            854,887,131
                                    ---------------       ----------------       ----------------       ----------------
 End of year                           $719,421,075         $4,031,582,498         $4,314,314,598         $1,137,371,941
                                    ===============       ================       ================       ================

                                                                 AMERICAN FUNDS
                                                                  GLOBAL SMALL              FRANKLIN RISING
                                     AMERICAN FUNDS              CAPITALIZATION                DIVIDENDS
                                     NEW WORLD FUND                   FUND                  SECURITIES FUND
                                      SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(880,199)                $(6,321,465)                $(5,628,756)
 Net realized gain (loss) on
  security transactions                     (201,446)                  4,032,870                     565,416
 Net realized gain on
  distributions                            2,181,952                  23,202,103                   3,383,531
 Net unrealized appreciation
  (depreciation) of
  investments during the year             73,771,120                  65,886,376                  97,586,438
                                    ----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                              74,871,427                  86,799,884                  95,906,629
                                    ----------------            ----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                                56,007,043                  64,590,023                 178,524,200
 Net transfers                            30,879,361                  12,682,244                 100,187,272
 Surrenders for benefit
  payments and fees                      (22,071,338)                (36,371,908)                (38,101,970)
 Net annuity transactions                      8,908                     (32,447)                     62,352
                                    ----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       64,823,974                  40,867,912                 240,671,854
                                    ----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets                             139,695,401                 127,667,796                 336,578,483
NET ASSETS:
 Beginning of year                       224,410,023                 385,542,876                 542,924,876
                                    ----------------            ----------------            ----------------
 End of year                            $364,105,424                $513,210,672                $879,503,359
                                    ================            ================            ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            FRANKLIN LARGE
                                FRANKLIN INCOME               CAP GROWTH         FRANKLIN REAL
                                SECURITIES FUND            SECURITIES FUND        ESTATE FUND
                                  SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $27,358,056               $(2,131,733)           $147,395
 Net realized gain (loss) on
  security transactions                2,783,545                   239,931           2,615,285
 Net realized gain on
  distributions                        7,841,096                        --           2,872,463
 Net unrealized appreciation
  (depreciation) of
  investments during the year        215,888,560                18,341,329             498,843
                                ----------------            --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         253,871,257                16,449,527           6,133,986
                                ----------------            --------------       -------------
UNIT TRANSACTIONS:
 Purchases                           365,077,760                35,440,866             150,530
 Net transfers                       168,338,395                12,513,079          (4,674,590)
 Surrenders for benefit
  payments and fees                 (117,118,338)              (11,389,101)         (3,979,944)
 Net annuity transactions                547,027                    17,571             (15,401)
                                ----------------            --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  416,844,844                36,582,415          (8,519,405)
                                ----------------            --------------       -------------
 Net increase (decrease) in
  net assets                         670,716,101                53,031,942          (2,385,419)
NET ASSETS:
 Beginning of year                 1,383,910,154               159,233,785          39,049,232
                                ----------------            --------------       -------------
 End of year                      $2,054,626,255              $212,265,727         $36,663,813
                                ================            ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FRANKLIN SMALL-               FRANKLIN               FRANKLIN FLEX           FRANKLIN LARGE
                                    MID CAP GROWTH           STRATEGIC INCOME            CAP GROWTH                CAP VALUE
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(6,762,490)              $16,469,851                $(517,498)                 $17,605
 Net realized gain (loss) on
  security transactions                  7,611,144                   609,722                  262,486                   89,635
 Net realized gain on
  distributions                                 --                 3,483,280                       --                   29,283
 Net unrealized appreciation
  (depreciation) of
  investments during the year           22,189,789                14,360,716                1,246,859                1,601,055
                                    --------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            23,038,443                34,923,569                  991,847                1,737,578
                                    --------------            --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              34,872,025                68,615,655               13,013,886                6,085,837
 Net transfers                            (117,504)               53,473,158                6,169,423                5,399,536
 Surrenders for benefit
  payments and fees                    (33,988,285)              (50,666,630)              (1,082,168)                (712,988)
 Net annuity transactions                    9,679                    45,209                       --                       --
                                    --------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        775,915                71,467,392               18,101,141               10,772,385
                                    --------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets                            23,814,358               106,390,961               19,092,988               12,509,963
NET ASSETS:
 Beginning of year                     347,007,046               495,282,065               15,412,041                5,408,433
                                    --------------            --------------            -------------            -------------
 End of year                          $370,821,404              $601,673,026              $34,505,029              $17,918,396
                                    ==============            ==============            =============            =============

                                                             TEMPLETON                 TEMPLETON
                                MUTUAL SHARES            DEVELOPING MARKETS             FOREIGN
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(8,503,770)              $(1,197,339)              $(4,035,936)
 Net realized gain (loss) on
  security transactions              10,769,769                  (432,957)                4,177,298
 Net realized gain on
  distributions                      49,104,338                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       178,005,723                43,003,730               107,021,939
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        229,376,060                41,373,434               107,163,301
                               ----------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          216,144,303                31,415,861                94,100,976
 Net transfers                      113,622,877                11,149,729                15,261,599
 Surrenders for benefit
  payments and fees                (125,438,875)              (15,069,234)              (40,807,501)
 Net annuity transactions                48,155                    (9,407)                   57,998
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 204,376,460                27,486,949                68,613,072
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets                        433,752,520                68,860,383               175,776,373
NET ASSETS:
 Beginning of year                1,313,448,665               152,687,367               523,622,311
                               ----------------            --------------            --------------
 End of year                     $1,747,201,185              $221,547,750              $699,398,684
                               ================            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       TEMPLETON                TEMPLETON
                                     GLOBAL ASSET                 GROWTH               MUTUAL DISCOVERY
                                    ALLOCATION FUND          SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $825,954               $(4,679,872)              $(3,174,408)
 Net realized gain (loss) on
  security transactions                    255,968                 2,878,515                   181,363
 Net realized gain on
  distributions                            941,190                29,642,538                13,963,559
 Net unrealized appreciation
  (depreciation) of
  investments during the year              596,987               121,008,941                62,966,231
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,620,099               148,850,122                73,936,745
                                     -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  94,816               154,157,425                96,528,741
 Net transfers                             (91,349)               62,964,824                90,405,182
 Surrenders for benefit
  payments and fees                     (1,426,611)              (52,999,420)              (20,963,348)
 Net annuity transactions                     (265)                  (16,476)                   32,298
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,423,409)              164,106,353               166,002,873
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets                             1,196,690               312,956,475               239,939,618
NET ASSETS:
 Beginning of year                      14,385,530               675,216,026               273,370,489
                                     -------------            --------------            --------------
 End of year                           $15,582,220              $988,172,501              $513,310,107
                                     =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD            MFS CAPITAL
                                MONEY MARKET         OPPORTUNITIES             MFS EMERGING         MFS GLOBAL
                                  HLS FUND               SERIES                GROWTH SERIES       EQUITY SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $9,734,527            $(619,292)               $(956,225)          $(427,039)
 Net realized gain (loss) on
  security transactions                     --           (1,434,702)              (2,582,028)            335,700
 Net realized gain on
  distributions                             --                   --                       --           2,169,421
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --            7,694,931                6,516,484           4,199,178
                               ---------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         9,734,527            5,640,937                2,978,231           6,277,260
                               ---------------       --------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         109,494,209              550,814                3,844,895           3,493,698
 Net transfers                     206,961,614           (5,050,057)              (3,281,456)          7,342,988
 Surrenders for benefit
  payments and fees               (217,395,957)          (6,008,450)              (5,534,826)         (3,310,997)
 Net annuity transactions              175,094               (1,721)                  (1,681)             (6,245)
                               ---------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 99,234,960          (10,509,414)              (4,973,068)          7,519,444
                               ---------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets                       108,969,487           (4,868,477)              (1,994,837)         13,796,704
NET ASSETS:
 Beginning of year                 267,494,071           54,911,770               56,647,206          24,545,308
                               ---------------       --------------            -------------       -------------
 End of year                      $376,463,558          $50,043,293              $54,652,369         $38,342,012
                               ===============       ==============            =============       =============

                                                    MFS INVESTORS
                                  MFS HIGH           GROWTH STOCK        MFS INVESTORS
                               INCOME SERIES            SERIES            TRUST SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $13,431,193          $(1,924,249)         $(5,417,400)
 Net realized gain (loss) on
  security transactions               440,762               32,138            1,749,491
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,896,217            7,797,206           45,158,834
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       17,768,172            5,905,095           41,490,925
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         13,051,847            3,043,979           71,081,541
 Net transfers                     (4,867,689)          (7,392,294)          18,625,169
 Surrenders for benefit
  payments and fees               (26,659,327)         (12,867,332)         (29,783,710)
 Net annuity transactions             (18,331)             (28,526)              68,243
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (18,493,500)         (17,244,173)          59,991,243
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                         (725,328)         (11,339,078)         101,482,168
NET ASSETS:
 Beginning of year                229,341,996          116,761,919          343,333,628
                               --------------       --------------       --------------
 End of year                     $228,616,668         $105,422,841         $444,815,796
                               ==============       ==============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 MFS MID CAP                 MFS NEW              MFS TOTAL
                                GROWTH SERIES            DISCOVERY SERIES       RETURN SERIES
                                 SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(2,845,246)              $(4,778,360)            $6,157,751
 Net realized gain (loss) on
  security transactions              3,038,637                 1,401,561              5,446,945
 Net realized gain on
  distributions                      5,214,620                 4,134,777             39,890,892
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (4,689,850)               28,311,686             73,133,469
                                --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                           718,161                29,069,664            124,629,057
                                --------------            --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           8,279,601                63,339,662            177,410,185
 Net transfers                     (14,686,419)               30,722,958              9,166,148
 Surrenders for benefit
  payments and fees                (15,759,129)              (19,407,198)          (118,257,459)
 Net annuity transactions                 (675)                  (15,210)               (21,308)
                                --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (22,166,622)               74,640,212             68,297,566
                                --------------            --------------       ----------------
 Net increase (decrease) in
  net assets                       (21,448,461)              103,709,876            192,926,623
NET ASSETS:
 Beginning of year                 163,825,321               213,498,297          1,217,329,207
                                --------------            --------------       ----------------
 End of year                      $142,376,860              $317,208,173         $1,410,255,830
                                ==============            ==============       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              MFS RESEARCH
                                 MFS VALUE             MFS RESEARCH           INTERNATIONAL          MFS RESEARCH
                                   SERIES               BOND SERIES              SERIES                 SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,118,050)              $140,085               $(43,431)              $(93,264)
 Net realized gain (loss) on
  security transactions               161,763                 16,894                (51,072)               156,779
 Net realized gain on
  distributions                     2,996,193                 56,735                402,777                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      19,592,873                534,254              2,052,221                723,609
                               --------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       21,632,779                747,968              2,360,495                787,124
                               --------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                         36,374,214             14,260,594              5,686,884              3,858,696
 Net transfers                     39,937,262             12,897,729             11,944,557              7,511,216
 Surrenders for benefit
  payments and fees                (7,678,419)            (1,613,727)              (817,304)              (383,654)
 Net annuity transactions              (3,858)               (40,825)                    --                     --
                               --------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                68,629,199             25,503,771             16,814,137             10,986,258
                               --------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets                       90,261,978             26,251,739             19,174,632             11,773,382
NET ASSETS:
 Beginning of year                 86,281,213              9,055,359              3,766,856              2,358,285
                               --------------          -------------          -------------          -------------
 End of year                     $176,543,191            $35,307,098            $22,941,488            $14,131,667
                               ==============          =============          =============          =============

                                                         BLACKROCK
                                BLACKROCK GLOBAL      LARGE CAP GROWTH      INTERNATIONAL
                                GROWTH V.I. FUND         V.I. FUND          GROWTH EQUITY
                                 SUB-ACCOUNT (F)      SUB-ACCOUNT (G)      SUB-ACCOUNT (H)
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(14,068)             $(42,059)             $(317)
 Net realized gain (loss) on
  security transactions                 62,405               143,117                  9
 Net realized gain on
  distributions                             --                    --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          201,313                36,028              7,698
                                   -----------          ------------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           249,650               137,086              7,390
                                   -----------          ------------          ---------
UNIT TRANSACTIONS:
 Purchases                               3,172                17,253             59,438
 Net transfers                           6,214              (182,797)            22,792
 Surrenders for benefit
  payments and fees                   (133,573)             (175,686)               (32)
 Net annuity transactions                   --                    --                 --
                                   -----------          ------------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (124,187)             (341,230)            82,198
                                   -----------          ------------          ---------
 Net increase (decrease) in
  net assets                           125,463              (204,144)            89,588
NET ASSETS:
 Beginning of year                   1,301,844             2,802,135                 --
                                   -----------          ------------          ---------
 End of year                        $1,427,307            $2,597,991            $89,588
                                   ===========          ============          =========

(f)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006

(g)  Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
     2006

(h) From inception, August 14, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      U.S. MID                                     CAPITAL
                                     CAP VALUE            FOCUS GROWTH          OPPORTUNITIES
                                  SUB-ACCOUNT (H)       SUB-ACCOUNT (H)        SUB-ACCOUNT (H)
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,678)                $(555)                $(3,630)
 Net realized gain (loss) on
  security transactions                      17                   232                      99
 Net realized gain on
  distributions                              --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            52,559                 6,983                  38,424
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             49,898                 6,660                  34,893
                                     ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              561,442               155,939                 960,494
 Net transfers                          126,740                    --                 147,997
 Surrenders for benefit
  payments and fees                        (443)                 (223)                 (2,482)
 Net annuity transactions                    --                    --                      --
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     687,739               155,716               1,106,009
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets                            737,637               162,376               1,140,902
NET ASSETS:
 Beginning of year                           --                    --                      --
                                     ----------            ----------            ------------
 End of year                           $737,637              $162,376              $1,140,902
                                     ==========            ==========            ============

(h) From inception, August 14, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    DEVELOPING
                                      GROWTH           FLEXIBLE INCOME       DIVIDEND GROWTH        GLOBAL EQUITY
                                 SUB-ACCOUNT (H)       SUB-ACCOUNT (H)       SUB-ACCOUNT (H)       SUB-ACCOUNT (H)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(547)               $3,194                    $6                 $(618)
 Net realized gain (loss) on
  security transactions                     12                     4                     9                     7
 Net realized gain on
  distributions                             --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,069                 2,683                 9,601                 8,117
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,534                 5,881                 9,616                 7,506
                                    ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             114,258               372,778               249,541               119,243
 Net transfers                          31,324                98,060                87,494               100,960
 Surrenders for benefit
  payments and fees                       (114)                 (210)                    2                  (640)
 Net annuity transactions                   --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    145,468               470,628               337,037               219,563
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           153,002               476,509               346,653               227,069
NET ASSETS:
 Beginning of year                          --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 End of year                          $153,002              $476,509              $346,653              $227,069
                                    ==========            ==========            ==========            ==========

                                  JENNISON 20/20           JENNISON             PRUDENTIAL
                                 FOCUS PORTFOLIO          PORTFOLIO          VALUE PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(10,996)              $(3,830)              $(3,757)
 Net realized gain (loss) on
  security transactions                  3,557                 8,632                31,008
 Net realized gain on
  distributions                         36,425                    --                14,874
 Net unrealized appreciation
  (depreciation) of
  investments during the year           38,776                (5,193)               27,665
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            67,762                  (391)               69,790
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                    --
 Net transfers                          37,520                  (530)               (6,359)
 Surrenders for benefit
  payments and fees                    (32,506)              (97,202)              (37,167)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      5,014               (97,732)              (43,526)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            72,776               (98,123)               26,264
NET ASSETS:
 Beginning of year                     571,008               261,749               438,633
                                    ----------            ----------            ----------
 End of year                          $643,784              $163,626              $464,897
                                    ==========            ==========            ==========

(h) From inception, August 14, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 SP WILLIAM BLAIR
                                   INTERNATIONAL           GROWTH AND
                                 GROWTH PORTFOLIO            INCOME                 COMSTOCK
                                  SUB-ACCOUNT (I)       SUB-ACCOUNT (H)         SUB-ACCOUNT (H)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(68)                $(13,282)                $(6,033)
 Net realized gain (loss) on
  security transactions                     6                      478                     482
 Net realized gain on
  distributions                            --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,395                  186,539                  80,436
                                      -------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,333                  173,735                  74,885
                                      -------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                3,256,268               1,252,817
 Net transfers                          6,867                  719,762                 212,852
 Surrenders for benefit
  payments and fees                         1                  (15,956)                 (2,158)
 Net annuity transactions                  --                       --                      --
                                      -------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     6,868                3,960,074               1,463,511
                                      -------             ------------            ------------
 Net increase (decrease) in
  net assets                            8,201                4,133,809               1,538,396
NET ASSETS:
 Beginning of year                         --                       --                      --
                                      -------             ------------            ------------
 End of year                           $8,201               $4,133,809              $1,538,396
                                      =======             ============            ============

(i)  From inception, June 21, 2006 to December 31, 2006.

(h) From inception, August 14, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 WELLS FARGO             WELLS FARGO             WELLS FARGO            WELLS FARGO
                                 ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT           ADVANTAGE VT
                               ASSET ALLOCATION          TOTAL RETURN           EQUITY INCOME          C&B LARGE CAP
                                     FUND                 BOND FUND                  FUND                VALUE FUND
                               SUB-ACCOUNT (J)         SUB-ACCOUNT (K)         SUB-ACCOUNT (L)        SUB-ACCOUNT (M)
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $5,947                $129,609                 $(8,821)              $(2,883)
 Net realized gain (loss)
  on security transactions             11,585                  (8,251)                 14,030                 3,452
 Net realized gain on
  distributions                        19,873                      --                   6,012                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                133,477                 (16,739)                393,812               129,488
                                 ------------            ------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     170,882                 104,619                 405,033               130,057
                                 ------------            ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                            117,303                 743,854                 518,078               239,896
 Net transfers                       (160,206)                420,205                  56,590               166,491
 Surrenders for benefit
  payments and fees                   (86,736)               (311,744)               (109,650)               (5,653)
 Net annuity transactions                  --                      --                      --                    --
                                 ------------            ------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (129,639)                852,315                 465,018               400,734
                                 ------------            ------------            ------------            ----------
 Net increase (decrease)
  in net assets                        41,243                 956,934                 870,051               530,791
NET ASSETS:
 Beginning of year                  1,877,365               5,001,496               2,185,509               434,184
                                 ------------            ------------            ------------            ----------
 End of year                       $1,918,608              $5,958,430              $3,055,560              $964,975
                                 ============            ============            ============            ==========

                                WELLS FARGO            WELLS FARGO             WELLS FARGO
                                ADVANTAGE VT           ADVANTAGE VT            ADVANTAGE VT
                               LARGE COMPANY        INTERNATIONAL CORE        LARGE COMPANY
                                 CORE FUND                 FUND                GROWTH FUND
                              SUB-ACCOUNT (N)        SUB-ACCOUNT (O)         SUB-ACCOUNT (P)
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(1,702)                  $(340)               $(71,905)
 Net realized gain (loss)
  on security transactions              723                   9,423                  22,801
 Net realized gain on
  distributions                          --                  90,682                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               21,345                 279,028                  70,893
                                 ----------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    20,366                 378,793                  21,789
                                 ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                           20,796                 517,405                 331,317
 Net transfers                        4,755                 186,157                 (82,413)
 Surrenders for benefit
  payments and fees                  (8,644)               (103,136)               (179,173)
 Net annuity transactions                --                      --                      --
                                 ----------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             16,907                 600,426                  69,731
                                 ----------            ------------            ------------
 Net increase (decrease)
  in net assets                      37,273                 979,219                  91,520
NET ASSETS:
 Beginning of year                  132,596               1,774,683               3,501,573
                                 ----------            ------------            ------------
 End of year                       $169,869              $2,753,902              $3,593,093
                                 ==========            ============            ============

(j) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(k) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(l) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(m) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

(o) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(p) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     WELLS FARGO
                                     ADVANTAGE VT
                                     MONEY MARKET
                                         FUND
                                   SUB-ACCOUNT (Q)
------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $29,278
 Net realized gain (loss) on
  security transactions                        --
 Net realized gain on
  distributions                                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  --
                                     ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               29,278
                                     ------------
UNIT TRANSACTIONS:
 Purchases                                 97,072
 Net transfers                            128,578
 Surrenders for benefit
  payments and fees                      (166,447)
 Net annuity transactions                      --
                                     ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        59,203
                                     ------------
 Net increase (decrease) in
  net assets                               88,481
NET ASSETS:
 Beginning of year                        974,602
                                     ------------
 End of year                           $1,063,083
                                     ============

(q) Formerly Wells Fargo Advantage Money Market Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO                                  WELLS FARGO
                                     ADVANTAGE VT           WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                      SMALL CAP             ADVANTAGE VT         SMALL/MID CAP          ADVANTAGE VT
                                     GROWTH FUND           DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                                   SUB-ACCOUNT (R)        SUB-ACCOUNT (S)       SUB-ACCOUNT (T)        SUB-ACCOUNT (U)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(44,641)              $(3,163)             $(10,053)                $(421)
 Net realized gain (loss) on
  security transactions                    15,530                 1,348                   288                    36
 Net realized gain on
  distributions                            57,130                    --                80,946                 2,930
 Net unrealized appreciation
  (depreciation) of
  investments during the year             382,483                17,904               (22,541)                  (37)
                                     ------------            ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              410,502                16,089                48,640                 2,508
                                     ------------            ----------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                364,333               253,261               146,408                12,039
 Net transfers                            425,454               144,749               719,260                    --
 Surrenders for benefit
  payments and fees                       (90,658)               (2,530)              (12,421)                 (455)
 Net annuity transactions                      --                    --                    --                    --
                                     ------------            ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       699,129               395,480               853,247                11,584
                                     ------------            ----------            ----------             ---------
 Net increase (decrease) in
  net assets                            1,109,631               411,569               901,887                14,092
NET ASSETS:
 Beginning of year                      1,742,720                 9,996                    --                13,990
                                     ------------            ----------            ----------             ---------
 End of year                           $2,852,351              $421,565              $901,887               $28,082
                                     ============            ==========            ==========             =========

(r) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(s)  Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1,
     2006.

(t)  Funded as of January 31, 2006.

(u) Formerly Wells Fargo Advantage Opportunity Fund. Change effective May 1,
    2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Capital Development Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Hartford Money Market HLS Fund, MFS Core Equity Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, BlackRock Global Growth V.I. Fund, BlackRock Large Cap Growth V.I. Fund, International Growth Equity, U.S. Mid Cap Value, Focus Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Growth and Income, Comstock, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund and Wells Fargo Advantage VT Opportunity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported

-------------------------------------------------------------------------------

       amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) RECLASSIFICATIONS -- Certain reclassifications have been made to the December 31, 2006 Statements of Changes in Net Assets to conform to the current year presentation.

       h) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       i) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.55% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will charge an expense to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value.

       d) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged to the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                          $34,242,011       $66,329,434
AIM V.I. Capital Appreciation Fund                  26,314,780        39,984,115
AIM V.I. Core Equity Fund                           14,499,082        62,096,351
AIM V.I. Government Securities Fund                274,012,753       105,155,827
AIM V.I. International Growth Fund                 134,397,337        27,713,178
AIM V.I. Mid Cap Core Equity Fund                   86,396,163       100,514,364
AIM V.I. Small Cap Equity Fund                      63,452,825        23,167,803
AIM V.I. Large Cap Growth Fund                      15,840,313        15,282,471
AIM V.I. Capital Development Fund                      121,679            43,820
American Funds Global Bond Fund                     83,832,198         9,297,345
American Funds Global Growth and Income Fund       389,467,605        19,731,629
American Funds Asset Allocation Fund               325,992,003       222,517,487
American Funds Blue Chip Income and Growth         206,188,185       212,342,799
 Fund
American Funds Bond Fund                           338,301,921       141,817,227
American Funds Global Growth Fund                  165,864,329        99,083,731
American Funds Growth Fund                         798,651,237       479,514,100
American Funds Growth-Income Fund                  666,448,431       474,111,631
American Funds International Fund                  260,967,785       162,541,967
American Funds New World Fund                      202,435,593        87,680,352
American Funds Global Small Capitalization         206,827,585       117,641,465
 Fund
Franklin Rising Dividends Securities Fund          306,997,764        86,926,021
Franklin Income Securities Fund                    751,440,592       139,993,058
Franklin Large Cap Growth Securities Fund           49,170,374        49,806,666
Franklin Global Real Estate Securities Fund          4,421,668         9,823,243
Franklin Small-Mid Cap Growth Securities           103,708,964        93,076,611
 Fund
Franklin Small Cap Value Securities Fund               720,015             1,013
Franklin Strategic Income Securities Fund          194,892,617        75,760,402
Mutual Shares Securities Fund                      456,123,768       186,151,564
Templeton Developing Markets Securities Fund        99,127,528        59,157,813
Templeton Foreign Securities Fund                  135,091,154       125,479,074
Templeton Global Asset Allocation Fund               7,264,822         3,869,179
Templeton Growth Securities Fund                   282,129,807       101,441,011
Mutual Discovery Securities Fund                   267,394,122        66,437,825
Franklin Flex Cap Growth Securities Fund            37,517,366        17,054,578
Franklin Large Cap Value Securities Fund            16,782,527         5,211,070
Hartford Money Market HLS Fund                     851,156,055       582,465,526
MFS Core Equity Series                               3,658,786        15,295,667
MFS Emerging Growth Series                          24,414,384        19,538,389
MFS Global Equity Series                            18,307,676        16,922,388
MFS High Income Series                              56,018,391        67,870,802
MFS Investors Growth Stock Series                    8,633,141        28,473,967
MFS Investors Trust Series                          95,875,006        55,098,017
MFS Mid Cap Growth Series                           48,308,805        66,106,739
MFS New Discovery Series                            84,688,350        71,420,967
MFS Total Return Series                            300,048,807       157,677,395

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
MFS Value Series                                  $113,040,909       $24,413,820
MFS Research Bond Series                            65,151,375        11,998,319
MFS Research International Series                   41,889,884         8,964,863
MFS Research Series                                 36,212,667        10,466,038
BlackRock Global Growth V.I. Fund                      675,848           974,111
BlackRock Large Cap Growth V.I. Fund                   289,027           921,452
International Growth Equity                            672,629            27,156
U.S. Mid Cap Value                                   3,057,175           360,808
Focus Growth                                           643,382            68,194
Capital Opportunities                                2,469,903           422,321
Developing Growth                                      574,707           133,782
Flexible Income                                        444,187            17,102
Dividend Growth                                        271,785           181,281
Global Equity                                          568,013           181,676
Jennison 20/20 Focus Portfolio                         101,741           116,927
Jennison Portfolio                                      92,057           119,690
Prudential Value Portfolio                              58,251            68,581
Prudential Series International Growth                      --             8,051
Growth and Income                                    8,780,569           893,229
Comstock                                             3,093,292           363,046
Wells Fargo Advantage VT Asset Allocation              307,644           152,573
 Fund
Wells Fargo Advantage VT Total Return Bond           2,083,430           662,384
 Fund
Wells Fargo Advantage VT Equity Income Fund            885,851           435,511
Wells Fargo Advantage VT C&B Large Cap Value           850,023           521,009
 Fund
Wells Fargo Advantage VT Large Company Core            241,755            72,978
 Fund
Wells Fargo Advantage VT International Core            757,217           537,093
 Fund
Wells Fargo Advantage VT Large Company                 477,798           650,477
 Growth Fund
Wells Fargo Advantage VT Money Market Fund           4,645,733         2,398,538
Wells Fargo Advantage VT Small Cap Growth            1,534,874           759,152
 Fund
Wells Fargo Advantage VT Discovery Fund                329,674            50,235
Wells Fargo Advantage VT Small/Mid Cap Value           359,107           237,517
 Fund
Wells Fargo Advantage VT Opportunity Fund               31,538             1,112
                                              ----------------  ----------------
                                                $8,788,738,349    $4,634,805,107
                                              ================  ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
AIM V.I. Basic Value Fund          13,614,239     41,669,697    (28,055,458)
AIM V.I. Capital Appreciation      18,171,342     26,670,331     (8,498,989)
 Fund
AIM V.I. Core Equity Fund             955,987      4,572,806     (3,616,819)
AIM V.I. Government Securities    228,334,416     92,026,416    136,308,000
 Fund
AIM V.I. International Growth      60,002,002     12,360,873     47,641,129
 Fund
AIM V.I. Mid Cap Core Equity       47,520,448     55,637,055     (8,116,607)
 Fund
AIM V.I. Small Cap Equity Fund      4,128,785      1,536,003      2,592,782
AIM V.I. Large Cap Growth Fund      1,316,390      1,229,545         86,845
AIM V.I. Capital Development           11,827          4,468          7,359
 Fund
American Funds Global Bond          7,736,663        864,354      6,872,309
 Fund
American Funds Global Growth       31,639,610      1,628,010     30,011,600
 and Income Fund
American Funds Asset               16,301,585     14,648,353      1,653,232
 Allocation Fund
American Funds Blue Chip          110,534,059    160,438,375    (49,904,316)
 Income and Growth Fund
American Funds Bond Fund           18,827,193      9,780,460      9,046,733
American Funds Global Growth        7,974,678      6,197,076      1,777,602
 Fund
American Funds Growth Fund         38,678,607     34,983,117      3,695,490
American Funds Growth-Income       32,287,576     29,968,499      2,319,077
 Fund
American Funds International       12,463,755      9,773,276      2,690,479
 Fund
American Funds New World Fund       6,719,247      3,573,298      3,145,949
American Funds Global Small         7,076,831      5,391,049      1,685,782
 Capitalization Fund
Franklin Rising Dividends          18,065,278      5,319,686     12,745,592
 Securities Fund
Franklin Income Securities         42,827,578      8,216,107     34,611,471
 Fund
Franklin Large Cap Growth           3,874,967      3,810,403         64,564
 Securities Fund
Franklin Global Real Estate            60,621        372,294       (311,673)
 Securities Fund
Franklin Small-Mid Cap Growth       6,945,075      8,045,182     (1,100,107)
 Securities Fund
Franklin Small Cap Value               79,291          1,366         77,925
 Securities Fund
Franklin Strategic Income          10,770,956      4,688,590      6,082,366
 Securities Fund
Mutual Shares Securities Fund      20,940,692     10,036,859     10,903,833
Templeton Developing Markets        3,006,688      2,394,009        612,679
 Securities Fund
Templeton Foreign Securities        6,574,206      8,437,278     (1,863,072)
 Fund
Templeton Global Asset                 64,249        217,165       (152,916)
 Allocation Fund
Templeton Growth Securities        14,327,754      5,990,593      8,337,161
 Fund
Mutual Discovery Securities        12,106,390      3,005,705      9,100,685
 Fund
Franklin Flex Cap Growth            3,254,982      1,445,832      1,809,150
 Securities Fund
Franklin Large Cap Value            1,397,826        426,441        971,385
 Securities Fund
Hartford Money Market HLS Fund    762,389,777    529,313,116    233,076,661
MFS Core Equity Series                397,450      1,616,449     (1,218,999)
MFS Emerging Growth Series          3,070,069      2,401,839        668,230
MFS Global Equity Series            1,000,712      1,084,679        (83,967)
MFS High Income Series              3,238,801      5,125,991     (1,887,190)
MFS Investors Growth Stock          1,106,323      3,448,966     (2,342,643)
 Series
MFS Investors Trust Series          9,049,831      5,123,517      3,926,314
MFS Mid Cap Growth Series           6,717,155      9,856,323     (3,139,168)
MFS New Discovery Series            5,407,204      5,848,510       (441,306)
MFS Total Return Series            16,383,582     10,331,646      6,051,936

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
MFS Value Series                    6,114,985      1,303,445      4,811,540
MFS Research Bond Series            6,267,990      1,152,526      5,115,464
MFS Research International          2,637,740        577,934      2,059,806
 Series
MFS Research Series                 2,964,228        860,014      2,104,214
BlackRock Global Growth V.I.           43,734         61,666        (17,932)
 Fund
BlackRock Large Cap Growth             24,255         75,424        (51,169)
 V.I. Fund
International Growth Equity            53,497          1,615         51,882
U.S. Mid Cap Value                    217,505         24,616        192,889
Focus Growth                           80,800          7,749         73,051
Capital Opportunities                 501,988         78,122        423,866
Developing Growth                      54,187         12,872         41,315
Flexible Income                        34,348            450         33,898
Dividend Growth                        20,583         13,750          6,833
Global Equity                          43,697         15,635         28,062
Jennison 20/20 Focus Portfolio         28,114         71,758        (43,644)
Jennison Portfolio                     95,448        120,682        (25,234)
Prudential Value Portfolio              3,670         42,439        (38,769)
Prudential Series                          --          6,959         (6,959)
 International Growth
Growth and Income                     496,518         47,921        448,597
Comstock                              174,753         18,764        155,989
Wells Fargo Advantage VT Asset        175,719         85,178         90,541
 Allocation Fund
Wells Fargo Advantage VT Total      1,528,437        471,438      1,056,999
 Return Bond Fund
Wells Fargo Advantage VT              434,414        277,713        156,701
 Equity Income Fund
Wells Fargo Advantage VT C&B          643,483        383,973        259,510
 Large Cap Value Fund
Wells Fargo Advantage VT Large        209,954         58,590        151,364
 Company Core Fund
Wells Fargo Advantage VT              349,220        316,217         33,003
 International Core Fund
Wells Fargo Advantage VT Large        446,796        534,828        (88,032)
 Company Growth Fund
Wells Fargo Advantage VT Money      4,479,543      2,328,793      2,150,750
 Market Fund
Wells Fargo Advantage VT Small        676,943        473,256        203,687
 Cap Growth Fund
Wells Fargo Advantage VT               22,976          3,040         19,936
 Discovery Fund
Wells Fargo Advantage VT               15,830         16,108           (278)
 Small/Mid Cap Value Fund
Wells Fargo Advantage VT                2,010             24          1,986
 Opportunity Fund

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                    18,457,770     42,969,547     (24,511,777)
AIM V.I. Capital Appreciation Fund           77,559,769     85,890,370      (8,330,601)
AIM V.I. Core Equity Fund                    62,231,004    334,483,712    (272,252,708)
AIM V.I. Government Securities Fund         157,557,267     72,846,300      84,710,967
AIM V. I. International Growth Fund          30,448,605     16,508,767      13,939,838
AIM V.I. Mid Cap Core Equity Fund            25,010,306     49,036,213     (24,025,907)
AIM V.I. Small Cap Equity Fund                3,657,580      1,132,481       2,525,099
AIM V.I. Large Cap Growth Fund               11,609,333     53,116,357     (41,507,024)
American Funds Global Bond Fund                 797,043          9,021         788,022
American Funds Capital World Growth and      19,479,002        241,989      19,237,013
 Income Fund
American Funds Asset Allocation Fund         16,566,747     12,262,843       4,303,904
American Funds Blue Chip Income and         133,021,937    162,677,839     (29,655,902)
 Growth Fund
American Funds Bond Fund                     12,328,844      8,766,444       3,562,400
American Funds Global Growth Fund             8,887,757      5,561,881       3,325,876
American Funds Growth Fund                   44,516,601     31,584,966      12,931,635
American Funds Growth-Income Fund            35,052,095     25,644,007       9,408,088
American Funds International Fund            16,805,503      7,085,797       9,719,706
American Funds New World Fund                 6,855,933      3,490,982       3,364,951
American Funds Global Small                   7,711,730      5,258,198       2,453,532
 Capitalization Fund
Franklin Rising Dividends Securities         19,415,305      2,831,919      16,583,386
 Fund
Franklin Income Securities Fund              34,816,860      5,912,393      28,904,467
Franklin Large Cap Growth Securities          5,080,791      1,776,800       3,303,991
 Fund
Franklin Real Estate Fund                        79,823        434,136        (354,313)
Franklin Small-Mid Cap Growth Securities      6,532,480      6,833,618        (301,138)
 Fund
Franklin Strategic Income Securities          8,588,399      3,674,466       4,913,933
 Fund
Franklin Flex Cap Growth Securities Fund      2,607,150        884,912       1,722,238
Franklin Large Cap Value Securities Fund      1,631,617        630,947       1,000,670
Mutual Shares Securities Fund                18,976,514      6,435,543      12,540,971
Templeton Developing Markets Securities       4,319,429      3,048,671       1,270,758
 Fund
Templeton Foreign Securities Fund            11,312,730      5,754,579       5,558,151
Templeton Global Asset Allocation Fund           71,738        172,230        (100,492)
Templeton Growth Securities Fund             14,898,565      3,450,263      11,448,302
Mutual Discovery Securities Fund             11,155,513      1,934,931       9,220,582
Hartford Money Market HLS Fund              509,345,352    415,584,280      93,761,072
MFS Capital Opportunities Series                289,458      1,647,758      (1,358,300)
MFS Emerging Growth Series                    1,521,245      2,257,508        (736,263)
MFS Global Equity Series                      1,297,524        739,109         558,415
MFS High Income Series                        3,638,766      5,215,489      (1,576,723)
MFS Investors Growth Stock Series             1,644,140      4,085,881      (2,441,741)
MFS Investors Trust Series                   10,925,206      4,412,418       6,512,788
MFS Mid Cap Growth Series                     2,969,214      6,629,986      (3,660,772)
MFS New Discovery Series                     11,217,708      4,152,527       7,065,181
MFS Total Return Series                      15,051,302     10,185,669       4,865,633
MFS Value Series                              5,176,897        855,909       4,320,988
MFS Research Bond Series                      2,941,233        390,495       2,550,738
MFS Research International Series             1,809,048        566,568       1,242,480

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
MFS Research Series                           1,589,622        583,125       1,006,497
BlackRock Global Growth V.I. Fund                 6,132         15,380          (9,248)
BlackRock Large Cap Growth V. I. Fund            24,130         57,725         (33,595)
International Growth Equity                       7,685             --           7,685
U.S. Mid Cap Value                               61,446            365          61,081
Focus Growth                                     27,634          4,546          23,088
Capital Opportunities                           252,110          2,200         249,910
Developing Growth                                16,394             12          16,382
Flexible Income                                  41,090            115          40,975
Dividend Growth                                  27,623             --          27,623
Global Equity                                    21,284             53          21,231
Jennison 20/20 Focus Portfolio                   62,222         57,494           4,728
Jennison Portfolio                                  190        105,240        (105,050)
Prudential Value Portfolio                       30,149         66,878         (36,729)
SP William Blair International Growth             6,959             --           6,959
 Portfolio
Growth and Income                               251,409          5,999         245,410
Comstock                                         98,343          6,898          91,445
Wells Fargo Advantage VT Asset                  174,317        288,856        (114,539)
 Allocation Fund
Wells Fargo Advantage VT Total Return         1,357,389        607,696         749,693
 Bond Fund
Wells Fargo Advantage VT Equity Income          808,290        434,652         373,638
 Fund
Wells Fargo Advantage VT C&B Large Cap          379,197         33,887         345,310
 Value Fund
Wells Fargo Advantage VT Large Company           27,123          9,581          17,542
 Core Fund
Wells Fargo Advantage VT International          727,347        269,545         457,802
 Core Fund
Wells Fargo Advantage VT Large Company          786,850        715,120          71,730
 Growth Fund
Wells Fargo Advantage VT Money Market         1,224,578      1,162,406          62,172
 Fund
Wells Fargo Advantage VT Small Cap              786,416        236,759         549,657
 Growth Fund
Wells Fargo Advantage VT Discovery Fund          35,865          3,349          32,516
Wells Fargo Advantage VT Small/Mid Cap           67,385          1,483          65,902
 Value Fund
Wells Fargo Advantage VT Opportunity              1,109             42           1,067
 Fund

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 2007  Lowest contract charges      1,750,617     $1.539735      $2,695,486
    Highest contract charges          394,205      1.415834         558,128
    Remaining contract charges    156,908,114            --     230,193,431
 2006  Lowest contract charges      1,650,167      1.529265       2,523,543
    Highest contract charges          119,806      1.430310         171,360
    Remaining contract charges    185,338,421            --     272,750,957
 2005  Lowest contract charges        550,287      1.362431         749,728
    Highest contract charges           66,457      1.296106          86,135
    Remaining contract charges    211,003,427            --     279,411,654
 2004  Lowest contract charges      1,518,236      1.316677       1,999,026
    Highest contract charges           20,775      1.257441          26,124
    Remaining contract charges    223,647,591            --     285,485,629
 2003  Lowest contract charges      1,198,408      1.196762       1,434,209
    Highest contract charges        1,617,228      1.161366       1,878,194
    Remaining contract charges    164,358,770            --     192,671,189
AIM V.I. CAPITAL APPRECIATION
 FUND
 2007  Lowest contract charges        240,838      1.590673         383,095
    Highest contract charges          166,005      1.462664         242,810
    Remaining contract charges     76,252,144            --     115,420,120
 2006  Lowest contract charges        152,187      1.432186         217,946
    Highest contract charges          166,658      1.339498         223,238
    Remaining contract charges     84,839,131            --     116,918,885
 2005  Lowest contract charges         18,096      1.358807          24,589
    Highest contract charges           22,308      1.292664          28,837
    Remaining contract charges     37,821,577            --      49,972,771
 2004  Lowest contract charges        392,765      1.275804         501,092
    Highest contract charges            5,809      1.218395           7,078
    Remaining contract charges     38,172,286            --      47,219,088
 2003  Lowest contract charges        341,648      1.207936         412,689
    Highest contract charges          248,132      1.172191         290,858
    Remaining contract charges     30,293,982            --      35,845,030
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges         28,980     12.834710         371,955
    Highest contract charges           12,097     12.230262         147,944
    Remaining contract charges     27,232,610            --     339,039,281
 2006  Lowest contract charges         21,401     11.972479         256,224
    Highest contract charges            4,234     11.604187          49,137
    Remaining contract charges     30,864,871            --     362,262,126
 2005  Lowest contract charges             47     10.346561             484
    Highest contract charges              260     10.204436           2,651
    Remaining contract charges        127,941            --       1,311,968

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AIM V.I. BASIC VALUE FUND
 2007  Lowest contract charges        0.85%             0.60%              0.69%
    Highest contract charges          2.53%             1.23%             (1.01)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.55%             12.25%
    Highest contract charges          2.55%             0.50%             10.35%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             0.30%              9.20%
    Highest contract charges          2.51%             0.22%              3.08%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%               --              10.02%
    Highest contract charges          2.50%               --               8.27%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%             0.04%             32.36%
    Highest contract charges          2.38%             0.05%             30.46%
    Remaining contract charges          --                --                 --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2007  Lowest contract charges        0.85%               --              11.07%
    Highest contract charges          2.54%               --               9.20%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.12%              5.40%
    Highest contract charges          2.52%             0.21%              3.62%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             0.18%             15.56%
    Highest contract charges          2.51%             0.10%              6.10%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%               --               5.62%
    Highest contract charges          2.45%               --               3.94%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%               --              28.30%
    Highest contract charges          2.38%               --              26.45%
    Remaining contract charges          --                --                 --
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges        0.85%             1.27%              7.20%
    Highest contract charges          2.51%             2.58%              5.40%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.84%             1.02%             15.72%
    Highest contract charges          2.53%             0.83%             13.77%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.80%             1.05%              7.33%
    Highest contract charges          2.44%             4.78%              6.16%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES
 FUND
 2007  Lowest contract charges      6,675,375     $1.190613      $7,947,789
    Highest contract charges          455,288      1.094766         498,434
    Remaining contract charges    682,491,850            --     775,202,269
 2006  Lowest contract charges      1,457,536      1.129202       1,645,852
    Highest contract charges           53,598      1.056100          56,605
    Remaining contract charges    551,803,378            --     599,682,525
 2005  Lowest contract charges        215,688      1.099804         237,215
    Highest contract charges           99,525      1.046223         104,125
    Remaining contract charges    468,288,332            --     500,362,178
 2004  Lowest contract charges      1,769,004      1.105472       1,955,584
    Highest contract charges           72,196      1.055721          76,219
    Remaining contract charges    345,692,677            --     370,398,600
 2003  Lowest contract charges      1,960,167      1.088130       2,132,916
    Highest contract charges        2,199,782      1.055918       2,322,789
    Remaining contract charges    231,306,108            --     246,605,138
AIM V.I. INTERNATIONAL GROWTH
 FUND
 2007  Lowest contract charges      1,388,135      2.413489       3,350,249
    Highest contract charges           78,264      2.219333         173,693
    Remaining contract charges     96,217,812            --     222,238,108
 2006  Lowest contract charges        287,193      2.121749         609,349
    Highest contract charges            8,560      1.984479          16,988
    Remaining contract charges     49,747,329            --     101,724,383
 2005  Lowest contract charges         40,858      1.668706          68,180
    Highest contract charges            8,851      1.587486          14,052
    Remaining contract charges     36,053,535            --      58,438,083
 2004  Lowest contract charges         88,480      1.445927         127,935
    Highest contract charges            9,171      1.380892          12,665
    Remaining contract charges     17,817,045            --      24,973,192
 2003  Lowest contract charges         67,870      1.177149          79,893
    Highest contract charges           59,552      1.142322          68,027
    Remaining contract charges      8,198,597            --       9,444,551
AIM V.I. MID CAP CORE EQUITY
 FUND
 2007  Lowest contract charges      5,725,501      1.822898      10,437,004
    Highest contract charges          239,053      1.676212         400,704
    Remaining contract charges    218,893,496            --     380,535,402
 2006  Lowest contract charges      1,809,505      1.678202       3,036,714
    Highest contract charges           92,894      1.569599         145,807
    Remaining contract charges    231,072,258            --     373,319,415
 2005  Lowest contract charges        320,680      1.521487         487,911
    Highest contract charges           43,428      1.447415          62,858
    Remaining contract charges    256,636,456            --     379,612,312
 2004  Lowest contract charges      2,997,792      1.444712       4,330,946
    Highest contract charges           33,815      1.379716          46,655
    Remaining contract charges    230,251,882            --     322,495,930
 2003  Lowest contract charges      2,083,091      1.281424       2,669,322
    Highest contract charges        1,598,816      1.243511       1,988,146
    Remaining contract charges    159,772,104            --     200,501,774

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES
 FUND
 2007  Lowest contract charges        0.84%             6.62%              5.44%
    Highest contract charges          2.52%             9.25%              3.66%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.86%             9.11%              2.67%
    Highest contract charges          2.57%             3.89%              0.94%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%            13.42%              0.59%
    Highest contract charges          2.54%             4.07%              0.90%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%             3.88%              1.59%
    Highest contract charges          2.48%            13.47%              0.02%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%             2.16%              0.11%
    Highest contract charges          2.39%             2.92%              1.33%
    Remaining contract charges          --                --                 --
AIM V.I. INTERNATIONAL GROWTH
 FUND
 2007  Lowest contract charges        0.84%             0.68%             13.75%
    Highest contract charges          2.51%             1.21%             11.84%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             1.77%             27.15%
    Highest contract charges          2.55%             1.02%             25.01%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             2.39%             19.32%
    Highest contract charges          2.54%             0.66%             14.96%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%             0.72%             22.83%
    Highest contract charges          2.45%             2.94%             20.89%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.94%             0.66%             27.84%
    Highest contract charges          2.39%             0.47%             26.01%
    Remaining contract charges          --                --                 --
AIM V.I. MID CAP CORE EQUITY
 FUND
 2007  Lowest contract charges        0.84%             0.33%              8.62%
    Highest contract charges          2.53%             0.38%              6.79%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             1.71%             10.30%
    Highest contract charges          2.54%             1.97%              8.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             1.76%              9.01%
    Highest contract charges          2.54%             0.57%              4.91%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%             0.18%             12.74%
    Highest contract charges          2.51%             0.49%             10.95%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.94%               --              26.11%
    Highest contract charges          2.38%               --              24.30%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2007  Lowest contract charges         29,940    $15.150787        $453,609
    Highest contract charges           17,619     14.206294         250,300
    Remaining contract charges      7,556,369            --     110,481,110
 2006  Lowest contract charges         17,931     14.526546         260,478
    Highest contract charges           11,508     13.854438         159,432
    Remaining contract charges      4,981,707            --      70,408,605
 2005  Lowest contract charges          1,058     12.475035          13,199
    Highest contract charges            2,538     12.101844          30,717
    Remaining contract charges      2,482,451            --      30,424,225
 2004  Lowest contract charges          7,059     11.703215          82,611
    Highest contract charges           28,440     11.488515         326,730
    Remaining contract charges      1,640,742            --      18,970,224
 2003  Lowest contract charges            622     10.799031           6,716
    Highest contract charges           14,360     10.767619         154,621
    Remaining contract charges        102,491            --       1,104,648
AIM V.I. LARGE CAP GROWTH FUND
 2007  Lowest contract charges         35,007     13.278265         464,831
    Highest contract charges           27,813     12.652975         351,920
    Remaining contract charges      4,590,027            --      59,046,551
 2006  Lowest contract charges         16,181     11.580025         187,402
    Highest contract charges           11,533     11.223754         129,438
    Remaining contract charges      4,538,289            --      51,346,704
 2005  Lowest contract charges          1,438     10.809125          15,543
    Highest contract charges              462     10.656209           4,927
    Remaining contract charges        278,450            --       2,980,691
AIM V.I. CAPITAL DEVELOPMENT
 FUND
 2007  Lowest contract charges             33      9.802841             325
    Highest contract charges            4,650      9.765867          45,409
    Remaining contract charges          2,676            --          26,159
AMERICAN FUNDS GLOBAL BOND
 FUND
 2007  Lowest contract charges        606,229     11.067360       6,709,350
    Highest contract charges            1,798     10.836338          19,485
    Remaining contract charges      7,052,304            --      77,121,560
 2006  Lowest contract charges         15,186     10.218971         155,184
    Highest contract charges            1,567     10.178409          15,952
    Remaining contract charges        771,269            --       7,863,526
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2007  Lowest contract charges      6,273,176     12.245550      76,818,487
    Highest contract charges            6,427     11.888755          76,405
    Remaining contract charges     42,969,011            --     517,939,071
 2006  Lowest contract charges      1,477,347     10.961310      16,193,660
    Highest contract charges          334,964     10.828350       3,627,102
    Remaining contract charges     17,424,702            --     189,692,748

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2007  Lowest contract charges        0.85%             0.05%              4.30%
    Highest contract charges          2.54%             0.05%              2.54%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%               --              16.45%
    Highest contract charges          2.53%               --              14.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%               --              15.28%
    Highest contract charges          2.48%               --               5.39%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.94%             0.01%              8.37%
    Highest contract charges          2.46%             0.01%              6.71%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.19%             0.01%              7.99%
    Highest contract charges          0.45%             0.05%              7.68%
    Remaining contract charges          --                --                 --
AIM V.I. LARGE CAP GROWTH FUND
 2007  Lowest contract charges        0.84%             0.05%             14.67%
    Highest contract charges          2.53%             0.06%             12.73%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.29%              7.13%
    Highest contract charges          2.51%             0.92%              5.33%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.82%               --              14.21%
    Highest contract charges          2.30%               --              12.93%
    Remaining contract charges          --                --                 --
AIM V.I. CAPITAL DEVELOPMENT
 FUND
 2007  Lowest contract charges          --                --               2.54%
    Highest contract charges          0.61%               --               2.35%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL BOND
 FUND
 2007  Lowest contract charges        0.84%             6.87%              8.30%
    Highest contract charges          2.50%            20.18%              6.48%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.21%             1.34%              1.86%
    Highest contract charges          0.58%             2.08%              1.61%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2007  Lowest contract charges        0.84%             2.65%             11.72%
    Highest contract charges          2.53%             3.47%              9.83%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.63%             1.42%              9.68%
    Highest contract charges          1.85%             1.13%              8.48%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2007  Lowest contract charges          1,645    $15.459201         $25,446
    Highest contract charges           63,959     13.442506         859,763
    Remaining contract charges    141,981,312            --   2,001,549,029
 2006  Lowest contract charges          9,934     14.588461         144,909
    Highest contract charges           38,048     12.941607         492,406
    Remaining contract charges    140,345,702            --   1,884,288,119
 2005  Lowest contract charges         10,469     12.793383         133,928
    Highest contract charges            8,647     11.578387         100,122
    Remaining contract charges    136,070,664            --   1,619,070,299
 2004  Lowest contract charges         10,465     11.786704         123,350
    Highest contract charges            1,641     10.882712          17,854
    Remaining contract charges    125,182,467            --   1,386,250,608
 2003  Lowest contract charges          8,998     10.939269          98,427
    Highest contract charges          491,001     10.304308       5,059,430
    Remaining contract charges     89,897,670            --     934,005,453
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2007  Lowest contract charges         10,381      1.294501          13,438
    Highest contract charges        1,056,985      1.145462       1,210,736
    Remaining contract charges  1,110,053,037            --   1,329,579,610
 2006  Lowest contract charges         10,380      1.275794          13,244
    Highest contract charges          748,207      1.151721         861,725
    Remaining contract charges  1,160,266,131            --   1,384,897,736
 2005  Lowest contract charges         14,032      1.092544          15,330
    Highest contract charges          187,591      1.006214         188,757
    Remaining contract charges  1,190,478,997            --   1,230,927,940
 2004  Lowest contract charges         14,037      1.024433          14,380
    Highest contract charges           36,346      0.962536          34,985
    Remaining contract charges  1,131,890,853            --   1,110,725,400
 2003  Lowest contract charges         35,666      0.938623          33,477
    Highest contract charges        6,852,958      0.899720       6,165,744
    Remaining contract charges    846,995,529            --     771,349,895
AMERICAN FUNDS BOND FUND
 2007  Lowest contract charges          1,962     14.812776          29,072
    Highest contract charges           90,503     12.828250       1,160,991
    Remaining contract charges     90,331,752            --   1,241,720,539
 2006  Lowest contract charges          4,104     14.414680          59,159
    Highest contract charges           58,187     12.735633         741,051
    Remaining contract charges     81,315,193            --   1,098,503,472
 2005  Lowest contract charges          2,141     13.547855          29,012
    Highest contract charges           19,542     12.211532         238,633
    Remaining contract charges     77,793,401            --     998,579,557
 2004  Lowest contract charges          2,141     13.409593          28,716
    Highest contract charges            7,194     12.331092          88,704
    Remaining contract charges     72,017,916            --     926,234,643
 2003  Lowest contract charges          2,141     12.754482          27,313
    Highest contract charges          474,929     11.965616       5,682,815
    Remaining contract charges     58,397,494            --     723,795,515

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2007  Lowest contract charges        0.55%             0.94%              5.97%
    Highest contract charges          2.53%             2.83%              3.87%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             2.19%             14.03%
    Highest contract charges          2.54%             3.44%             11.77%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             2.24%              8.54%
    Highest contract charges          2.51%             3.69%              6.39%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             2.11%              7.75%
    Highest contract charges          2.52%             3.02%              5.61%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             2.39%             21.07%
    Highest contract charges          2.39%             2.97%             18.86%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2007  Lowest contract charges        0.55%             2.52%              1.47%
    Highest contract charges          2.54%             2.77%             (0.54)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             1.24%             16.77%
    Highest contract charges          2.54%             1.00%             14.46%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             0.99%              6.65%
    Highest contract charges          2.52%             0.66%              4.54%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             0.70%              9.14%
    Highest contract charges          2.52%             0.84%              6.98%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%               --              30.01%
    Highest contract charges          2.39%               --              27.63%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS BOND FUND
 2007  Lowest contract charges        0.55%             6.62%              2.76%
    Highest contract charges          2.54%             8.48%              0.73%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             3.05%              6.40%
    Highest contract charges          2.55%             3.26%              4.29%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             3.79%              1.03%
    Highest contract charges          2.53%             3.41%              0.97%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             3.57%              5.14%
    Highest contract charges          2.52%             3.53%              3.06%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             3.90%             12.18%
    Highest contract charges          2.39%             3.74%             10.12%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2007  Lowest contract charges            662    $16.622894         $11,005
    Highest contract charges           28,340     11.950746         338,680
    Remaining contract charges     53,002,454            --     839,575,309
 2006  Lowest contract charges            661     14.553542           9,636
    Highest contract charges            2,678     10.674307          28,584
    Remaining contract charges     51,250,515            --     719,382,855
 2005  Lowest contract charges          3,327     12.151586          40,432
    Highest contract charges            7,732      9.092566          70,308
    Remaining contract charges     47,916,919            --     565,434,947
 2004  Lowest contract charges          3,328     10.711021          35,645
    Highest contract charges            5,074      8.176466          41,484
    Remaining contract charges     42,232,422            --     443,900,130
 2003  Lowest contract charges          3,984      9.490163          37,812
    Highest contract charges          258,056      8.056988       2,079,153
    Remaining contract charges     30,808,949            --     291,078,416
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges          3,371     12.990526          43,792
    Highest contract charges          289,804     10.427125       3,021,825
    Remaining contract charges    337,097,888            --   4,511,529,567
 2006  Lowest contract charges          3,371     11.626464          39,192
    Highest contract charges          185,668      9.520749       1,767,698
    Remaining contract charges    333,506,534            --   4,029,775,608
 2005  Lowest contract charges          8,525     10.606836          90,419
    Highest contract charges           65,623      8.861284         581,508
    Remaining contract charges    320,689,791            --   3,557,161,722
 2004  Lowest contract charges          9,193      9.179128          84,386
    Highest contract charges           32,993      7.823331         258,116
    Remaining contract charges    292,097,787            --   2,824,395,891
 2003  Lowest contract charges          9,172      8.204458          75,251
    Highest contract charges        1,569,124      7.107056      11,151,851
    Remaining contract charges    215,191,705            --   1,876,242,213
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2007  Lowest contract charges          3,659     15.716464          57,513
    Highest contract charges          220,553     13.885894       3,062,571
    Remaining contract charges    310,932,495            --   4,503,647,602
 2006  Lowest contract charges          7,603     15.044453         114,382
    Highest contract charges           97,795     13.560686       1,326,171
    Remaining contract charges    308,732,232            --   4,312,874,045
 2005  Lowest contract charges         14,103     13.131137         185,184
    Highest contract charges           56,514     12.075123         682,419
    Remaining contract charges    299,358,925            --   3,684,213,947
 2004  Lowest contract charges         14,880     12.475956         185,646
    Highest contract charges           22,931     11.704328         268,390
    Remaining contract charges    268,887,815            --   3,177,391,559
 2003  Lowest contract charges         13,123     11.365643         149,154
    Highest contract charges        1,124,389     10.721995      12,055,696
    Remaining contract charges    198,046,354            --   2,155,493,450

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2007  Lowest contract charges        0.55%             2.70%             14.22%
    Highest contract charges          2.48%             4.76%             11.96%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             1.21%             19.77%
    Highest contract charges          2.55%             0.92%             17.40%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             0.67%             13.45%
    Highest contract charges          2.53%             0.52%             11.20%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             0.44%             12.86%
    Highest contract charges          2.52%             0.52%             10.63%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             0.49%             34.53%
    Highest contract charges          2.39%             0.43%             32.07%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges        0.55%             0.79%             11.73%
    Highest contract charges          2.54%             0.99%              9.52%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             0.50%              9.61%
    Highest contract charges          2.54%             1.12%              7.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             0.70%             15.55%
    Highest contract charges          2.53%             0.92%             13.27%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             0.18%             11.88%
    Highest contract charges          2.53%             0.28%              9.67%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             0.13%             36.06%
    Highest contract charges          2.38%             0.15%             33.57%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2007  Lowest contract charges        0.55%             1.10%              4.47%
    Highest contract charges          2.53%             2.35%              2.40%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             1.16%             14.57%
    Highest contract charges          2.55%             1.85%             12.30%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             1.34%              5.25%
    Highest contract charges          2.52%             2.16%              3.17%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             0.89%              9.77%
    Highest contract charges          2.52%             1.44%              7.60%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             1.20%             31.70%
    Highest contract charges          2.38%             1.36%             29.29%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2007  Lowest contract charges          1,573    $17.738385         $27,882
    Highest contract charges           50,789     12.656410         642,813
    Remaining contract charges     82,701,367            --   1,384,143,255
 2006  Lowest contract charges          2,147     14.860722          31,912
    Highest contract charges           31,531     10.817275         341,074
    Remaining contract charges     80,029,572            --   1,136,998,955
 2005  Lowest contract charges          3,909     12.559161          49,090
    Highest contract charges           12,018      9.326581         112,088
    Remaining contract charges     70,327,617            --     854,725,953
 2004  Lowest contract charges          4,397     10.393491          45,696
    Highest contract charges           10,641      7.874120          83,791
    Remaining contract charges     58,012,272            --     590,047,576
 2003  Lowest contract charges          4,397      8.758771          38,515
    Highest contract charges          328,812      7.405010       2,434,853
    Remaining contract charges     35,593,956            --     312,294,184
AMERICAN FUNDS NEW WORLD FUND
 2007  Lowest contract charges          1,231     30.581586          37,661
    Highest contract charges            5,729     25.310667         145,011
    Remaining contract charges     20,318,733            --     560,291,590
 2006  Lowest contract charges          2,641     23.258443          61,441
    Highest contract charges              867     19.638252          17,028
    Remaining contract charges     17,176,235            --     364,026,955
 2005  Lowest contract charges          2,642     17.637753          46,593
    Highest contract charges              890     15.193093          13,522
    Remaining contract charges     13,811,260            --     224,349,908
 2004  Lowest contract charges          2,978     14.688942          43,742
    Highest contract charges               65     12.908373             840
    Remaining contract charges      9,311,198            --     127,484,428
 2003  Lowest contract charges          2,978     12.432788          37,024
    Highest contract charges           23,564     11.146365         262,655
    Remaining contract charges      6,166,812            --      72,567,224
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2007  Lowest contract charges        805,280     24.253651      19,530,981
    Highest contract charges           15,547     17.296552         268,916
    Remaining contract charges     29,235,363            --     628,184,794
 2006  Lowest contract charges        383,602     20.144150       7,727,336
    Highest contract charges            2,742     14.612053          40,060
    Remaining contract charges     27,984,064            --     505,443,276
 2005  Lowest contract charges         82,700     16.376893       1,354,370
    Highest contract charges            1,303     12.083008          15,738
    Remaining contract charges     25,832,873            --     384,172,768
 2004  Lowest contract charges        471,158     13.406321       6,316,499
    Highest contract charges              365      9.888098           3,606
    Remaining contract charges     20,236,417            --     243,974,997
 2003  Lowest contract charges        316,816     11.196332       3,547,180
    Highest contract charges          105,773      8.501150         899,196
    Remaining contract charges     13,325,715            --     135,972,551

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2007  Lowest contract charges        0.55%             1.41%             19.36%
    Highest contract charges          2.54%             2.07%             17.00%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             1.22%             18.33%
    Highest contract charges          2.56%             3.88%             15.98%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             1.51%             20.84%
    Highest contract charges          2.54%             1.52%             18.45%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             1.34%             18.66%
    Highest contract charges          2.51%             2.43%             16.32%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             1.59%             34.11%
    Highest contract charges          2.38%             1.99%             31.66%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS NEW WORLD FUND
 2007  Lowest contract charges        0.55%             2.60%             31.49%
    Highest contract charges          2.50%             3.71%             28.89%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             1.54%             31.87%
    Highest contract charges          2.55%             1.55%             29.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             1.21%             20.08%
    Highest contract charges          2.52%             0.21%             17.70%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             1.98%             18.15%
    Highest contract charges          2.52%               --              15.81%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             1.88%             38.41%
    Highest contract charges          2.39%             1.93%             35.88%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2007  Lowest contract charges        0.85%             3.18%             20.40%
    Highest contract charges          2.51%             4.16%             18.37%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.45%             23.00%
    Highest contract charges          2.56%             0.43%             20.93%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             0.33%             24.21%
    Highest contract charges          2.54%             0.52%             22.20%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%               --              19.74%
    Highest contract charges          2.53%               --              17.84%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%             0.59%             52.08%
    Highest contract charges          2.38%             0.51%             49.89%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2007  Lowest contract charges      2,265,784    $15.218488     $34,481,810
    Highest contract charges           32,174     14.200576         456,892
    Remaining contract charges     67,758,568            --     994,511,862
 2006  Lowest contract charges      1,203,344     15.772306      18,979,513
    Highest contract charges           24,105     14.969769         360,840
    Remaining contract charges     56,083,485            --     860,163,006
 2005  Lowest contract charges        295,756     13.581424       4,016,791
    Highest contract charges           16,010     13.111329         209,916
    Remaining contract charges     40,415,782            --     538,698,169
 2004  Lowest contract charges        550,441     13.343129       7,344,611
    Highest contract charges          581,258     13.010868       7,562,677
    Remaining contract charges     25,896,626            --     339,993,076
 2003  Lowest contract charges         58,295     12.135710         707,455
    Highest contract charges           16,619     12.018369         199,732
    Remaining contract charges      7,202,430            --      86,861,474
FRANKLIN INCOME SECURITIES
 FUND
 2007  Lowest contract charges          1,786     16.906515          30,193
    Highest contract charges           59,907     15.145488         907,319
    Remaining contract charges    167,798,405            --   2,642,967,669
 2006  Lowest contract charges          3,241     16.384241          53,100
    Highest contract charges           39,490     14.974072         591,333
    Remaining contract charges    133,205,895            --   2,053,981,822
 2005  Lowest contract charges          1,455     13.933173          20,273
    Highest contract charges           22,353     12.991094         290,384
    Remaining contract charges    104,320,354            --   1,383,599,497
 2004  Lowest contract charges        863,574     13.642332      11,781,159
    Highest contract charges          861,993     13.122761      11,311,726
    Remaining contract charges     65,655,124            --     872,856,079
 2003  Lowest contract charges        176,401     12.096560       2,133,848
    Highest contract charges          145,929     11.817583       1,724,527
    Remaining contract charges     31,101,309            --     370,332,263
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        180,106     12.827021       2,310,220
    Highest contract charges           10,283     11.848456         121,833
    Remaining contract charges     17,933,407            --     219,924,132
 2006  Lowest contract charges        114,705     12.177757       1,396,849
    Highest contract charges            3,973     11.441566          45,458
    Remaining contract charges     17,940,554            --     210,823,420
 2005  Lowest contract charges         27,069     11.074918         299,782
    Highest contract charges            3,130     10.583797          33,128
    Remaining contract charges     14,725,042            --     158,900,875
 2004  Lowest contract charges         26,893     11.174616         300,520
    Highest contract charges            1,209     10.743408          12,994
    Remaining contract charges      9,246,790            --     100,640,664
 2003  Lowest contract charges          5,317     10.452055          55,576
    Highest contract charges           21,282     10.210816         217,310
    Remaining contract charges      2,553,237            --      26,271,482

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2007  Lowest contract charges        0.85%             2.26%             (3.51)%
    Highest contract charges          2.54%             2.06%             (5.14)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.97%             16.13%
    Highest contract charges          2.55%             1.04%             14.17%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             0.18%              5.93%
    Highest contract charges          2.48%               --               0.82%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.94%             0.57%              9.95%
    Highest contract charges          2.47%             0.59%              8.26%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.63%             0.12%             21.36%
    Highest contract charges          1.60%             0.44%             20.18%
    Remaining contract charges          --                --                 --
FRANKLIN INCOME SECURITIES
 FUND
 2007  Lowest contract charges        0.55%             2.85%              3.19%
    Highest contract charges          2.54%             2.79%              1.15%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             2.59%             17.59%
    Highest contract charges          2.55%             3.36%             15.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             3.89%              1.05%
    Highest contract charges          2.47%             2.41%              0.95%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.94%             2.87%             12.78%
    Highest contract charges          2.48%             2.81%             11.05%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.94%             4.46%             30.47%
    Highest contract charges          2.38%             5.57%             28.60%
    Remaining contract charges          --                --                 --
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        0.85%             0.74%              5.33%
    Highest contract charges          2.53%             0.46%              3.56%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.71%              9.96%
    Highest contract charges          2.55%             0.79%              8.11%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%               --               4.27%
    Highest contract charges          2.52%             0.46%              1.49%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.94%             0.46%              6.91%
    Highest contract charges          2.48%             0.23%              5.22%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%             0.79%             25.75%
    Highest contract charges          2.39%             0.78%             23.94%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2007  Lowest contract charges         18,237    $26.430064        $482,022
    Highest contract charges            8,193     18.884833         154,718
    Remaining contract charges        999,677            --      21,238,501
 2006  Lowest contract charges         21,593     33.716717         728,059
    Highest contract charges            8,252     24.480398         202,010
    Remaining contract charges      1,307,936            --      35,733,744
 2005  Lowest contract charges         31,171     28.226888         879,850
    Highest contract charges              504     20.824893          10,496
    Remaining contract charges      1,660,419            --      38,158,886
 2004  Lowest contract charges         32,236     25.112355         809,528
    Highest contract charges           12,414     18.854076         234,060
    Remaining contract charges      1,975,381            --      40,655,416
 2003  Lowest contract charges         35,846     19.234925         689,501
    Highest contract charges            5,926     14.652183          86,832
    Remaining contract charges      2,213,016            --      35,058,059
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        242,924     14.408266       3,500,098
    Highest contract charges           52,838      7.996026         422,497
    Remaining contract charges     35,243,495            --     389,269,626
 2006  Lowest contract charges        139,855     13.062801       1,826,906
    Highest contract charges           14,304      7.373627         105,471
    Remaining contract charges     36,485,205            --     368,889,027
 2005  Lowest contract charges         44,613     12.120647         540,744
    Highest contract charges           12,357      6.959172          85,996
    Remaining contract charges     36,883,532            --     346,380,306
 2004  Lowest contract charges        199,676     11.869463       2,370,052
    Highest contract charges            9,454      6.812757          64,408
    Remaining contract charges     38,719,405            --     350,044,426
 2003  Lowest contract charges        178,290     10.749301       1,916,495
    Highest contract charges          478,168      6.297494       3,011,262
    Remaining contract charges     32,031,044            --     262,786,535
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges          1,818      9.266350          16,846
    Highest contract charges           34,139      9.231379         315,147
    Remaining contract charges         41,968            --         387,993

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2007  Lowest contract charges        0.95%             2.28%            (21.61)%
    Highest contract charges          2.55%             2.26%            (22.86)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.95%             2.09%             19.45%
    Highest contract charges          2.56%             0.63%             17.55%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.95%             1.40%             12.40%
    Highest contract charges          2.51%               --              10.62%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%             1.93%             30.56%
    Highest contract charges          2.39%             1.96%             28.68%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%             2.47%             34.47%
    Highest contract charges          2.37%             2.54%             32.53%
    Remaining contract charges          --                --                 --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        0.85%               --              10.30%
    Highest contract charges          2.53%               --               8.44%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%               --               7.77%
    Highest contract charges          2.55%               --               5.96%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%               --              15.29%
    Highest contract charges          2.54%               --               2.15%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%               --              10.42%
    Highest contract charges          2.53%               --               8.67%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%               --              35.95%
    Highest contract charges          2.38%               --              34.00%
    Remaining contract charges          --                --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges        0.15%               --               0.06%
    Highest contract charges          0.57%               --              (0.12)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2007  Lowest contract charges      1,355,486    $16.963013     $22,993,124
    Highest contract charges           28,608     14.676700         419,865
    Remaining contract charges     45,030,898            --     700,436,872
 2006  Lowest contract charges        552,158     16.108811       8,894,602
    Highest contract charges           27,181     14.176524         385,337
    Remaining contract charges     39,753,287            --     592,393,087
 2005  Lowest contract charges        150,979     14.972815       2,260,587
    Highest contract charges            9,980     13.402661         133,754
    Remaining contract charges     35,257,734            --     492,887,724
 2004  Lowest contract charges        366,668     15.102795       5,537,709
    Highest contract charges            1,721     13.514956          23,264
    Remaining contract charges     26,903,181            --     376,103,302
 2003  Lowest contract charges        219,517     13.859065       3,042,300
    Highest contract charges          174,848     12.519934       2,189,091
    Remaining contract charges     19,209,229            --     248,585,991
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        172,698     12.444192       2,149,095
    Highest contract charges              419     11.858630           4,966
    Remaining contract charges      4,835,426            --      58,491,948
 2006  Lowest contract charges        124,377     10.978096       1,365,434
    Highest contract charges            3,918     10.640852          41,687
    Remaining contract charges      3,071,098            --      33,097,908
 2005  Lowest contract charges         28,326     10.524182         298,107
    Highest contract charges           37,449     10.380183         388,732
    Remaining contract charges      1,411,380            --      14,725,202
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges        163,353     11.800600       1,927,666
    Highest contract charges           10,846     11.245329         121,963
    Remaining contract charges      2,323,985            --      26,682,443
 2006  Lowest contract charges        110,926     11.932502       1,323,618
    Highest contract charges              892     11.566035          10,321
    Remaining contract charges      1,414,981            --      16,584,457
 2005  Lowest contract charges         29,922     10.357740         309,923
    Highest contract charges           14,570     10.215971         148,845
    Remaining contract charges        481,637            --       4,949,665

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2007  Lowest contract charges        0.84%             4.87%              5.30%
    Highest contract charges          2.54%             5.18%              3.53%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             4.25%              7.59%
    Highest contract charges          2.55%             4.58%              5.77%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             1.02%              2.59%
    Highest contract charges          2.50%             2.12%              0.83%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%             3.12%              8.97%
    Highest contract charges          2.50%             1.66%              7.25%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.94%             2.51%             19.22%
    Highest contract charges          2.39%             2.82%             17.50%
    Remaining contract charges          --                --                 --
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        0.85%             0.12%             13.36%
    Highest contract charges          2.56%             0.16%             11.44%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.01%              4.31%
    Highest contract charges          2.54%             0.01%              2.55%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             0.29%             11.76%
    Highest contract charges          2.46%             0.23%             10.55%
    Remaining contract charges          --                --                 --
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges        0.85%             1.84%             (1.11)%
    Highest contract charges          2.51%             3.71%             (2.77)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             1.99%             15.20%
    Highest contract charges          2.53%             1.48%             13.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.82%             2.27%              6.61%
    Highest contract charges          2.44%             2.19%              5.44%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2007  Lowest contract charges                    1,651      $18.115531           $29,900
    Highest contract charges                     97,406       16.597302         1,616,678
    Remaining contract charges              114,053,802              --     1,977,118,234
 2006  Lowest contract charges                    1,574       17.629377            27,748
    Highest contract charges                     49,495       16.453485           814,361
    Remaining contract charges              103,197,957              --     1,746,359,076
 2005  Lowest contract charges                    1,273       15.111786            19,239
    Highest contract charges                     26,740       14.257743           381,253
    Remaining contract charges               90,680,042              --     1,313,048,173
 2004  Lowest contract charges                    1,316       13.744675            18,091
    Highest contract charges                     20,101       13.229769           265,933
    Remaining contract charges               73,985,912              --       983,776,433
 2003  Lowest contract charges                    1,366       12.270479            16,757
    Highest contract charges                    422,809       11.592760         4,901,518
    Remaining contract charges               51,450,646              --       617,781,417
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2007  Lowest contract charges                  130,970       30.661983         4,015,834
    Highest contract charges                      4,194       26.042533           109,212
    Remaining contract charges               10,656,041              --       295,157,734
 2006  Lowest contract charges                   85,986       23.955722         2,059,862
    Highest contract charges                      1,373       20.695292            28,417
    Remaining contract charges               10,091,166              --       219,459,471
 2005  Lowest contract charges                   13,107       18.811427           246,563
    Highest contract charges                      1,887       16.529708            31,194
    Remaining contract charges                8,892,773              --       152,409,610
 2004  Lowest contract charges                   48,759       15.109178           736,710
    Highest contract charges                        594       13.272221             7,881
    Remaining contract charges                5,274,548              --        72,232,825
 2003  Lowest contract charges                   28,735       12.218910           351,112
    Highest contract charges                     16,178       12.302650           199,029
    Remaining contract charges                3,195,896              --        35,452,792
TEMPLETON FOREIGN SECURITIES FUND
 2007  Lowest contract charges                  574,387       16.755358         9,624,063
    Highest contract charges                     28,114       14.128636           397,214
    Remaining contract charges               50,188,589              --       756,523,925
 2006  Lowest contract charges                  300,884       14.636053         4,403,749
    Highest contract charges                      3,538       12.553109            44,416
    Remaining contract charges               52,349,740              --       694,950,519
 2005  Lowest contract charges                   95,831       12.154452         1,164,773
    Highest contract charges                     10,268       10.603352           108,873
    Remaining contract charges               46,989,912              --       522,348,665
 2004  Lowest contract charges                  253,723       11.321045         2,872,413
    Highest contract charges                      8,289        9.873173            81,842
    Remaining contract charges               34,440,721              --       353,186,213
 2003  Lowest contract charges                  124,710        9.642470         1,202,509
    Highest contract charges                    124,575        8.544872         1,064,480
    Remaining contract charges               12,246,457              --       107,646,951

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2007  Lowest contract charges                0.70%              1.40%               2.76%
    Highest contract charges                  2.54%              1.12%               0.87%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              1.31%              17.55%
    Highest contract charges                  2.54%              1.26%              15.40%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              0.88%               9.95%
    Highest contract charges                  2.53%              0.88%               7.77%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.55%              0.77%              12.01%
    Highest contract charges                  2.52%              0.50%               9.80%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.55%              1.01%              24.46%
    Highest contract charges                  2.39%              1.08%              22.18%
    Remaining contract charges                  --                 --                  --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2007  Lowest contract charges                0.85%              2.31%              27.99%
    Highest contract charges                  2.51%              1.63%              25.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.28%              27.35%
    Highest contract charges                  2.55%              1.30%              25.20%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.20%              27.62%
    Highest contract charges                  2.53%              0.65%              24.54%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              1.78%              23.65%
    Highest contract charges                  2.52%                --               21.69%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              1.23%              52.29%
    Highest contract charges                  2.39%              1.31%              50.10%
    Remaining contract charges                  --                 --                  --
TEMPLETON FOREIGN SECURITIES FUND
 2007  Lowest contract charges                0.85%              1.84%              14.48%
    Highest contract charges                  2.52%              0.76%              12.55%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.18%              20.42%
    Highest contract charges                  2.55%              1.30%              18.39%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.22%              12.21%
    Highest contract charges                  2.54%              1.28%               7.40%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.97%              17.41%
    Highest contract charges                  2.50%              0.27%              15.55%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              1.62%              30.96%
    Highest contract charges                  2.39%              1.70%              29.08%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 2007  Lowest contract charges                   45,246      $18.832232          $852,076
    Highest contract charges                      2,637       16.500507            43,512
    Remaining contract charges                  773,856              --        13,336,444
 2006  Lowest contract charges                   47,770       17.281807           825,542
    Highest contract charges                      2,013       15.355498            30,913
    Remaining contract charges                  924,873              --        14,725,765
 2005  Lowest contract charges                   52,513       14.405588           756,480
    Highest contract charges                      2,357       12.980266            30,598
    Remaining contract charges                1,020,278              --        13,598,452
 2004  Lowest contract charges                   65,767       14.043980           923,633
    Highest contract charges                      2,738       12.832838            35,141
    Remaining contract charges                1,123,966              --        14,680,562
 2003  Lowest contract charges                   75,891       12.252158           929,831
    Highest contract charges                        367       11.353314             4,161
    Remaining contract charges                1,219,639              --        14,004,942
TEMPLETON GROWTH SECURITIES FUND
 2007  Lowest contract charges                3,197,772       17.480379        55,898,276
    Highest contract charges                     55,140       14.495551           799,279
    Remaining contract charges               68,763,989              --     1,072,977,291
 2006  Lowest contract charges                1,508,979       17.225283        25,992,594
    Highest contract charges                     54,456       14.528955           791,187
    Remaining contract charges               62,116,306              --       961,388,720
 2005  Lowest contract charges                  327,924       14.262017         4,676,861
    Highest contract charges                     19,939       12.235707           243,969
    Remaining contract charges               51,883,575              --       670,295,196
 2004  Lowest contract charges                  333,523       13.443331         4,483,660
    Highest contract charges                    779,824       11.535531         8,995,682
    Remaining contract charges               32,731,295              --       395,432,347
 2003  Lowest contract charges                  112,053       11.697022         1,310,692
    Highest contract charges                     95,900       10.427189           999,965
    Remaining contract charges               16,723,197              --       177,479,980
MUTUAL DISCOVERY SECURITIES FUND
 2007  Lowest contract charges                      937       22.904210            21,444
    Highest contract charges                     41,910       21.030000           881,367
    Remaining contract charges               35,005,065              --       762,905,320
 2006  Lowest contract charges                      936       20.621663            19,308
    Highest contract charges                     35,700       19.287666           688,563
    Remaining contract charges               25,910,591              --       512,602,236
 2005  Lowest contract charges                    1,392       16.943447            23,589
    Highest contract charges                     21,916       16.078683           352,384
    Remaining contract charges               16,703,338              --       272,994,516
 2004  Lowest contract charges                    1,052       14.691110            15,450
    Highest contract charges                    220,966       14.229936         3,144,325
    Remaining contract charges                7,107,621              --       102,058,758
 2003  Lowest contract charges                    2,096       12.464859            26,124
    Highest contract charges                      4,506       12.344283            55,625
    Remaining contract charges                2,002,336              --        24,800,147

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 2007  Lowest contract charges                0.95%             17.44%               8.97%
    Highest contract charges                  2.34%             16.38%               7.46%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%              7.12%              19.97%
    Highest contract charges                  2.35%              6.75%              18.30%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%              3.79%               2.58%
    Highest contract charges                  2.34%              3.52%               1.15%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              2.78%              14.63%
    Highest contract charges                  2.33%              2.60%              13.03%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              2.59%              30.71%
    Highest contract charges                  2.26%                --               28.89%
    Remaining contract charges                  --                 --                  --
TEMPLETON GROWTH SECURITIES FUND
 2007  Lowest contract charges                0.85%              1.27%               1.48%
    Highest contract charges                  2.54%              1.36%              (0.23)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.18%              20.78%
    Highest contract charges                  2.54%              1.32%              18.74%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.19%               9.79%
    Highest contract charges                  2.50%              1.10%               6.12%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              1.08%              14.93%
    Highest contract charges                  2.45%              0.79%              13.16%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              1.58%              30.89%
    Highest contract charges                  2.39%              1.62%              29.01%
    Remaining contract charges                  --                 --                  --
MUTUAL DISCOVERY SECURITIES FUND
 2007  Lowest contract charges                0.70%              1.44%              11.07%
    Highest contract charges                  2.54%              1.40%               9.03%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.74%                --               22.20%
    Highest contract charges                  2.55%              1.07%              19.96%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              1.32%              15.33%
    Highest contract charges                  2.49%              0.97%              13.05%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.54%              1.26%              17.55%
    Highest contract charges                  2.43%              0.47%              15.28%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.63%              0.70%              24.65%
    Highest contract charges                  1.60%              0.30%              23.44%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges                3,141,794       $1.185236        $3,723,765
    Highest contract charges                    167,210        1.034643           173,002
    Remaining contract charges              580,085,723              --       641,218,095
 2006  Lowest contract charges                      923        1.122600             1,036
    Highest contract charges                    121,155        1.011338           122,529
    Remaining contract charges              350,195,987              --       376,339,993
 2005  Lowest contract charges                  452,963        1.097140           496,964
    Highest contract charges                     44,659        0.990846            44,250
    Remaining contract charges              256,059,371              --       266,952,857
 2004  Lowest contract charges                  550,277        1.094675           602,374
    Highest contract charges                     21,189        0.988311            20,941
    Remaining contract charges              215,522,157              --       223,216,098
 2003  Lowest contract charges                1,099,599        1.094789         1,203,829
    Highest contract charges                  1,686,673        1.004366         1,694,037
    Remaining contract charges              227,158,892              --       237,434,215
MFS CORE EQUITY SERIES
 2007  Lowest contract charges                  144,880       11.440100         1,657,443
    Highest contract charges                      4,575        7.322856            33,504
    Remaining contract charges                4,477,418              --        41,788,147
 2006  Lowest contract charges                  177,574       10.390804         1,845,139
    Highest contract charges                     17,958        6.768617           121,551
    Remaining contract charges                5,650,340              --        48,076,603
 2005  Lowest contract charges                  203,763        9.217904         1,878,265
    Highest contract charges                     17,671        6.098386           107,764
    Remaining contract charges                6,982,738              --        52,925,741
 2004  Lowest contract charges                  217,101        9.151640         1,986,831
    Highest contract charges                      6,115        6.149111            37,600
    Remaining contract charges                8,500,566              --        64,305,183
 2003  Lowest contract charges                  191,756        8.215084         1,575,292
    Highest contract charges                     44,326        5.630022           249,554
    Remaining contract charges                9,290,932              --        63,566,372
MFS EMERGING GROWTH SERIES
 2007  Lowest contract charges                   18,087       10.523433           190,331
    Highest contract charges                     34,717        6.418030           222,816
    Remaining contract charges                8,136,475              --        69,844,780
 2006  Lowest contract charges                    9,761        8.758777            85,497
    Highest contract charges                      9,758        5.433347            53,019
    Remaining contract charges                7,501,530              --        54,513,853
 2005  Lowest contract charges                    2,001        8.187316            16,384
    Highest contract charges                      2,840        5.165968            14,670
    Remaining contract charges                8,252,471              --        56,616,152
 2004  Lowest contract charges                  166,739        7.694402         1,282,957
    Highest contract charges                        749        4.853345             3,636
    Remaining contract charges                8,820,166              --        56,173,389
 2003  Lowest contract charges                  186,039        6.876662         1,279,328
    Highest contract charges                    168,777        4.367772           737,179
    Remaining contract charges                9,165,413              --        52,970,434

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges                0.85%              4.77%               4.06%
    Highest contract charges                  2.54%              4.83%               2.30%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              2.57%               4.13%
    Highest contract charges                  2.55%              4.85%               2.07%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              3.34%               1.54%
    Highest contract charges                  2.52%              2.94%               0.26%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.96%              0.97%               0.01%
    Highest contract charges                  2.47%              1.43%               1.60%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              0.77%               0.20%
    Highest contract charges                  2.38%              0.70%               1.64%
    Remaining contract charges                  --                 --                  --
MFS CORE EQUITY SERIES
 2007  Lowest contract charges                0.95%              0.36%              10.10%
    Highest contract charges                  2.44%                --                8.35%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%              0.45%              12.72%
    Highest contract charges                  2.50%              0.51%              10.99%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%              0.76%               0.72%
    Highest contract charges                  2.49%              0.76%               0.83%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.35%              11.40%
    Highest contract charges                  2.49%              0.46%               9.69%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              0.23%              26.18%
    Highest contract charges                  2.39%              0.15%              24.37%
    Remaining contract charges                  --                 --                  --
MFS EMERGING GROWTH SERIES
 2007  Lowest contract charges                0.84%                --               20.15%
    Highest contract charges                  2.53%                --               18.12%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%                --                6.98%
    Highest contract charges                  2.55%                --                5.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --               18.67%
    Highest contract charges                  2.53%                --                6.44%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%                --               11.89%
    Highest contract charges                  2.53%                --               10.12%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%                --               29.00%
    Highest contract charges                  2.38%                --               27.14%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
 2007  Lowest contract charges                   42,827      $17.942006          $768,410
    Highest contract charges                        456       14.258638             6,502
    Remaining contract charges                2,463,233              --        39,032,656
 2006  Lowest contract charges                   32,757       16.571538           542,831
    Highest contract charges                     51,951       13.415376           696,942
    Remaining contract charges                2,505,774              --        37,102,239
 2005  Lowest contract charges                    6,971       13.434136            93,646
    Highest contract charges                     39,153       11.056369           432,885
    Remaining contract charges                1,985,943              --        24,018,777
 2004  Lowest contract charges                   25,536       12.802636           326,926
    Highest contract charges                     61,078       10.528057           643,034
    Remaining contract charges                1,829,028              --        20,841,731
 2003  Lowest contract charges                   25,087       10.927292           274,129
    Highest contract charges                      8,027        9.126212            73,255
    Remaining contract charges                1,349,232              --        13,210,548
MFS HIGH INCOME SERIES
 2007  Lowest contract charges                   81,314       13.526642         1,099,904
    Highest contract charges                     17,392       12.205674           212,278
    Remaining contract charges               16,111,786              --       203,342,132
 2006  Lowest contract charges                   35,190       13.404996           471,719
    Highest contract charges                     12,812       12.303290           157,633
    Remaining contract charges               18,049,680              --       227,987,316
 2005  Lowest contract charges                      690       13.430445             9,262
    Highest contract charges                      3,307       11.434854            37,817
    Remaining contract charges               19,670,408              --       229,294,917
 2004  Lowest contract charges                      655       13.219296             8,658
    Highest contract charges                        124       11.482449             1,427
    Remaining contract charges               21,270,027              --       247,353,788
 2003  Lowest contract charges                      661       12.177952             8,053
    Highest contract charges                    147,107       10.791577         1,587,517
    Remaining contract charges               18,874,552              --       205,009,747
MFS INVESTORS GROWTH STOCK SERIES
 2007  Lowest contract charges                   18,176        9.884952           179,669
    Highest contract charges                      4,336        7.001540            30,357
    Remaining contract charges               11,516,266              --        96,008,577
 2006  Lowest contract charges                   11,915        8.952472           106,664
    Highest contract charges                    111,400        6.459470           719,585
    Remaining contract charges               13,758,106              --       104,596,592
 2005  Lowest contract charges                    6,162        8.393066            51,722
    Highest contract charges                     88,490        6.156607           544,799
    Remaining contract charges               16,228,510              --       116,165,398
 2004  Lowest contract charges                  190,227        8.242582         1,567,963
    Highest contract charges                     45,826        6.041268           276,846
    Remaining contract charges               17,380,879              --       120,967,974
 2003  Lowest contract charges                  222,636        7.621247         1,696,765
    Highest contract charges                     76,918        5.514903           424,197
    Remaining contract charges               16,911,344              --       110,485,936

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS GLOBAL EQUITY SERIES
 2007  Lowest contract charges                0.85%              1.92%               8.27%
    Highest contract charges                  2.49%                --                6.45%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.38%              23.35%
    Highest contract charges                  2.50%              0.48%              21.34%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --               10.31%
    Highest contract charges                  2.51%              0.45%               5.02%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.34%              17.16%
    Highest contract charges                  2.48%              0.03%              15.36%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              0.06%              26.64%
    Highest contract charges                  2.38%              0.02%              24.81%
    Remaining contract charges                  --                 --                  --
MFS HIGH INCOME SERIES
 2007  Lowest contract charges                0.85%              5.16%               0.91%
    Highest contract charges                  2.54%              6.26%              (0.79)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              6.77%               9.44%
    Highest contract charges                  2.53%              6.00%               7.60%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.56%              6.59%               1.60%
    Highest contract charges                  2.51%              2.82%               0.42%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.54%              4.76%               8.55%
    Highest contract charges                  2.53%              2.48%               6.40%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.55%              3.87%              17.31%
    Highest contract charges                  2.38%              2.97%              15.16%
    Remaining contract charges                  --                 --                  --
MFS INVESTORS GROWTH STOCK SERIES
 2007  Lowest contract charges                0.85%              0.29%              10.42%
    Highest contract charges                  2.47%                --                8.56%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%                --                6.67%
    Highest contract charges                  2.50%                --                4.92%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.84%                --               10.49%
    Highest contract charges                  2.49%              0.31%               1.91%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%                --                8.15%
    Highest contract charges                  2.47%                --                6.49%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%                --               21.86%
    Highest contract charges                  2.39%                --               20.11%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2007  Lowest contract charges                    1,985      $11.499748           $22,833
    Highest contract charges                     40,789       10.111297           412,429
    Remaining contract charges               49,982,729              --       524,446,462
 2006  Lowest contract charges                    1,955       10.498556            20,526
    Highest contract charges                      5,110        9.403315            48,050
    Remaining contract charges               46,092,124              --       444,747,220
 2005  Lowest contract charges                    1,925        9.356527            18,015
    Highest contract charges                      9,459        8.536892            80,747
    Remaining contract charges               39,575,017              --       343,234,866
 2004  Lowest contract charges                    1,910        8.780130            16,768
    Highest contract charges                      5,534        8.160518            45,159
    Remaining contract charges               29,308,221              --       241,278,971
 2003  Lowest contract charges                    1,854        7.940149            14,722
    Highest contract charges                     62,425        7.359018           459,389
    Remaining contract charges               16,642,168              --       125,681,276
MFS MID CAP GROWTH SERIES
 2007  Lowest contract charges                    2,131        6.946753            14,802
    Highest contract charges                     46,854        6.642002           311,204
    Remaining contract charges               20,068,856              --       132,442,463
 2006  Lowest contract charges                    2,170        6.369800            13,821
    Highest contract charges                     15,371        6.204074            95,364
    Remaining contract charges               23,239,468              --       142,267,675
 2005  Lowest contract charges                    1,557        6.305593             9,818
    Highest contract charges                     10,664        6.206393            66,184
    Remaining contract charges               26,905,560              --       163,749,319
 2004  Lowest contract charges                    1,539        6.149285             9,465
    Highest contract charges                        496        6.174799             3,064
    Remaining contract charges               28,195,561              --       169,889,204
 2003  Lowest contract charges                    1,484        5.397197             8,009
    Highest contract charges                    371,854        5.529101         2,056,021
    Remaining contract charges               24,049,972              --       129,067,190
MFS NEW DISCOVERY SERIES
 2007  Lowest contract charges                    1,133       11.223146            12,719
    Highest contract charges                     32,858        8.740299           287,190
    Remaining contract charges               27,732,082              --       314,520,332
 2006  Lowest contract charges                    1,133       11.007986            12,475
    Highest contract charges                      5,672        8.745989            49,607
    Remaining contract charges               28,200,574              --       317,146,091
 2005  Lowest contract charges                    1,133        9.776690            11,080
    Highest contract charges                      4,645        7.924706            36,808
    Remaining contract charges               21,136,420              --       213,450,409
 2004  Lowest contract charges                    1,133        9.340625            10,586
    Highest contract charges                     11,227        7.724119            86,715
    Remaining contract charges               16,993,961              --       164,835,481
 2003  Lowest contract charges                    1,133        8.817375             9,993
    Highest contract charges                    146,875        7.438770         1,092,568
    Remaining contract charges               10,923,964              --       100,400,321

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2007  Lowest contract charges                0.70%              0.81%               9.54%
    Highest contract charges                  2.52%              0.30%               7.53%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              0.49%              12.21%
    Highest contract charges                  2.55%              0.43%              10.15%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.70%              0.54%               6.57%
    Highest contract charges                  2.53%              0.56%               4.61%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.70%              0.63%              10.58%
    Highest contract charges                  2.49%              0.13%               8.55%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.70%              0.65%              21.30%
    Highest contract charges                  2.38%              0.40%              19.25%
    Remaining contract charges                  --                 --                  --
MFS MID CAP GROWTH SERIES
 2007  Lowest contract charges                0.70%              0.17%               9.06%
    Highest contract charges                  2.53%              0.11%               7.06%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%                --                1.83%
    Highest contract charges                  2.55%                --                0.04%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%                --                2.54%
    Highest contract charges                  2.52%                --                0.51%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.55%                --               13.94%
    Highest contract charges                  2.55%                --               11.68%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.55%                --               36.28%
    Highest contract charges                  2.38%                --               33.78%
    Remaining contract charges                  --                 --                  --
MFS NEW DISCOVERY SERIES
 2007  Lowest contract charges                0.55%                --                1.96%
    Highest contract charges                  2.52%                --               (0.07)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%                --               12.59%
    Highest contract charges                  2.55%                --               10.36%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%                --                4.67%
    Highest contract charges                  2.55%                --                2.60%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.55%                --                5.93%
    Highest contract charges                  2.53%                --                3.84%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.55%                --               32.98%
    Highest contract charges                  2.39%                --               30.55%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2007  Lowest contract charges                    1,537      $14.736831           $22,655
    Highest contract charges                     66,219       13.955001           924,086
    Remaining contract charges              107,412,846              --     1,537,164,417
 2006  Lowest contract charges                    1,537       14.218784            21,857
    Highest contract charges                     21,901       13.736415           300,845
    Remaining contract charges              101,405,228              --     1,409,933,128
 2005  Lowest contract charges                    2,274       12.777422            29,052
    Highest contract charges                     13,725       12.593284           172,837
    Remaining contract charges               96,547,041              --     1,217,127,318
 2004  Lowest contract charges                    2,250       12.495591            28,115
    Highest contract charges                     10,033       12.564284           126,057
    Remaining contract charges               80,749,478              --     1,005,949,097
 2003  Lowest contract charges                    4,316       11.286721            48,715
    Highest contract charges                    327,395       10.861973         3,556,151
    Remaining contract charges               59,585,533              --       678,191,401
MFS VALUE SERIES
 2007  Lowest contract charges                  606,166       18.846102        11,423,872
    Highest contract charges                     12,133       17.585857           213,367
    Remaining contract charges               14,491,570              --       263,347,413
 2006  Lowest contract charges                  335,011       17.614057         5,900,899
    Highest contract charges                      3,238       16.717946            54,141
    Remaining contract charges                9,960,080              --       170,588,151
 2005  Lowest contract charges                   97,847       14.700660         1,438,414
    Highest contract charges                      1,072       14.191889            15,213
    Remaining contract charges                5,878,422              --        84,827,586
 2004  Lowest contract charges                   43,978       14.004824           615,902
    Highest contract charges                     36,502       13.656146           498,477
    Remaining contract charges                3,418,374              --        47,102,002
 2003  Lowest contract charges                   11,228       12.275213           137,822
    Highest contract charges                     12,764       12.156508           155,161
    Remaining contract charges                1,205,439              --        14,701,082
MFS RESEARCH BOND SERIES
 2007  Lowest contract charges                   61,019       10.746443           655,732
    Highest contract charges                     16,572       10.244550           169,773
    Remaining contract charges                8,494,357              --        88,801,717
 2006  Lowest contract charges                   31,625       10.400575           328,908
    Highest contract charges                      5,458       10.084786            55,046
    Remaining contract charges                3,419,402              --        34,923,144
 2005  Lowest contract charges                    8,374       10.081408            84,419
    Highest contract charges                      6,494        9.946956            64,591
    Remaining contract charges                  890,879              --         8,906,349

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS TOTAL RETURN SERIES
 2007  Lowest contract charges                0.55%              2.51%               3.64%
    Highest contract charges                  2.52%              2.00%               1.59%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%              2.57%              11.28%
    Highest contract charges                  2.55%              2.43%               9.08%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              1.99%               2.26%
    Highest contract charges                  2.54%              1.03%               0.23%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.55%              2.04%              10.71%
    Highest contract charges                  2.52%              0.29%               8.52%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.55%              1.83%              15.69%
    Highest contract charges                  2.39%              1.48%              13.57%
    Remaining contract charges                  --                 --                  --
MFS VALUE SERIES
 2007  Lowest contract charges                0.85%              0.85%               7.00%
    Highest contract charges                  2.53%              0.73%               5.19%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.82%              19.82%
    Highest contract charges                  2.54%              1.01%              17.80%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --                6.68%
    Highest contract charges                  2.49%                --                3.98%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.94%              0.44%              14.09%
    Highest contract charges                  2.47%              0.26%              12.34%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.63%                --               22.75%
    Highest contract charges                  1.61%                --               21.57%
    Remaining contract charges                  --                 --                  --
MFS RESEARCH BOND SERIES
 2007  Lowest contract charges                0.85%              2.73%               3.33%
    Highest contract charges                  2.53%              2.40%               1.58%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              3.58%               3.17%
    Highest contract charges                  2.47%                --                1.43%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --                0.91%
    Highest contract charges                  2.46%                --                0.19%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL SERIES
 2007  Lowest contract charges                   67,653      $16.749135        $1,133,110
    Highest contract charges                      5,912       16.005105            94,627
    Remaining contract charges                3,544,005              --        57,819,274
 2006  Lowest contract charges                   44,428       14.972071           665,191
    Highest contract charges                     20,271       14.564440           295,229
    Remaining contract charges                1,493,065              --        21,981,068
 2005  Lowest contract charges                    5,002       12.025883            60,148
    Highest contract charges                      5,067       11.893036            60,262
    Remaining contract charges                  305,215              --         3,646,446
MFS RESEARCH SERIES
 2007  Lowest contract charges                  880,739       13.109180        11,545,772
    Highest contract charges                      1,453       12.491769            18,150
    Remaining contract charges                2,451,347              --        31,202,858
 2006  Lowest contract charges                  220,125       11.678964         2,570,827
    Highest contract charges                        278       11.319683             3,151
    Remaining contract charges                1,008,922              --        11,557,689
 2005  Lowest contract charges                   15,083       10.661651           160,811
    Highest contract charges                      8,331       10.515260            87,603
    Remaining contract charges                  199,414              --         2,109,871
BLACKROCK GLOBAL GROWTH V.I. FUND
 2007  Lowest contract charges                   26,469       15.610518           413,201
    Highest contract charges                        352       18.866608             6,647
    Remaining contract charges                   61,740              --         1,122,414
 2006  Lowest contract charges                   14,048       11.564831           162,465
    Highest contract charges                        575       14.117388             8,112
    Remaining contract charges                   91,870              --         1,256,730
 2005  Lowest contract charges                   13,613        9.612095           130,845
    Highest contract charges                        830       11.851536             9,841
    Remaining contract charges                  101,298              --         1,161,158
 2004  Lowest contract charges                   22,753        8.471165           192,741
    Highest contract charges                        853       10.549693             9,003
    Remaining contract charges                  108,121              --         1,098,279
 2003  Lowest contract charges                   27,635        7.455626           206,034
    Highest contract charges                        854        9.378222             8,009
    Remaining contract charges                   98,302              --           877,122

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS RESEARCH INTERNATIONAL SERIES
 2007  Lowest contract charges                0.85%                --               11.87%
    Highest contract charges                  2.51%                --                9.98%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.45%              24.50%
    Highest contract charges                  2.50%              1.31%              22.46%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              1.94%              20.03%
    Highest contract charges                  2.44%              1.78%              18.72%
    Remaining contract charges                  --                 --                  --
MFS RESEARCH SERIES
 2007  Lowest contract charges                0.84%              0.46%              12.25%
    Highest contract charges                  2.54%              0.25%              10.35%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.15%               9.54%
    Highest contract charges                  2.57%              0.65%               7.70%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --               12.46%
    Highest contract charges                  2.43%                --               11.23%
    Remaining contract charges                  --                 --                  --
BLACKROCK GLOBAL GROWTH V.I. FUND
 2007  Lowest contract charges                1.39%              1.54%              34.98%
    Highest contract charges                  2.40%              0.85%              33.64%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              0.95%              20.32%
    Highest contract charges                  2.40%              0.82%              19.12%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              1.07%              13.47%
    Highest contract charges                  2.39%              1.21%              12.34%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              1.51%              13.62%
    Highest contract charges                  2.39%              1.66%              12.49%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              1.07%              31.70%
    Highest contract charges                  2.39%              1.20%              30.39%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2007  Lowest contract charges                   28,308      $10.714235          $303,292
    Highest contract charges                      3,169       12.420009            39,365
    Remaining contract charges                  150,100              --         1,815,445
 2006  Lowest contract charges                   33,653       10.024557           337,351
    Highest contract charges                      6,563       11.737302            77,029
    Remaining contract charges                  192,530              --         2,183,611
 2005  Lowest contract charges                   37,011        9.482120           350,939
    Highest contract charges                      9,784       11.213779           109,712
    Remaining contract charges                  219,546              --         2,341,484
 2004  Lowest contract charges                   41,165        8.690929           357,763
    Highest contract charges                      9,146       10.381336            94,951
    Remaining contract charges                  243,325              --         2,396,002
 2003  Lowest contract charges                   58,799        8.219869           483,316
    Highest contract charges                      9,107        9.917343            90,313
    Remaining contract charges                  270,478              --         2,507,255
INTERNATIONAL GROWTH EQUITY
 2007  Lowest contract charges                    2,874       13.181607            37,881
    Highest contract charges                      4,526       13.013987            58,907
    Remaining contract charges                   52,167              --           683,159
 2006  Lowest contract charges                    2,266       11.675262            26,458
    Highest contract charges                      2,238       11.642783            26,059
    Remaining contract charges                    3,181              --            37,071
U.S. MID CAP VALUE
 2007  Lowest contract charges                   50,309       13.831448           695,851
    Highest contract charges                      3,139       12.008550            37,690
    Remaining contract charges                  200,522              --         2,533,894
 2006  Lowest contract charges                   10,884       13.011816           141,625
    Highest contract charges                        263       11.427560             3,002
    Remaining contract charges                   49,934              --           593,010
FOCUS GROWTH
 2007  Lowest contract charges                   35,329        8.525023           301,189
    Highest contract charges                      1,679        8.152510            13,685
    Remaining contract charges                   59,131              --           495,948
 2006  Lowest contract charges                   15,943        7.054447           112,475
    Highest contract charges                        494        6.826646             3,371
    Remaining contract charges                    6,651              --            46,530
CAPITAL OPPORTUNITIES
 2007  Lowest contract charges                  159,138        5.422083           862,854
    Highest contract charges                      2,366        5.185166            12,270
    Remaining contract charges                  512,272              --         2,723,886
 2006  Lowest contract charges                   69,756        4.615129           321,935
    Highest contract charges                      1,901        4.464517             8,487
    Remaining contract charges                  178,253              --           810,480

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2007  Lowest contract charges                1.40%              0.26%               6.88%
    Highest contract charges                  2.40%              0.20%               5.82%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              0.28%               5.72%
    Highest contract charges                  2.40%              0.28%               4.67%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.18%               9.10%
    Highest contract charges                  2.39%              0.20%               8.02%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.04%               5.73%
    Highest contract charges                  2.40%              0.24%               4.68%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              0.62%              32.88%
    Highest contract charges                  2.39%              0.73%              31.56%
    Remaining contract charges                  --                 --                  --
INTERNATIONAL GROWTH EQUITY
 2007  Lowest contract charges                1.34%              0.18%              12.73%
    Highest contract charges                  2.18%              0.18%              11.78%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.84%              0.22%              13.79%
    Highest contract charges                  1.12%              0.24%              13.55%
    Remaining contract charges                  --                 --                  --
U.S. MID CAP VALUE
 2007  Lowest contract charges                1.34%              0.67%               6.30%
    Highest contract charges                  2.48%              0.50%               5.08%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.69%                --               16.13%
    Highest contract charges                  1.39%                --               15.62%
    Remaining contract charges                  --                 --                  --
FOCUS GROWTH
 2007  Lowest contract charges                1.34%                --               20.85%
    Highest contract charges                  2.48%                --               19.47%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%                --               12.35%
    Highest contract charges                  2.17%                --               11.99%
    Remaining contract charges                  --                 --                  --
CAPITAL OPPORTUNITIES
 2007  Lowest contract charges                1.34%                --               17.49%
    Highest contract charges                  2.49%                --               16.14%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%                --               13.36%
    Highest contract charges                  2.54%                --               12.87%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
DEVELOPING GROWTH
 2007  Lowest contract charges                   20,510      $11.462786          $235,115
    Highest contract charges                     12,240       10.998815           134,623
    Remaining contract charges                   24,947              --           281,921
 2006  Lowest contract charges                      878        9.473026             8,325
    Highest contract charges                      4,653        9.167156            42,652
    Remaining contract charges                   10,851              --           102,025
FLEXIBLE INCOME
 2007  Lowest contract charges                   29,963       11.968451           358,613
    Highest contract charges                      5,310       11.445540            60,776
    Remaining contract charges                   39,600              --           465,514
 2006  Lowest contract charges                   19,362       11.704959           226,631
    Highest contract charges                        884       11.323008            10,005
    Remaining contract charges                   20,730              --           239,873
DIVIDEND GROWTH
 2007  Lowest contract charges                   11,197       13.021131           145,797
    Highest contract charges                      4,782       12.494023            59,750
    Remaining contract charges                   18,477              --           236,973
 2006  Lowest contract charges                   10,595       12.696125           134,511
    Highest contract charges                      4,782       12.286164            58,756
    Remaining contract charges                   12,246              --           153,386
GLOBAL EQUITY
 2007  Lowest contract charges                   10,090       12.522786           126,355
    Highest contract charges                      7,466       11.975692            89,406
    Remaining contract charges                   31,737              --           388,660
 2006  Lowest contract charges                    3,521       10.928082            38,475
    Highest contract charges                      3,678       10.571502            38,879
    Remaining contract charges                   14,032              --           149,715
JENNISON 20/20 FOCUS PORTFOLIO
 2007  Lowest contract charges                  280,099        1.533635           429,569
    Highest contract charges                     75,095        1.486316           111,615
    Remaining contract charges                   59,298              --            89,393
 2006  Lowest contract charges                  278,112        1.416570           393,967
    Highest contract charges                    101,311        1.379746           139,783
    Remaining contract charges                   78,713              --           110,034
 2005  Lowest contract charges                  268,222        1.268243           340,170
    Highest contract charges                     92,945        1.241466           115,388
    Remaining contract charges                   92,241              --           115,450
 2004  Lowest contract charges                  252,780        1.063806           268,908
    Highest contract charges                     83,835        1.046563            87,738
    Remaining contract charges                   62,792              --            66,197
 2003  Lowest contract charges                  275,927        0.937825           258,772
    Highest contract charges                     40,566        0.927249            37,615
    Remaining contract charges                   57,663              --            53,710

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
DEVELOPING GROWTH
 2007  Lowest contract charges                1.34%              0.17%              21.00%
    Highest contract charges                  2.19%              0.10%              19.98%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.33%                --               15.63%
    Highest contract charges                  2.24%                --               15.26%
    Remaining contract charges                  --                 --                  --
FLEXIBLE INCOME
 2007  Lowest contract charges                1.35%              6.04%               2.25%
    Highest contract charges                  2.48%              6.47%               1.08%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%              5.09%               3.19%
    Highest contract charges                  2.49%              4.40%               2.74%
    Remaining contract charges                  --                 --                  --
DIVIDEND GROWTH
 2007  Lowest contract charges                1.35%              0.94%               2.56%
    Highest contract charges                  2.19%              0.93%               1.69%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%              1.64%              10.04%
    Highest contract charges                  2.28%              3.10%               9.69%
    Remaining contract charges                  --                 --                  --
GLOBAL EQUITY
 2007  Lowest contract charges                1.34%              0.48%              14.59%
    Highest contract charges                  2.48%              0.48%              13.28%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.37%                --               14.69%
    Highest contract charges                  2.51%                --               14.19%
    Remaining contract charges                  --                 --                  --
JENNISON 20/20 FOCUS PORTFOLIO
 2007  Lowest contract charges                1.70%              0.12%               8.26%
    Highest contract charges                  2.20%              0.11%               7.72%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.70%                --               11.70%
    Highest contract charges                  2.20%                --               11.14%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%                --               19.22%
    Highest contract charges                  2.18%                --               18.62%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%                --               13.43%
    Highest contract charges                  2.19%                --               12.87%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.70%                --               26.63%
    Highest contract charges                  2.19%                --               26.00%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
JENNISON PORTFOLIO
 2007  Lowest contract charges                   40,296       $1.015125           $40,906
    Highest contract charges                      9,548        0.972493             9,285
    Remaining contract charges                  104,361              --           102,811
 2006  Lowest contract charges                   48,769        0.925569            45,138
    Highest contract charges                      8,437        0.898869             7,584
    Remaining contract charges                  122,233              --           110,904
 2005  Lowest contract charges                   92,522        0.928754            85,930
    Highest contract charges                      9,438        0.906942             8,559
    Remaining contract charges                  182,529              --           167,260
 2004  Lowest contract charges                  103,873        0.828484            86,057
    Highest contract charges                      9,055        0.813488             7,366
    Remaining contract charges                  282,331              --           231,669
 2003  Lowest contract charges                  133,812        0.771563           103,244
    Highest contract charges                     34,808        0.761765            26,516
    Remaining contract charges                  819,733              --           628,580
PRUDENTIAL VALUE PORTFOLIO
 2007  Lowest contract charges                  182,958        1.390767           254,453
    Highest contract charges                     84,887        1.358682           115,334
    Remaining contract charges                   33,808              --            46,551
 2006  Lowest contract charges                  197,573        1.375746           271,810
    Highest contract charges                     12,093        1.340654            16,212
    Remaining contract charges                  130,756              --           176,875
 2005  Lowest contract charges                  182,964        1.171723           214,383
    Highest contract charges                     13,142        1.147543            15,081
    Remaining contract charges                  181,045              --           209,169
 2004  Lowest contract charges                  182,967        1.025520           187,636
    Highest contract charges                    170,039        1.009386           171,635
    Remaining contract charges                  256,404              --           259,917
 2003  Lowest contract charges                  184,611        0.900515           166,245
    Highest contract charges                    193,769        0.890789           172,607
    Remaining contract charges                  260,387              --           232,508
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2007  Lowest contract charges                       --        1.408201                --
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    6,959        1.178551             8,201
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
GROWTH AND INCOME
 2007  Lowest contract charges                  142,453       17.229559         2,454,422
    Highest contract charges                     13,046       16.476878           214,953
    Remaining contract charges                  538,508              --         9,088,529
 2006  Lowest contract charges                   67,735       17.033843         1,153,807
    Highest contract charges                      2,202       16.478091            36,278
    Remaining contract charges                  175,473              --         2,943,724

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
JENNISON PORTFOLIO
 2007  Lowest contract charges                1.70%                --                9.68%
    Highest contract charges                  2.22%                --                8.91%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.70%                --                0.34%
    Highest contract charges                  2.25%                --                0.89%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%                --               12.10%
    Highest contract charges                  2.24%                --               11.49%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%              0.04%               7.38%
    Highest contract charges                  2.29%              0.03%               6.79%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.70%                --               27.43%
    Highest contract charges                  2.24%                --               26.73%
    Remaining contract charges                  --                 --                  --
PRUDENTIAL VALUE PORTFOLIO
 2007  Lowest contract charges                1.70%              0.99%               1.09%
    Highest contract charges                  2.05%              0.98%               0.74%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.70%              1.05%              17.41%
    Highest contract charges                  2.20%              0.98%              16.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%              0.79%              14.26%
    Highest contract charges                  2.20%              0.89%              13.69%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%              0.96%              13.88%
    Highest contract charges                  2.20%              0.91%              13.31%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.70%              1.04%              25.48%
    Highest contract charges                  2.19%              1.27%              24.86%
    Remaining contract charges                  --                 --                  --
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2007  Lowest contract charges                  --                 --                  --
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.70%                --               18.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
GROWTH AND INCOME
 2007  Lowest contract charges                1.34%              1.05%               1.15%
    Highest contract charges                  2.47%              0.77%              (0.01)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --               11.24%
    Highest contract charges                  2.51%                --               10.75%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
COMSTOCK
 2007  Lowest contract charges                   47,232      $16.364834          $772,953
    Highest contract charges                      2,977       15.738155            46,847
    Remaining contract charges                  197,225              --         3,177,705
 2006  Lowest contract charges                   17,638       16.982646           299,538
    Highest contract charges                      1,726       16.521234            28,517
    Remaining contract charges                   72,081              --         1,210,341
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2007  Lowest contract charges                   79,356        1.401139           111,189
    Highest contract charges                      9,821        1.318773            12,951
    Remaining contract charges                1,498,461              --         2,020,935
 2006  Lowest contract charges                   83,812        1.319922           110,626
    Highest contract charges                      7,826        1.256694             9,835
    Remaining contract charges                1,405,459              --         1,798,147
 2005  Lowest contract charges                   54,002        1.193027            64,425
    Highest contract charges                     53,092        1.149019            61,004
    Remaining contract charges                1,504,542              --         1,751,936
 2004  Lowest contract charges                   57,473        1.151803            66,197
    Highest contract charges                     52,184        1.122137            58,558
    Remaining contract charges                1,468,482              --         1,661,161
 2003  Lowest contract charges                   34,431        1.067708            36,763
    Highest contract charges                      6,843        1.052236             7,201
    Remaining contract charges                  398,528              --           421,330
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2007  Lowest contract charges                  513,824        1.242914           638,640
    Highest contract charges                     94,812        1.169807           110,912
    Remaining contract charges                5,631,899              --         6,736,250
 2006  Lowest contract charges                  212,602        1.186333           252,216
    Highest contract charges                    126,709        1.129473           143,115
    Remaining contract charges                4,844,225              --         5,563,099
 2005  Lowest contract charges                  152,202        1.157855           176,228
    Highest contract charges                    229,153        1.115105           255,530
    Remaining contract charges                4,052,488              --         4,569,738
 2004  Lowest contract charges                  109,558        1.151424           126,148
    Highest contract charges                    103,365        1.121743           115,949
    Remaining contract charges                3,074,655              --         3,468,812
 2003  Lowest contract charges                   47,933        1.111298            53,267
    Highest contract charges                    308,509        1.101736           339,895
    Remaining contract charges                  524,132              --           578,941

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COMSTOCK
 2007  Lowest contract charges                1.34%              1.17%              (3.64)%
    Highest contract charges                  2.48%              1.30%              (4.74)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.34%                --               11.38%
    Highest contract charges                  2.49%                --               10.90%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2007  Lowest contract charges                1.35%              2.23%               6.15%
    Highest contract charges                  2.49%              2.30%               4.94%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              2.33%              10.64%
    Highest contract charges                  2.51%              2.09%               9.37%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.35%              2.05%               3.58%
    Highest contract charges                  2.49%              2.07%               2.40%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.35%              2.14%               7.88%
    Highest contract charges                  2.49%              3.08%               6.64%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.52%              0.64%              11.20%
    Highest contract charges                  0.91%              0.87%              10.77%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2007  Lowest contract charges                1.34%              4.57%               4.77%
    Highest contract charges                  2.49%              4.56%               3.57%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              4.40%               2.46%
    Highest contract charges                  2.50%              4.32%               1.29%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              3.68%               0.56%
    Highest contract charges                  2.48%              3.69%               0.59%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.33%              3.38%               2.99%
    Highest contract charges                  2.47%              3.39%               1.82%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.63%              1.16%               2.64%
    Highest contract charges                  0.90%              1.22%               2.38%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2007  Lowest contract charges                  387,540       $1.424572          $552,080
    Highest contract charges                     46,394        1.340829            62,207
    Remaining contract charges                1,955,730              --         2,697,038
 2006  Lowest contract charges                  201,352        1.404613           282,821
    Highest contract charges                     77,220        1.337330           103,269
    Remaining contract charges                1,954,391              --         2,669,470
 2005  Lowest contract charges                   94,335        1.200923           113,289
    Highest contract charges                     33,350        1.156619            38,573
    Remaining contract charges                1,731,640              --         2,033,647
 2004  Lowest contract charges                   42,053        1.155148            48,578
    Highest contract charges                     15,035        1.125397            16,920
    Remaining contract charges                  886,895              --         1,004,749
 2003  Lowest contract charges                    3,571        1.047810             3,741
    Highest contract charges                     78,150        1.038773            81,180
    Remaining contract charges                  159,119              --           165,712
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 2007  Lowest contract charges                  112,249        1.289885           144,788
    Highest contract charges                     10,353        1.214070            12,569
    Remaining contract charges                  889,003              --         1,107,351
 2006  Lowest contract charges                   15,081        1.322927            19,952
    Highest contract charges                     10,659        1.259570            13,425
    Remaining contract charges                  726,355              --           931,598
 2005  Lowest contract charges                    3,001        1.098040             3,295
    Highest contract charges                      4,182        1.057533             4,423
    Remaining contract charges                  399,602              --           426,466
 2004  Lowest contract charges                    3,008        1.079439             3,247
    Highest contract charges                    130,201        1.053230           137,131
    Remaining contract charges                  102,555              --           108,377
 2003  Lowest contract charges                   31,340        0.971940            30,461
    Highest contract charges                    114,717        0.969458           111,213
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 2007  Lowest contract charges                   33,574        1.129967            37,937
    Highest contract charges                     28,703        1.069914            30,710
    Remaining contract charges                  244,827              --           268,115
 2006  Lowest contract charges                   31,167        1.119493            34,891
    Highest contract charges                     28,708        1.070649            30,736
    Remaining contract charges                   95,866              --           104,242
 2005  Lowest contract charges                   14,665        0.981243            14,390
    Highest contract charges                     28,713        0.947863            27,216
    Remaining contract charges                   94,820              --            90,990
 2004  Lowest contract charges                   12,310        1.007804            12,406
    Highest contract charges                     28,719        0.992631            28,507
    Remaining contract charges                   65,555              --            65,554
 2003  Lowest contract charges                    2,308        0.945828             2,183
    Highest contract charges                      5,317        0.937667             4,986
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2007  Lowest contract charges                1.34%              1.64%               1.42%
    Highest contract charges                  2.50%              1.40%               0.26%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              1.70%              16.96%
    Highest contract charges                  2.50%              1.68%              15.62%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              1.60%               3.96%
    Highest contract charges                  2.48%              1.57%               2.77%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.32%              2.47%               9.59%
    Highest contract charges                  2.45%              2.69%               8.34%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.51%              0.48%              11.70%
    Highest contract charges                  0.89%              1.00%              11.41%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 2007  Lowest contract charges                1.33%              1.42%              (2.50)%
    Highest contract charges                  2.49%              1.06%              (3.61)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              2.19%              20.48%
    Highest contract charges                  2.49%              1.97%              19.11%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              0.78%               1.72%
    Highest contract charges                  2.47%              0.83%               0.56%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.34%              1.67%               9.73%
    Highest contract charges                  2.35%              1.61%               8.64%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.77%              1.00%              11.81%
    Highest contract charges                  0.88%              1.10%              11.68%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 2007  Lowest contract charges                1.35%                --                0.94%
    Highest contract charges                  2.34%                --               (0.07)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              0.84%              14.09%
    Highest contract charges                  2.35%              0.73%              12.95%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.32%              1.29%               3.55%
    Highest contract charges                  2.34%              0.57%               4.51%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.69%                --                6.55%
    Highest contract charges                  2.33%                --                5.86%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.56%                --               10.77%
    Highest contract charges                  0.77%                --               10.49%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2007  Lowest contract charges                  354,945       $1.612897          $572,491
    Highest contract charges                     68,734        1.518073           104,343
    Remaining contract charges                1,555,950              --         2,430,879
 2006  Lowest contract charges                  215,217        1.451008           312,279
    Highest contract charges                     98,715        1.381485           136,374
    Remaining contract charges                1,632,694              --         2,305,249
 2005  Lowest contract charges                  111,770        1.217401           136,068
    Highest contract charges                     61,698        1.172478            72,340
    Remaining contract charges                1,315,356              --         1,566,275
 2004  Lowest contract charges                   50,434        1.125003            56,739
    Highest contract charges                     25,606        1.096017            28,064
    Remaining contract charges                  485,323              --           535,423
 2003  Lowest contract charges                    2,520        1.033934             2,605
    Highest contract charges                     16,662        1.025020            17,079
    Remaining contract charges                   69,417              --            71,338
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2007  Lowest contract charges                  315,284        1.135401           357,975
    Highest contract charges                     53,113        1.068652            56,759
    Remaining contract charges                3,002,047              --         3,287,829
 2006  Lowest contract charges                  218,420        1.069429           233,586
    Highest contract charges                     77,986        1.018189            79,404
    Remaining contract charges                3,162,071              --         3,280,103
 2005  Lowest contract charges                  142,314        1.059100           150,725
    Highest contract charges                     75,336        1.020021            76,844
    Remaining contract charges                3,169,096              --         3,274,004
 2004  Lowest contract charges                  104,399        1.015612           106,029
    Highest contract charges                     63,388        0.989443            62,719
    Remaining contract charges                2,655,650              --         2,644,771
 2003  Lowest contract charges                   20,126        0.991033            19,945
    Highest contract charges                    134,488        0.982513           132,136
    Remaining contract charges                  482,547              --           475,326

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2007  Lowest contract charges                1.34%              0.01%              11.16%
    Highest contract charges                  2.49%              0.01%               9.89%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              2.17%              19.19%
    Highest contract charges                  2.50%              1.97%              17.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              2.68%               8.21%
    Highest contract charges                  2.48%              2.63%               6.98%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.32%              0.01%               8.16%
    Highest contract charges                  2.45%              0.31%               6.93%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.67%                --               20.36%
    Highest contract charges                  0.87%                --               20.05%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2007  Lowest contract charges                1.34%                --                6.17%
    Highest contract charges                  2.50%                --                4.96%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --                0.98%
    Highest contract charges                  2.50%                --                0.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              0.18%               4.28%
    Highest contract charges                  2.49%              0.18%               3.09%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.33%                --                1.87%
    Highest contract charges                  2.48%                --                0.71%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%                --                9.25%
    Highest contract charges                  0.88%                --                8.97%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 2007  Lowest contract charges                  212,474       $1.059206          $225,052
    Highest contract charges                     11,651        0.996925            11,616
    Remaining contract charges                2,986,922              --         3,073,485
 2006  Lowest contract charges                   41,036        1.026287            42,115
    Highest contract charges                     11,651        0.977112            11,385
    Remaining contract charges                1,007,610              --         1,009,583
 2005  Lowest contract charges                   40,446        0.996039            40,285
    Highest contract charges                     11,651        0.959281            11,177
    Remaining contract charges                  946,028              --           923,140
 2004  Lowest contract charges                    6,940        0.984231             6,830
    Highest contract charges                    382,052        0.962494           367,723
    Remaining contract charges                1,106,857              --         1,074,235
 2003  Lowest contract charges                  339,445        0.978814           332,253
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2007  Lowest contract charges                  386,686        1.579875           610,915
    Highest contract charges                     56,091        1.486979            83,406
    Remaining contract charges                1,844,855              --         2,814,115
 2006  Lowest contract charges                  198,324        1.407013           279,043
    Highest contract charges                     76,708        1.339585           102,757
    Remaining contract charges                1,808,913              --         2,470,551
 2005  Lowest contract charges                  127,662        1.161789           148,317
    Highest contract charges                     47,882        1.118912            53,576
    Remaining contract charges                1,358,744              --         1,540,827
 2004  Lowest contract charges                   73,515        1.108382            81,482
    Highest contract charges                     38,102        1.079819            41,143
    Remaining contract charges                  821,307              --           892,914
 2003  Lowest contract charges                   19,545        0.981616            19,186
    Highest contract charges                     43,499        0.973154            42,331
    Remaining contract charges                  136,038              --           132,731
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2007  Lowest contract charges                    6,357       15.364252            97,673
    Highest contract charges                     19,993       15.030356           300,495
    Remaining contract charges                   26,993              --           409,785
 2006  Lowest contract charges                    1,515       12.730894            19,293
    Highest contract charges                      9,817       12.560463           123,302
    Remaining contract charges                   22,075              --           278,970
 2005  Lowest contract charges                      891       11.222685             9,996
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 2007  Lowest contract charges                1.29%              4.34%               3.21%
    Highest contract charges                  2.49%              4.49%               2.03%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              4.43%               3.04%
    Highest contract charges                  2.50%              4.34%               1.86%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              2.71%               1.20%
    Highest contract charges                  2.48%              2.71%               0.04%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.35%              0.53%               0.65%
    Highest contract charges                  2.06%              0.83%               1.49%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%              0.14%               0.65%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2007  Lowest contract charges                1.34%                --               12.29%
    Highest contract charges                  2.50%                --               11.00%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --               21.11%
    Highest contract charges                  2.50%                --               19.72%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%                --                4.82%
    Highest contract charges                  2.49%                --                3.62%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.33%                --               12.24%
    Highest contract charges                  2.46%                --               10.96%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.62%                --               20.05%
    Highest contract charges                  0.88%                --               19.74%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2007  Lowest contract charges                1.34%                --               20.69%
    Highest contract charges                  2.18%                --               19.66%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --               13.11%
    Highest contract charges                  2.20%                --               12.15%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.76%                --                6.69%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 2007  Lowest contract charges                    4,045      $13.535596           $54,749
    Highest contract charges                        997       13.139235            13,097
    Remaining contract charges                   60,582              --           808,936
 2006  Lowest contract charges                   12,987       13.749766           178,569
    Highest contract charges                     22,683       13.630438           309,177
    Remaining contract charges                   30,232              --           414,141
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 2007  Lowest contract charges                    1,377       12.641519            17,400
    Highest contract charges                        972       12.366753            12,016
    Remaining contract charges                    1,998              --            24,930
 2006  Lowest contract charges                      918       11.921222            10,943
    Highest contract charges                        885       11.855245            10,493
    Remaining contract charges                      558              --             6,646
 2005  Lowest contract charges                      918       10.821546             9,934
    Highest contract charges                        376       10.799381             4,056
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 2007  Lowest contract charges                1.34%              0.03%              (2.02)%
    Highest contract charges                  2.49%                --               (3.14)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.65%                --               13.83%
    Highest contract charges                  2.20%                --               13.21%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 2007  Lowest contract charges                1.33%              0.73%               5.21%
    Highest contract charges                  2.19%              0.60%               4.32%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.85%                --               10.16%
    Highest contract charges                  2.20%                --                9.78%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.76%                --                4.81%
    Highest contract charges                  2.16%                --                4.63%
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as Mortality and Expense Risk Charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.40% to 1.55% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge,

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

    and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.85%.

    These charges are a redemption of units.

    The Company will also charge an expense for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, and The Hartford's Lifetime Income Builder II. The Company initially makes deductions of 0.30%, 0.40%, and 0.40%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75%.

    This charge is a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

-------------------------------------------------------------------------------

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2007 and 2006 and for the Years Ended December 31, 2007, 2006 and 2005
Supplemental Schedules
Year Ended December 31, 2007

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                       PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                            F-2
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                              F-4
  Statements of Operations                                              F-5
  Statements of Changes in Capital and Surplus                          F-6
  Statements of Cash Flows                                              F-7
  Notes to Financial Statements                                         F-8
Supplementary Information
  Schedule I -- Selected Financial Data                                 F-28
  Schedule II -- Summary Investment Schedule                            F-31
  Schedule III -- Investment Risks Interrogatories                      F-32

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the three years ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 or 2006, or the results of its operations or its cash flows for the three years ended December 31, 2007.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for the three years ended December 31, 2007, on the basis of accounting described in Note 2.

Our 2007 audit was conducted for the purpose of forming an opinion on the basic 2007 statutory-basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2007 are presented for purposes of additional analysis and are not a required part of the basic 2007 statutory-basis financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audit of the basic 2007 statutory-basis financial statements. The effects on these schedules of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Accordingly, in our opinion, such schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the information shown therein. However, in our opinion, such schedules are fairly stated in all material respects when considered in relation to the basic 2007 statutory-basis financial statements taken as a whole.

As discussed in Note 2 to the financial statements, the Company received approval from the State of Connecticut Insurance Department to change from the continous CARVM to the curtate CARVM reserving methodology. The change resulted in a basis change which decreased reserves by $236 million and was reported as a direct increase to surplus.

/s/ Deloitte & Touche LLP

Hartford, Connecticut

March 27, 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2007                 2006
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $5,605,630           $5,036,594
 Common and Preferred Stocks                   316,558              245,850
 Mortgage Loans                                350,528              160,595
 Real Estate                                    27,569               25,667
 Policy Loans                                  343,773              324,631
 Cash and Short-Term Investments               565,283              467,648
 Other Invested Assets                         629,835              245,454
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS       7,839,176            6,506,439
                                        --------------       --------------
 Investment Income Due and Accrued              77,351               66,244
 Federal Income Taxes Recoverable               24,162                   --
 Deferred Tax Asset                            145,516               91,537
 Other Assets                                  189,180              104,023
 Separate Account Assets                    81,072,392           76,317,895
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $89,347,777          $83,086,138
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies              $5,976,074           $6,422,847
 Liability for Deposit Type Contracts           73,736               80,785
 Policy and Contract Claim Liabilities          31,281               32,635
 Asset Valuation Reserve                        46,855               41,544
 Payable to Parents, Subsidiaries or
  Affiliates                                    41,011               30,498
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (2,471,367)          (2,438,731)
 Other Liabilities                           2,021,207              930,986
 Separate Account Liabilities               81,072,392           76,317,895
                                        --------------       --------------
                     TOTAL LIABILITIES      86,791,189           81,418,459
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       1,483,869            1,376,953
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        194,430                   --
 Unassigned Funds                              875,789              288,226
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       2,556,588            1,667,679
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $89,347,777          $83,086,138
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                          2007                 2006                2005
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                    $10,313,501           $9,842,305          $9,152,337
 Net Investment Income                                                      348,437              339,347             326,928
 Commissions and Expense Allowances on Reinsurance Ceded                    333,674               94,873              84,961
 Reserve Adjustment on Reinsurance Ceded                                 (1,710,405)          (1,659,418)         (1,552,540)
 Fee Income                                                               1,786,396            1,650,017           1,369,610
 Other Revenues                                                              83,752               15,635             107,757
                                                                     --------------       --------------       -------------
                                                     TOTAL REVENUES      11,155,355           10,282,759           9,489,053
                                                                     --------------       --------------       -------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                                 341,654              280,782             265,994
 Disability and Other Benefits                                                7,588               18,311              14,118
 Surrenders and Other Fund Withdrawals                                    9,528,808            9,054,230           6,974,564
 Commissions                                                                962,917              864,564             783,178
 (Decrease) Increase in Aggregate Reserves for Life and Accident
  and Health Policies                                                       (70,821)             274,407             (11,074)
 General Insurance Expenses                                                 532,485              528,545             449,607
 Net Transfers (from) to Separate Accounts                                 (237,153)            (675,124)          1,192,568
 Modified Coinsurance Adjustment on Reinsurance Assumed                    (509,774)            (530,122)           (483,138)
 Other Expenses                                                             144,927               55,838              41,735
                                                                     --------------       --------------       -------------
                                        TOTAL BENEFITS AND EXPENSES      10,700,631            9,871,431           9,227,552
                                                                     --------------       --------------       -------------
 Net gain from operations before federal income tax expense                 454,724              411,328             261,501
 Federal income tax expense                                                  88,449               31,961              42,463
                                                                     --------------       --------------       -------------
                                           NET GAIN FROM OPERATIONS         366,275              379,367             219,038
                                                                     --------------       --------------       -------------
 Net realized capital (losses) gains, after tax                             (81,759)             (40,656)                 54
                                                                     --------------       --------------       -------------
                                                         NET INCOME        $284,516             $338,711            $219,092
                                                                     --------------       --------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES
 ISSUED AND OUTSTANDING
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,376,953           1,371,883           1,371,883
 Capital Contribution                                                        106,916               5,070                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      1,483,869           1,376,953           1,371,883
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                                --                  --                  --
 Gain on Inforce Reinsurance                                                 194,430                  --                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        194,430                  --                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  288,226             115,883             (66,391)
 Net Income                                                                  284,516             338,711             219,092
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                            262,434             (35,674)             (7,075)
 Change in Net Unrealized Foreign Exchange Capital Losses                     (5,386)              2,957                (495)
 Change in Net Deferred Income Tax                                           (82,891)             30,476              82,268
 Change in Asset Valuation Reserve                                            (5,311)             (6,795)             (4,632)
 Change in Non-Admitted Assets                                               100,351             (42,153)           (106,914)
 Change in Reserve on Account of Change in Valuation Basis                   236,861                  --                  --
 Change in Liability for Reinsurance in Unauthorized Companies                  (198)               (179)                 30
 Correction of Reserves and Tax Liabilities                                    4,187                  --                  --
 Dividends to Stockholder                                                   (207,000)           (115,000)                 --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        875,789             288,226             115,883
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
 End of year                                                              $2,556,588          $1,667,679          $1,490,266
                                                                       -------------       -------------       -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                               2007                  2006                 2005
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                           $10,306,169           $9,836,688           $9,145,844
 Net Investment Income                                         378,000               383,972              369,012
 Miscellaneous Income                                          493,502               98,373               1,909
                                                               ---                   ---                  ---
  Total Income                                                 11,177,671            10,319,033           9,516,765
                                                               ---                   ---                  ---
 Benefits Paid                                                 10,132,212            9,346,769            7,273,337
 Federal Income Tax Payments (Recoveries)                      71,171                (103,806)            71,607
 Net Transfers (from) to Separate Accounts                     (204,517)             (188,413)            1,240,273
 Other Expenses                                                332,141               1,011,284            826,693
                                                               ---                   ---                  ---
  Total Benefits and Expenses                                  10,331,007            10,065,834           9,411,910
                                                               ---                   ---                  ---
                    NET CASH PROVIDED BY OPERATING ACTIVITIES  846,664               253,199              104,855
                                                               ---                   ---                  ---
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                         1,526,875             1,959,478            2,572,479
 Common and Preferred Stocks                                   149,356               24,070                --
 Mortgage Loans                                                63,357                8,746                11,039
 Other                                                         (32,175)              (16,109)             50,196
                                                               ---                   ---                  ---
  Total Investment Proceeds                                    1,707,413             1,976,185            2,633,714
                                                               ---                   ---                  ---
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         2,269,295             1,682,961            2,708,647
 Common and Preferred Stocks                                   214,967               140,727              13,467
 Mortgage Loans                                                253,365               70,991               40,175
 Real Estate                                                   2,781                 1,125                116
 Other                                                         384,420               109,533              134,301
                                                               ---                   ---                  ---
  Total Investments Acquired                                   3,124,828             2,005,337            2,896,706
                                                               ---                   ---                  ---
 Net Increase in Policy Loans                                  19,142                720                  13,391
                                                               ---                   ---                  ---
                       NET CASH USED FOR INVESTING ACTIVITIES  (1,436,557)           (29,872)             (276,383)
                                                               ---                   ---                  ---
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                          100,000                --                   --
 Dividends to Stockholder                                      (57,726)              (115,000)             --
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                   646,001                --                   --
 Net Other Cash (Used) Provided                                (747)                 13,463               85,968
                                                               ---                   ---                  ---
                NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                     MISCELLANEOUS ACTIVITIES  687,528               (101,537)            85,968
                                                               ---                   ---                  ---
 Net Increase (Decrease) in Cash and Short-Term Investments    97,635                121,790              (85,560)
 Cash and Short-Term Investments, Beginning of Year            467,648               345,858              431,418
                                                               ---                   ---                  ---
                 CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $565,283              $467,648             $345,858
                                                               ---                   ---                  ---
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                       6,916                 5,070                 --
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                      149,274                --                   --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net Income                                                             $348,883            $312,900            $288,133
Deferral and amortization of policy acquisition costs, net                  (583,420)            (69,341)           (252,771)
Change in unearned revenue reserve                                           205,884             120,820             120,513
Deferred taxes                                                                76,671             (57,573)            (63,142)
Separate account expense allowance                                           382,281             143,649              25,180
Benefit reserve adjustment                                                  (328,431)            (91,421)             73,673
Prepaid reinsurance adjustment                                                 3,703                 615              (1,861)
Sales inducements                                                            (30,167)            (21,576)            (32,256)
Derivatives                                                                  263,627              60,110            (211,904)
Other, net                                                                   (54,515)            (59,472)            273,527
                                                                       -------------       -------------       -------------
                                                 STATUTORY NET INCOME       $284,516            $338,711            $219,092
                                                                       -------------       -------------       -------------
GAAP Stockholder's Equity                                                 $4,153,194          $3,916,947          $3,672,466
Deferred policy acquisition costs                                         (5,187,834)         (4,583,199)         (4,508,206)
Unearned revenue reserve                                                     861,421             648,448             524,372
Deferred taxes                                                               475,659             383,837             383,486
Separate account expense allowance                                         2,473,554           2,089,536           1,946,328
Unrealized gains on investments                                               56,340            (117,113)            (46,341)
Benefit reserve adjustment                                                   (44,469)           (274,921)            (46,363)
Asset valuation reserve                                                      (46,855)            (41,544)            (34,749)
Interest maintenance reserve                                                      --                  --             (17,845)
Prepaid reinsurance premium                                                  (40,877)            (33,931)            (27,377)
Goodwill                                                                    (170,100)           (170,100)           (170,100)
Reinsurance ceded                                                               (569)           (200,371)           (200,192)
Other, net                                                                    27,124              50,090              14,787
                                                                       -------------       -------------       -------------
                                        STATUTORY CAPITAL AND SURPLUS     $2,556,588          $1,667,679          $1,490,266
                                                                       -------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2007 and 2006, the Company had $10,136,370 and $8,037,610,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2007 and 2006 totaled $31,284 and $22,702, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2007 (including general and separate account liabilities) are as follows

                                                                       % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:                   AMOUNT         TOTAL
--------------------------------------------------------------------------------
With market value adjustment:
 In a lump sum reflecting changes in interest
  rates or asset values                                    $1,367      0.00%
 In installments over 5 years or more, with or
  w/o reduction in interest rates                              --      0.00%
At book value, less current surrender charge of
 5% or more                                               783,940      1.01%
At market value                                        74,427,327     95.67%
                                                   --------------  --------
         TOTAL WITH ADJUSTMENT OR AT MARKET VALUE      75,212,634     96.68%
                                                   --------------  --------
At book value without adjustment (minimal or no
 charge or adjustment):
 In a lump sum without adjustment                         315,526      0.41%
 Installments over less than 5 years                           --      0.00%
 In a lump sum subject to a fixed surrender
  charge of less than 5%                                1,918,148      2.47%
 In a lump sum subject to a surrender charge                   --      0.00%
 All others                                                    --      0.00%
Not subject to discretionary withdrawal                   346,876      0.45%
                                                   --------------  --------
                                     TOTAL, GROSS      77,793,184    100.00%
Reinsurance ceded                                              --      0.00%
                                                   --------------  --------
                                       TOTAL, NET    $ 77,793,184    100.00%
                                                   --------------  --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)             $3,167,850
 Exhibit 5, Supplementary Contract Section, Total
  (net)                                                     5,215
 Exhibit 7, Deposit-Type Contracts Section,
  Column 1, Line 14                                        73,736
                                                   --------------
 Subtotal                                               3,246,802
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                     74,546,383
 Exhibit 3, Column 2, Line 0399999                             --
 Policyholder dividend and coupon accumulations                --
 Policyholder premiums                                         --
 Guaranteed interest contracts                                 --
 Other contract deposit funds                                  --

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2007 and 2006.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $46,855 and $41,544 as of December 31, 2007, 2006 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2007 and 2006 were $(10,988), and $(525) respectively. The 2007 and 2006 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital losses captured in the IMR, net of taxes, in 2007, 2006 and 2005 were $(10,549), $(15,707) and $(2,530), respectively. The amount of (expense) or income amortized from the IMR net of taxes in 2007, 2006 and 2005 included in the Company's Statements of Operations, was $(86), $2,664 and $7,879, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $560, $0 and $2,219 for the years ended December 31, 2007, 2006 and 2005. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $1,664, $0 and $0 for the years ended December 31, 2007, 2006 and 2005, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2007, 2006 and 2005, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as being held for hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as an asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the Statement of Admitted Assets, Liabilities and Surplus at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 97 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                               2007         2006        2005
--------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $335,302    $306,123     $301,532
Interest income from policy loans                21,532      21,199       22,418
Interest income from mortgage loans              17,414       9,591        4,933
Interest and dividends from other
 investments                                      9,101       9,577        4,968
                                            -----------  ----------  -----------
Gross investment income                         383,349     346,490      333,851
Less: investment expenses                        34,912       7,143        6,923
                                            -----------  ----------  -----------
                     NET INVESTMENT INCOME     $348,437    $339,347     $326,928
                                            -----------  ----------  -----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS

                                 2007             2006             2005
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                            $86,420         $95,839          $108,881
Gross unrealized capital
 losses                          (152,307)        (62,923)          (67,624)
                              -----------       ---------       -----------
Net unrealized capital
 (losses) gains                   (65,887)         32,916            41,257
Balance, beginning of year         32,916          41,257           221,650
                              -----------       ---------       -----------
    CHANGE IN NET UNREALIZED
     CAPITAL LOSSES ON BONDS
  AND SHORT-TERM INVESTMENTS     $(98,803)        $(8,341)        $(180,393)
                              -----------       ---------       -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                    2007            2006            2005
--------------------------------------------------------------------------------
Gross unrealized capital gains       $1,751          $3,778          $1,002
Gross unrealized capital losses     (56,041)        (36,376)        (31,971)
                                  ---------       ---------       ---------
Net unrealized capital losses       (54,290)        (32,598)        (30,969)
Balance, beginning of year          (32,598)        (30,969)        (30,975)
                                  ---------       ---------       ---------
CHANGE IN NET UNREALIZED CAPITAL
 (LOSSES) GAINS ON COMMON STOCKS
            AND PREFERRED STOCKS   $(21,692)        $(1,629)             $6
                                  ---------       ---------       ---------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                     2007            2006            2005
--------------------------------------------------------------------------------
Bonds and short-term investments    $(13,496)       $(19,176)         $(912)
Common stocks                            (11)             43             --
Preferred stocks                      (2,546)           (502)            --
Other invested assets                (72,007)        (40,976)        (7,003)
                                   ---------       ---------       --------
Realized capital losses              (88,060)        (60,611)        (7,915)
Capital gains tax benefit              4,248          (4,248)        (5,439)
                                   ---------       ---------       --------
Net realized capital losses,
 after tax                           (92,308)        (56,363)        (2,476)
Less: amounts transferred to IMR     (10,549)        (15,707)        (2,530)
                                   ---------       ---------       --------
    NET REALIZED CAPITAL (LOSSES)
                 GAINS, AFTER TAX   $(81,759)       $(40,665)           $54
                                   ---------       ---------       --------

For the years ended December 31, 2007, 2006 and 2005, sales of unaffiliated bonds and short-term investments resulted in proceeds of $1,478,584, $1,771,232 and $2,440,767, gross realized capital gains of $13,287, $9,836 and $18,351, and gross realized capital losses of $26,224, $29,012 and $19,087 respectively, before transfers to the IMR.

For the years ended December 31, 2007, 2006 and 2005, sales of common and preferred stocks resulted in proceeds of $149,356, $24,070 and $0, gross realized capital gains of $62, $43 and $0, and gross realized capital losses of $955, $502 and $0, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price, credit spread including issuer default, equity market, or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Interest rate swaps, index and total return swaps, and volatility swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using the agreed upon rates, indices, or other financial variables, and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, in return for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value and carrying value of derivative instruments used during the year are disclosed in the strategy discussion below. During the years 2007 and 2006, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments held at December 31, 2007 and 2006, were $17,006,125 and $8,246,014, respectively. The fair value of derivative instruments is based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The fair value of derivative instruments held at December 31, 2007 and 2006, were $472,283 and $212,798, respectively. As of December 31, 2007 and 2006, the average fair value for derivatives held for other investment and/or risk management activities was $314,434 and $169,198, respectively. As of December 31, 2007 and 2006, the carrying value of derivative instruments was $466,251 and $235,338, respectively. During the reporting period, the Company did not have any gains or losses recognized in unrealized gains or losses due to either a component of derivative gains or losses excluded from hedge effectiveness or due to derivatives no longer qualifying for hedge accounting.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rate cash flows. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2007 and 2006, interest rate swaps used in cash flow hedge relationships had a notional value of $150,000 and $195,000, respectively, a fair value of $(341) and $(2,860), respectively, and a carrying value of $0.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2007 and 2006, foreign currency swaps used in cash flow hedge relationships had a notional value of $192,393 and $159,723, respectively, a fair value of $(23,535) and $(19,605), respectively, and a carrying value of $(29,875) and $0, respectively.

REPLICATION TRANSACTIONS

Credit Default Swaps: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2007 and 2006, of $7,500, a fair value of $33 and $(75), respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2007 and 2006, interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $580,767 and $1,054,077, respectively, a fair value of $2,435 and $2,594, respectively, and a carrying value of $2,435 and $2,594, respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a loss of $(6,239) and $(235), respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index, or asset pool. As of December 31, 2007 and 2006, credit default swaps had a notional value of $447,700 and $88,000, respectively, a fair value of $3,597 and $(379), respectively, and a carrying value of $3,597 and $(379), respectively. For the years ended December 31, 2007, 2006 and 2005, credit derivatives reported a gain of $1,453, a loss of $(19) and a gain of $641, respectively, in realized capital gains and losses.

Futures contracts, equity index options, total return index, and interest rate swap contracts: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Australasia, and Far East ("EAFE") and equity volatility and dividend swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. In 2007, the Company entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2007 and 2006, derivative contracts in this strategy had a notional value of $14,946,569 and $5,708,864, respectively, a fair value of $495,575 and $235,076, respectively, and a carrying value of $495,575 and $235,076, respectively. For the years ended December 31, 2007, 2006 and 2005, derivative contracts in this strategy reported a loss of $(48,528), $(25,898) and $(753), respectively, in realized capital gains and losses.

Interest rate swaps: The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, interest rate swaps are used to manage duration risk between assets and liabilities. As of December 31, 2007 and 2006, interest rate swaps had a notional value of $636,500 and $616,500, respectively, a fair value of $(1,777) and $(2,941), respectively, and a carrying value of $(1,777) and $(2,941), respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a gain of $447 and $772, respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Equity index options: The Company purchases S&P 500 options contracts to economically hedge the statutory reserve impact due to a decline in the equity markets. As of December 31, 2007 and 2006, derivative contracts in this strategy had a notional value $0 and $375,850, respectively, a fair value of $0 and $1,271, respectively, and a carrying value of $0 and $1,271, respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a loss of $(16,876) and $(6,573), respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Foreign currency swaps: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2007 and 2006, foreign currency swaps had a notional value of $44,196 and $40,000, respectively, a fair value of $(3,756) and $(283), respectively, and a carrying value of $(3,756) and $(283), respectively. For the years ended December 31, 2007, 2006 and 2005, derivative contracts in this strategy reported a gain of $559, a loss of $(805) and $(1,788), respectively, in realized capital gains and losses.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2007 and 2006, the warrants had a notional value of $500, a fair value of $52 and $0, respectively, and a carrying value of $52 and $0, respectively. There were no realized gains and losses during the years 2007, 2006 and 2005.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10,000. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's capital and surplus other than U.S. government, certain U.S. government agencies and short term investment pool as of December 31, 2007 and 2006.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                             $21,766                 $489                    $ --             $22,255
 -- Guaranteed and sponsored -- asset-backed             610,221                8,476                  (3,611)            615,086
States, municipalities and political subdivisions         36,155                   --                  (1,693)             34,462
International governments                                 16,739                  439                    (102)             17,076
Public utilities                                         467,158                3,364                 (11,666)            458,856
All other corporate -- excluding asset-backed          2,156,711               47,235                 (40,854)          2,163,092
All other corporate -- asset-backed                    2,296,880               26,417                 (94,381)          2,228,916
Short-term investments                                   476,505                   --                      --             476,505
                                                   -------------            ---------            ------------       -------------
           TOTAL BONDS AND SHORT-TERM INVESTMENTS     $6,082,135              $86,420               $(152,307)         $6,016,248
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                                           UNREALIZED             UNREALIZED            FAIR
                                                       COST                   GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                              $6,662               $1,425                     $(3)             $8,084
Common stock -- affiliated                                36,884                   --                 (30,221)              6,663
                                                   -------------            ---------            ------------       -------------
                              TOTAL COMMON STOCKS        $43,546               $1,425                $(30,224)            $14,747
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                         $301,811                 $326                $(25,817)           $276,320
                                                   -------------            ---------            ------------       -------------
                           TOTAL PREFERRED STOCKS       $301,811                 $326                $(25,817)           $276,320
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                             $24,639                   $2                   $(172)            $24,469
 -- Guaranteed and sponsored -- asset-backed             669,419                5,876                  (7,797)            667,498
States, municipalities and political subdivisions         36,164                   --                  (1,267)             34,897
International governments                                 37,345                1,704                    (447)             38,602
Public utilities                                         450,849                7,852                  (8,749)            449,952
All other corporate -- excluding asset-backed          2,118,796               56,768                 (29,167)          2,146,397
All other corporate -- asset-backed                    1,672,157               23,637                 (15,324)          1,680,470
Short-term investments                                   395,954                   --                      --             395,954
Parents, subsidiaries and affiliates                      27,225                   --                      --              27,225
                                                   -------------            ---------            ------------       -------------
           TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,432,548              $95,839                $(62,923)         $5,465,464
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                                           UNREALIZED             UNREALIZED            FAIR
                                                       COST                   GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                              $5,922               $1,448                     $(9)             $7,361
Common stock -- affiliated                                36,884                   --                 (31,069)              5,815
                                                   -------------            ---------            ------------       -------------
                              TOTAL COMMON STOCKS        $42,806               $1,448                $(31,078)            $13,176
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                         $232,674               $2,330                 $(5,298  )         $229,706
                                                   -------------            ---------            ------------  ---  -------------
                           TOTAL PREFERRED STOCKS       $232,674               $2,330                 $(5,298  )         $229,706
                                                   -------------            ---------            ------------  ---  -------------

The statement value and estimated fair value of bonds at December 31, 2007 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                       STATEMENT     ESTIMATED
                                                         VALUE       FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                                   $794,682      $790,941
Due after one year through five years                    1,960,800     1,937,752
Due after five years through ten years                   2,005,158     1,981,594
Due after ten years                                      1,321,495     1,305,961
                                                      ------------  ------------
                                               TOTAL    $6,082,135    $6,016,248
                                                      ------------  ------------

At December 31, 2007 and 2006, securities with a statement value of $3,805 and $3,509, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 9.38% and 5.26% during 2007 and 2006. During 2007 and 2006, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2007 and 2006, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2007 and 2006, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2007 and 2006.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2007, 2006 and 2005.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                              2007                             2006
                                                                  STATEMENT          ESTIMATED     STATEMENT          ESTIMATED
                                                                    VALUE            FAIR VALUE      VALUE            FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                                  $6,082,135          6,016,248    $5,432,548          5,465,464
 Preferred stocks                                                     301,811            276,320       232,674            229,706
 Common stocks                                                         14,747             14,747        13,176             13,176
 Mortgage loans                                                       350,528            351,604       160,595            159,537
 Derivative related assets (1)                                        473,685            479,381       244,422            244,422
 Policy loans                                                         343,773            343,773       324,631            324,631
 Other invested assets                                                183,719            183,719        26,759             26,759
LIABILITIES
 Liability for deposit type contracts                                 $73,736            $73,736       $80,785            $80,785
 Derivative related liabilities (1)                                     7,434              6,790         9,084              9,084
                                                                 ------------       ------------  ------------       ------------

(1) Included derivatives held for other investment and risk management activities as of December 31, 2007 and 2006, with a fair value asset position of $490,565 and $244,422, respectively, and a liability position of $5,561 and $9,084, respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2007 and 2006. These derivatives are not reported on the balance sheet and have a fair value as of December 31, 2007 and 2006, of $(308) and ($22,540), respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's investment portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2007 and 2006, the statement value of the loaned securities was approximately $388,666 and $75,823, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $489, $192 and $159 for the years ended December 31, 2007, 2006 and 2005, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2007 and 2006, collateral pledged of $10,939 and $7,889, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2007 and 2006, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $799,664 and $217,287, respectively. At December 31, 2007 and 2006, cash collateral of $667,016 and $172,047, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2007 and 2006. As of December 31, 2007 and 2006, all collateral accepted was held in separate custodial accounts.

(1) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2007 and 2006.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007:

                                       LESS THAN 12 MONTHS                        12 MONTHS OR MORE
                           AMORTIZED          FAIR          UNREALIZED        AMORTIZED          FAIR
                             COST             VALUE           LOSSES            COST             VALUE
---------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored               $ --                    $ --             $ --             $110             $110
 -- guaranteed &
  sponsored - -
   asset-backed                44,618           44,107             (511)         190,627          187,527
States, municipalities &
 political subdivisions        35,000           33,354           (1,646)           1,155            1,108
International
 Governments                       --               --               --           14,074           13,972
Public utilities              172,959          166,639           (6,320)         111,623          106,277
All other corporate
 including international      627,727          609,966          (17,761)         477,236          454,143
All other
 corporate-asset-backed     1,053,508          974,477          (79,031)         475,498          460,148
                          -----------      -----------      -----------      -----------      -----------
  TOTAL FIXED MATURITIES    1,933,812        1,828,543         (105,269)       1,270,323        1,223,285
Common stock --
 unaffiliated                      --               --               --                3               --
Common stock --
 affiliated                        --               --               --           36,884            6,663
Preferred stock --
 unaffiliated                 207,806          188,684          (19,122)          69,480           62,785
                          -----------      -----------      -----------      -----------      -----------
            TOTAL EQUITY      207,806          188,684          (19,122)         106,367           69,448
                          -----------      -----------      -----------      -----------      -----------
        TOTAL SECURITIES   $2,141,618       $2,017,227        $(124,391)      $1,376,690       $1,292,733
                          -----------      -----------      -----------      -----------      -----------

                            12 MONTHS OR MORE                         TOTAL
                                  UNREALIZED       AMORTIZED          FAIR          UNREALIZED
                                    LOSSES           COST             VALUE           LOSSES
------------------------  -------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                             $ --             $110             $110             $ --
 -- guaranteed &
  sponsored - -
   asset-backed                       (3,100)         235,245          231,634           (3,611)
States, municipalities &
 political subdivisions                  (47)          36,155           34,462           (1,693)
International
 Governments                            (102)          14,074           13,972             (102)
Public utilities                      (5,346)         284,582          272,916          (11,666)
All other corporate
 including international             (23,093)       1,104,963        1,064,109          (40,854)
All other
 corporate-asset-backed              (15,350)       1,529,006        1,434,625          (94,381)
                                  ----------      -----------      -----------      -----------
  TOTAL FIXED MATURITIES             (47,038)       3,204,135        3,051,828         (152,307)
Common stock --
 unaffiliated                             (3)               3               --               (3)
Common stock --
 affiliated                          (30,221)          36,884            6,663          (30,221)
Preferred stock --
 unaffiliated                         (6,695)         277,286          251,469          (25,817)
                                  ----------      -----------      -----------      -----------
            TOTAL EQUITY             (36,919)         314,173          258,132          (56,041)
                                  ----------      -----------      -----------      -----------
        TOTAL SECURITIES            $(83,957)      $3,518,308       $3,309,960        $(208,348)
                                  ----------      -----------      -----------      -----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2007, fixed maturities, comprised of approximately 590 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The remaining 14% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than twelve months. There were no fixed maturities or equity securities as of December 31, 2007, with a fair value less than 80% of the security's amortized cost for more than six continuous months other than certain asset backed securities ("ABS") and collateralized mortgage backed securities ("CMBS") accounted for under SSAP No. 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than-temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 245 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 85% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 75% had a credit rating of BBB or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 350 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the industrial and financial services sector and ABS. The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the results of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. However, commercial real estate fundamentals still appear strong with delinquencies, defaults and losses holding to relatively low levels. Substantially all of these securities are investment grade securities with an average price of 95% of amortized cost as of December 31, 2007. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements and changes in interest rates. Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade with an average price of 95% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                          LESS THAN 12 MONTHS                          12 MONTHS OR MORE
                           AMORTIZED          FAIR              UNREALIZED       AMORTIZED          FAIR
                             COST             VALUE               LOSSES           COST             VALUE
----------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                    $7,988           $7,967                $(21)         $11,657          $11,506
 -- guaranteed &
  sponsored --  asset-
  backed                       57,489           56,968                (521)         302,471          295,195
States, municipalities &
 political subdivisions        26,164           25,591                (573)          10,000            9,306
International
 Governments                       --               --                  --           14,663           14,216
Public utilities               99,646           98,353              (1,293)         171,165          163,709
All other corporate
 including international      465,006          459,063              (5,943)         671,415          648,191
All other corporate --
 asset-backed                 317,346          314,913              (2,433)         561,586          548,695
                          -----------      -----------          ----------      -----------      -----------
  TOTAL FIXED MATURITIES      973,639          962,855             (10,784)       1,742,957        1,690,818
Common stock --
  unaffiliated                     --               --                  --              516              507
Common stock --
 affiliated                        --               --                  --           36,884            5,815
Preferred stock --
  unaffiliated                 83,674           82,501              (1,173)          99,048           94,923
                          -----------      -----------          ----------      -----------      -----------
            TOTAL EQUITY       83,674           82,501              (1,173)         136,448          101,245
                          -----------      -----------          ----------      -----------      -----------
        TOTAL SECURITIES   $1,057,313       $1,045,356            $(11,957)      $1,879,405       $1,792,063
                          -----------      -----------          ----------      -----------      -----------

                          12 MONTHS OR MORE                              TOTAL
                              UNREALIZED        AMORTIZED            FAIR                UNREALIZED
                                LOSSES            COST               VALUE                 LOSSES
------------------------  -------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                        $(151)           $19,645            $19,473                  $(172)
 -- guaranteed &
  sponsored --  asset-
  backed                          (7,276)           359,960            352,163                 (7,797)
States, municipalities &
 political subdivisions             (694)            36,164             34,897                 (1,267)
International
 Governments                        (447)            14,663             14,216                   (447)
Public utilities                  (7,456)           270,811            262,062                 (8,749)
All other corporate
 including international         (23,224)         1,136,421          1,107,254                (29,167)
All other corporate --
 asset-backed                    (12,891)           878,932            863,608                (15,324)
                              ----------      -------------      -------------          -------------
  TOTAL FIXED MATURITIES         (52,139)         2,716,596          2,653,673                (62,923)
Common stock --
  unaffiliated                        (9)               516                507                     (9)
Common stock --
 affiliated                      (31,069)            36,884              5,815                (31,069)
Preferred stock --
  unaffiliated                    (4,125)           182,722            177,424                 (5,298)
                              ----------      -------------      -------------          -------------
            TOTAL EQUITY         (35,203)           220,122            183,746                (36,376)
                              ----------      -------------      -------------          -------------
        TOTAL SECURITIES        $(87,342)        $2,936,718         $2,837,419               $(99,299)
                              ----------      -------------      -------------          -------------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2006, fixed maturities represented approximately 63% of the Company's total unrealized loss amount which was comprised of approximately 590 different securities. Approximately 90% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $2,359.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 190 securities of which 96%, or $10,407, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 400 securities. Of the twelve months or more unrealized loss amount 91%, or $47,628, was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                                  2007              2006
--------------------------------------------------------------------------------
Total of all deferred tax assets (admitted
 and non-admitted)                                $610,815         $598,106
Total of all deferred tax liabilities             (116,655)         (44,644)
                                              ------------       ----------
Net deferred assets (admitted and
 non-admitted)                                     494,160          553,462
Net admitted deferred assets                       145,516           91,537
                                              ------------       ----------
Total deferred tax assets non-admitted            $348,644         $461,925
Increase in deferred taxes non-admitted          $(113,281)         $46,114
                                              ------------       ----------

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                         2007       2006            2005
--------------------------------------------------------------------------------
Federal                                  $88,449    $31,961         $42,463
Federal income tax on capital gains        4,248     (4,248)         (5,439)
                                       ---------  ---------       ---------
        CURRENT INCOME TAXES INCURRED    $92,697    $27,713         $37,024
                                       ---------  ---------       ---------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                        2007         2006         CHANGE
--------------------------------------------------------------------------------
Reserves                                 $25,989      $50,141      $(24,152)
Tax DAC                                  283,943      266,428        17,515
Unrealized Losses                         54,684       28,465        26,219
Bonds and Other Investments               53,588       30,220        23,368
Minimum Tax Credit/Foreign Tax
 Credits                                 164,056      184,765       (20,709)
Other                                     28,555       38,087        (9,532)
                                     -----------  -----------  ------------
          TOTAL DEFERRED TAX ASSETS     $610,815     $598,106       $12,709
                                     -----------  -----------  ------------
   DEFERRED TAX ASSETS NON-ADMITTED     $348,644     $461,925     $(113,281)
                                     -----------  -----------  ------------

Deferred tax liabilities resulting from book/tax difference:

                                 2007              2006            CHANGE
--------------------------------------------------------------------------------
Bonds and Other Investments          $ --         $(21,397)         $21,397
Accrued Deferred
 Compensation                      (2,153)          (4,627)           2,474
Reserves                          (87,097)              --          (87,097)
Deferred and Uncollected          (19,853)         (17,661)          (2,192)
Other                              (7,552)            (959)          (6,593)
                             ------------       ----------       ----------
         TOTAL DEFERRED TAX
                LIABILITIES     $(116,655)        $(44,644)        $(72,011)
                             ------------       ----------       ----------
TOTAL ADMITTED DEFERRED TAX
                     ASSETS      $145,516          $91,537          $53,979
                             ------------       ----------       ----------

                                  2007              2006           CHANGE
--------------------------------------------------------------------------------
Total deferred tax assets         $610,815         $598,106         $12,709
Total deferred tax
 liabilities                      (116,655)         (44,644)        (72,011)
                               -----------       ----------       ---------
Net deferred tax asset
 (liability)                      $494,160         $553,462        $(59,302)
Adjust for stock compensation
 transfer                                                             2,630
Adjust for change in deferred
 tax on unrealized gains
 (losses)                                                           (26,219)
                                                                  ---------
Adjustment change in net
 deferred income tax                                               $(82,891)
                                                                  ---------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax Expense for the following reasons:

                                             EFFECTIVE                            EFFECTIVE                            EFFECTIVE
                           2007               TAX RATE         2006               TAX RATE          2005               TAX RATE
------------------------------------------------------------------------------------------------------------------------------------
Tax provision at
 statutory rate            $132,025              35.0%         $128,249              35.0%           $89,641              35.0%
Tax preferred
 investments               (100,000)            (26.5)%        (107,070)            (29.2)%         (114,783)            (44.8)%
IMR adjustment               (3,662)             (1.0)%          (6,430)             (1.8)%           (3,643)             (1.4)%
Gain on reinsurance
 booked to surplus           68,051              18.0%               --                --                 --                --
Correction of deferred
 balances                     8,698               2.3%               --                --                 --                --
2005 Tax Return true
 up adjustment                   --                --            (3,636)             (1.0)%               --                --
Foreign Tax Credits         (12,692)             (3.3)%         (11,157)             (3.0)%               --                --
Change in basis of
 reserves booked to
 surplus                     82,901              22.0%               --                --                 --                --
Other                           267               0.1%           (2,719)             (0.7)%           (1,526)             (0.6)%
                        -----------            ------       -----------            ------        -----------            ------
                 TOTAL     $175,588              46.6%          $(2,763)             (0.7)%         $(30,311)            (11.8)%
                        -----------            ------       -----------            ------        -----------            ------

                                              EFFECTIVE                         EFFECTIVE                           EFFECTIVE
                                 2007         TAX RATE         2006              TAX RATE         2005              TAX RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                     $92,697        24.6%         $27,713              6.8%          $37,025              14.4%
Adjusted change in net
 deferred income taxes             82,891        22.0%         (30,476)            (7.5)%         (67,336)            (26.2)%
                              -----------       -----       ----------            -----        ----------            ------
TOTAL STATUTORY INCOME TAXES     $175,588        46.6%         $(2,763)            (0.7)%        $(30,311)            (11.8)%
                              -----------       -----       ----------            -----        ----------            ------

(e) As of December 31, 2007, the Company had no operating loss carry forward and no foreign tax credit carryforward.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2007                                        $66,530
2006                                        $61,303
2005                                        $41,532

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent the losses provide a benefit in the consolidated return. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $248,182 in 2007, an increase of $7,492 from the 2006 balance of $240,690. The total amount of reinsurance credits taken for this agreement is $381,819 in 2007, an increase of $11,527 from the 2006 balance of $370,292.

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefits ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company.

In connection with the Reinsurance Agreement, the Company collected premiums of $47,999 as of December 31, 2007, and $5,313, net of the recaptured premiums, as of December 31, 2006 and holds reserves of $66,677 and $28,863 at December 31, 2007 and 2006, respectively.

Effective September 30, 2007, the Company entered into another reinsurance agreement where HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. In connection with this agreement, the Company collected premiums of $8,416 as of December 31, 2007 and holds reserves of $8,429 at December 31, 2007.

The amount of reinsurance recoverables from reinsurers was $27,577 and $11,213 at December 31, 2007 and 2006, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and
 Accident and Health Policies                                         $6,974,834    $1,050,543    $(2,049,303)         $5,976,074
Policy and Contract Claim Liabilities                                    $47,256       $14,423       $(30,399)            $31,281
Premium and Annuity Considerations                                   $11,045,000      $241,808      $(973,307)        $10,313,501
Death, Annuity, Disability and Other Benefits                           $334,482      $115,945      $(101,185)           $349,242
Surrenders and Other Fund Withdrawals                                $10,633,115      $624,725    $(1,729,032)         $9,528,808

                                                                       DIRECT        ASSUMED         CEDED               NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and Accident and Health Policies           $6,189,958    $1,385,824    $(1,152,935)        $6,422,847
Policy and Contract Claim Liabilities                                     $51,900       $13,508       $(32,773)           $32,635
Premium and Annuity Considerations                                     $9,936,139      $210,011      $(303,845)        $9,842,305
Death, Annuity, Disability and Other Benefits                            $275,788      $106,626       $(83,321)          $299,093
Surrenders and Other Fund Withdrawals                                 $10,086,669      $673,938    $(1,706,377)        $9,054,230

                                                                        DIRECT       ASSUMED         CEDED               NET
---------------------------------------------------------------------------------------------------------------------------------
2005
Aggregate Reserves for Life and
 Accident and Health Policies                                          $5,709,495    $1,474,084    $(1,033,127)        $6,150,452
Policy and Contract Claim Liabilities                                     $21,717        $9,087        $(5,885)           $24,919
Premium and Annuity Considerations                                     $9,133,178      $270,423      $(251,264)        $9,152,337
Death, Annuity, Disability and Other Benefits                            $214,103      $115,716       $(49,707)          $280,112
Surrenders and Other Fund Withdrawals                                  $7,991,353      $624,025    $(1,640,814)        $6,974,564

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2007
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,418               $3,775
Ordinary Renewal                                45,181               52,893
Group Life                                          30                   56
                                             ---------            ---------
                                      TOTAL    $48,629              $56,724
                                             ---------            ---------

                                                            2006
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,060               $4,785
Ordinary Renewal                                38,012               45,615
Group Life                                          32                   60
                                             ---------            ---------
                                      TOTAL    $42,104              $50,460
                                             ---------            ---------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd. The HL Investment Advisors, Inc. bond was sold in December 2007.

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement is $194,430 and is identified separately on the Admitted Assets, Liabilities and Surplus statement. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

At December 31, 2007 and 2006, the Company reported $32,272 and $10,339, respectively, as a receivable from and $41,011 and $30,498, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $12,807, $10,717 and $8,226 for 2007, 2006 and 2005, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2007, 2006 or 2005.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2007 and 2006 and 2005 was $5,528 and $4,113 and $3,326,
respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2007 and 2006, dividends of $207,000 and $115,000, respectively, were paid. In 2005, no dividends were paid or declared. The amount available for dividends in 2008 is approximately $366,275.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $114,240.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $81,072,392 and $76,317,895 as of December 31, 2007 and 2006, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,542,870, $1,378,577 and $1,369,610 for the years ended December 31, 2007, 2006 and 2005, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2007 is as follows:

                                                              NONINDEXED
                                                              GUARANTEED                                NON-
                                                              LESS THAN           NONINDEXED         GUARANTEED
                                                               OR EQUAL           GUARANTEED          SEPARATE
                                                                TO 4%            MORE THAN 4%         ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits for the year ended
 2006                                                            $ --                $ --              $7,121,542      $7,121,542
2. Reserves @ year end                                             --                  --                      --              --
  I. For accounts with assets at:                                  --                  --                      --              --
      a. Market value                                              --                  --              78,639,797      78,639,797
      b. Amortized cost                                            --                  --                      --              --
                                                                 ----                ----          --------------  --------------
      c. Total reserves                                          $ --                $ --             $78,639,797     $78,639,797
                                                                 ----                ----          --------------  --------------
  II. By withdrawal characteristics:
      a. Subject to discretionary withdrawal                     $ --                $ --                    $ --            $ --
      b. With MVA adjustment                                       --                  --                      --              --
      c. @ BV without MV adjustment and with surrender
       charge of 5% or more                                        --                  --                      --              --
      d. @ Market value                                            --                  --              78,520,741      78,520,741
      e. @ BV without MV adjustment and with surrender
       charge less than 5%                                         --                  --                      --              --
                                                                 ----                ----          --------------  --------------
      f. Subtotal                                                $ --                $ --             $78,520,741     $78,520,741
      g. Not subject to discretionary withdrawal                   --                  --                 119,056         119,056
                                                                 ----                ----          --------------  --------------
      h. Total                                                   $ --                $ --             $78,639,797     $78,639,797
                                                                 ----                ----          --------------  --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $7,121,542          $6,907,635          $6,181,003
Transfer from Separate Accounts                                           (7,340,251)         (7,637,822)         (5,041,408)
                                                                       -------------       -------------       -------------
Net Transfer (from) to Separate Accounts                                    (218,708)           (730,187)          1,139,595
Internal Exchanges & Other Separate Account Activity                         (18,445)             55,063              52,973
                                                                       -------------       -------------       -------------
Transfer (from) to Separate Accounts on the Statement of Operations        $(237,153)          $(675,124)         $1,192,568
                                                                       -------------       -------------       -------------

11. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result reported reserves have been understated and surplus has been overstated. The correction related to prior years was booked directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus have been understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656. The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through the second quarter of 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $519, $308 and $1,450 in 2007, 2006 and 2005, respectively, of which $480, $279 and
$1,020 in 2007, 2006 and 2005, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,881 and $3,914 as of December 31, 2007 and 2006, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $12,104, $15,719 and $16,470 in 2007, 2006 and 2005,
respectively. Future minimum rental commitments are as follows:

2008                                7,870
2009                                5,068
2010                                3,654
2011                                2,246
Thereafter                          1,482
                                ---------
Total                             $20,320
                                ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $4,953, $4,891 and $12,860 in 2007, 2006 and
2005, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and the Company expects the audit to be concluded in early 2008. The 2004 through 2006 examination will begin in 2008. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

(E) FUNDING OBLIGATION

At December 31, 2007, the Company had an outstanding commitment totaling $16,373, of which $10,532 related to funding limited partnership investments and $5,841 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2007
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,359
 Bonds Exempt from U.S. Tax                                              45
 Other Bonds (unaffiliated)                                         311,409
 Bonds of Affiliates                                                    910
 Preferred Stocks (unaffiliated)                                     15,327
 Preferred Stocks of affiliates                                          --
 Common Stocks (unaffiliated)                                           748
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                      17,414
 Real Estate                                                          1,805
 Contract loans                                                      21,532
 Cash/short-term Investments                                         20,579
 Derivative Instruments                                             (16,152)
 Other Invested Assets                                                   --
 Aggregate Write-ins for Investment Income                            7,373
                                                              -------------
 GROSS INVESTMENT INCOME                                            383,349
 Less: Investment Expenses                                           34,912
                                                              -------------
                                       NET INVESTMENT INCOME       $348,437
                                                              -------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $27,569
                                                              -------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                     $14,319
 Residential Mortgages                                                   --
 Commercial Mortgages                                               336,209
                                        TOTAL MORTGAGE LOANS       $350,528
                                                              -------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $350,528
 Good Standing with Restructured Terms                                   --
 Interest Overdue More Than 90 Days                                      --
 Not In Foreclosure                                                      --
 Foreclosure In Process                                                  --
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                           $9,672
                                                              -------------
COLLATERAL LOANS                                                       $ --
                                                              -------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
BOOK VALUE:
 Bonds                                                                 $ --
 Preferred Stocks                                                        --
 Common Stocks                                                        6,663
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                       $794,682
 Over 1 year through 5 years                                      1,960,800
 Over 5 years through 10 years                                    2,005,158
 Over 10 years through 20 years                                     617,377
 Over 20 years                                                      704,118
                                                              -------------
                                           TOTAL BY MATURITY     $6,082,135
                                                              -------------
By Class -- Statement Value
 Class 1                                                         $4,518,111
 Class 2                                                          1,377,489
 Class 3                                                            163,975
 Class 4                                                             17,394
 Class 5                                                              4,286
 Class 6                                                                880
                                                              -------------
                                              TOTAL BY CLASS     $6,082,135
                                                              -------------

Total Publicly Traded                                                 $4,285,074
Total Privately Placed                                                 1,797,061
                                                                   -------------
                                              TOTAL BY MAJOR TYPE     $6,082,135
                                                                   -------------
INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                                    $301,811
 Common Stocks -- Market Value                                            14,747
 Short-Term Investments -- Book Value                                    476,505
 Options, Caps, and Floors Owned -- Statement Value                      404,762
 Options, Caps, and Floors Written and Inforce -- Statement Value             --
 Collar, Swap, and Forward Agreements Open -- Statement Value             61,489
 Financial Futures Contracts Open -- Current Value                       399,820
 Cash on Deposit                                                          71,359
 Cash Equivalents                                                         17,419
LIFE INSURANCE IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                             79,464,073
 Credit Life                                                                  --
 Group Life                                                              197,838
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                       $52,276
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                              5,347,444
 Credit Life                                                                  --
 Group Life                                                                5,670
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                            $1
 Income Payable                                                            3,390
Group -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Group -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $45,960
 Deferred -- Fully Paid Account Balance                               80,673,716
 Deferred -- Not Fully Paid -- Account Balance                            95,478
Group:
 Amount of Income Payable                                                    $79
 Fully Paid Account Balance                                              355,682
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Group                                                                      $ --
 Credit                                                                       --
 Ordinary                                                                  1,127
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $39,202
 Dividend Accumulations -- Account Balance                                   129

CLAIM PAYMENTS:
Group Accident & Health
 2007                                                                       $ --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 Prior                                                                        --
Other Accident & Health
 2007                                                                       $563
 2006                                                                        257
 2005                                                                        112
 2004                                                                         33
 2003                                                                        145
 Prior                                                                       766
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2007                                                                       $ --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2007
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                       ADMITTED ASSETS AS
                                                                   GROSS INVESTMENT                     REPORTED IN THE
                                                                       HOLDINGS                         ANNUAL STATEMENT
                  INVESTMENTCATEGORIES                       AMOUNT             PERCENTAGE       AMOUNT             PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
1. Bonds:
  1.1 U.S. treasury securities                                 $21,767               0.3           $21,767               0.3
  1.2 U.S. government agency obligations (excluding
   mortgage-backed securities):
     1.21 issued by U.S. government agencies                        --                --                --                --
     1.22 issued by U.S. government sponsored agencies              --                --                --                --
  1.3 Foreign government (including Canada, excluding            5,071               0.1             5,071               0.1
   mortgage-backed securities)
  1.4 Securities issued by states, territories and
   possessions and political subdivisions in the U.S:
     1.41 State, territories, and possessions general            1,155                --             1,155                --
      obligations
     1.42 Political subdivisions of states, territories             --                --                --                --
      & possessions & political subdivisions general
      obligations
     1.43 Revenue and assessment obligations                    35,000               0.4            35,000               0.4
     1.41 Industrial development and similar obligations            --                --                --                --
  1.5 Mortgage-backed securities (includes residential
   and commercial MBS):
     1.51 Pass-through securities:
         1.511 Issued or guaranteed by GNMA                     18,344               0.2            18,344               0.2
         1.512 Issued or guaranteed bly FNMA and FHLMC         377,186               4.8           377,186               4.8
         1.513 All other                                            --                --                --                --
     1.52 CMOs and REMICs:
         1.521 Issued or guaranteed by GNMA, FNMA, and         148,490               1.9           148,490               1.9
          FHLMC or VA
         1.522 Issued by non-U.S. Government issuers and            --                --                --                --
          collateralized by MBS issued or guaranteed by
          GNMA, FNMA, FHLMC or VA
         1.523 All other                                     2,089,693              26.7         2,089,693              26.7
2. Other debt and other fixed income securities
 (excluding short-term):
  2.1 Unaffiliated domestic securities (includes credit      1,821,585              23.2         1,821,585              23.2
   tenant loans rated by the SVO)
  2.2 Unaffiliated foreign securities                        1,087,341              13.9         1,087,341              13.9
  2.3 Affiliated securities                                         --                --                --                --
3. Equity Interests:
  3.1 Investment in mutual funds                                 8,084               0.1             8,084               0.1
  3.2 Preferred stocks:
     3.21 Affiliated                                                --                --                --                --
     3.22 Unaffiliated                                         301,811               3.9           301,811               3.9
  3.3 Publicly traded securities (excluding preferred
   stocks):
     3.31 Affiliated                                                --                --                --                --
     3.32 Unaffiliated                                              --                --                --                --
  3.4 Other equity securities:
     3.41 Affiliated                                             6,663               0.1             6,663               0.1
     3.42 Unaffiliated                                              --                --                --                --
  3.5 Other equity securities including tangible
   personal property under lease:
     3.51 Affiliated                                                --                --                --                --
     3.52 Unaffiliated                                              --                --                --                --
4. Mortgage loans:
  4.1 Construction and land development                             --                --                --                --
  4.2 Agricultural                                                  --                --                --                --
  4.3 Single family residential properties                          --                --                --                --
  4.4 Multifamily residential properties                            --                --                --                --
  4.5 Commercial loans                                         350,528               4.5           350,528               4.5
  4.6 Mezzanine real estate loans                                   --                --                --                --
5. Real estate investments
  5.1 Property occupied by company                              27,569               0.4            27,569               0.4
  5.2 Property held for production of income                        --                --                --                --
  5.3 Property held for sale                                        --                --                --                --
6. Policy Loans                                                343,773               4.4           343,773               4.4
7. Receivables for securities                                  146,476               1.9           146,476               1.9
8. Cash and short-term investments                             565,283               7.2           565,283               7.2
9. Other invested assets                                       483,357               6.2           483,357               6.2
                                                          ------------            ------       -----------            ------
10. TOTAL INVESTED ASSETS                                   $7,839,176             100.0        $7,839,176             100.0
                                                          ------------            ------       -----------            ------

                SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES

                                  Due April 1
                      For the year ended December 31, 2007
                 Of HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               Address (City, State, Zip Code): SIMSBURY CT 06089

    NAIC Group Code        0091        NAIC Company Code         71153              Employer's ID Number               39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on        $8,275,384,866
 Page 2 of this annual statement.

2.   Ten largest exposures to a single issuer/borrower/investment.

                                                                                                    4
                                                                                                PERCENTAGE
                                                             2                                   OF TOTAL
                        1                               DESCRIPTION                3             ADMITTED
                     ISSUER                             OF EXPOSURE             AMOUNT            ASSETS
---------------------------------------------------------------------------------------------------------------------------------
  2.01 SHORT TERM INVESTMENT POOL (STIP)           BOND                         $297,454,961           3.594  %
  2.02 GOLDENTREE LOAN OPPORTUNITIES               BOND                         $125,000,000           1.511  %
  2.03 JP MORGAN TREASURY PLUS                     BOND                          $79,293,511           0.958  %
  2.04 NORTHWOODS CAPITAL LTD WOODS_07-8A          BOND                          $75,000,000           0.906  %
  2.05 BANK OF NEW YORK CASH RESERVE ACCT          BOND                          $62,599,084           0.756  %
  2.06 HTFD REGENCY CENTERS FIXED LIFE             MORTGAGE LOAN                 $60,000,000           0.725  %
  2.07 UNION PACIFIC CORPORATION                   BOND                          $60,000,000           0.725  %
  2.08 HUTCHISON WHAMPOA LIMITED                   BOND                          $56,650,421           0.685  %
  2.09 CBS CORP                                    BOND                          $55,160,453           0.667  %
  2.10 PARCS LTD                                   BOND                          $49,825,283           0.602  %

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

BONDS                                                                  1                           2
---------------------------------------------------------------------------------------------------------------------------------
  3.01 NAIC-1                                                                $4,518,110,874          54.597  %
  3.02 NAIC-2                                                                $1,377,489,022          16.646  %
  3.03 NAIC-3                                                                  $163,975,331           1.981  %
  3.04 NAIC-4                                                                   $17,394,081           0.210  %
  3.05 NAIC-5                                                                    $4,285,823           0.052  %
  3.06 NAIC-6                                                                      $880,000           0.011  %

PREFERRED STOCKS                                                       3                           4
---------------------------------------------------------------------------------------------------------------------------------
  3.07 P/RP-1                                                                  $147,902,029           1.787  %
  3.08 P/RP-2                                                                  $122,237,327           1.477  %
  3.09 P/RP-3                                                                   $31,362,160           0.379  %
  3.10 P/RP-4                                                                             $           0.000  %
  3.11 P/RP-5                                                                      $309,220           0.004  %
  3.12 P/RP-6                                                                             $           0.000  %

4.   Assets held in foreign investments:

  4.01 Are assets held in foreign                             Yes / / No x
   investments less than 2.5% of the
   reporting entity's total admitted
   assets?
  4.02 Total admitted assets held in         $1,074,069,210          12.979%
   foreign investments
  4.03 Foreign-currency-denominated            $248,406,483           3.002%
   investments
  4.04 Insurance liabilities denominated                  $           0.000%
   in that same foreign currency
  If response to 4.01 above is yes,
   responses are not required for
   interrogatories 5-10.

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                       1                           2
---------------------------------------------------------------------------------------------------------------------------------
  5.01 Countries rated NAIC-1                                                $1,074,069,210          12.979%
  5.02 Countries rated NAIC-2                                                             $           0.000%
  5.03 Countries rated NAIC-3 or below                                                    $           0.000%

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                          1                           2
                                                       ---------------------------------------  --------------
     Countries rated NAIC-1:
  6.01 Country: CAYMAN ISLANDS                                                    $289,516,077           3.499%
  6.02 Country: UNITED KINGDOM                                                    $168,863,880           2.041%
     Countries rated NAIC-2:
  6.03 Country:                                                                              $           0.000%
  6.04 Country:                                                                              $           0.000%
     Countries rated NAIC-3 or below:
  6.05 Country:                                                                              $           0.000%
  6.06 Country:                                                                              $           0.000%

                                                                       1                           2
---------------------------------------------------------------------------------------------------------------------------------
7.   Aggregate unhedged foreign currency exposure:                                        $           0.000%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

  8.01 Countries rated NAIC-1                                                                $           0.000%
  8.02 Countries rated NAIC-2                                                                $           0.000%
  8.03 Countries rated NAIC-3 or below                                                       $           0.000%

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                        1                           2
---------------------------------------------------------------------------------------------------------------------------------
     Countries rated NAIC-1:
  9.01 Country:                                                                            $           0.000%
  9.02 Country:                                                                            $           0.000%
     Countries rated NAIC-2:
  9.03 Country:                                                                            $           0.000%
  9.04 Country:                                                                            $           0.000%
     Countries rated NAIC-3 or below:
  9.05 Country:                                                                            $           0.000%
  9.06 Country:                                                                            $           0.000%

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                 1                        2
              ISSUER                 NAIC RATING        3             4
------------------------------------------------------------------------------------------------
  10.01 GOLDENTREE LOAN              1FE           $125,000,000         1.511%
   OPPORTUNITIES
  10.02 NORTHWOODS CAPITAL LTD       1FE            $75,000,000         0.906%
   WOODS_07-8A
  10.03 HUTCHISON WHAMPOA LIMITED    1FE            $56,650,421         0.685%
  10.04 TELECOM ITALIA S.P.A         2FE            $36,039,407         0.436%
  10.05 COCA-COLA AMATIL LIMITED     1              $34,632,536         0.419%
  10.06 EDIZIONE HOLDING             1FE            $29,241,006         0.353%
  10.07 LLOYDS TSB GROUP PLC         PIA            $27,478,825         0.332%
  10.08 CENT CDO 14 LTD              IFE            $25,200,000         0.305%
  10.09 FRANCE TELECOM               IFE            $24,303,826         0.294%
  10.10 CREDIT AGRICOLE SA           PILFE         $20,000,000          0.242%

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

  11.01 Are assets held in Canadian                             Yes / / No x
   investments less than 2.5% of the
   reporting entity's total admitted assets?
   If response to 11.01 is yes, detail is not
   required for the remainder of
   Interrogatory 11.

  11.02 Total admitted assets held in                      $209,209,163       2.528%
   Canadian Investments
  11.03 Canadian currency-denominated                       $12,827,398       0.155%
   investments
  11.04 Canadian-denominated insurance                                $       0.000%
   liabilities
  11.05 Unhedged Canadian currency exposure                           $       0.000%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.

  12.01 Are assets held in investments with                               Yes x No / /
   contractual sales restrictions less than
   2.5% of the reporting entity's total
   admitted assets?

     If response to 12.01 is yes, responses
     are not required for the remainder of
     Interrogatory 12.

                   1                                2                  3
------------------------------------------------------------------------------------------------------
     12.02 Aggregate statement value of                   $              0.000%
      investments with contractual sales
      restrictions:
      Largest 3 investments with
      contractual sales restrictions:
  12.03                                                   $              0.000%
  12.04                                                   $              0.000%
  12.05                                                   $              0.000%

13. Amounts and percentages of admitted assets held in the largest 10 equity interests:

  13.01 Are assets held in equity interest less than 2.5% of                        Yes / / No
   the reporting entity's total admitted assets?                                        x
   If response to 13.01 above is yes, responses are not
   required for the remainder of Interrogatory 13.

                   1
             NAME OF ISSUER                           2                   3
---------------------------------------------------------------------------------------------------------
  13.02 LLOYDS TSB GROUP PLC                       $27,478,825              0.332%
  13.03 GOLDMAN SACHS GROUP INC                    $27,459,000              0.332%
  13.04 CREDIT AGRICOLE SA                         $20,000,000              0.242%
  13.05 CHUBB CORPORATION (THE)                    $19,981,421              0.241%
  13.06 BANCO BILBAO VIZCAYA ARGENTARIA            $19,792,200              0.239%
   S.A.
  13.07 BNP PARIBAS                                $19,000,000              0.230%
  13.08 TORONTO-DOMINION BANK (THE)                $14,578,000              0.176%
  13.09 RESONA HOLDINGS INC                        $14,089,908              0.170%
  13.10 NIB CAPITAL NV                             $13,847,931              0.167%
  13.11 SOCIETE GENERALE                           $12,600,000              0.152%

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

  14.01 Are assets held in nonaffiliated,                       Yes x No / /
   privately placed equities less than 2.5% of the reporting entity's total admitted assets?
   If response to 14.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 14.

                      1                            2            3
---------------------------------------------------------------------------------------
  14.02 Aggregate statement value of                    $         0.000%
   investments held in nonaffiliated,
   privately placed equities:
   Largest 3 investments held in
   nonaffiliated, privately placed equities:
  14.03                                                 $         0.000%
  14.04                                                 $         0.000%
  14.05                                                 $         0.000%

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

  15.01 Are assets held in general                              Yes x No / /
   partnership interests less than 2.5% of
   the reporting entity's total admitted
   assets?
   If response to 15.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 15.

                      1                            2            3
---------------------------------------------------------------------------------------
  15.02 Aggregate statement value of                    $         0.000%
   investments held in general partnership
   interests:
   Largest 3 investments in general
   partnership interests:
  15.03                                                 $         0.000%
  15.04                                                 $         0.000%
  15.05                                                 $         0.000%

16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

  16.01 Are mortgage loans reported in                          Yes / / No x
   Schedule B less than 2.5% of the reporting entity's total admitted assets?
   If response to 16.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 16 and
   Interrogatory 17.

                      1
TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)       2            3
---------------------------------------------------------------------------------------
  16.02 HTFD REGENCY CENTERS FIXED LIFE        $60,000,000        0.725%
  16.03 WACHOVIA MONTCLAIR PLAZA PN 2006       $49,621,270        0.600%
  16.04 FORTIS                                 $41,740,409        0.504%
  16.05 HTFD_1880 CENTURY PARK EAST WHLN 06    $35,000,000        0.423%
  16.06 JPMC DRA PORTFOLIO PNO5                $35,000,000        0.423%
  16.07 HTFD ESTATE ON QUARRY LAKES WHLN 2007  $23,527,504        0.284%
  16.08 HTFD CHANNEL ISLANDS WHLN 2007         $18,753,334        0.227%
  16.09 HTFD ST. JOHNS PROP. HQ BLDG. WHLN 06  $11,431,811        0.138%
  16.10 PRINCIPAL SANDS POINT PN 06            $11,427,989        0.138%
  16.11 KB FISERVE BLDG WHLN 06                $7,849,189         0.095%

     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                              LOANS
---------------------------------------------------------------------------------------
  16.12 Construction loans                              $         0.000%
  16.13 Mortgage loans over 90 days past due            $         0.000%
  16.14 Mortgage loans in the process of                $         0.000%
   foreclosure
  16.15 Mortgage loans foreclosed                       $         0.000%
  16.16 Restructured mortgage loans                     $         0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                    RESIDENTIAL                    COMMERCIAL                         AGRICULTURAL
        LOAN-TO-VALUE             1            2                3                 4                 5                 6
--------------------------------------------------------------------------------------------------------------------------------
  17.01 above 95%                    $        0.000%      $                       0.000%                   $          0.000%
  17.02 91% to 95%                   $        0.000%      $                       0.000%                   $          0.000%
  17.03 81% to 90%                   $        0.000%      $                       0.000%                   $          0.000%
  17.04 71% to 80%                   $        0.000%      $107,080,645            1.294%                   $          0.000%
  17.05 below 70%                    $        0.000%      $195,624,239            2.364%         $14,319,074          0.173%

18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

  18.01 Are assets held in real estate reported                    Yes x No / /
   less than 2.5% of the reporting entity's total admitted assets?
   If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

Largest five investments in any one parcel or group of contiguous parcels of real estate.

      DESCRIPTION                2                 3
--------------------------------------------------------------------------------
  18.02                                   $           0.000  %
  18.03                                   $           0.000  %
  18.04                                   $           0.000  %
  18.05                                   $           0.000  %
  18.06                                   $           0.000  %

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments in mezzanine real estate loans.

  19.01 Are assets held in investments held in mezzanine real      Yes x No / /
   estate loans less than 2.5% of the reporting entity's admitted assets?
   Is response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

           1                     2                 3
--------------------------------------------------------------------------------
  19.02 Aggregate                         $           0.000  %
   statement value of
   investments held in
   mezzanine real
   estate loans Largest
   three investments
   held in mezzanine
   real estate loans.
  19.03                                   $           0.000  %
  19.04                                   $           0.000  %
  19.05                                   $           0.000  %

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                                        AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                  2                   3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  20.01 Securities lending (do    $388,665,636           4.697  %          $197,522,197         $224,652,392         $409,563,021
   not include assets held as
   collateral for such
   transactions)
  20.02 Repurchase agreements                $           0.000  %                     $                    $                    $
  20.03 Reverse repurchase                   $           0.000  %                     $                    $                    $
   agreements
  20.04 Dollar repurchase                    $           0.000  %                     $                    $                    $
   agreements
  20.05 Dollar reverse                       $           0.000  %                     $                    $                    $
   repurchase agreements

21. Amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps and floors:

                                           OWNED                                                       WRITTEN
                                     1                  2                                      3                    4
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                             $           0.000  %                                      $                0.000  %
  21.02 Income generation                   $           0.000  %                                      $                0.000  %
  21.03 Other                    $404,761,614           4.891  %                                      $                0.000  %

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                                       AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                 2                    3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  22.01 Hedging                     $3,489,804          0.042  %             $3,404,726           $3,081,019           $3,641,617
  22.02 Income generation                    $          0.000  %                      $                    $                    $
  22.03 Replications                  $112,363          0.001  %               $279,371             $219,338             $113,929
  22.04 Other                     $340,510,916          4.115  %            $23,117,070         $340,865,942         $344,677,551

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                                                       AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                 2                    3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  23.01 Hedging                              $          0.000  %                      $                    $                    $
  23.02 Income generation                    $          0.000  %                      $                    $                    $
  23.03 Replications                         $          0.000  %                      $                    $                    $
  23.04 Other                       $7,779,300          0.094  %             $5,724,450          $13,907,600           $5,077,150